UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of February

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Columbia Convertible Securities Fund

Class A | PACIX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$123	1.08%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Class A | ASR134_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Class A (including sales charges) ($31,706)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$9,425	$10,000	$10,000
03/16	$9,923	$10,704	$10,464
04/16	$10,104	$10,770	$10,617
05/16	$10,318	$10,963	$10,798
06/16	$10,373	$10,986	$10,844
07/16	$10,845	$11,422	$11,337
08/16	$10,990	$11,451	$11,369
09/16	$11,173	$11,469	$11,497
10/16	$10,945	$11,221	$11,307
11/16	$11,281	$11,723	$11,565
12/16	$11,401	$11,952	$11,739
01/17	$11,741	$12,176	$12,052
02/17	$11,939	$12,629	$12,282
03/17	$11,985	$12,638	$12,360
04/17	$12,101	$12,772	$12,497
05/17	$12,204	$12,903	$12,584
06/17	$12,338	$13,019	$12,664
07/17	$12,650	$13,264	$12,920
08/17	$12,753	$13,290	$12,968
09/17	$12,935	$13,614	$13,142
10/17	$13,085	$13,911	$13,357
11/17	$13,137	$14,334	$13,373
12/17	$13,120	$14,477	$13,347
01/18	$13,581	$15,240	$13,760
02/18	$13,449	$14,678	$13,605
03/18	$13,432	$14,384	$13,667
04/18	$13,393	$14,438	$13,639
05/18	$13,896	$14,846	$14,123
06/18	$13,781	$14,943	$14,182
07/18	$13,921	$15,439	$14,274
08/18	$14,307	$15,981	$14,776
09/18	$14,288	$16,008	$14,739
10/18	$13,446	$14,829	$13,848
11/18	$13,613	$15,126	$14,024
12/18	$12,989	$13,718	$13,367
01/19	$14,069	$14,896	$14,298
02/19	$14,485	$15,419	$14,738
03/19	$14,532	$15,645	$14,738
04/19	$14,978	$16,269	$15,134
05/19	$14,525	$15,216	$14,638
06/19	$15,294	$16,285	$15,306
07/19	$15,456	$16,527	$15,567
08/19	$15,259	$16,190	$15,375
09/19	$15,246	$16,475	$15,330
10/19	$15,409	$16,829	$15,572
11/19	$15,977	$17,469	$16,063
12/19	$16,384	$17,973	$16,462
01/20	$16,849	$17,954	$16,925
02/20	$16,303	$16,484	$16,447
03/20	$14,242	$14,217	$14,220
04/20	$15,758	$16,100	$15,797
05/20	$16,984	$16,961	$16,863
06/20	$17,938	$17,349	$17,654
07/20	$19,245	$18,334	$18,935
08/20	$20,683	$19,662	$20,557
09/20	$20,312	$18,946	$20,113
10/20	$20,197	$18,537	$19,948
11/20	$22,808	$20,792	$22,485
12/20	$24,229	$21,728	$24,070
01/21	$25,028	$21,631	$24,801
02/21	$25,818	$22,307	$25,564
03/21	$24,742	$23,107	$24,760
04/21	$25,405	$24,298	$25,400
05/21	$24,928	$24,409	$24,971
06/21	$25,619	$25,010	$25,731
07/21	$25,304	$25,433	$25,566
08/21	$25,724	$26,159	$26,041
09/21	$25,284	$24,985	$25,605
10/21	$25,914	$26,675	$26,522
11/21	$24,977	$26,269	$25,581
12/21	$25,167	$27,303	$25,597
01/22	$23,347	$25,697	$23,920
02/22	$23,485	$25,049	$23,927
03/22	$23,815	$25,862	$24,213
04/22	$22,029	$23,541	$22,495
05/22	$21,246	$23,509	$21,768
06/22	$19,909	$21,543	$20,424
07/22	$21,093	$23,564	$21,587
08/22	$21,352	$22,684	$21,784
09/22	$19,875	$20,581	$20,482
10/22	$20,481	$22,269	$21,149
11/22	$20,827	$23,431	$21,483
12/22	$20,230	$22,059	$20,808
01/23	$21,470	$23,578	$22,015
02/23	$21,068	$23,027	$21,731
03/23	$21,021	$23,643	$21,588
04/23	$20,736	$23,895	$21,287
05/23	$20,779	$23,988	$21,475
06/23	$21,986	$25,626	$22,588
07/23	$22,494	$26,544	$23,205
08/23	$21,821	$26,032	$22,604
09/23	$21,209	$24,792	$22,017
10/23	$20,076	$24,135	$21,048
11/23	$21,220	$26,385	$22,144
12/23	$22,639	$27,785	$23,486
01/24	$22,483	$28,093	$23,213
02/24	$22,595	$29,613	$23,491
03/24	$23,030	$30,569	$24,037
04/24	$22,333	$29,224	$23,200
05/24	$22,850	$30,604	$23,765
06/24	$23,090	$31,552	$23,986
07/24	$23,508	$32,138	$24,448
08/24	$23,756	$32,838	$24,768
09/24	$24,240	$33,517	$25,249
10/24	$24,228	$33,271	$25,461
11/24	$25,760	$35,484	$27,185
12/24	$24,791	$34,400	$26,102
01/25	$25,567	$35,486	$26,796
02/25	$24,951	$34,806	$26,261
03/25	$24,284	$32,775	$25,543
04/25	$24,341	$32,556	$25,888
05/25	$25,212	$34,619	$26,731
06/25	$26,471	$36,378	$27,811
07/25	$27,254	$37,179	$28,583
08/25	$27,737	$38,039	$29,081
09/25	$29,023	$39,352	$30,199
10/25	$30,224	$40,196	$31,143
11/25	$29,716	$40,306	$30,924
12/25	$29,644	$40,298	$30,795
01/26	$31,359	$40,923	$32,214
02/26	$31,706	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.07	4.19	12.90
Class A (including sales charges)	19.79	2.97	12.23
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Class A | ASR134_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class A | ASR134_01_(04/26) |

Columbia Convertible Securities Fund

Class C | PHIKX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$207	1.83%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Class C | ASR134_04_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Class C (including sales charges) ($31,210)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,517	$10,704	$10,464
04/16	$10,704	$10,770	$10,617
05/16	$10,924	$10,963	$10,798
06/16	$10,976	$10,986	$10,844
07/16	$11,464	$11,422	$11,337
08/16	$11,617	$11,451	$11,369
09/16	$11,803	$11,469	$11,497
10/16	$11,555	$11,221	$11,307
11/16	$11,897	$11,723	$11,565
12/16	$12,015	$11,952	$11,739
01/17	$12,367	$12,176	$12,052
02/17	$12,570	$12,629	$12,282
03/17	$12,615	$12,638	$12,360
04/17	$12,731	$12,772	$12,497
05/17	$12,826	$12,903	$12,584
06/17	$12,957	$13,019	$12,664
07/17	$13,278	$13,264	$12,920
08/17	$13,374	$13,290	$12,968
09/17	$13,560	$13,614	$13,142
10/17	$13,711	$13,911	$13,357
11/17	$13,760	$14,334	$13,373
12/17	$13,728	$14,477	$13,347
01/18	$14,205	$15,240	$13,760
02/18	$14,053	$14,678	$13,605
03/18	$14,024	$14,384	$13,667
04/18	$13,975	$14,438	$13,639
05/18	$14,495	$14,846	$14,123
06/18	$14,370	$14,943	$14,182
07/18	$14,502	$15,439	$14,274
08/18	$14,892	$15,981	$14,776
09/18	$14,872	$16,008	$14,739
10/18	$13,986	$14,829	$13,848
11/18	$14,147	$15,126	$14,024
12/18	$13,490	$13,718	$13,367
01/19	$14,608	$14,896	$14,298
02/19	$15,026	$15,419	$14,738
03/19	$15,063	$15,645	$14,738
04/19	$15,519	$16,269	$15,134
05/19	$15,041	$15,216	$14,638
06/19	$15,825	$16,285	$15,306
07/19	$15,986	$16,527	$15,567
08/19	$15,767	$16,190	$15,375
09/19	$15,746	$16,475	$15,330
10/19	$15,907	$16,829	$15,572
11/19	$16,481	$17,469	$16,063
12/19	$16,885	$17,973	$16,462
01/20	$17,358	$17,954	$16,925
02/20	$16,786	$16,484	$16,447
03/20	$14,658	$14,217	$14,220
04/20	$16,206	$16,100	$15,797
05/20	$17,455	$16,961	$16,863
06/20	$18,423	$17,349	$17,654
07/20	$19,746	$18,334	$18,935
08/20	$21,218	$19,662	$20,557
09/20	$20,823	$18,946	$20,113
10/20	$20,688	$18,537	$19,948
11/20	$23,348	$20,792	$22,485
12/20	$24,790	$21,728	$24,070
01/21	$25,593	$21,631	$24,801
02/21	$26,387	$22,307	$25,564
03/21	$25,268	$23,107	$24,760
04/21	$25,922	$24,298	$25,400
05/21	$25,433	$24,409	$24,971
06/21	$26,118	$25,010	$25,731
07/21	$25,778	$25,433	$25,566
08/21	$26,190	$26,159	$26,041
09/21	$25,726	$24,985	$25,605
10/21	$26,343	$26,675	$26,522
11/21	$25,378	$26,269	$25,581
12/21	$25,556	$27,303	$25,597
01/22	$23,690	$25,697	$23,920
02/22	$23,811	$25,049	$23,927
03/22	$24,142	$25,862	$24,213
04/22	$22,314	$23,541	$22,495
05/22	$21,507	$23,509	$21,768
06/22	$20,143	$21,543	$20,424
07/22	$21,324	$23,564	$21,587
08/22	$21,576	$22,684	$21,784
09/22	$20,070	$20,581	$20,482
10/22	$20,673	$22,269	$21,149
11/22	$21,002	$23,431	$21,483
12/22	$20,380	$22,059	$20,808
01/23	$21,625	$23,578	$22,015
02/23	$21,206	$23,027	$21,731
03/23	$21,139	$23,643	$21,588
04/23	$20,852	$23,895	$21,287
05/23	$20,885	$23,988	$21,475
06/23	$22,075	$25,626	$22,588
07/23	$22,565	$26,544	$23,205
08/23	$21,875	$26,032	$22,604
09/23	$21,259	$24,792	$22,017
10/23	$20,108	$24,135	$21,048
11/23	$21,237	$26,385	$22,144
12/23	$22,647	$27,785	$23,486
01/24	$22,479	$28,093	$23,213
02/24	$22,568	$29,613	$23,491
03/24	$22,996	$30,569	$24,037
04/24	$22,286	$29,224	$23,200
05/24	$22,793	$30,604	$23,765
06/24	$23,014	$31,552	$23,986
07/24	$23,409	$32,138	$24,448
08/24	$23,647	$32,838	$24,768
09/24	$24,108	$33,517	$25,249
10/24	$24,085	$33,271	$25,461
11/24	$25,594	$35,484	$27,185
12/24	$24,613	$34,400	$26,102
01/25	$25,364	$35,486	$26,796
02/25	$24,750	$34,806	$26,261
03/25	$24,061	$32,775	$25,543
04/25	$24,107	$32,556	$25,888
05/25	$24,951	$34,619	$26,731
06/25	$26,180	$36,378	$27,811
07/25	$26,947	$37,179	$28,583
08/25	$27,404	$38,039	$29,081
09/25	$28,653	$39,352	$30,199
10/25	$29,821	$40,196	$31,143
11/25	$29,294	$40,306	$30,924
12/25	$29,203	$40,298	$30,795
01/26	$30,878	$40,923	$32,214
02/26	$31,210	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.10	3.41	12.05
Class C (including sales charges)	25.10	3.41	12.05
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Class C | ASR134_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class C | ASR134_04_(04/26) |

Columbia Convertible Securities Fund

Class S | NCIDX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$94	0.83%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Class S | ASR134_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Class S ($33,777)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,528	$10,704	$10,464
04/16	$10,721	$10,770	$10,617
05/16	$10,947	$10,963	$10,798
06/16	$11,007	$10,986	$10,844
07/16	$11,508	$11,422	$11,337
08/16	$11,661	$11,451	$11,369
09/16	$11,855	$11,469	$11,497
10/16	$11,613	$11,221	$11,307
11/16	$11,970	$11,723	$11,565
12/16	$12,097	$11,952	$11,739
01/17	$12,458	$12,176	$12,052
02/17	$12,668	$12,629	$12,282
03/17	$12,716	$12,638	$12,360
04/17	$12,840	$12,772	$12,497
05/17	$12,949	$12,903	$12,584
06/17	$13,091	$13,019	$12,664
07/17	$13,422	$13,264	$12,920
08/17	$13,532	$13,290	$12,968
09/17	$13,724	$13,614	$13,142
10/17	$13,884	$13,911	$13,357
11/17	$13,939	$14,334	$13,373
12/17	$13,921	$14,477	$13,347
01/18	$14,410	$15,240	$13,760
02/18	$14,270	$14,678	$13,605
03/18	$14,252	$14,384	$13,667
04/18	$14,210	$14,438	$13,639
05/18	$14,744	$14,846	$14,123
06/18	$14,623	$14,943	$14,182
07/18	$14,771	$15,439	$14,274
08/18	$15,180	$15,981	$14,776
09/18	$15,160	$16,008	$14,739
10/18	$14,267	$14,829	$13,848
11/18	$14,444	$15,126	$14,024
12/18	$13,782	$13,718	$13,367
01/19	$14,928	$14,896	$14,298
02/19	$15,369	$15,419	$14,738
03/19	$15,420	$15,645	$14,738
04/19	$15,892	$16,269	$15,134
05/19	$15,412	$15,216	$14,638
06/19	$16,227	$16,285	$15,306
07/19	$16,400	$16,527	$15,567
08/19	$16,190	$16,190	$15,375
09/19	$16,177	$16,475	$15,330
10/19	$16,350	$16,829	$15,572
11/19	$16,952	$17,469	$16,063
12/19	$17,384	$17,973	$16,462
01/20	$17,877	$17,954	$16,925
02/20	$17,298	$16,484	$16,447
03/20	$15,112	$14,217	$14,220
04/20	$16,720	$16,100	$15,797
05/20	$18,020	$16,961	$16,863
06/20	$19,033	$17,349	$17,654
07/20	$20,420	$18,334	$18,935
08/20	$21,945	$19,662	$20,557
09/20	$21,552	$18,946	$20,113
10/20	$21,430	$18,537	$19,948
11/20	$24,201	$20,792	$22,485
12/20	$25,708	$21,728	$24,070
01/21	$26,556	$21,631	$24,801
02/21	$27,394	$22,307	$25,564
03/21	$26,252	$23,107	$24,760
04/21	$26,956	$24,298	$25,400
05/21	$26,450	$24,409	$24,971
06/21	$27,183	$25,010	$25,731
07/21	$26,849	$25,433	$25,566
08/21	$27,294	$26,159	$26,041
09/21	$26,827	$24,985	$25,605
10/21	$27,496	$26,675	$26,522
11/21	$26,502	$26,269	$25,581
12/21	$26,703	$27,303	$25,597
01/22	$24,772	$25,697	$23,920
02/22	$24,919	$25,049	$23,927
03/22	$25,269	$25,862	$24,213
04/22	$23,374	$23,541	$22,495
05/22	$22,543	$23,509	$21,768
06/22	$21,124	$21,543	$20,424
07/22	$22,381	$23,564	$21,587
08/22	$22,655	$22,684	$21,784
09/22	$21,089	$20,581	$20,482
10/22	$21,731	$22,269	$21,149
11/22	$22,098	$23,431	$21,483
12/22	$21,465	$22,059	$20,808
01/23	$22,781	$23,578	$22,015
02/23	$22,354	$23,027	$21,731
03/23	$22,304	$23,643	$21,588
04/23	$22,001	$23,895	$21,287
05/23	$22,048	$23,988	$21,475
06/23	$23,329	$25,626	$22,588
07/23	$23,868	$26,544	$23,205
08/23	$23,153	$26,032	$22,604
09/23	$22,504	$24,792	$22,017
10/23	$21,302	$24,135	$21,048
11/23	$22,515	$26,385	$22,144
12/23	$24,021	$27,785	$23,486
01/24	$23,855	$28,093	$23,213
02/24	$23,974	$29,613	$23,491
03/24	$24,436	$30,569	$24,037
04/24	$23,697	$29,224	$23,200
05/24	$24,245	$30,604	$23,765
06/24	$24,500	$31,552	$23,986
07/24	$24,943	$32,138	$24,448
08/24	$25,207	$32,838	$24,768
09/24	$25,720	$33,517	$25,249
10/24	$25,720	$33,271	$25,461
11/24	$27,354	$35,484	$27,185
12/24	$26,331	$34,400	$26,102
01/25	$27,165	$35,486	$26,796
02/25	$26,512	$34,806	$26,261
03/25	$25,809	$32,775	$25,543
04/25	$25,882	$32,556	$25,888
05/25	$26,805	$34,619	$26,731
06/25	$28,145	$36,378	$27,811
07/25	$28,988	$37,179	$28,583
08/25	$29,513	$38,039	$29,081
09/25	$30,883	$39,352	$30,199
10/25	$32,170	$40,196	$31,143
11/25	$31,631	$40,306	$30,924
12/25	$31,562	$40,298	$30,795
01/26	$33,395	$40,923	$32,214
02/26	$33,777	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	27.40	4.28	12.94
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Class S | ASR134_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Class S | ASR134_16_(04/26) |

Columbia Convertible Securities Fund

Institutional 2 Class | COCRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$90	0.79%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Institutional 2 Class | ASR134_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Institutional 2 Class ($34,700)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,526	$10,704	$10,464
04/16	$10,724	$10,770	$10,617
05/16	$10,955	$10,963	$10,798
06/16	$11,017	$10,986	$10,844
07/16	$11,521	$11,422	$11,337
08/16	$11,680	$11,451	$11,369
09/16	$11,876	$11,469	$11,497
10/16	$11,643	$11,221	$11,307
11/16	$11,997	$11,723	$11,565
12/16	$12,127	$11,952	$11,739
01/17	$12,492	$12,176	$12,052
02/17	$12,708	$12,629	$12,282
03/17	$12,760	$12,638	$12,360
04/17	$12,889	$12,772	$12,497
05/17	$13,005	$12,903	$12,584
06/17	$13,144	$13,019	$12,664
07/17	$13,487	$13,264	$12,920
08/17	$13,597	$13,290	$12,968
09/17	$13,792	$13,614	$13,142
10/17	$13,965	$13,911	$13,357
11/17	$14,021	$14,334	$13,373
12/17	$14,007	$14,477	$13,347
01/18	$14,502	$15,240	$13,760
02/18	$14,363	$14,678	$13,605
03/18	$14,349	$14,384	$13,667
04/18	$14,307	$14,438	$13,639
05/18	$14,854	$14,846	$14,123
06/18	$14,737	$14,943	$14,182
07/18	$14,892	$15,439	$14,274
08/18	$15,301	$15,981	$14,776
09/18	$15,286	$16,008	$14,739
10/18	$14,393	$14,829	$13,848
11/18	$14,570	$15,126	$14,024
12/18	$13,905	$13,718	$13,367
01/19	$15,073	$14,896	$14,298
02/19	$15,521	$15,419	$14,738
03/19	$15,577	$15,645	$14,738
04/19	$16,057	$16,269	$15,134
05/19	$15,577	$15,216	$14,638
06/19	$16,406	$16,285	$15,306
07/19	$16,586	$16,527	$15,567
08/19	$16,376	$16,190	$15,375
09/19	$16,368	$16,475	$15,330
10/19	$16,549	$16,829	$15,572
11/19	$17,160	$17,469	$16,063
12/19	$17,599	$17,973	$16,462
01/20	$18,109	$17,954	$16,925
02/20	$17,520	$16,484	$16,447
03/20	$15,312	$14,217	$14,220
04/20	$16,950	$16,100	$15,797
05/20	$18,271	$16,961	$16,863
06/20	$19,301	$17,349	$17,654
07/20	$20,710	$18,334	$18,935
08/20	$22,266	$19,662	$20,557
09/20	$21,872	$18,946	$20,113
10/20	$21,749	$18,537	$19,948
11/20	$24,566	$20,792	$22,485
12/20	$26,109	$21,728	$24,070
01/21	$26,978	$21,631	$24,801
02/21	$27,838	$22,307	$25,564
03/21	$26,686	$23,107	$24,760
04/21	$27,402	$24,298	$25,400
05/21	$26,901	$24,409	$24,971
06/21	$27,651	$25,010	$25,731
07/21	$27,315	$25,433	$25,566
08/21	$27,772	$26,159	$26,041
09/21	$27,314	$24,985	$25,605
10/21	$27,997	$26,675	$26,522
11/21	$26,997	$26,269	$25,581
12/21	$27,204	$27,303	$25,597
01/22	$25,240	$25,697	$23,920
02/22	$25,398	$25,049	$23,927
03/22	$25,769	$25,862	$24,213
04/22	$23,841	$23,541	$22,495
05/22	$22,993	$23,509	$21,768
06/22	$21,551	$21,543	$20,424
07/22	$22,839	$23,564	$21,587
08/22	$23,127	$22,684	$21,784
09/22	$21,533	$20,581	$20,482
10/22	$22,203	$22,269	$21,149
11/22	$22,572	$23,431	$21,483
12/22	$21,928	$22,059	$20,808
01/23	$23,290	$23,578	$22,015
02/23	$22,859	$23,027	$21,731
03/23	$22,803	$23,643	$21,588
04/23	$22,509	$23,895	$21,287
05/23	$22,556	$23,988	$21,475
06/23	$23,877	$25,626	$22,588
07/23	$24,433	$26,544	$23,205
08/23	$23,700	$26,032	$22,604
09/23	$23,050	$24,792	$22,017
10/23	$21,825	$24,135	$21,048
11/23	$23,074	$26,385	$22,144
12/23	$24,625	$27,785	$23,486
01/24	$24,457	$28,093	$23,213
02/24	$24,577	$29,613	$23,491
03/24	$25,074	$30,569	$24,037
04/24	$24,315	$29,224	$23,200
05/24	$24,881	$30,604	$23,765
06/24	$25,145	$31,552	$23,986
07/24	$25,605	$32,138	$24,448
08/24	$25,884	$32,838	$24,768
09/24	$26,422	$33,517	$25,249
10/24	$26,410	$33,271	$25,461
11/24	$28,092	$35,484	$27,185
12/24	$27,033	$34,400	$26,102
01/25	$27,891	$35,486	$26,796
02/25	$27,229	$34,806	$26,261
03/25	$26,507	$32,775	$25,543
04/25	$26,581	$32,556	$25,888
05/25	$27,530	$34,619	$26,731
06/25	$28,905	$36,378	$27,811
07/25	$29,784	$37,179	$28,583
08/25	$30,317	$38,039	$29,081
09/25	$31,735	$39,352	$30,199
10/25	$33,054	$40,196	$31,143
11/25	$32,494	$40,306	$30,924
12/25	$32,427	$40,298	$30,795
01/26	$34,313	$40,923	$32,214
02/26	$34,700	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.44	4.50	13.25
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Institutional 2 Class | ASR134_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional 2 Class | ASR134_15_(04/26) |

Columbia Convertible Securities Fund

Institutional 3 Class | CSFYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Institutional 3 Class | ASR134_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Institutional 3 Class ($34,871)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,530	$10,704	$10,464
04/16	$10,727	$10,770	$10,617
05/16	$10,956	$10,963	$10,798
06/16	$11,018	$10,986	$10,844
07/16	$11,519	$11,422	$11,337
08/16	$11,684	$11,451	$11,369
09/16	$11,880	$11,469	$11,497
10/16	$11,641	$11,221	$11,307
11/16	$11,999	$11,723	$11,565
12/16	$12,130	$11,952	$11,739
01/17	$12,499	$12,176	$12,052
02/17	$12,714	$12,629	$12,282
03/17	$12,767	$12,638	$12,360
04/17	$12,896	$12,772	$12,497
05/17	$13,011	$12,903	$12,584
06/17	$13,157	$13,019	$12,664
07/17	$13,497	$13,264	$12,920
08/17	$13,606	$13,290	$12,968
09/17	$13,803	$13,614	$13,142
10/17	$13,974	$13,911	$13,357
11/17	$14,029	$14,334	$13,373
12/17	$14,017	$14,477	$13,347
01/18	$14,516	$15,240	$13,760
02/18	$14,371	$14,678	$13,605
03/18	$14,359	$14,384	$13,667
04/18	$14,317	$14,438	$13,639
05/18	$14,867	$14,846	$14,123
06/18	$14,753	$14,943	$14,182
07/18	$14,907	$15,439	$14,274
08/18	$15,320	$15,981	$14,776
09/18	$15,308	$16,008	$14,739
10/18	$14,413	$14,829	$13,848
11/18	$14,589	$15,126	$14,024
12/18	$13,923	$13,718	$13,367
01/19	$15,091	$14,896	$14,298
02/19	$15,536	$15,419	$14,738
03/19	$15,593	$15,645	$14,738
04/19	$16,077	$16,269	$15,134
05/19	$15,600	$15,216	$14,638
06/19	$16,426	$16,285	$15,306
07/19	$16,612	$16,527	$15,567
08/19	$16,396	$16,190	$15,375
09/19	$16,390	$16,475	$15,330
10/19	$16,570	$16,829	$15,572
11/19	$17,185	$17,469	$16,063
12/19	$17,630	$17,973	$16,462
01/20	$18,137	$17,954	$16,925
02/20	$17,552	$16,484	$16,447
03/20	$15,344	$14,217	$14,220
04/20	$16,979	$16,100	$15,797
05/20	$18,300	$16,961	$16,863
06/20	$19,332	$17,349	$17,654
07/20	$20,748	$18,334	$18,935
08/20	$22,310	$19,662	$20,557
09/20	$21,913	$18,946	$20,113
10/20	$21,790	$18,537	$19,948
11/20	$24,621	$20,792	$22,485
12/20	$26,164	$21,728	$24,070
01/21	$27,027	$21,631	$24,801
02/21	$27,898	$22,307	$25,564
03/21	$26,739	$23,107	$24,760
04/21	$27,459	$24,298	$25,400
05/21	$26,962	$24,409	$24,971
06/21	$27,709	$25,010	$25,731
07/21	$27,385	$25,433	$25,566
08/21	$27,838	$26,159	$26,041
09/21	$27,377	$24,985	$25,605
10/21	$28,064	$26,675	$26,522
11/21	$27,053	$26,269	$25,581
12/21	$27,271	$27,303	$25,597
01/22	$25,303	$25,697	$23,920
02/22	$25,460	$25,049	$23,927
03/22	$25,830	$25,862	$24,213
04/22	$23,897	$23,541	$22,495
05/22	$23,057	$23,509	$21,768
06/22	$21,609	$21,543	$20,424
07/22	$22,896	$23,564	$21,587
08/22	$23,192	$22,684	$21,784
09/22	$21,593	$20,581	$20,482
10/22	$22,268	$22,269	$21,149
11/22	$22,634	$23,431	$21,483
12/22	$21,998	$22,059	$20,808
01/23	$23,358	$23,578	$22,015
02/23	$22,932	$23,027	$21,731
03/23	$22,878	$23,643	$21,588
04/23	$22,576	$23,895	$21,287
05/23	$22,634	$23,988	$21,475
06/23	$23,956	$25,626	$22,588
07/23	$24,507	$26,544	$23,205
08/23	$23,781	$26,032	$22,604
09/23	$23,116	$24,792	$22,017
10/23	$21,902	$24,135	$21,048
11/23	$23,152	$26,385	$22,144
12/23	$24,702	$27,785	$23,486
01/24	$24,536	$28,093	$23,213
02/24	$24,667	$29,613	$23,491
03/24	$25,162	$30,569	$24,037
04/24	$24,410	$29,224	$23,200
05/24	$24,971	$30,604	$23,765
06/24	$25,235	$31,552	$23,986
07/24	$25,704	$32,138	$24,448
08/24	$25,980	$32,838	$24,768
09/24	$26,516	$33,517	$25,249
10/24	$26,516	$33,271	$25,461
11/24	$28,195	$35,484	$27,185
12/24	$27,149	$34,400	$26,102
01/25	$27,999	$35,486	$26,796
02/25	$27,343	$34,806	$26,261
03/25	$26,619	$32,775	$25,543
04/25	$26,692	$32,556	$25,888
05/25	$27,644	$34,619	$26,731
06/25	$29,034	$36,378	$27,811
07/25	$29,906	$37,179	$28,583
08/25	$30,446	$38,039	$29,081
09/25	$31,867	$39,352	$30,199
10/25	$33,199	$40,196	$31,143
11/25	$32,644	$40,306	$30,924
12/25	$32,569	$40,298	$30,795
01/26	$34,463	$40,923	$32,214
02/26	$34,871	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.53	4.56	13.30
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Institutional 3 Class | ASR134_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional 3 Class | ASR134_17_(04/26) |

Columbia Convertible Securities Fund

Institutional Class | NCIAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$94	0.83%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | An underweight allocation to the consumer discretionary sector buoyed relative Fund performance during the annual period.

Individual holdings | Positions in Lumentum, an electrical product manufacturing company, Bloom Energy, a power generation company, and Eos Energy Enterprises, a battery storage solutions company were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the real estate and information technology sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight allocation to the consumer staples sector detracted from relative performance.

Individual holdings | Positions in Rocket Lab USA, an aerospace company, Live Nation Entertainment, an entertainment company, and Coinbase Global, a crypto platform company, were among the top detractors from relative performance during the period.

Columbia Convertible Securities Fund | Institutional Class | ASR134_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Convertible Securities Fund Institutional Class ($34,488)	Russell 3000® Index ($40,728)	ICE BofA US Convertible Index ($32,767)
02/16	$10,000	$10,000	$10,000
03/16	$10,527	$10,704	$10,464
04/16	$10,720	$10,770	$10,617
05/16	$10,946	$10,963	$10,798
06/16	$11,011	$10,986	$10,844
07/16	$11,512	$11,422	$11,337
08/16	$11,672	$11,451	$11,369
09/16	$11,867	$11,469	$11,497
10/16	$11,631	$11,221	$11,307
11/16	$11,981	$11,723	$11,565
12/16	$12,116	$11,952	$11,739
01/17	$12,483	$12,176	$12,052
02/17	$12,694	$12,629	$12,282
03/17	$12,743	$12,638	$12,360
04/17	$12,873	$12,772	$12,497
05/17	$12,983	$12,903	$12,584
06/17	$13,126	$13,019	$12,664
07/17	$13,464	$13,264	$12,920
08/17	$13,575	$13,290	$12,968
09/17	$13,776	$13,614	$13,142
10/17	$13,943	$13,911	$13,357
11/17	$13,999	$14,334	$13,373
12/17	$13,982	$14,477	$13,347
01/18	$14,473	$15,240	$13,760
02/18	$14,332	$14,678	$13,605
03/18	$14,316	$14,384	$13,667
04/18	$14,281	$14,438	$13,639
05/18	$14,816	$14,846	$14,123
06/18	$14,704	$14,943	$14,182
07/18	$14,859	$15,439	$14,274
08/18	$15,270	$15,981	$14,776
09/18	$15,253	$16,008	$14,739
10/18	$14,362	$14,829	$13,848
11/18	$14,533	$15,126	$14,024
12/18	$13,869	$13,718	$13,367
01/19	$15,036	$14,896	$14,298
02/19	$15,479	$15,419	$14,738
03/19	$15,532	$15,645	$14,738
04/19	$16,007	$16,269	$15,134
05/19	$15,532	$15,216	$14,638
06/19	$16,355	$16,285	$15,306
07/19	$16,536	$16,527	$15,567
08/19	$16,324	$16,190	$15,375
09/19	$16,314	$16,475	$15,330
10/19	$16,496	$16,829	$15,572
11/19	$17,103	$17,469	$16,063
12/19	$17,541	$17,973	$16,462
01/20	$18,046	$17,954	$16,925
02/20	$17,462	$16,484	$16,447
03/20	$15,263	$14,217	$14,220
04/20	$16,893	$16,100	$15,797
05/20	$18,205	$16,961	$16,863
06/20	$19,228	$17,349	$17,654
07/20	$20,636	$18,334	$18,935
08/20	$22,192	$19,662	$20,557
09/20	$21,792	$18,946	$20,113
10/20	$21,668	$18,537	$19,948
11/20	$24,474	$20,792	$22,485
12/20	$26,011	$21,728	$24,070
01/21	$26,867	$21,631	$24,801
02/21	$27,732	$22,307	$25,564
03/21	$26,577	$23,107	$24,760
04/21	$27,288	$24,298	$25,400
05/21	$26,794	$24,409	$24,971
06/21	$27,535	$25,010	$25,731
07/21	$27,207	$25,433	$25,566
08/21	$27,657	$26,159	$26,041
09/21	$27,202	$24,985	$25,605
10/21	$27,878	$26,675	$26,522
11/21	$26,873	$26,269	$25,581
12/21	$27,086	$27,303	$25,597
01/22	$25,131	$25,697	$23,920
02/22	$25,279	$25,049	$23,927
03/22	$25,649	$25,862	$24,213
04/22	$23,730	$23,541	$22,495
05/22	$22,888	$23,509	$21,768
06/22	$21,444	$21,543	$20,424
07/22	$22,729	$23,564	$21,587
08/22	$23,019	$22,684	$21,784
09/22	$21,422	$20,581	$20,482
10/22	$22,096	$22,269	$21,149
11/22	$22,457	$23,431	$21,483
12/22	$21,816	$22,059	$20,808
01/23	$23,164	$23,578	$22,015
02/23	$22,742	$23,027	$21,731
03/23	$22,694	$23,643	$21,588
04/23	$22,399	$23,895	$21,287
05/23	$22,446	$23,988	$21,475
06/23	$23,749	$25,626	$22,588
07/23	$24,297	$26,544	$23,205
08/23	$23,582	$26,032	$22,604
09/23	$22,926	$24,792	$22,017
10/23	$21,704	$24,135	$21,048
11/23	$22,950	$26,385	$22,144
12/23	$24,483	$27,785	$23,486
01/24	$24,327	$28,093	$23,213
02/24	$24,447	$29,613	$23,491
03/24	$24,933	$30,569	$24,037
04/24	$24,180	$29,224	$23,200
05/24	$24,739	$30,604	$23,765
06/24	$25,001	$31,552	$23,986
07/24	$25,465	$32,138	$24,448
08/24	$25,733	$32,838	$24,768
09/24	$26,260	$33,517	$25,249
10/24	$26,260	$33,271	$25,461
11/24	$27,929	$35,484	$27,185
12/24	$26,885	$34,400	$26,102
01/25	$27,724	$35,486	$26,796
02/25	$27,070	$34,806	$26,261
03/25	$26,352	$32,775	$25,543
04/25	$26,427	$32,556	$25,888
05/25	$27,369	$34,619	$26,731
06/25	$28,738	$36,378	$27,811
07/25	$29,598	$37,179	$28,583
08/25	$30,134	$38,039	$29,081
09/25	$31,533	$39,352	$30,199
10/25	$32,847	$40,196	$31,143
11/25	$32,297	$40,306	$30,924
12/25	$32,226	$40,298	$30,795
01/26	$34,086	$40,923	$32,214
02/26	$34,488	$40,728	$32,767
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.40	4.46	13.18
Russell 3000® Index	17.02	12.80	15.08
ICE BofA US Convertible Index	24.77	5.09	12.60

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,590,544,812
Total number of portfolio holdings	118
Management services fees (represents 0.77% of Fund average net assets)	$10,354,758
Portfolio turnover for the reporting period	212%

Columbia Convertible Securities Fund | Institutional Class | ASR134_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Lumentum Holdings, Inc. 03/15/2032 0.375%	4.6%
Western Digital Corp. 11/15/2028 3.000%	3.0%
Bloom Energy Corp. 11/15/2030 0.000%	2.6%
Boeing Co. (The) 6.000%	2.5%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	2.3%
Bank of America Corp. 7.250%	2.3%
NextEra Energy, Inc. 7.234%	1.5%
Ionis Pharmaceuticals, Inc. 12/01/2030 0.000%	1.3%
Akamai Technologies, Inc. 05/15/2033 0.250%	1.3%
Oracle Corp. 6.500%	1.3%

Asset Categories

Table Summary
Convertible Bonds	78.2%
Convertible Preferred Stocks	18.0%
Money Market Funds	3.4%
Common Stocks	1.8%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Convertible Securities Fund | Institutional Class | ASR134_08_(04/26) |

Columbia Cornerstone Equity Fund

Class A | NSGAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Class A | ASR172_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Class A (including sales charges) ($36,486)	S&P 500® Index ($42,249)
02/16	$9,427	$10,000
03/16	$10,009	$10,678
04/16	$10,078	$10,720
05/16	$10,269	$10,912
06/16	$10,186	$10,941
07/16	$10,551	$11,344
08/16	$10,603	$11,360
09/16	$10,673	$11,362
10/16	$10,499	$11,155
11/16	$10,821	$11,568
12/16	$10,993	$11,797
01/17	$11,188	$12,020
02/17	$11,657	$12,498
03/17	$11,719	$12,512
04/17	$11,958	$12,641
05/17	$12,224	$12,818
06/17	$12,219	$12,898
07/17	$12,487	$13,164
08/17	$12,621	$13,204
09/17	$12,844	$13,476
10/17	$13,220	$13,791
11/17	$13,568	$14,214
12/17	$13,651	$14,372
01/18	$14,408	$15,195
02/18	$13,856	$14,635
03/18	$13,501	$14,263
04/18	$13,492	$14,317
05/18	$13,791	$14,662
06/18	$13,881	$14,753
07/18	$14,447	$15,302
08/18	$14,857	$15,800
09/18	$14,954	$15,890
10/18	$13,861	$14,804
11/18	$14,115	$15,106
12/18	$12,864	$13,742
01/19	$13,945	$14,843
02/19	$14,356	$15,320
03/19	$14,562	$15,617
04/19	$15,262	$16,250
05/19	$14,181	$15,217
06/19	$15,201	$16,289
07/19	$15,424	$16,523
08/19	$14,956	$16,262
09/19	$15,222	$16,566
10/19	$15,456	$16,925
11/19	$16,009	$17,539
12/19	$16,520	$18,069
01/20	$16,694	$18,061
02/20	$15,404	$16,575
03/20	$13,617	$14,527
04/20	$15,372	$16,390
05/20	$16,033	$17,170
06/20	$16,422	$17,512
07/20	$17,241	$18,499
08/20	$18,430	$19,829
09/20	$17,690	$19,076
10/20	$17,118	$18,568
11/20	$18,946	$20,601
12/20	$19,714	$21,393
01/21	$19,527	$21,177
02/21	$20,133	$21,761
03/21	$21,217	$22,714
04/21	$22,370	$23,926
05/21	$22,557	$24,093
06/21	$23,053	$24,656
07/21	$23,449	$25,241
08/21	$24,216	$26,009
09/21	$22,850	$24,799
10/21	$24,600	$26,537
11/21	$24,324	$26,353
12/21	$25,531	$27,534
01/22	$24,278	$26,109
02/22	$23,564	$25,327
03/22	$24,228	$26,268
04/22	$22,086	$23,977
05/22	$22,023	$24,021
06/22	$20,311	$22,038
07/22	$21,922	$24,070
08/22	$21,182	$23,089
09/22	$19,214	$20,962
10/22	$20,746	$22,659
11/22	$21,816	$23,926
12/22	$20,530	$22,547
01/23	$21,778	$23,964
02/23	$21,234	$23,379
03/23	$22,097	$24,238
04/23	$22,575	$24,616
05/23	$22,987	$24,723
06/23	$24,499	$26,357
07/23	$25,132	$27,203
08/23	$24,863	$26,770
09/23	$23,502	$25,494
10/23	$23,165	$24,958
11/23	$25,253	$27,237
12/23	$26,270	$28,474
01/24	$26,952	$28,953
02/24	$28,024	$30,499
03/24	$28,818	$31,480
04/24	$27,788	$30,194
05/24	$29,333	$31,692
06/24	$30,602	$32,829
07/24	$30,429	$33,228
08/24	$31,218	$34,034
09/24	$31,520	$34,761
10/24	$31,204	$34,446
11/24	$33,012	$36,468
12/24	$32,549	$35,599
01/25	$33,376	$36,590
02/25	$32,578	$36,113
03/25	$30,112	$34,078
04/25	$29,846	$33,847
05/25	$31,692	$35,977
06/25	$33,408	$37,807
07/25	$34,689	$38,655
08/25	$35,126	$39,439
09/25	$35,909	$40,878
10/25	$36,963	$41,835
11/25	$37,189	$41,938
12/25	$37,064	$41,964
01/26	$37,216	$42,572
02/26	$36,486	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	11.99	12.63	14.49
Class A (including sales charges)	5.54	11.31	13.82
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Class A | ASR172_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class A | ASR172_01_(04/26) |

Columbia Cornerstone Equity Fund

Class C | NSGCX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$174	1.65%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Class C | ASR172_04_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Class C (including sales charges) ($35,897)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,616	$10,678
04/16	$10,675	$10,720
05/16	$10,874	$10,912
06/16	$10,785	$10,941
07/16	$11,152	$11,344
08/16	$11,202	$11,360
09/16	$11,271	$11,362
10/16	$11,082	$11,155
11/16	$11,410	$11,568
12/16	$11,581	$11,797
01/17	$11,783	$12,020
02/17	$12,266	$12,498
03/17	$12,327	$12,512
04/17	$12,578	$12,641
05/17	$12,850	$12,818
06/17	$12,835	$12,898
07/17	$13,109	$13,164
08/17	$13,242	$13,204
09/17	$13,465	$13,476
10/17	$13,851	$13,791
11/17	$14,207	$14,214
12/17	$14,276	$14,372
01/18	$15,061	$15,195
02/18	$14,478	$14,635
03/18	$14,096	$14,263
04/18	$14,085	$14,317
05/18	$14,393	$14,662
06/18	$14,477	$14,753
07/18	$15,055	$15,302
08/18	$15,466	$15,800
09/18	$15,555	$15,890
10/18	$14,410	$14,804
11/18	$14,666	$15,106
12/18	$13,358	$13,742
01/19	$14,480	$14,843
02/19	$14,890	$15,320
03/19	$15,100	$15,617
04/19	$15,813	$16,250
05/19	$14,679	$15,217
06/19	$15,736	$16,289
07/19	$15,941	$16,523
08/19	$15,446	$16,262
09/19	$15,724	$16,566
10/19	$15,941	$16,925
11/19	$16,510	$17,539
12/19	$17,028	$18,069
01/20	$17,200	$18,061
02/20	$15,851	$16,575
03/20	$14,010	$14,527
04/20	$15,801	$16,390
05/20	$16,476	$17,170
06/20	$16,869	$17,512
07/20	$17,697	$18,499
08/20	$18,906	$19,829
09/20	$18,129	$19,076
10/20	$17,531	$18,568
11/20	$19,403	$20,601
12/20	$20,168	$21,393
01/21	$19,970	$21,177
02/21	$20,578	$21,761
03/21	$21,674	$22,714
04/21	$22,836	$23,926
05/21	$23,008	$24,093
06/21	$23,490	$24,656
07/21	$23,885	$25,241
08/21	$24,647	$26,009
09/21	$23,245	$24,799
10/21	$25,001	$26,537
11/21	$24,715	$26,353
12/21	$25,919	$27,534
01/22	$24,623	$26,109
02/22	$23,897	$25,327
03/22	$24,552	$26,268
04/22	$22,373	$23,977
05/22	$22,302	$24,021
06/22	$20,534	$22,038
07/22	$22,163	$24,070
08/22	$21,394	$23,089
09/22	$19,402	$20,962
10/22	$20,926	$22,659
11/22	$21,998	$23,926
12/22	$20,685	$22,547
01/23	$21,937	$23,964
02/23	$21,379	$23,379
03/23	$22,239	$24,238
04/23	$22,707	$24,616
05/23	$23,084	$24,723
06/23	$24,591	$26,357
07/23	$25,219	$27,203
08/23	$24,928	$26,770
09/23	$23,564	$25,494
10/23	$23,212	$24,958
11/23	$25,280	$27,237
12/23	$26,280	$28,474
01/24	$26,944	$28,953
02/24	$27,987	$30,499
03/24	$28,778	$31,480
04/24	$27,734	$30,194
05/24	$29,252	$31,692
06/24	$30,497	$32,829
07/24	$30,301	$33,228
08/24	$31,069	$34,034
09/24	$31,363	$34,761
10/24	$31,020	$34,446
11/24	$32,802	$36,468
12/24	$32,308	$35,599
01/25	$33,119	$36,590
02/25	$32,308	$36,113
03/25	$29,827	$34,078
04/25	$29,557	$33,847
05/25	$31,363	$35,977
06/25	$33,034	$37,807
07/25	$34,293	$38,655
08/25	$34,707	$39,439
09/25	$35,449	$40,878
10/25	$36,484	$41,835
11/25	$36,674	$41,938
12/25	$36,524	$41,964
01/26	$36,646	$42,572
02/26	$35,897	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.11	11.77	13.63
Class C (including sales charges)	10.11	11.77	13.63
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Class C | ASR172_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class C | ASR172_04_(04/26) |

Columbia Cornerstone Equity Fund

Class S | NSEAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$69	0.65%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Class S | ASR172_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Class S ($39,658)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,459	$12,512
04/17	$12,715	$12,641
05/17	$12,999	$12,818
06/17	$12,998	$12,898
07/17	$13,286	$13,164
08/17	$13,439	$13,204
09/17	$13,668	$13,476
10/17	$14,071	$13,791
11/17	$14,444	$14,214
12/17	$14,541	$14,372
01/18	$15,354	$15,195
02/18	$14,762	$14,635
03/18	$14,390	$14,263
04/18	$14,390	$14,317
05/18	$14,712	$14,662
06/18	$14,804	$14,753
07/18	$15,412	$15,302
08/18	$15,852	$15,800
09/18	$15,957	$15,890
10/18	$14,793	$14,804
11/18	$15,066	$15,106
12/18	$13,742	$13,742
01/19	$14,894	$14,843
02/19	$15,337	$15,320
03/19	$15,559	$15,617
04/19	$16,313	$16,250
05/19	$15,160	$15,217
06/19	$16,253	$16,289
07/19	$16,493	$16,523
08/19	$15,989	$16,262
09/19	$16,287	$16,566
10/19	$16,528	$16,925
11/19	$17,135	$17,539
12/19	$17,687	$18,069
01/20	$17,874	$18,061
02/20	$16,494	$16,575
03/20	$14,576	$14,527
04/20	$16,471	$16,390
05/20	$17,184	$17,170
06/20	$17,600	$17,512
07/20	$18,485	$18,499
08/20	$19,770	$19,829
09/20	$18,970	$19,076
10/20	$18,364	$18,568
11/20	$20,328	$20,601
12/20	$21,160	$21,393
01/21	$20,958	$21,177
02/21	$21,614	$21,761
03/21	$22,788	$22,714
04/21	$24,024	$23,926
05/21	$24,226	$24,093
06/21	$24,760	$24,656
07/21	$25,201	$25,241
08/21	$26,033	$26,009
09/21	$24,565	$24,799
10/21	$26,448	$26,537
11/21	$26,163	$26,353
12/21	$27,458	$27,534
01/22	$26,111	$26,109
02/22	$25,349	$25,327
03/22	$26,084	$26,268
04/22	$23,784	$23,977
05/22	$23,730	$24,021
06/22	$21,866	$22,038
07/22	$23,617	$24,070
08/22	$22,828	$23,089
09/22	$20,717	$20,962
10/22	$22,354	$22,659
11/22	$23,517	$23,926
12/22	$22,137	$22,547
01/23	$23,497	$23,964
02/23	$22,904	$23,379
03/23	$23,859	$24,238
04/23	$24,365	$24,616
05/23	$24,814	$24,723
06/23	$26,441	$26,357
07/23	$27,146	$27,203
08/23	$26,852	$26,770
09/23	$25,398	$25,494
10/23	$25,046	$24,958
11/23	$27,308	$27,237
12/23	$28,398	$28,474
01/24	$29,144	$28,953
02/24	$30,300	$30,499
03/24	$31,167	$31,480
04/24	$30,071	$30,194
05/24	$31,745	$31,692
06/24	$33,128	$32,829
07/24	$32,955	$33,228
08/24	$33,818	$34,034
09/24	$34,147	$34,761
10/24	$33,818	$34,446
11/24	$35,779	$36,468
12/24	$35,287	$35,599
01/25	$36,193	$36,590
02/25	$35,336	$36,113
03/25	$32,650	$34,078
04/25	$32,375	$33,847
05/25	$34,381	$35,977
06/25	$36,259	$37,807
07/25	$37,646	$38,655
08/25	$38,142	$39,439
09/25	$39,000	$40,878
10/25	$40,156	$41,835
11/25	$40,404	$41,938
12/25	$40,276	$41,964
01/26	$40,444	$42,572
02/26	$39,658	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.23	12.91	14.77
S&P 500® Index	16.99	14.19	15.50
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Class S | ASR172_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Class S | ASR172_16_(04/26) |

Columbia Cornerstone Equity Fund

Institutional 2 Class | CLCRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$63	0.59%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Institutional 2 Class | ASR172_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Institutional 2 Class ($39,970)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,624	$10,678
04/16	$10,697	$10,720
05/16	$10,905	$10,912
06/16	$10,824	$10,941
07/16	$11,213	$11,344
08/16	$11,268	$11,360
09/16	$11,340	$11,362
10/16	$11,168	$11,155
11/16	$11,512	$11,568
12/16	$11,696	$11,797
01/17	$11,909	$12,020
02/17	$12,409	$12,498
03/17	$12,473	$12,512
04/17	$12,742	$12,641
05/17	$13,029	$12,818
06/17	$13,020	$12,898
07/17	$13,310	$13,164
08/17	$13,459	$13,204
09/17	$13,693	$13,476
10/17	$14,094	$13,791
11/17	$14,468	$14,214
12/17	$14,560	$14,372
01/18	$15,381	$15,195
02/18	$14,785	$14,635
03/18	$14,413	$14,263
04/18	$14,413	$14,317
05/18	$14,736	$14,662
06/18	$14,837	$14,753
07/18	$15,450	$15,302
08/18	$15,889	$15,800
09/18	$15,991	$15,890
10/18	$14,827	$14,804
11/18	$15,103	$15,106
12/18	$13,770	$13,742
01/19	$14,935	$14,843
02/19	$15,377	$15,320
03/19	$15,603	$15,617
04/19	$16,358	$16,250
05/19	$15,204	$15,217
06/19	$16,302	$16,289
07/19	$16,547	$16,523
08/19	$16,046	$16,262
09/19	$16,335	$16,566
10/19	$16,591	$16,925
11/19	$17,192	$17,539
12/19	$17,741	$18,069
01/20	$17,934	$18,061
02/20	$16,547	$16,575
03/20	$14,636	$14,527
04/20	$16,524	$16,390
05/20	$17,252	$17,170
06/20	$17,670	$17,512
07/20	$18,553	$18,499
08/20	$19,848	$19,829
09/20	$19,048	$19,076
10/20	$18,435	$18,568
11/20	$20,413	$20,601
12/20	$21,257	$21,393
01/21	$21,061	$21,177
02/21	$21,710	$21,761
03/21	$22,885	$22,714
04/21	$24,147	$23,926
05/21	$24,355	$24,093
06/21	$24,888	$24,656
07/21	$25,328	$25,241
08/21	$26,160	$26,009
09/21	$24,686	$24,799
10/21	$26,575	$26,537
11/21	$26,298	$26,353
12/21	$27,607	$27,534
01/22	$26,250	$26,109
02/22	$25,498	$25,327
03/22	$26,223	$26,268
04/22	$23,917	$23,977
05/22	$23,851	$24,021
06/22	$21,997	$22,038
07/22	$23,745	$24,070
08/22	$22,954	$23,089
09/22	$20,831	$20,962
10/22	$22,496	$22,659
11/22	$23,662	$23,926
12/22	$22,258	$22,547
01/23	$23,629	$23,964
02/23	$23,041	$23,379
03/23	$23,993	$24,238
04/23	$24,524	$24,616
05/23	$24,958	$24,723
06/23	$26,604	$26,357
07/23	$27,314	$27,203
08/23	$27,030	$26,770
09/23	$25,554	$25,494
10/23	$25,199	$24,958
11/23	$27,484	$27,237
12/23	$28,579	$28,474
01/24	$29,343	$28,953
02/24	$30,503	$30,499
03/24	$31,384	$31,480
04/24	$30,268	$30,194
05/24	$31,957	$31,692
06/24	$33,354	$32,829
07/24	$33,173	$33,228
08/24	$34,050	$34,034
09/24	$34,383	$34,761
10/24	$34,050	$34,446
11/24	$36,032	$36,468
12/24	$35,533	$35,599
01/25	$36,453	$36,590
02/25	$35,580	$36,113
03/25	$32,883	$34,078
04/25	$32,618	$33,847
05/25	$34,645	$35,977
06/25	$36,521	$37,807
07/25	$37,936	$38,655
08/25	$38,429	$39,439
09/25	$39,287	$40,878
10/25	$40,464	$41,835
11/25	$40,718	$41,938
12/25	$40,582	$41,964
01/26	$40,759	$42,572
02/26	$39,970	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.34	12.98	14.86
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Institutional 2 Class | ASR172_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional 2 Class | ASR172_15_(04/26) |

Columbia Cornerstone Equity Fund

Institutional 3 Class | CLEYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$57	0.54%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Institutional 3 Class | ASR172_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Institutional 3 Class ($40,085)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,458	$12,512
04/17	$12,717	$12,641
05/17	$13,015	$12,818
06/17	$13,007	$12,898
07/17	$13,298	$13,164
08/17	$13,443	$13,204
09/17	$13,676	$13,476
10/17	$14,083	$13,791
11/17	$14,462	$14,214
12/17	$14,555	$14,372
01/18	$15,369	$15,195
02/18	$14,779	$14,635
03/18	$14,412	$14,263
04/18	$14,412	$14,317
05/18	$14,728	$14,662
06/18	$14,834	$14,753
07/18	$15,441	$15,302
08/18	$15,878	$15,800
09/18	$15,985	$15,890
10/18	$14,824	$14,804
11/18	$15,101	$15,106
12/18	$13,771	$13,742
01/19	$14,932	$14,843
02/19	$15,372	$15,320
03/19	$15,598	$15,617
04/19	$16,353	$16,250
05/19	$15,203	$15,217
06/19	$16,307	$16,289
07/19	$16,540	$16,523
08/19	$16,038	$16,262
09/19	$16,342	$16,566
10/19	$16,587	$16,925
11/19	$17,193	$17,539
12/19	$17,752	$18,069
01/20	$17,943	$18,061
02/20	$16,559	$16,575
03/20	$14,638	$14,527
04/20	$16,535	$16,390
05/20	$17,251	$17,170
06/20	$17,679	$17,512
07/20	$18,557	$18,499
08/20	$19,856	$19,829
09/20	$19,052	$19,076
10/20	$18,446	$18,568
11/20	$20,426	$20,601
12/20	$21,258	$21,393
01/21	$21,064	$21,177
02/21	$21,735	$21,761
03/21	$22,909	$22,714
04/21	$24,160	$23,926
05/21	$24,367	$24,093
06/21	$24,904	$24,656
07/21	$25,342	$25,241
08/21	$26,180	$26,009
09/21	$24,705	$24,799
10/21	$26,605	$26,537
11/21	$26,326	$26,353
12/21	$27,637	$27,534
01/22	$26,285	$26,109
02/22	$25,518	$25,327
03/22	$26,257	$26,268
04/22	$23,942	$23,977
05/22	$23,886	$24,021
06/22	$22,023	$22,038
07/22	$23,777	$24,070
08/22	$22,981	$23,089
09/22	$20,860	$20,962
10/22	$22,524	$22,659
11/22	$23,688	$23,926
12/22	$22,296	$22,547
01/23	$23,663	$23,964
02/23	$23,084	$23,379
03/23	$24,035	$24,238
04/23	$24,555	$24,616
05/23	$25,001	$24,723
06/23	$26,663	$26,357
07/23	$27,373	$27,203
08/23	$27,071	$26,770
09/23	$25,606	$25,494
10/23	$25,259	$24,958
11/23	$27,539	$27,237
12/23	$28,639	$28,474
01/24	$29,406	$28,953
02/24	$30,565	$30,499
03/24	$31,442	$31,480
04/24	$30,346	$30,194
05/24	$32,037	$31,692
06/24	$33,419	$32,829
07/24	$33,258	$33,228
08/24	$34,130	$34,034
09/24	$34,470	$34,761
10/24	$34,130	$34,446
11/24	$36,118	$36,468
12/24	$35,615	$35,599
01/25	$36,533	$36,590
02/25	$35,682	$36,113
03/25	$32,977	$34,078
04/25	$32,710	$33,847
05/25	$34,730	$35,977
06/25	$36,626	$37,807
07/25	$38,041	$38,655
08/25	$38,536	$39,439
09/25	$39,405	$40,878
10/25	$40,582	$41,835
11/25	$40,838	$41,938
12/25	$40,707	$41,964
01/26	$40,879	$42,572
02/26	$40,085	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	12.34	13.02	14.89
S&P 500® Index	16.99	14.19	15.50
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Institutional 3 Class | ASR172_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional 3 Class | ASR172_17_(04/26) |

Columbia Cornerstone Equity Fund

Institutional Class | NSEPX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Cornerstone Equity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$69	0.65%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom, Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from the Fund’s relative performance.

Columbia Cornerstone Equity Fund | Institutional Class | ASR172_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Cornerstone Equity Fund Institutional Class ($39,650)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,612	$10,678
04/16	$10,686	$10,720
05/16	$10,891	$10,912
06/16	$10,815	$10,941
07/16	$11,196	$11,344
08/16	$11,251	$11,360
09/16	$11,326	$11,362
10/16	$11,149	$11,155
11/16	$11,493	$11,568
12/16	$11,672	$11,797
01/17	$11,890	$12,020
02/17	$12,383	$12,498
03/17	$12,459	$12,512
04/17	$12,715	$12,641
05/17	$12,999	$12,818
06/17	$12,998	$12,898
07/17	$13,286	$13,164
08/17	$13,439	$13,204
09/17	$13,668	$13,476
10/17	$14,071	$13,791
11/17	$14,444	$14,214
12/17	$14,541	$14,372
01/18	$15,354	$15,195
02/18	$14,762	$14,635
03/18	$14,390	$14,263
04/18	$14,390	$14,317
05/18	$14,712	$14,662
06/18	$14,804	$14,753
07/18	$15,412	$15,302
08/18	$15,852	$15,800
09/18	$15,957	$15,890
10/18	$14,793	$14,804
11/18	$15,066	$15,106
12/18	$13,742	$13,742
01/19	$14,894	$14,843
02/19	$15,337	$15,320
03/19	$15,559	$15,617
04/19	$16,313	$16,250
05/19	$15,160	$15,217
06/19	$16,253	$16,289
07/19	$16,493	$16,523
08/19	$15,989	$16,262
09/19	$16,287	$16,566
10/19	$16,528	$16,925
11/19	$17,135	$17,539
12/19	$17,687	$18,069
01/20	$17,874	$18,061
02/20	$16,494	$16,575
03/20	$14,576	$14,527
04/20	$16,471	$16,390
05/20	$17,184	$17,170
06/20	$17,600	$17,512
07/20	$18,485	$18,499
08/20	$19,770	$19,829
09/20	$18,970	$19,076
10/20	$18,364	$18,568
11/20	$20,328	$20,601
12/20	$21,160	$21,393
01/21	$20,958	$21,177
02/21	$21,614	$21,761
03/21	$22,788	$22,714
04/21	$24,024	$23,926
05/21	$24,226	$24,093
06/21	$24,760	$24,656
07/21	$25,201	$25,241
08/21	$26,033	$26,009
09/21	$24,565	$24,799
10/21	$26,448	$26,537
11/21	$26,163	$26,353
12/21	$27,458	$27,534
01/22	$26,111	$26,109
02/22	$25,349	$25,327
03/22	$26,084	$26,268
04/22	$23,784	$23,977
05/22	$23,730	$24,021
06/22	$21,866	$22,038
07/22	$23,617	$24,070
08/22	$22,828	$23,089
09/22	$20,717	$20,962
10/22	$22,354	$22,659
11/22	$23,517	$23,926
12/22	$22,137	$22,547
01/23	$23,497	$23,964
02/23	$22,904	$23,379
03/23	$23,859	$24,238
04/23	$24,365	$24,616
05/23	$24,814	$24,723
06/23	$26,441	$26,357
07/23	$27,146	$27,203
08/23	$26,852	$26,770
09/23	$25,398	$25,494
10/23	$25,046	$24,958
11/23	$27,308	$27,237
12/23	$28,398	$28,474
01/24	$29,144	$28,953
02/24	$30,300	$30,499
03/24	$31,167	$31,480
04/24	$30,071	$30,194
05/24	$31,745	$31,692
06/24	$33,128	$32,829
07/24	$32,955	$33,228
08/24	$33,818	$34,034
09/24	$34,147	$34,761
10/24	$33,802	$34,446
11/24	$35,779	$36,468
12/24	$35,277	$35,599
01/25	$36,183	$36,590
02/25	$35,325	$36,113
03/25	$32,655	$34,078
04/25	$32,380	$33,847
05/25	$34,387	$35,977
06/25	$36,250	$37,807
07/25	$37,654	$38,655
08/25	$38,133	$39,439
09/25	$38,992	$40,878
10/25	$40,148	$41,835
11/25	$40,395	$41,938
12/25	$40,268	$41,964
01/26	$40,452	$42,572
02/26	$39,650	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.24	12.90	14.77
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,569,593,480
Total number of portfolio holdings	58
Management services fees (represents 0.71% of Fund average net assets)	$11,343,116
Portfolio turnover for the reporting period	71%

Columbia Cornerstone Equity Fund | Institutional Class | ASR172_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	30.1%
Financials	14.5%
Consumer Discretionary	12.5%
Communication Services	11.5%
Health Care	10.5%
Industrials	8.8%
Utilities	4.2%
Consumer Staples	4.0%
Real Estate	1.8%
Energy	1.3%

Top Holdings

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class C	6.7%
Microsoft Corp.	6.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.2%
JPMorgan Chase & Co.	3.0%
Eli Lilly & Co.	2.4%
Citigroup, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	99.2%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Select Large Cap Equity Fund to Columbia Cornerstone Equity Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Cornerstone Equity Fund | Institutional Class | ASR172_08_(04/26) |

Columbia Large Cap Enhanced Core Fund

Class A | NMIAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$90	0.83%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Columbia Large Cap Enhanced Core Fund | Class A | ASR173_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Enhanced Core Fund Class A ($39,275)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,645	$10,678
04/16	$10,620	$10,720
05/16	$10,767	$10,912
06/16	$10,761	$10,941
07/16	$11,168	$11,344
08/16	$11,173	$11,360
09/16	$11,209	$11,362
10/16	$11,031	$11,155
11/16	$11,448	$11,568
12/16	$11,628	$11,797
01/17	$11,752	$12,020
02/17	$12,262	$12,498
03/17	$12,308	$12,512
04/17	$12,447	$12,641
05/17	$12,591	$12,818
06/17	$12,703	$12,898
07/17	$13,024	$13,164
08/17	$13,115	$13,204
09/17	$13,420	$13,476
10/17	$13,693	$13,791
11/17	$14,229	$14,214
12/17	$14,433	$14,372
01/18	$15,252	$15,195
02/18	$14,690	$14,635
03/18	$14,369	$14,263
04/18	$14,421	$14,317
05/18	$14,778	$14,662
06/18	$14,783	$14,753
07/18	$15,394	$15,302
08/18	$15,859	$15,800
09/18	$15,969	$15,890
10/18	$14,880	$14,804
11/18	$15,076	$15,106
12/18	$13,698	$13,742
01/19	$14,811	$14,843
02/19	$15,298	$15,320
03/19	$15,435	$15,617
04/19	$15,936	$16,250
05/19	$14,674	$15,217
06/19	$15,726	$16,289
07/19	$15,878	$16,523
08/19	$15,409	$16,262
09/19	$15,766	$16,566
10/19	$16,103	$16,925
11/19	$16,698	$17,539
12/19	$17,192	$18,069
01/20	$17,151	$18,061
02/20	$15,654	$16,575
03/20	$13,683	$14,527
04/20	$15,519	$16,390
05/20	$16,311	$17,170
06/20	$16,626	$17,512
07/20	$17,428	$18,499
08/20	$18,667	$19,829
09/20	$17,851	$19,076
10/20	$17,348	$18,568
11/20	$19,082	$20,601
12/20	$19,806	$21,393
01/21	$19,799	$21,177
02/21	$20,277	$21,761
03/21	$21,350	$22,714
04/21	$22,402	$23,926
05/21	$22,622	$24,093
06/21	$23,093	$24,656
07/21	$23,714	$25,241
08/21	$24,591	$26,009
09/21	$23,225	$24,799
10/21	$24,653	$26,537
11/21	$24,622	$26,353
12/21	$25,965	$27,534
01/22	$24,913	$26,109
02/22	$24,364	$25,327
03/22	$25,027	$26,268
04/22	$23,170	$23,977
05/22	$23,255	$24,021
06/22	$21,194	$22,038
07/22	$22,993	$24,070
08/22	$22,088	$23,089
09/22	$20,068	$20,962
10/22	$21,656	$22,659
11/22	$22,893	$23,926
12/22	$21,494	$22,547
01/23	$22,906	$23,964
02/23	$22,453	$23,379
03/23	$23,267	$24,238
04/23	$23,555	$24,616
05/23	$23,545	$24,723
06/23	$25,121	$26,357
07/23	$26,010	$27,203
08/23	$25,571	$26,770
09/23	$24,483	$25,494
10/23	$23,908	$24,958
11/23	$25,947	$27,237
12/23	$27,060	$28,474
01/24	$27,622	$28,953
02/24	$29,059	$30,499
03/24	$30,074	$31,480
04/24	$28,594	$30,194
05/24	$30,042	$31,692
06/24	$31,202	$32,829
07/24	$31,653	$33,228
08/24	$32,318	$34,034
09/24	$32,950	$34,761
10/24	$32,882	$34,446
11/24	$34,732	$36,468
12/24	$33,901	$35,599
01/25	$34,660	$36,590
02/25	$33,926	$36,113
03/25	$31,991	$34,078
04/25	$31,587	$33,847
05/25	$33,448	$35,977
06/25	$35,035	$37,807
07/25	$35,968	$38,655
08/25	$36,938	$39,439
09/25	$38,136	$40,878
10/25	$39,044	$41,835
11/25	$39,094	$41,938
12/25	$39,539	$41,964
01/26	$39,830	$42,572
02/26	$39,275	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	15.77	14.14	14.66
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Columbia Large Cap Enhanced Core Fund | Class A | ASR173_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class A | ASR173_01_(04/26) |

Columbia Large Cap Enhanced Core Fund

Class R | CCERX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$116	1.08%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Columbia Large Cap Enhanced Core Fund | Class R | ASR173_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Enhanced Core Fund Class R ($38,319)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,641	$10,678
04/16	$10,615	$10,720
05/16	$10,763	$10,912
06/16	$10,758	$10,941
07/16	$11,156	$11,344
08/16	$11,166	$11,360
09/16	$11,196	$11,362
10/16	$11,018	$11,155
11/16	$11,426	$11,568
12/16	$11,608	$11,797
01/17	$11,727	$12,020
02/17	$12,236	$12,498
03/17	$12,277	$12,512
04/17	$12,416	$12,641
05/17	$12,555	$12,818
06/17	$12,667	$12,898
07/17	$12,983	$13,164
08/17	$13,068	$13,204
09/17	$13,368	$13,476
10/17	$13,640	$13,791
11/17	$14,170	$14,214
12/17	$14,367	$14,372
01/18	$15,183	$15,195
02/18	$14,624	$14,635
03/18	$14,297	$14,263
04/18	$14,344	$14,317
05/18	$14,699	$14,662
06/18	$14,704	$14,753
07/18	$15,307	$15,302
08/18	$15,764	$15,800
09/18	$15,868	$15,890
10/18	$14,789	$14,804
11/18	$14,972	$15,106
12/18	$13,606	$13,742
01/19	$14,712	$14,843
02/19	$15,191	$15,320
03/19	$15,320	$15,617
04/19	$15,812	$16,250
05/19	$14,557	$15,217
06/19	$15,597	$16,289
07/19	$15,748	$16,523
08/19	$15,275	$16,262
09/19	$15,630	$16,566
10/19	$15,965	$16,925
11/19	$16,544	$17,539
12/19	$17,028	$18,069
01/20	$16,987	$18,061
02/20	$15,501	$16,575
03/20	$13,544	$14,527
04/20	$15,360	$16,390
05/20	$16,147	$17,170
06/20	$16,452	$17,512
07/20	$17,240	$18,499
08/20	$18,462	$19,829
09/20	$17,652	$19,076
10/20	$17,146	$18,568
11/20	$18,860	$20,601
12/20	$19,572	$21,393
01/21	$19,557	$21,177
02/21	$20,030	$21,761
03/21	$21,087	$22,714
04/21	$22,121	$23,926
05/21	$22,332	$24,093
06/21	$22,797	$24,656
07/21	$23,405	$25,241
08/21	$24,266	$26,009
09/21	$22,913	$24,799
10/21	$24,312	$26,537
11/21	$24,274	$26,353
12/21	$25,591	$27,534
01/22	$24,560	$26,109
02/22	$24,007	$25,327
03/22	$24,663	$26,268
04/22	$22,826	$23,977
05/22	$22,901	$24,021
06/22	$20,871	$22,038
07/22	$22,641	$24,070
08/22	$21,736	$23,089
09/22	$19,737	$20,962
10/22	$21,298	$22,659
11/22	$22,521	$23,926
12/22	$21,132	$22,547
01/23	$22,525	$23,964
02/23	$22,068	$23,379
03/23	$22,871	$24,238
04/23	$23,146	$24,616
05/23	$23,135	$24,723
06/23	$24,672	$26,357
07/23	$25,538	$27,203
08/23	$25,094	$26,770
09/23	$24,032	$25,494
10/23	$23,455	$24,958
11/23	$25,455	$27,237
12/23	$26,543	$28,474
01/24	$27,086	$28,953
02/24	$28,490	$30,499
03/24	$29,480	$31,480
04/24	$28,022	$30,194
05/24	$29,437	$31,692
06/24	$30,568	$32,829
07/24	$31,002	$33,228
08/24	$31,646	$34,034
09/24	$32,256	$34,761
10/24	$32,179	$34,446
11/24	$33,988	$36,468
12/24	$33,162	$35,599
01/25	$33,908	$36,590
02/25	$33,186	$36,113
03/25	$31,284	$34,078
04/25	$30,875	$33,847
05/25	$32,692	$35,977
06/25	$34,237	$37,807
07/25	$35,142	$38,655
08/25	$36,084	$39,439
09/25	$37,249	$40,878
10/25	$38,116	$41,835
11/25	$38,166	$41,938
12/25	$38,591	$41,964
01/26	$38,864	$42,572
02/26	$38,319	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	15.47	13.85	14.38
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Columbia Large Cap Enhanced Core Fund | Class R | ASR173_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class R | ASR173_12_(04/26) |

Columbia Large Cap Enhanced Core Fund

Class S | NMIDX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$63	0.58%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Columbia Large Cap Enhanced Core Fund | Class S | ASR173_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Enhanced Core Fund Class S ($39,416)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,645	$10,678
04/16	$10,620	$10,720
05/16	$10,767	$10,912
06/16	$10,761	$10,941
07/16	$11,168	$11,344
08/16	$11,173	$11,360
09/16	$11,209	$11,362
10/16	$11,031	$11,155
11/16	$11,448	$11,568
12/16	$11,628	$11,797
01/17	$11,752	$12,020
02/17	$12,262	$12,498
03/17	$12,308	$12,512
04/17	$12,447	$12,641
05/17	$12,591	$12,818
06/17	$12,703	$12,898
07/17	$13,024	$13,164
08/17	$13,115	$13,204
09/17	$13,420	$13,476
10/17	$13,693	$13,791
11/17	$14,229	$14,214
12/17	$14,433	$14,372
01/18	$15,252	$15,195
02/18	$14,690	$14,635
03/18	$14,369	$14,263
04/18	$14,421	$14,317
05/18	$14,778	$14,662
06/18	$14,783	$14,753
07/18	$15,394	$15,302
08/18	$15,859	$15,800
09/18	$15,969	$15,890
10/18	$14,880	$14,804
11/18	$15,076	$15,106
12/18	$13,698	$13,742
01/19	$14,811	$14,843
02/19	$15,298	$15,320
03/19	$15,435	$15,617
04/19	$15,936	$16,250
05/19	$14,674	$15,217
06/19	$15,726	$16,289
07/19	$15,878	$16,523
08/19	$15,409	$16,262
09/19	$15,766	$16,566
10/19	$16,103	$16,925
11/19	$16,698	$17,539
12/19	$17,192	$18,069
01/20	$17,151	$18,061
02/20	$15,654	$16,575
03/20	$13,683	$14,527
04/20	$15,519	$16,390
05/20	$16,311	$17,170
06/20	$16,626	$17,512
07/20	$17,428	$18,499
08/20	$18,667	$19,829
09/20	$17,851	$19,076
10/20	$17,348	$18,568
11/20	$19,082	$20,601
12/20	$19,806	$21,393
01/21	$19,799	$21,177
02/21	$20,277	$21,761
03/21	$21,350	$22,714
04/21	$22,402	$23,926
05/21	$22,622	$24,093
06/21	$23,093	$24,656
07/21	$23,714	$25,241
08/21	$24,591	$26,009
09/21	$23,225	$24,799
10/21	$24,653	$26,537
11/21	$24,622	$26,353
12/21	$25,965	$27,534
01/22	$24,913	$26,109
02/22	$24,364	$25,327
03/22	$25,027	$26,268
04/22	$23,170	$23,977
05/22	$23,255	$24,021
06/22	$21,194	$22,038
07/22	$22,993	$24,070
08/22	$22,088	$23,089
09/22	$20,068	$20,962
10/22	$21,656	$22,659
11/22	$22,893	$23,926
12/22	$21,494	$22,547
01/23	$22,906	$23,964
02/23	$22,453	$23,379
03/23	$23,267	$24,238
04/23	$23,555	$24,616
05/23	$23,545	$24,723
06/23	$25,121	$26,357
07/23	$26,010	$27,203
08/23	$25,571	$26,770
09/23	$24,483	$25,494
10/23	$23,908	$24,958
11/23	$25,947	$27,237
12/23	$27,060	$28,474
01/24	$27,622	$28,953
02/24	$29,059	$30,499
03/24	$30,074	$31,480
04/24	$28,594	$30,194
05/24	$30,042	$31,692
06/24	$31,202	$32,829
07/24	$31,653	$33,228
08/24	$32,318	$34,034
09/24	$32,950	$34,761
10/24	$32,883	$34,446
11/24	$34,746	$36,468
12/24	$33,919	$35,599
01/25	$34,693	$36,590
02/25	$33,969	$36,113
03/25	$32,028	$34,078
04/25	$31,634	$33,847
05/25	$33,502	$35,977
06/25	$35,095	$37,807
07/25	$36,044	$38,655
08/25	$37,019	$39,439
09/25	$38,234	$40,878
10/25	$39,145	$41,835
11/25	$39,208	$41,938
12/25	$39,667	$41,964
01/26	$39,960	$42,572
02/26	$39,416	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	16.04	14.22	14.70
S&P 500® Index	16.99	14.19	15.50
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Columbia Large Cap Enhanced Core Fund | Class S | ASR173_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Class S | ASR173_16_(04/26) |

Columbia Large Cap Enhanced Core Fund

Institutional 3 Class | CECYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$45	0.42%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Columbia Large Cap Enhanced Core Fund | Institutional 3 Class | ASR173_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Enhanced Core Fund Institutional 3 Class ($40,906)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,646	$10,678
04/16	$10,626	$10,720
05/16	$10,779	$10,912
06/16	$10,779	$10,941
07/16	$11,188	$11,344
08/16	$11,198	$11,360
09/16	$11,239	$11,362
10/16	$11,065	$11,155
11/16	$11,483	$11,568
12/16	$11,669	$11,797
01/17	$11,793	$12,020
02/17	$12,311	$12,498
03/17	$12,357	$12,512
04/17	$12,503	$12,641
05/17	$12,653	$12,818
06/17	$12,767	$12,898
07/17	$13,096	$13,164
08/17	$13,188	$13,204
09/17	$13,500	$13,476
10/17	$13,780	$13,791
11/17	$14,324	$14,214
12/17	$14,531	$14,372
01/18	$15,364	$15,195
02/18	$14,803	$14,635
03/18	$14,484	$14,263
04/18	$14,543	$14,317
05/18	$14,903	$14,662
06/18	$14,917	$14,753
07/18	$15,541	$15,302
08/18	$16,010	$15,800
09/18	$16,128	$15,890
10/18	$15,034	$14,804
11/18	$15,232	$15,106
12/18	$13,851	$13,742
01/19	$14,979	$14,843
02/19	$15,481	$15,320
03/19	$15,619	$15,617
04/19	$16,134	$16,250
05/19	$14,861	$15,217
06/19	$15,928	$16,289
07/19	$16,089	$16,523
08/19	$15,619	$16,262
09/19	$15,988	$16,566
10/19	$16,337	$16,925
11/19	$16,940	$17,539
12/19	$17,447	$18,069
01/20	$17,413	$18,061
02/20	$15,904	$16,575
03/20	$13,899	$14,527
04/20	$15,766	$16,390
05/20	$16,586	$17,170
06/20	$16,911	$17,512
07/20	$17,734	$18,499
08/20	$18,995	$19,829
09/20	$18,179	$19,076
10/20	$17,667	$18,568
11/20	$19,440	$20,601
12/20	$20,189	$21,393
01/21	$20,181	$21,177
02/21	$20,677	$21,761
03/21	$21,788	$22,714
04/21	$22,869	$23,926
05/21	$23,102	$24,093
06/21	$23,590	$24,656
07/21	$24,232	$25,241
08/21	$25,144	$26,009
09/21	$23,748	$24,799
10/21	$25,224	$26,537
11/21	$25,200	$26,353
12/21	$26,576	$27,534
01/22	$25,516	$26,109
02/22	$24,962	$25,327
03/22	$25,652	$26,268
04/22	$23,757	$23,977
05/22	$23,854	$24,021
06/22	$21,749	$22,038
07/22	$23,597	$24,070
08/22	$22,678	$23,089
09/22	$20,603	$20,962
10/22	$22,244	$22,659
11/22	$23,535	$23,926
12/22	$22,099	$22,547
01/23	$23,564	$23,964
02/23	$23,097	$23,379
03/23	$23,946	$24,238
04/23	$24,254	$24,616
05/23	$24,254	$24,723
06/23	$25,884	$26,357
07/23	$26,801	$27,203
08/23	$26,359	$26,770
09/23	$25,248	$25,494
10/23	$24,666	$24,958
11/23	$26,779	$27,237
12/23	$27,934	$28,474
01/24	$28,527	$28,953
02/24	$30,025	$30,499
03/24	$31,075	$31,480
04/24	$29,555	$30,194
05/24	$31,075	$31,692
06/24	$32,274	$32,829
07/24	$32,753	$33,228
08/24	$33,453	$34,034
09/24	$34,119	$34,761
10/24	$34,061	$34,446
11/24	$35,999	$36,468
12/24	$35,141	$35,599
01/25	$35,943	$36,590
02/25	$35,192	$36,113
03/25	$33,196	$34,078
04/25	$32,776	$33,847
05/25	$34,734	$35,977
06/25	$36,381	$37,807
07/25	$37,364	$38,655
08/25	$38,386	$39,439
09/25	$39,644	$40,878
10/25	$40,601	$41,835
11/25	$40,680	$41,938
12/25	$41,152	$41,964
01/26	$41,456	$42,572
02/26	$40,906	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	16.24	14.62	15.13
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Columbia Large Cap Enhanced Core Fund | Institutional 3 Class | ASR173_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Institutional 3 Class | ASR173_17_(04/26) |

Columbia Large Cap Enhanced Core Fund

Institutional Class | NMIMX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Enhanced Core Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$63	0.58%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors boosted the Fund’s relative performance most during the annual period.

Allocations | Overweight allocations to oil and gas companies and interactive media and an underweight allocation to insurance companies aided the Fund’s relative performance during the period.

Individual holdings | Positions in Lam Research, a firm that designs and manufactures semiconductors; Viatris, a global health care company; and Newmont Corporation, an exploration and mining company, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the industrials, information technology and consumer staples sectors hurt the Fund’s relative performance during the annual period.

Allocations | Overweight allocations in the aerospace and defense and specialized REITs industries and an underweight allocation in the semiconductors industry detracted from the Fund’s relative results during the period.

Individual holdings | The Fund’s underweight position in Micron, a memory and storage solutions company; an overweight position in ServiceNow, a firm that provides a workflow platform for digital businesses; and an overweight in Adobe, a global technology company focused on digital marketing and media solutions, were top detractors from the Fund’s relative performance during the period.

Columbia Large Cap Enhanced Core Fund | Institutional Class | ASR173_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Enhanced Core Fund Institutional Class ($40,277)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,646	$10,678
04/16	$10,621	$10,720
05/16	$10,774	$10,912
06/16	$10,772	$10,941
07/16	$11,180	$11,344
08/16	$11,190	$11,360
09/16	$11,226	$11,362
10/16	$11,052	$11,155
11/16	$11,466	$11,568
12/16	$11,653	$11,797
01/17	$11,777	$12,020
02/17	$12,294	$12,498
03/17	$12,341	$12,512
04/17	$12,481	$12,641
05/17	$12,631	$12,818
06/17	$12,748	$12,898
07/17	$13,071	$13,164
08/17	$13,162	$13,204
09/17	$13,469	$13,476
10/17	$13,754	$13,791
11/17	$14,286	$14,214
12/17	$14,499	$14,372
01/18	$15,323	$15,195
02/18	$14,764	$14,635
03/18	$14,440	$14,263
04/18	$14,499	$14,317
05/18	$14,858	$14,662
06/18	$14,868	$14,753
07/18	$15,490	$15,302
08/18	$15,958	$15,800
09/18	$16,069	$15,890
10/18	$14,979	$14,804
11/18	$15,176	$15,106
12/18	$13,793	$13,742
01/19	$14,923	$14,843
02/19	$15,416	$15,320
03/19	$15,554	$15,617
04/19	$16,059	$16,250
05/19	$14,792	$15,217
06/19	$15,855	$16,289
07/19	$16,015	$16,523
08/19	$15,541	$16,262
09/19	$15,908	$16,566
10/19	$16,255	$16,925
11/19	$16,856	$17,539
12/19	$17,355	$18,069
01/20	$17,321	$18,061
02/20	$15,813	$16,575
03/20	$13,818	$14,527
04/20	$15,676	$16,390
05/20	$16,485	$17,170
06/20	$16,811	$17,512
07/20	$17,622	$18,499
08/20	$18,876	$19,829
09/20	$18,057	$19,076
10/20	$17,548	$18,568
11/20	$19,304	$20,601
12/20	$20,045	$21,393
01/21	$20,038	$21,177
02/21	$20,530	$21,761
03/21	$21,626	$22,714
04/21	$22,693	$23,926
05/21	$22,924	$24,093
06/21	$23,402	$24,656
07/21	$24,032	$25,241
08/21	$24,930	$26,009
09/21	$23,552	$24,799
10/21	$25,009	$26,537
11/21	$24,978	$26,353
12/21	$26,346	$27,534
01/22	$25,286	$26,109
02/22	$24,736	$25,327
03/22	$25,411	$26,268
04/22	$23,531	$23,977
05/22	$23,618	$24,021
06/22	$21,532	$22,038
07/22	$23,374	$24,070
08/22	$22,442	$23,089
09/22	$20,396	$20,962
10/22	$22,013	$22,659
11/22	$23,282	$23,926
12/22	$21,865	$22,547
01/23	$23,305	$23,964
02/23	$22,842	$23,379
03/23	$23,683	$24,238
04/23	$23,978	$24,616
05/23	$23,978	$24,723
06/23	$25,584	$26,357
07/23	$26,491	$27,203
08/23	$26,054	$26,770
09/23	$24,944	$25,494
10/23	$24,368	$24,958
11/23	$26,459	$27,237
12/23	$27,596	$28,474
01/24	$28,170	$28,953
02/24	$29,640	$30,499
03/24	$30,689	$31,480
04/24	$29,176	$30,194
05/24	$30,667	$31,692
06/24	$31,855	$32,829
07/24	$32,316	$33,228
08/24	$33,008	$34,034
09/24	$33,654	$34,761
10/24	$33,597	$34,446
11/24	$35,500	$36,468
12/24	$34,647	$35,599
01/25	$35,438	$36,590
02/25	$34,697	$36,113
03/25	$32,726	$34,078
04/25	$32,312	$33,847
05/25	$34,233	$35,977
06/25	$35,862	$37,807
07/25	$36,819	$38,655
08/25	$37,828	$39,439
09/25	$39,056	$40,878
10/25	$40,000	$41,835
11/25	$40,065	$41,938
12/25	$40,520	$41,964
01/26	$40,819	$42,572
02/26	$40,277	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.08	14.43	14.95
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$440,592,353
Total number of portfolio holdings	102
Management services fees (represents 0.75% of Fund average net assets)	$3,605,133
Portfolio turnover for the reporting period	72%

Columbia Large Cap Enhanced Core Fund | Institutional Class | ASR173_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.3%
Financials	12.0%
Health Care	10.3%
Communication Services	9.9%
Consumer Discretionary	9.7%
Industrials	8.7%
Consumer Staples	5.1%
Energy	3.9%
Utilities	2.9%
Real Estate	1.9%
Other	1.8%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.8%
Alphabet, Inc., Class A	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	2.8%
Exxon Mobil Corp.	1.8%
Tesla, Inc.	1.4%
Procter & Gamble Co. (The)	1.4%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Enhanced Core Fund | Institutional Class | ASR173_08_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Class A | NFEAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$111	1.05%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Class A | ASR186_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Class A (including sales charges) ($36,737)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$9,423	$10,000	$10,000
03/16	$10,038	$10,697	$10,674
04/16	$9,987	$10,755	$10,577
05/16	$10,342	$10,943	$10,782
06/16	$10,063	$10,968	$10,740
07/16	$10,617	$11,386	$11,247
08/16	$10,566	$11,401	$11,191
09/16	$10,674	$11,410	$11,232
10/16	$10,351	$11,187	$10,968
11/16	$10,509	$11,628	$11,207
12/16	$10,556	$11,847	$11,346
01/17	$10,976	$12,085	$11,728
02/17	$11,388	$12,553	$12,215
03/17	$11,540	$12,561	$12,356
04/17	$11,873	$12,694	$12,639
05/17	$12,307	$12,856	$12,968
06/17	$12,328	$12,945	$12,933
07/17	$12,694	$13,202	$13,277
08/17	$12,899	$13,243	$13,521
09/17	$12,913	$13,525	$13,696
10/17	$13,242	$13,835	$14,227
11/17	$13,469	$14,257	$14,659
12/17	$13,468	$14,416	$14,773
01/18	$14,497	$15,207	$15,820
02/18	$14,082	$14,649	$15,405
03/18	$13,813	$14,317	$14,982
04/18	$13,767	$14,365	$15,035
05/18	$14,397	$14,732	$15,694
06/18	$14,439	$14,827	$15,845
07/18	$14,864	$15,339	$16,310
08/18	$15,537	$15,868	$17,202
09/18	$15,657	$15,928	$17,298
10/18	$14,047	$14,801	$15,751
11/18	$14,231	$15,102	$15,918
12/18	$12,879	$13,726	$14,550
01/19	$14,151	$14,877	$15,858
02/19	$14,672	$15,380	$16,425
03/19	$15,014	$15,648	$16,892
04/19	$15,706	$16,280	$17,656
05/19	$14,604	$15,243	$16,540
06/19	$15,749	$16,313	$17,676
07/19	$16,019	$16,566	$18,075
08/19	$15,687	$16,263	$17,937
09/19	$15,731	$16,545	$17,939
10/19	$16,203	$16,895	$18,445
11/19	$16,980	$17,534	$19,263
12/19	$17,507	$18,040	$19,844
01/20	$17,856	$18,060	$20,288
02/20	$16,659	$16,584	$18,906
03/20	$15,131	$14,392	$17,046
04/20	$17,366	$16,294	$19,569
05/20	$18,535	$17,154	$20,883
06/20	$19,429	$17,533	$21,792
07/20	$20,831	$18,560	$23,469
08/20	$23,060	$19,922	$25,890
09/20	$21,981	$19,194	$24,672
10/20	$21,225	$18,731	$23,834
11/20	$23,504	$20,937	$26,275
12/20	$24,596	$21,822	$27,483
01/21	$24,542	$21,642	$27,280
02/21	$25,134	$22,269	$27,273
03/21	$25,209	$23,112	$27,742
04/21	$26,897	$24,356	$29,630
05/21	$26,360	$24,472	$29,220
06/21	$27,667	$25,085	$31,053
07/21	$28,493	$25,606	$32,076
08/21	$29,201	$26,347	$33,276
09/21	$27,620	$25,137	$31,412
10/21	$29,531	$26,881	$34,133
11/21	$28,941	$26,521	$34,341
12/21	$29,287	$27,595	$35,067
01/22	$26,556	$26,039	$32,058
02/22	$25,831	$25,325	$30,696
03/22	$25,892	$26,179	$31,897
04/22	$23,115	$23,846	$28,045
05/22	$22,652	$23,809	$27,393
06/22	$20,822	$21,815	$25,223
07/22	$22,809	$23,847	$28,251
08/22	$21,739	$22,931	$26,935
09/22	$19,523	$20,810	$24,316
10/22	$20,689	$22,479	$25,737
11/22	$22,083	$23,695	$26,910
12/22	$20,593	$22,317	$24,850
01/23	$22,580	$23,813	$26,921
02/23	$21,758	$23,246	$26,601
03/23	$22,752	$23,982	$28,420
04/23	$22,656	$24,279	$28,700
05/23	$23,134	$24,392	$30,008
06/23	$24,433	$26,039	$32,060
07/23	$25,312	$26,935	$33,140
08/23	$24,624	$26,464	$32,843
09/23	$23,268	$25,220	$31,057
10/23	$22,675	$24,610	$30,615
11/23	$25,522	$26,909	$33,952
12/23	$27,031	$28,237	$35,455
01/24	$27,604	$28,631	$36,340
02/24	$28,960	$30,177	$38,819
03/24	$29,342	$31,145	$39,502
04/24	$27,871	$29,819	$37,827
05/24	$29,533	$31,224	$40,091
06/24	$31,441	$32,257	$42,795
07/24	$30,403	$32,726	$42,067
08/24	$31,265	$33,502	$42,943
09/24	$31,950	$34,218	$44,160
10/24	$31,696	$33,979	$44,014
11/24	$33,674	$36,167	$46,868
12/24	$33,642	$35,159	$47,282
01/25	$34,335	$36,278	$48,217
02/25	$33,107	$35,643	$46,485
03/25	$29,739	$33,580	$42,569
04/25	$30,392	$33,381	$43,323
05/25	$32,988	$35,512	$47,156
06/25	$35,142	$37,310	$50,163
07/25	$36,478	$38,139	$52,057
08/25	$36,601	$38,942	$52,639
09/25	$37,978	$40,292	$55,435
10/25	$39,745	$41,161	$57,449
11/25	$39,273	$41,262	$56,407
12/25	$38,789	$41,264	$56,058
01/26	$38,556	$41,832	$55,210
02/26	$36,737	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.97	7.89	14.58
Class A (including sales charges)	4.58	6.61	13.90
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Class A | ASR186_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class A | ASR186_01_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Class R | CLGPX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$137	1.30%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Class R | ASR186_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Class R ($38,010)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,650	$10,697	$10,674
04/16	$10,594	$10,755	$10,577
05/16	$10,968	$10,943	$10,782
06/16	$10,670	$10,968	$10,740
07/16	$11,255	$11,386	$11,247
08/16	$11,199	$11,401	$11,191
09/16	$11,311	$11,410	$11,232
10/16	$10,967	$11,187	$10,968
11/16	$11,133	$11,628	$11,207
12/16	$11,176	$11,847	$11,346
01/17	$11,624	$12,085	$11,728
02/17	$12,057	$12,553	$12,215
03/17	$12,216	$12,561	$12,356
04/17	$12,566	$12,694	$12,639
05/17	$13,022	$12,856	$12,968
06/17	$13,044	$12,945	$12,933
07/17	$13,428	$13,202	$13,277
08/17	$13,643	$13,243	$13,521
09/17	$13,650	$13,525	$13,696
10/17	$13,996	$13,835	$14,227
11/17	$14,226	$14,257	$14,659
12/17	$14,228	$14,416	$14,773
01/18	$15,307	$15,207	$15,820
02/18	$14,864	$14,649	$15,405
03/18	$14,582	$14,317	$14,982
04/18	$14,534	$14,365	$15,035
05/18	$15,194	$14,732	$15,694
06/18	$15,233	$14,827	$15,845
07/18	$15,677	$15,339	$16,310
08/18	$16,390	$15,868	$17,202
09/18	$16,515	$15,928	$17,298
10/18	$14,814	$14,801	$15,751
11/18	$14,998	$15,102	$15,918
12/18	$13,574	$13,726	$14,550
01/19	$14,905	$14,877	$15,858
02/19	$15,459	$15,380	$16,425
03/19	$15,808	$15,648	$16,892
04/19	$16,540	$16,280	$17,656
05/19	$15,379	$15,243	$16,540
06/19	$16,576	$16,313	$17,676
07/19	$16,860	$16,566	$18,075
08/19	$16,503	$16,263	$17,937
09/19	$16,549	$16,545	$17,939
10/19	$17,033	$16,895	$18,445
11/19	$17,847	$17,534	$19,263
12/19	$18,398	$18,040	$19,844
01/20	$18,763	$18,060	$20,288
02/20	$17,501	$16,584	$18,906
03/20	$15,893	$14,392	$17,046
04/20	$18,240	$16,294	$19,569
05/20	$19,463	$17,154	$20,883
06/20	$20,398	$17,533	$21,792
07/20	$21,864	$18,560	$23,469
08/20	$24,195	$19,922	$25,890
09/20	$23,055	$19,194	$24,672
10/20	$22,254	$18,731	$23,834
11/20	$24,648	$20,937	$26,275
12/20	$25,789	$21,822	$27,483
01/21	$25,722	$21,642	$27,280
02/21	$26,351	$22,269	$27,273
03/21	$26,408	$23,112	$27,742
04/21	$28,173	$24,356	$29,630
05/21	$27,610	$24,472	$29,220
06/21	$28,972	$25,085	$31,053
07/21	$29,833	$25,606	$32,076
08/21	$30,571	$26,347	$33,276
09/21	$28,910	$25,137	$31,412
10/21	$30,891	$26,881	$34,133
11/21	$30,276	$26,521	$34,341
12/21	$30,634	$27,595	$35,067
01/22	$27,781	$26,039	$32,058
02/22	$27,011	$25,325	$30,696
03/22	$27,059	$26,179	$31,897
04/22	$24,158	$23,846	$28,045
05/22	$23,661	$23,809	$27,393
06/22	$21,744	$21,815	$25,223
07/22	$23,825	$23,847	$28,251
08/22	$22,696	$22,931	$26,935
09/22	$20,377	$20,810	$24,316
10/22	$21,605	$22,479	$25,737
11/22	$23,033	$23,695	$26,910
12/22	$21,487	$22,317	$24,850
01/23	$23,568	$23,813	$26,921
02/23	$22,696	$23,246	$26,601
03/23	$23,726	$23,982	$28,420
04/23	$23,607	$24,279	$28,700
05/23	$24,103	$24,392	$30,008
06/23	$25,471	$26,039	$32,060
07/23	$26,382	$26,935	$33,140
08/23	$25,649	$26,464	$32,843
09/23	$24,242	$25,220	$31,057
10/23	$23,607	$24,610	$30,615
11/23	$26,561	$26,909	$33,952
12/23	$28,127	$28,237	$35,455
01/24	$28,721	$28,631	$36,340
02/24	$30,129	$30,177	$38,819
03/24	$30,505	$31,145	$39,502
04/24	$28,999	$29,819	$37,827
05/24	$30,704	$31,224	$40,091
06/24	$32,663	$32,257	$42,795
07/24	$31,585	$32,726	$42,067
08/24	$32,500	$33,502	$42,943
09/24	$33,171	$34,218	$44,160
10/24	$32,927	$33,979	$44,014
11/24	$34,959	$36,167	$46,868
12/24	$34,925	$35,159	$47,282
01/25	$35,645	$36,278	$48,217
02/25	$34,350	$35,643	$46,485
03/25	$30,855	$33,580	$42,569
04/25	$31,513	$33,381	$43,323
05/25	$34,206	$35,512	$47,156
06/25	$36,420	$37,310	$50,163
07/25	$37,806	$38,139	$52,057
08/25	$37,934	$38,942	$52,639
09/25	$39,341	$40,292	$55,435
10/25	$41,175	$41,161	$57,449
11/25	$40,684	$41,262	$56,407
12/25	$40,161	$41,264	$56,058
01/26	$39,897	$41,832	$55,210
02/26	$38,010	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	10.66	7.60	14.29
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 26, 2016 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Class R | ASR186_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class R | ASR186_12_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Class S | NFEDX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$84	0.80%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Class S | ASR186_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Class S ($39,116)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,652	$10,697	$10,674
04/16	$10,599	$10,755	$10,577
05/16	$10,975	$10,943	$10,782
06/16	$10,679	$10,968	$10,740
07/16	$11,266	$11,386	$11,247
08/16	$11,213	$11,401	$11,191
09/16	$11,327	$11,410	$11,232
10/16	$10,984	$11,187	$10,968
11/16	$11,152	$11,628	$11,207
12/16	$11,202	$11,847	$11,346
01/17	$11,648	$12,085	$11,728
02/17	$12,085	$12,553	$12,215
03/17	$12,246	$12,561	$12,356
04/17	$12,600	$12,694	$12,639
05/17	$13,060	$12,856	$12,968
06/17	$13,082	$12,945	$12,933
07/17	$13,471	$13,202	$13,277
08/17	$13,688	$13,243	$13,521
09/17	$13,704	$13,525	$13,696
10/17	$14,053	$13,835	$14,227
11/17	$14,294	$14,257	$14,659
12/17	$14,292	$14,416	$14,773
01/18	$15,384	$15,207	$15,820
02/18	$14,944	$14,649	$15,405
03/18	$14,659	$14,317	$14,982
04/18	$14,610	$14,365	$15,035
05/18	$15,278	$14,732	$15,694
06/18	$15,323	$14,827	$15,845
07/18	$15,774	$15,339	$16,310
08/18	$16,487	$15,868	$17,202
09/18	$16,615	$15,928	$17,298
10/18	$14,907	$14,801	$15,751
11/18	$15,102	$15,102	$15,918
12/18	$13,667	$13,726	$14,550
01/19	$15,017	$14,877	$15,858
02/19	$15,570	$15,380	$16,425
03/19	$15,933	$15,648	$16,892
04/19	$16,667	$16,280	$17,656
05/19	$15,498	$15,243	$16,540
06/19	$16,712	$16,313	$17,676
07/19	$17,000	$16,566	$18,075
08/19	$16,647	$16,263	$17,937
09/19	$16,694	$16,545	$17,939
10/19	$17,194	$16,895	$18,445
11/19	$18,019	$17,534	$19,263
12/19	$18,578	$18,040	$19,844
01/20	$18,949	$18,060	$20,288
02/20	$17,678	$16,584	$18,906
03/20	$16,057	$14,392	$17,046
04/20	$18,428	$16,294	$19,569
05/20	$19,669	$17,154	$20,883
06/20	$20,618	$17,533	$21,792
07/20	$22,106	$18,560	$23,469
08/20	$24,472	$19,922	$25,890
09/20	$23,326	$19,194	$24,672
10/20	$22,523	$18,731	$23,834
11/20	$24,943	$20,937	$26,275
12/20	$26,101	$21,822	$27,483
01/21	$26,044	$21,642	$27,280
02/21	$26,672	$22,269	$27,273
03/21	$26,752	$23,112	$27,742
04/21	$28,544	$24,356	$29,630
05/21	$27,973	$24,472	$29,220
06/21	$29,360	$25,085	$31,053
07/21	$30,237	$25,606	$32,076
08/21	$30,988	$26,347	$33,276
09/21	$29,310	$25,137	$31,412
10/21	$31,338	$26,881	$34,133
11/21	$30,712	$26,521	$34,341
12/21	$31,079	$27,595	$35,067
01/22	$28,181	$26,039	$32,058
02/22	$27,411	$25,325	$30,696
03/22	$27,477	$26,179	$31,897
04/22	$24,529	$23,846	$28,045
05/22	$24,038	$23,809	$27,393
06/22	$22,097	$21,815	$25,223
07/22	$24,205	$23,847	$28,251
08/22	$23,070	$22,931	$26,935
09/22	$20,718	$20,810	$24,316
10/22	$21,955	$22,479	$25,737
11/22	$23,435	$23,695	$26,910
12/22	$21,853	$22,317	$24,850
01/23	$23,962	$23,813	$26,921
02/23	$23,090	$23,246	$26,601
03/23	$24,144	$23,982	$28,420
04/23	$24,043	$24,279	$28,700
05/23	$24,550	$24,392	$30,008
06/23	$25,928	$26,039	$32,060
07/23	$26,861	$26,935	$33,140
08/23	$26,131	$26,464	$32,843
09/23	$24,692	$25,220	$31,057
10/23	$24,063	$24,610	$30,615
11/23	$27,084	$26,909	$33,952
12/23	$28,685	$28,237	$35,455
01/24	$29,293	$28,631	$36,340
02/24	$30,733	$30,177	$38,819
03/24	$31,138	$31,145	$39,502
04/24	$29,577	$29,819	$37,827
05/24	$31,341	$31,224	$40,091
06/24	$33,365	$32,257	$42,795
07/24	$32,263	$32,726	$42,067
08/24	$33,178	$33,502	$42,943
09/24	$33,906	$34,218	$44,160
10/24	$33,644	$33,979	$44,014
11/24	$35,750	$36,167	$46,868
12/24	$35,722	$35,159	$47,282
01/25	$36,465	$36,278	$48,217
02/25	$35,168	$35,643	$46,485
03/25	$31,591	$33,580	$42,569
04/25	$32,282	$33,381	$43,323
05/25	$35,065	$35,512	$47,156
06/25	$37,341	$37,310	$50,163
07/25	$38,783	$38,139	$52,057
08/25	$38,926	$38,942	$52,639
09/25	$40,386	$40,292	$55,435
10/25	$42,291	$41,161	$57,449
11/25	$41,793	$41,262	$56,407
12/25	$41,285	$41,264	$56,058
01/26	$41,029	$41,832	$55,210
02/26	$39,116	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	11.22	7.96	14.61
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Class S | ASR186_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Class S | ASR186_16_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional 2 Class | CADRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$78	0.74%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Institutional 2 Class | ASR186_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional 2 Class ($40,230)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,653	$10,697	$10,674
04/16	$10,604	$10,755	$10,577
05/16	$10,980	$10,943	$10,782
06/16	$10,684	$10,968	$10,740
07/16	$11,278	$11,386	$11,247
08/16	$11,229	$11,401	$11,191
09/16	$11,347	$11,410	$11,232
10/16	$11,008	$11,187	$10,968
11/16	$11,181	$11,628	$11,207
12/16	$11,227	$11,847	$11,346
01/17	$11,685	$12,085	$11,728
02/17	$12,123	$12,553	$12,215
03/17	$12,290	$12,561	$12,356
04/17	$12,652	$12,694	$12,639
05/17	$13,117	$12,856	$12,968
06/17	$13,137	$12,945	$12,933
07/17	$13,538	$13,202	$13,277
08/17	$13,755	$13,243	$13,521
09/17	$13,776	$13,525	$13,696
10/17	$14,127	$13,835	$14,227
11/17	$14,373	$14,257	$14,659
12/17	$14,376	$14,416	$14,773
01/18	$15,479	$15,207	$15,820
02/18	$15,038	$14,649	$15,405
03/18	$14,758	$14,317	$14,982
04/18	$14,714	$14,365	$15,035
05/18	$15,391	$14,732	$15,694
06/18	$15,438	$14,827	$15,845
07/18	$15,896	$15,339	$16,310
08/18	$16,629	$15,868	$17,202
09/18	$16,759	$15,928	$17,298
10/18	$15,041	$14,801	$15,751
11/18	$15,232	$15,102	$15,918
12/18	$13,798	$13,726	$14,550
01/19	$15,156	$14,877	$15,858
02/19	$15,730	$15,380	$16,425
03/19	$16,093	$15,648	$16,892
04/19	$16,845	$16,280	$17,656
05/19	$15,665	$15,243	$16,540
06/19	$16,894	$16,313	$17,676
07/19	$17,191	$16,566	$18,075
08/19	$16,836	$16,263	$17,937
09/19	$16,886	$16,545	$17,939
10/19	$17,397	$16,895	$18,445
11/19	$18,238	$17,534	$19,263
12/19	$18,810	$18,040	$19,844
01/20	$19,189	$18,060	$20,288
02/20	$17,902	$16,584	$18,906
03/20	$16,263	$14,392	$17,046
04/20	$18,678	$16,294	$19,569
05/20	$19,938	$17,154	$20,883
06/20	$20,907	$17,533	$21,792
07/20	$22,421	$18,560	$23,469
08/20	$24,822	$19,922	$25,890
09/20	$23,664	$19,194	$24,672
10/20	$22,860	$18,731	$23,834
11/20	$25,318	$20,937	$26,275
12/20	$26,507	$21,822	$27,483
01/21	$26,448	$21,642	$27,280
02/21	$27,109	$22,269	$27,273
03/21	$27,188	$23,112	$27,742
04/21	$29,015	$24,356	$29,630
05/21	$28,442	$24,472	$29,220
06/21	$29,867	$25,085	$31,053
07/21	$30,766	$25,606	$32,076
08/21	$31,547	$26,347	$33,276
09/21	$29,835	$25,137	$31,412
10/21	$31,900	$26,881	$34,133
11/21	$31,280	$26,521	$34,341
12/21	$31,663	$27,595	$35,067
01/22	$28,722	$26,039	$32,058
02/22	$27,946	$25,325	$30,696
03/22	$28,013	$26,179	$31,897
04/22	$25,018	$23,846	$28,045
05/22	$24,510	$23,809	$27,393
06/22	$22,536	$21,815	$25,223
07/22	$24,701	$23,847	$28,251
08/22	$23,548	$22,931	$26,935
09/22	$21,161	$20,810	$24,316
10/22	$22,426	$22,479	$25,737
11/22	$23,943	$23,695	$26,910
12/22	$22,331	$22,317	$24,850
01/23	$24,496	$23,813	$26,921
02/23	$23,611	$23,246	$26,601
03/23	$24,685	$23,982	$28,420
04/23	$24,591	$24,279	$28,700
05/23	$25,128	$24,392	$30,008
06/23	$26,535	$26,039	$32,060
07/23	$27,514	$26,935	$33,140
08/23	$26,772	$26,464	$32,843
09/23	$25,302	$25,220	$31,057
10/23	$24,670	$24,610	$30,615
11/23	$27,751	$26,909	$33,952
12/23	$29,411	$28,237	$35,455
01/24	$30,043	$28,631	$36,340
02/24	$31,513	$30,177	$38,819
03/24	$31,939	$31,145	$39,502
04/24	$30,359	$29,819	$37,827
05/24	$32,176	$31,224	$40,091
06/24	$34,244	$32,257	$42,795
07/24	$33,133	$32,726	$42,067
08/24	$34,083	$33,502	$42,943
09/24	$34,824	$34,218	$44,160
10/24	$34,567	$33,979	$44,014
11/24	$36,741	$36,167	$46,868
12/24	$36,714	$35,159	$47,282
01/25	$37,478	$36,278	$48,217
02/25	$36,146	$35,643	$46,485
03/25	$32,474	$33,580	$42,569
04/25	$33,189	$33,381	$43,323
05/25	$36,048	$35,512	$47,156
06/25	$38,399	$37,310	$50,163
07/25	$39,868	$38,139	$52,057
08/25	$40,018	$38,942	$52,639
09/25	$41,538	$40,292	$55,435
10/25	$43,491	$41,161	$57,449
11/25	$42,973	$41,262	$56,407
12/25	$42,447	$41,264	$56,058
01/26	$42,208	$41,832	$55,210
02/26	$40,230	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	11.30	8.21	14.94
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Institutional 2 Class | ASR186_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional 2 Class | ASR186_15_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional 3 Class | CLRYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$74	0.70%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Institutional 3 Class | ASR186_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional 3 Class ($40,263)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,652	$10,697	$10,674
04/16	$10,599	$10,755	$10,577
05/16	$10,975	$10,943	$10,782
06/16	$10,679	$10,968	$10,740
07/16	$11,266	$11,386	$11,247
08/16	$11,213	$11,401	$11,191
09/16	$11,327	$11,410	$11,232
10/16	$10,984	$11,187	$10,968
11/16	$11,152	$11,628	$11,207
12/16	$11,202	$11,847	$11,346
01/17	$11,648	$12,085	$11,728
02/17	$12,085	$12,553	$12,215
03/17	$12,253	$12,561	$12,356
04/17	$12,611	$12,694	$12,639
05/17	$13,076	$12,856	$12,968
06/17	$13,104	$12,945	$12,933
07/17	$13,502	$13,202	$13,277
08/17	$13,719	$13,243	$13,521
09/17	$13,740	$13,525	$13,696
10/17	$14,095	$13,835	$14,227
11/17	$14,333	$14,257	$14,659
12/17	$14,339	$14,416	$14,773
01/18	$15,439	$15,207	$15,820
02/18	$14,999	$14,649	$15,405
03/18	$14,718	$14,317	$14,982
04/18	$14,673	$14,365	$15,035
05/18	$15,356	$14,732	$15,694
06/18	$15,398	$14,827	$15,845
07/18	$15,855	$15,339	$16,310
08/18	$16,581	$15,868	$17,202
09/18	$16,723	$15,928	$17,298
10/18	$15,003	$14,801	$15,751
11/18	$15,200	$15,102	$15,918
12/18	$13,766	$13,726	$14,550
01/19	$15,122	$14,877	$15,858
02/19	$15,691	$15,380	$16,425
03/19	$16,059	$15,648	$16,892
04/19	$16,804	$16,280	$17,656
05/19	$15,632	$15,243	$16,540
06/19	$16,854	$16,313	$17,676
07/19	$17,162	$16,566	$18,075
08/19	$16,803	$16,263	$17,937
09/19	$16,854	$16,545	$17,939
10/19	$17,367	$16,895	$18,445
11/19	$18,204	$17,534	$19,263
12/19	$18,771	$18,040	$19,844
01/20	$19,156	$18,060	$20,288
02/20	$17,874	$16,584	$18,906
03/20	$16,244	$14,392	$17,046
04/20	$18,652	$16,294	$19,569
05/20	$19,907	$17,154	$20,883
06/20	$20,876	$17,533	$21,792
07/20	$22,394	$18,560	$23,469
08/20	$24,789	$19,922	$25,890
09/20	$23,630	$19,194	$24,672
10/20	$22,823	$18,731	$23,834
11/20	$25,285	$20,937	$26,275
12/20	$26,465	$21,822	$27,483
01/21	$26,413	$21,642	$27,280
02/21	$27,073	$22,269	$27,273
03/21	$27,155	$23,112	$27,742
04/21	$28,979	$24,356	$29,630
05/21	$28,413	$24,472	$29,220
06/21	$29,826	$25,085	$31,053
07/21	$30,734	$25,606	$32,076
08/21	$31,508	$26,347	$33,276
09/21	$29,803	$25,137	$31,412
10/21	$31,867	$26,881	$34,133
11/21	$31,250	$26,521	$34,341
12/21	$31,628	$27,595	$35,067
01/22	$28,704	$26,039	$32,058
02/22	$27,923	$25,325	$30,696
03/22	$27,980	$26,179	$31,897
04/22	$24,999	$23,846	$28,045
05/22	$24,502	$23,809	$27,393
06/22	$22,519	$21,815	$25,223
07/22	$24,674	$23,847	$28,251
08/22	$23,537	$22,931	$26,935
09/22	$21,145	$20,810	$24,316
10/22	$22,417	$22,479	$25,737
11/22	$23,928	$23,695	$26,910
12/22	$22,333	$22,317	$24,850
01/23	$24,488	$23,813	$26,921
02/23	$23,588	$23,246	$26,601
03/23	$24,691	$23,982	$28,420
04/23	$24,573	$24,279	$28,700
05/23	$25,116	$24,392	$30,008
06/23	$26,541	$26,039	$32,060
07/23	$27,508	$26,935	$33,140
08/23	$26,762	$26,464	$32,843
09/23	$25,302	$25,220	$31,057
10/23	$24,657	$24,610	$30,615
11/23	$27,746	$26,909	$33,952
12/23	$29,409	$28,237	$35,455
01/24	$30,054	$28,631	$36,340
02/24	$31,530	$30,177	$38,819
03/24	$31,938	$31,145	$39,502
04/24	$30,359	$29,819	$37,827
05/24	$32,175	$31,224	$40,091
06/24	$34,260	$32,257	$42,795
07/24	$33,134	$32,726	$42,067
08/24	$34,104	$33,502	$42,943
09/24	$34,832	$34,218	$44,160
10/24	$34,589	$33,979	$44,014
11/24	$36,754	$36,167	$46,868
12/24	$36,743	$35,159	$47,282
01/25	$37,495	$36,278	$48,217
02/25	$36,166	$35,643	$46,485
03/25	$32,495	$33,580	$42,569
04/25	$33,212	$33,381	$43,323
05/25	$36,061	$35,512	$47,156
06/25	$38,433	$37,310	$50,163
07/25	$39,910	$38,139	$52,057
08/25	$40,054	$38,942	$52,639
09/25	$41,566	$40,292	$55,435
10/25	$43,528	$41,161	$57,449
11/25	$43,006	$41,262	$56,407
12/25	$42,492	$41,264	$56,058
01/26	$42,234	$41,832	$55,210
02/26	$40,263	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	11.33	8.26	14.95
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Institutional 3 Class | ASR186_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional 3 Class | ASR186_17_(04/26) |

Columbia Large Cap Growth Opportunity Fund

Institutional Class | NFEPX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$84	0.80%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials and consumer discretionary sectors boosted the Fund’s relative performance during the annual period.

Allocations | An underweight position in the information technology sector, alongside an overweight in the communication services sector, contributed to the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in Exact Sciences Corporation, a developer of molecular diagnostics and cancer screening tests; a relative overweight position in General Motors Company, a global automotive manufacturer; a relative overweight position in Parker‑Hannifin Corporation, a provider of motion and control technologies; a relative overweight position in TE Connectivity plc, a designer and manufacturer of connectivity and sensor solutions; and a relative overweight position in General Dynamics Corporation, an aerospace and defense company, were among the top contributors to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selections in the information technology, industrials, real estate and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | An underweight position in the energy sector, alongside overweight positions in the financials and consumer discretionary sectors, detracted from the Fund’s relative performance during the annual period.

Individual holdings | A relative overweight position in ServiceNow, Inc., an enterprise workflow software provider; a relative overweight position in Broadcom Inc., a designer and manufacturer of semiconductor and infrastructure software solutions; a relative overweight position in Palo Alto Networks, Inc., a cybersecurity platform provider; a relative overweight position in Constellation Brands, Inc., a producer and marketer of alcoholic beverages; and a relative overweight position in Bristol‑Myers Squibb Company, a global biopharmaceutical company, were among the top detractors from relative Fund performance.

Columbia Large Cap Growth Opportunity Fund | Institutional Class | ASR186_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Growth Opportunity Fund Institutional Class ($39,971)	Russell 1000® Index ($41,608)	Russell 1000® Growth Index ($53,356)
02/16	$10,000	$10,000	$10,000
03/16	$10,654	$10,697	$10,674
04/16	$10,604	$10,755	$10,577
05/16	$10,985	$10,943	$10,782
06/16	$10,687	$10,968	$10,740
07/16	$11,280	$11,386	$11,247
08/16	$11,223	$11,401	$11,191
09/16	$11,344	$11,410	$11,232
10/16	$11,008	$11,187	$10,968
11/16	$11,180	$11,628	$11,207
12/16	$11,227	$11,847	$11,346
01/17	$11,680	$12,085	$11,728
02/17	$12,119	$12,553	$12,215
03/17	$12,285	$12,561	$12,356
04/17	$12,645	$12,694	$12,639
05/17	$13,105	$12,856	$12,968
06/17	$13,133	$12,945	$12,933
07/17	$13,526	$13,202	$13,277
08/17	$13,744	$13,243	$13,521
09/17	$13,766	$13,525	$13,696
10/17	$14,115	$13,835	$14,227
11/17	$14,362	$14,257	$14,659
12/17	$14,364	$14,416	$14,773
01/18	$15,462	$15,207	$15,820
02/18	$15,020	$14,649	$15,405
03/18	$14,738	$14,317	$14,982
04/18	$14,692	$14,365	$15,035
05/18	$15,378	$14,732	$15,694
06/18	$15,418	$14,827	$15,845
07/18	$15,870	$15,339	$16,310
08/18	$16,599	$15,868	$17,202
09/18	$16,734	$15,928	$17,298
10/18	$15,014	$14,801	$15,751
11/18	$15,212	$15,102	$15,918
12/18	$13,770	$13,726	$14,550
01/19	$15,133	$14,877	$15,858
02/19	$15,697	$15,380	$16,425
03/19	$16,058	$15,648	$16,892
04/19	$16,807	$16,280	$17,656
05/19	$15,629	$15,243	$16,540
06/19	$16,858	$16,313	$17,676
07/19	$17,158	$16,566	$18,075
08/19	$16,798	$16,263	$17,937
09/19	$16,849	$16,545	$17,939
10/19	$17,356	$16,895	$18,445
11/19	$18,197	$17,534	$19,263
12/19	$18,768	$18,040	$19,844
01/20	$19,145	$18,060	$20,288
02/20	$17,856	$16,584	$18,906
03/20	$16,226	$14,392	$17,046
04/20	$18,630	$16,294	$19,569
05/20	$19,891	$17,154	$20,883
06/20	$20,847	$17,533	$21,792
07/20	$22,365	$18,560	$23,469
08/20	$24,755	$19,922	$25,890
09/20	$23,599	$19,194	$24,672
10/20	$22,796	$18,731	$23,834
11/20	$25,244	$20,937	$26,275
12/20	$26,432	$21,822	$27,483
01/21	$26,369	$21,642	$27,280
02/21	$27,023	$22,269	$27,273
03/21	$27,095	$23,112	$27,742
04/21	$28,921	$24,356	$29,630
05/21	$28,351	$24,472	$29,220
06/21	$29,761	$25,085	$31,053
07/21	$30,664	$25,606	$32,076
08/21	$31,432	$26,347	$33,276
09/21	$29,739	$25,137	$31,412
10/21	$31,793	$26,881	$34,133
11/21	$31,161	$26,521	$34,341
12/21	$31,551	$27,595	$35,067
01/22	$28,618	$26,039	$32,058
02/22	$27,831	$25,325	$30,696
03/22	$27,903	$26,179	$31,897
04/22	$24,926	$23,846	$28,045
05/22	$24,426	$23,809	$27,393
06/22	$22,459	$21,815	$25,223
07/22	$24,602	$23,847	$28,251
08/22	$23,453	$22,931	$26,935
09/22	$21,070	$20,810	$24,316
10/22	$22,339	$22,479	$25,737
11/22	$23,830	$23,695	$26,910
12/22	$22,236	$22,317	$24,850
01/23	$24,396	$23,813	$26,921
02/23	$23,505	$23,246	$26,601
03/23	$24,585	$23,982	$28,420
04/23	$24,482	$24,279	$28,700
05/23	$25,013	$24,392	$30,008
06/23	$26,419	$26,039	$32,060
07/23	$27,379	$26,935	$33,140
08/23	$26,642	$26,464	$32,843
09/23	$25,185	$25,220	$31,057
10/23	$24,550	$24,610	$30,615
11/23	$27,619	$26,909	$33,952
12/23	$29,265	$28,237	$35,455
01/24	$29,899	$28,631	$36,340
02/24	$31,374	$30,177	$38,819
03/24	$31,785	$31,145	$39,502
04/24	$30,208	$29,819	$37,827
05/24	$32,008	$31,224	$40,091
06/24	$34,080	$32,257	$42,795
07/24	$32,960	$32,726	$42,067
08/24	$33,923	$33,502	$42,943
09/24	$34,641	$34,218	$44,160
10/24	$34,395	$33,979	$44,014
11/24	$36,548	$36,167	$46,868
12/24	$36,519	$35,159	$47,282
01/25	$37,279	$36,278	$48,217
02/25	$35,954	$35,643	$46,485
03/25	$32,297	$33,580	$42,569
04/25	$33,003	$33,381	$43,323
05/25	$35,848	$35,512	$47,156
06/25	$38,175	$37,310	$50,163
07/25	$39,649	$38,139	$52,057
08/25	$39,795	$38,942	$52,639
09/25	$41,288	$40,292	$55,435
10/25	$43,236	$41,161	$57,449
11/25	$42,726	$41,262	$56,407
12/25	$42,207	$41,264	$56,058
01/26	$41,946	$41,832	$55,210
02/26	$39,971	$41,608	$53,356
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	11.17	8.14	14.86
Russell 1000® Index	16.73	13.32	15.32
Russell 1000® Growth Index	14.78	14.36	18.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,209,625,976
Total number of portfolio holdings	43
Management services fees (represents 0.73% of Fund average net assets)	$9,139,308
Portfolio turnover for the reporting period	53%

Columbia Large Cap Growth Opportunity Fund | Institutional Class | ASR186_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.6%
Systems Software	14.2%
Technology Hardware, Storage & Peripherals	6.9%
Electronic Manufacturing Services	1.4%
Communications Equipment	1.3%
Other	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	13.3%
Microsoft Corp.	10.4%
Alphabet, Inc., Class A	7.6%
Apple, Inc.	6.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc., Class A	5.0%
Broadcom, Inc.	4.9%
Eli Lilly & Co.	4.2%
Visa, Inc., Class A	3.1%
Costco Wholesale Corp.	2.8%

Equity Sector Allocation

Table Summary
Information Technology	44.8%
Consumer Discretionary	14.8%
Communication Services	13.5%
Health Care	10.2%
Industrials	5.9%
Financials	5.4%
Consumer Staples	3.8%
Real Estate	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Growth Opportunity Fund | Institutional Class | ASR186_08_(04/26) |

Columbia Large Cap Index Fund

Class A | NEIAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Columbia Large Cap Index Fund | Class A | ASR175_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Index Fund Class A ($40,388)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,675	$10,678
04/16	$10,713	$10,720
05/16	$10,899	$10,912
06/16	$10,925	$10,941
07/16	$11,322	$11,344
08/16	$11,336	$11,360
09/16	$11,333	$11,362
10/16	$11,119	$11,155
11/16	$11,528	$11,568
12/16	$11,752	$11,797
01/17	$11,969	$12,020
02/17	$12,440	$12,498
03/17	$12,451	$12,512
04/17	$12,573	$12,641
05/17	$12,746	$12,818
06/17	$12,820	$12,898
07/17	$13,078	$13,164
08/17	$13,114	$13,204
09/17	$13,381	$13,476
10/17	$13,687	$13,791
11/17	$14,101	$14,214
12/17	$14,255	$14,372
01/18	$15,066	$15,195
02/18	$14,505	$14,635
03/18	$14,131	$14,263
04/18	$14,180	$14,317
05/18	$14,513	$14,662
06/18	$14,598	$14,753
07/18	$15,136	$15,302
08/18	$15,622	$15,800
09/18	$15,705	$15,890
10/18	$14,624	$14,804
11/18	$14,917	$15,106
12/18	$13,564	$13,742
01/19	$14,646	$14,843
02/19	$15,112	$15,320
03/19	$15,400	$15,617
04/19	$16,017	$16,250
05/19	$14,994	$15,217
06/19	$16,045	$16,289
07/19	$16,269	$16,523
08/19	$16,005	$16,262
09/19	$16,299	$16,566
10/19	$16,645	$16,925
11/19	$17,243	$17,539
12/19	$17,757	$18,069
01/20	$17,743	$18,061
02/20	$16,276	$16,575
03/20	$14,259	$14,527
04/20	$16,082	$16,390
05/20	$16,842	$17,170
06/20	$17,169	$17,512
07/20	$18,130	$18,499
08/20	$19,425	$19,829
09/20	$18,679	$19,076
10/20	$18,173	$18,568
11/20	$20,157	$20,601
12/20	$20,924	$21,393
01/21	$20,704	$21,177
02/21	$21,270	$21,761
03/21	$22,194	$22,714
04/21	$23,367	$23,926
05/21	$23,523	$24,093
06/21	$24,063	$24,656
07/21	$24,626	$25,241
08/21	$25,363	$26,009
09/21	$24,175	$24,799
10/21	$25,860	$26,537
11/21	$25,671	$26,353
12/21	$26,810	$27,534
01/22	$25,410	$26,109
02/22	$24,644	$25,327
03/22	$25,550	$26,268
04/22	$23,315	$23,977
05/22	$23,345	$24,021
06/22	$21,415	$22,038
07/22	$23,379	$24,070
08/22	$22,418	$23,089
09/22	$20,347	$20,962
10/22	$21,999	$22,659
11/22	$23,223	$23,926
12/22	$21,878	$22,547
01/23	$23,241	$23,964
02/23	$22,668	$23,379
03/23	$23,488	$24,238
04/23	$23,849	$24,616
05/23	$23,943	$24,723
06/23	$25,516	$26,357
07/23	$26,327	$27,203
08/23	$25,899	$26,770
09/23	$24,654	$25,494
10/23	$24,123	$24,958
11/23	$26,317	$27,237
12/23	$27,502	$28,474
01/24	$27,954	$28,953
02/24	$29,437	$30,499
03/24	$30,375	$31,480
04/24	$29,119	$30,194
05/24	$30,553	$31,692
06/24	$31,639	$32,829
07/24	$32,010	$33,228
08/24	$32,774	$34,034
09/24	$33,462	$34,761
10/24	$33,145	$34,446
11/24	$35,078	$36,468
12/24	$34,225	$35,599
01/25	$35,166	$36,590
02/25	$34,687	$36,113
03/25	$32,718	$34,078
04/25	$32,484	$33,847
05/25	$34,518	$35,977
06/25	$36,257	$37,807
07/25	$37,057	$38,655
08/25	$37,798	$39,439
09/25	$39,162	$40,878
10/25	$40,060	$41,835
11/25	$40,145	$41,938
12/25	$40,147	$41,964
01/26	$40,712	$42,572
02/26	$40,388	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	16.43	13.68	14.98
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Columbia Large Cap Index Fund | Class A | ASR175_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Class A | ASR175_01_(04/26) |

Columbia Large Cap Index Fund

Institutional 2 Class | CLXRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Columbia Large Cap Index Fund | Institutional 2 Class | ASR175_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Index Fund Institutional 2 Class ($41,416)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,676	$10,678
04/16	$10,716	$10,720
05/16	$10,907	$10,912
06/16	$10,934	$10,941
07/16	$11,336	$11,344
08/16	$11,349	$11,360
09/16	$11,349	$11,362
10/16	$11,139	$11,155
11/16	$11,551	$11,568
12/16	$11,778	$11,797
01/17	$11,998	$12,020
02/17	$12,473	$12,498
03/17	$12,484	$12,512
04/17	$12,611	$12,641
05/17	$12,787	$12,818
06/17	$12,864	$12,898
07/17	$13,127	$13,164
08/17	$13,166	$13,204
09/17	$13,434	$13,476
10/17	$13,746	$13,791
11/17	$14,165	$14,214
12/17	$14,322	$14,372
01/18	$15,139	$15,195
02/18	$14,577	$14,635
03/18	$14,205	$14,263
04/18	$14,256	$14,317
05/18	$14,597	$14,662
06/18	$14,683	$14,753
07/18	$15,229	$15,302
08/18	$15,722	$15,800
09/18	$15,809	$15,890
10/18	$14,724	$14,804
11/18	$15,021	$15,106
12/18	$13,663	$13,742
01/19	$14,754	$14,843
02/19	$15,226	$15,320
03/19	$15,520	$15,617
04/19	$16,147	$16,250
05/19	$15,115	$15,217
06/19	$16,180	$16,289
07/19	$16,408	$16,523
08/19	$16,147	$16,262
09/19	$16,447	$16,566
10/19	$16,799	$16,925
11/19	$17,408	$17,539
12/19	$17,930	$18,069
01/20	$17,919	$18,061
02/20	$16,440	$16,575
03/20	$14,408	$14,527
04/20	$16,253	$16,390
05/20	$17,023	$17,170
06/20	$17,357	$17,512
07/20	$18,334	$18,499
08/20	$19,647	$19,829
09/20	$18,897	$19,076
10/20	$18,390	$18,568
11/20	$20,401	$20,601
12/20	$21,181	$21,393
01/21	$20,961	$21,177
02/21	$21,538	$21,761
03/21	$22,476	$22,714
04/21	$23,672	$23,926
05/21	$23,834	$24,093
06/21	$24,386	$24,656
07/21	$24,961	$25,241
08/21	$25,719	$26,009
09/21	$24,516	$24,799
10/21	$26,229	$26,537
11/21	$26,043	$26,353
12/21	$27,207	$27,534
01/22	$25,793	$26,109
02/22	$25,017	$25,327
03/22	$25,944	$26,268
04/22	$23,676	$23,977
05/22	$23,715	$24,021
06/22	$21,757	$22,038
07/22	$23,760	$24,070
08/22	$22,786	$23,089
09/22	$20,683	$20,962
10/22	$22,373	$22,659
11/22	$23,619	$23,926
12/22	$22,255	$22,547
01/23	$23,651	$23,964
02/23	$23,068	$23,379
03/23	$23,909	$24,238
04/23	$24,279	$24,616
05/23	$24,381	$24,723
06/23	$25,993	$26,357
07/23	$26,821	$27,203
08/23	$26,389	$26,770
09/23	$25,124	$25,494
10/23	$24,592	$24,958
11/23	$26,836	$27,237
12/23	$28,050	$28,474
01/24	$28,517	$28,953
02/24	$30,034	$30,499
03/24	$30,994	$31,480
04/24	$29,721	$30,194
05/24	$31,190	$31,692
06/24	$32,308	$32,829
07/24	$32,694	$33,228
08/24	$33,478	$34,034
09/24	$34,187	$34,761
10/24	$33,870	$34,446
11/24	$35,852	$36,468
12/24	$34,992	$35,599
01/25	$35,957	$36,590
02/25	$35,480	$36,113
03/25	$33,475	$34,078
04/25	$33,239	$33,847
05/25	$35,325	$35,977
06/25	$37,119	$37,807
07/25	$37,940	$38,655
08/25	$38,704	$39,439
09/25	$40,110	$40,878
10/25	$41,040	$41,835
11/25	$41,137	$41,938
12/25	$41,152	$41,964
01/26	$41,739	$42,572
02/26	$41,416	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	16.73	13.97	15.27
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Columbia Large Cap Index Fund | Institutional 2 Class | ASR175_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional 2 Class | ASR175_15_(04/26) |

Columbia Large Cap Index Fund

Institutional 3 Class | CLPYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Columbia Large Cap Index Fund | Institutional 3 Class | ASR175_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Index Fund Institutional 3 Class ($41,424)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,677	$10,678
04/16	$10,717	$10,720
05/16	$10,908	$10,912
06/16	$10,933	$10,941
07/16	$11,337	$11,344
08/16	$11,350	$11,360
09/16	$11,350	$11,362
10/16	$11,140	$11,155
11/16	$11,550	$11,568
12/16	$11,777	$11,797
01/17	$11,997	$12,020
02/17	$12,472	$12,498
03/17	$12,487	$12,512
04/17	$12,612	$12,641
05/17	$12,788	$12,818
06/17	$12,867	$12,898
07/17	$13,129	$13,164
08/17	$13,168	$13,204
09/17	$13,438	$13,476
10/17	$13,748	$13,791
11/17	$14,167	$14,214
12/17	$14,322	$14,372
01/18	$15,143	$15,195
02/18	$14,579	$14,635
03/18	$14,209	$14,263
04/18	$14,258	$14,317
05/18	$14,600	$14,662
06/18	$14,688	$14,753
07/18	$15,232	$15,302
08/18	$15,725	$15,800
09/18	$15,812	$15,890
10/18	$14,727	$14,804
11/18	$15,025	$15,106
12/18	$13,665	$13,742
01/19	$14,758	$14,843
02/19	$15,229	$15,320
03/19	$15,526	$15,617
04/19	$16,150	$16,250
05/19	$15,121	$15,217
06/19	$16,184	$16,289
07/19	$16,416	$16,523
08/19	$16,154	$16,262
09/19	$16,453	$16,566
10/19	$16,807	$16,925
11/19	$17,415	$17,539
12/19	$17,935	$18,069
01/20	$17,928	$18,061
02/20	$16,446	$16,575
03/20	$14,411	$14,527
04/20	$16,256	$16,390
05/20	$17,028	$17,170
06/20	$17,363	$17,512
07/20	$18,339	$18,499
08/20	$19,655	$19,829
09/20	$18,903	$19,076
10/20	$18,397	$18,568
11/20	$20,407	$20,601
12/20	$21,186	$21,393
01/21	$20,969	$21,177
02/21	$21,545	$21,761
03/21	$22,484	$22,714
04/21	$23,682	$23,926
05/21	$23,842	$24,093
06/21	$24,397	$24,656
07/21	$24,970	$25,241
08/21	$25,726	$26,009
09/21	$24,523	$24,799
10/21	$26,240	$26,537
11/21	$26,050	$26,353
12/21	$27,217	$27,534
01/22	$25,803	$26,109
02/22	$25,029	$25,327
03/22	$25,952	$26,268
04/22	$23,687	$23,977
05/22	$23,723	$24,021
06/22	$21,765	$22,038
07/22	$23,766	$24,070
08/22	$22,794	$23,089
09/22	$20,688	$20,962
10/22	$22,376	$22,659
11/22	$23,623	$23,926
12/22	$22,257	$22,547
01/23	$23,657	$23,964
02/23	$23,075	$23,379
03/23	$23,917	$24,238
04/23	$24,285	$24,616
05/23	$24,387	$24,723
06/23	$25,998	$26,357
07/23	$26,827	$27,203
08/23	$26,394	$26,770
09/23	$25,132	$25,494
10/23	$24,599	$24,958
11/23	$26,843	$27,237
12/23	$28,057	$28,474
01/24	$28,521	$28,953
02/24	$30,043	$30,499
03/24	$30,999	$31,480
04/24	$29,729	$30,194
05/24	$31,201	$31,692
06/24	$32,312	$32,829
07/24	$32,698	$33,228
08/24	$33,492	$34,034
09/24	$34,200	$34,761
10/24	$33,883	$34,446
11/24	$35,867	$36,468
12/24	$34,998	$35,599
01/25	$35,967	$36,590
02/25	$35,492	$36,113
03/25	$33,482	$34,078
04/25	$33,245	$33,847
05/25	$35,333	$35,977
06/25	$37,125	$37,807
07/25	$37,947	$38,655
08/25	$38,714	$39,439
09/25	$40,118	$40,878
10/25	$41,050	$41,835
11/25	$41,146	$41,938
12/25	$41,155	$41,964
01/26	$41,748	$42,572
02/26	$41,424	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	16.71	13.97	15.27
S&P 500® Index	16.99	14.19	15.50
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Columbia Large Cap Index Fund | Institutional 3 Class | ASR175_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional 3 Class | ASR175_17_(04/26) |

Columbia Large Cap Index Fund

Institutional Class | NINDX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in NVIDIA, a developer and provider of AI solutions for various applications; Alphabet, the parent company of Google; Microsoft, a leading developer of computer software, operating systems and applications; Broadcom, a semiconductor company; and JPMorgan Chase, one of the world’s largest diversified banking and financial institutions, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors on an absolute basis.

Individual holdings | Fund positions in UnitedHealth Group, a managed health care and health insurance company; Fiserv, a financial technology and payments processing company; Accenture, a technology consulting company; Salesforce, a cloud-based enterprise software company; and Adobe, a cloud‑based application software and digital experience provider, were among the top absolute detractors from Fund performance during the period.

Columbia Large Cap Index Fund | Institutional Class | ASR175_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Large Cap Index Fund Institutional Class ($41,410)	S&P 500® Index ($42,249)
02/16	$10,000	$10,000
03/16	$10,677	$10,678
04/16	$10,717	$10,720
05/16	$10,908	$10,912
06/16	$10,933	$10,941
07/16	$11,337	$11,344
08/16	$11,350	$11,360
09/16	$11,350	$11,362
10/16	$11,140	$11,155
11/16	$11,550	$11,568
12/16	$11,777	$11,797
01/17	$11,997	$12,020
02/17	$12,472	$12,498
03/17	$12,483	$12,512
04/17	$12,610	$12,641
05/17	$12,786	$12,818
06/17	$12,864	$12,898
07/17	$13,127	$13,164
08/17	$13,163	$13,204
09/17	$13,435	$13,476
10/17	$13,746	$13,791
11/17	$14,165	$14,214
12/17	$14,321	$14,372
01/18	$15,138	$15,195
02/18	$14,577	$14,635
03/18	$14,203	$14,263
04/18	$14,255	$14,317
05/18	$14,597	$14,662
06/18	$14,684	$14,753
07/18	$15,229	$15,302
08/18	$15,720	$15,800
09/18	$15,809	$15,890
10/18	$14,723	$14,804
11/18	$15,022	$15,106
12/18	$13,662	$13,742
01/19	$14,753	$14,843
02/19	$15,227	$15,320
03/19	$15,518	$15,617
04/19	$16,145	$16,250
05/19	$15,117	$15,217
06/19	$16,179	$16,289
07/19	$16,410	$16,523
08/19	$16,146	$16,262
09/19	$16,447	$16,566
10/19	$16,801	$16,925
11/19	$17,406	$17,539
12/19	$17,930	$18,069
01/20	$17,919	$18,061
02/20	$16,440	$16,575
03/20	$14,406	$14,527
04/20	$16,253	$16,390
05/20	$17,022	$17,170
06/20	$17,358	$17,512
07/20	$18,334	$18,499
08/20	$19,648	$19,829
09/20	$18,895	$19,076
10/20	$18,388	$18,568
11/20	$20,400	$20,601
12/20	$21,180	$21,393
01/21	$20,963	$21,177
02/21	$21,540	$21,761
03/21	$22,476	$22,714
04/21	$23,674	$23,926
05/21	$23,835	$24,093
06/21	$24,386	$24,656
07/21	$24,960	$25,241
08/21	$25,717	$26,009
09/21	$24,514	$24,799
10/21	$26,229	$26,537
11/21	$26,043	$26,353
12/21	$27,206	$27,534
01/22	$25,792	$26,109
02/22	$25,018	$25,327
03/22	$25,942	$26,268
04/22	$23,675	$23,977
05/22	$23,714	$24,021
06/22	$21,755	$22,038
07/22	$23,761	$24,070
08/22	$22,783	$23,089
09/22	$20,685	$20,962
10/22	$22,371	$22,659
11/22	$23,617	$23,926
12/22	$22,255	$22,547
01/23	$23,650	$23,964
02/23	$23,067	$23,379
03/23	$23,909	$24,238
04/23	$24,277	$24,616
05/23	$24,382	$24,723
06/23	$25,993	$26,357
07/23	$26,821	$27,203
08/23	$26,389	$26,770
09/23	$25,123	$25,494
10/23	$24,593	$24,958
11/23	$26,831	$27,237
12/23	$28,049	$28,474
01/24	$28,512	$28,953
02/24	$30,030	$30,499
03/24	$30,994	$31,480
04/24	$29,720	$30,194
05/24	$31,190	$31,692
06/24	$32,304	$32,829
07/24	$32,690	$33,228
08/24	$33,478	$34,034
09/24	$34,189	$34,761
10/24	$33,869	$34,446
11/24	$35,854	$36,468
12/24	$34,993	$35,599
01/25	$35,956	$36,590
02/25	$35,478	$36,113
03/25	$33,469	$34,078
04/25	$33,238	$33,847
05/25	$35,324	$35,977
06/25	$37,115	$37,807
07/25	$37,943	$38,655
08/25	$38,705	$39,439
09/25	$40,109	$40,878
10/25	$41,043	$41,835
11/25	$41,135	$41,938
12/25	$41,151	$41,964
01/26	$41,737	$42,572
02/26	$41,410	$42,249
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.72	13.97	15.27
S&P 500® Index	16.99	14.19	15.50

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$3,017,509,210
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$6,165,959
Portfolio turnover for the reporting period	5%

Columbia Large Cap Index Fund | Institutional Class | ASR175_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	31.9%
Financials	12.3%
Communication Services	10.4%
Consumer Discretionary	9.8%
Health Care	9.7%
Industrials	9.1%
Consumer Staples	5.4%
Energy	3.4%
Utilities	2.5%
Materials	2.1%
Other	2.0%

Top Holdings

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc., Class B	1.6%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Large Cap Index Fund | Institutional Class | ASR175_08_(04/26) |

Columbia Mid Cap Index Fund

Class A | NTIAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Columbia Mid Cap Index Fund | Class A | ASR196_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mid Cap Index Fund Class A ($29,955)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,847	$10,704	$10,852
04/16	$10,975	$10,770	$10,984
05/16	$11,224	$10,963	$11,238
06/16	$11,271	$10,986	$11,285
07/16	$11,746	$11,422	$11,769
08/16	$11,799	$11,451	$11,828
09/16	$11,723	$11,469	$11,753
10/16	$11,401	$11,221	$11,438
11/16	$12,313	$11,723	$12,354
12/16	$12,579	$11,952	$12,624
01/17	$12,783	$12,176	$12,836
02/17	$13,110	$12,629	$13,173
03/17	$13,052	$12,638	$13,122
04/17	$13,159	$12,772	$13,231
05/17	$13,085	$12,903	$13,167
06/17	$13,296	$13,019	$13,380
07/17	$13,404	$13,264	$13,498
08/17	$13,197	$13,290	$13,291
09/17	$13,709	$13,614	$13,811
10/17	$14,014	$13,911	$14,124
11/17	$14,525	$14,334	$14,643
12/17	$14,552	$14,477	$14,675
01/18	$14,965	$15,240	$15,097
02/18	$14,288	$14,678	$14,428
03/18	$14,420	$14,384	$14,562
04/18	$14,376	$14,438	$14,524
05/18	$14,957	$14,846	$15,123
06/18	$15,019	$14,943	$15,187
07/18	$15,275	$15,439	$15,455
08/18	$15,763	$15,981	$15,948
09/18	$15,577	$16,008	$15,774
10/18	$14,088	$14,829	$14,268
11/18	$14,522	$15,126	$14,713
12/18	$12,868	$13,718	$13,048
01/19	$14,208	$14,896	$14,413
02/19	$14,811	$15,419	$15,024
03/19	$14,725	$15,645	$14,939
04/19	$15,309	$16,269	$15,540
05/19	$14,084	$15,216	$14,301
06/19	$15,156	$16,285	$15,394
07/19	$15,331	$16,527	$15,577
08/19	$14,677	$16,190	$14,923
09/19	$15,126	$16,475	$15,381
10/19	$15,283	$16,829	$15,554
11/19	$15,732	$17,469	$16,017
12/19	$16,170	$17,973	$16,467
01/20	$15,745	$17,954	$16,037
02/20	$14,237	$16,484	$14,515
03/20	$11,343	$14,217	$11,576
04/20	$12,952	$16,100	$13,218
05/20	$13,893	$16,961	$14,185
06/20	$14,068	$17,349	$14,363
07/20	$14,713	$18,334	$15,025
08/20	$15,220	$19,662	$15,553
09/20	$14,723	$18,946	$15,048
10/20	$15,030	$18,537	$15,375
11/20	$17,176	$20,792	$17,570
12/20	$18,287	$21,728	$18,716
01/21	$18,556	$21,631	$18,998
02/21	$19,808	$22,307	$20,290
03/21	$20,724	$23,107	$21,237
04/21	$21,652	$24,298	$22,194
05/21	$21,686	$24,409	$22,237
06/21	$21,452	$25,010	$22,009
07/21	$21,523	$25,433	$22,085
08/21	$21,933	$26,159	$22,516
09/21	$21,053	$24,985	$21,622
10/21	$22,285	$26,675	$22,894
11/21	$21,628	$26,269	$22,222
12/21	$22,714	$27,303	$23,350
01/22	$21,064	$25,697	$21,667
02/22	$21,288	$25,049	$21,908
03/22	$21,579	$25,862	$22,212
04/22	$20,034	$23,541	$20,633
05/22	$20,180	$23,509	$20,787
06/22	$18,242	$21,543	$18,788
07/22	$20,210	$23,564	$20,826
08/22	$19,568	$22,684	$20,180
09/22	$17,767	$20,581	$18,325
10/22	$19,624	$22,269	$20,252
11/22	$20,824	$23,431	$21,491
12/22	$19,649	$22,059	$20,301
01/23	$21,463	$23,578	$22,174
02/23	$21,065	$23,027	$21,772
03/23	$20,386	$23,643	$21,074
04/23	$20,210	$23,895	$20,908
05/23	$19,561	$23,988	$20,242
06/23	$21,338	$25,626	$22,096
07/23	$22,220	$26,544	$23,007
08/23	$21,566	$26,032	$22,342
09/23	$20,426	$24,792	$21,167
10/23	$19,331	$24,135	$20,038
11/23	$20,973	$26,385	$21,742
12/23	$22,788	$27,785	$23,638
01/24	$22,389	$28,093	$23,233
02/24	$23,714	$29,613	$24,613
03/24	$25,038	$30,569	$25,990
04/24	$23,522	$29,224	$24,426
05/24	$24,544	$30,604	$25,498
06/24	$24,150	$31,552	$25,095
07/24	$25,533	$32,138	$26,552
08/24	$25,516	$32,838	$26,531
09/24	$25,796	$33,517	$26,838
10/24	$25,598	$33,271	$26,648
11/24	$27,854	$35,484	$28,996
12/24	$25,843	$34,400	$26,930
01/25	$26,833	$35,486	$27,967
02/25	$25,666	$34,806	$26,751
03/25	$24,252	$32,775	$25,287
04/25	$23,686	$32,556	$24,718
05/25	$24,959	$34,619	$26,052
06/25	$25,849	$36,378	$26,984
07/25	$26,249	$37,179	$27,421
08/25	$27,139	$38,039	$28,352
09/25	$27,248	$39,352	$28,482
10/25	$27,121	$40,196	$28,349
11/25	$27,666	$40,306	$28,929
12/25	$27,676	$40,298	$28,950
01/26	$28,777	$40,923	$30,123
02/26	$29,955	$40,728	$31,364
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	16.71	8.62	11.60
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Columbia Mid Cap Index Fund | Class A | ASR196_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Class A | ASR196_01_(04/26) |

Columbia Mid Cap Index Fund

Institutional 2 Class | CPXRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Columbia Mid Cap Index Fund | Institutional 2 Class | ASR196_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mid Cap Index Fund Institutional 2 Class ($30,696)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,843	$10,704	$10,852
04/16	$10,977	$10,770	$10,984
05/16	$11,223	$10,963	$11,238
06/16	$11,273	$10,986	$11,285
07/16	$11,749	$11,422	$11,769
08/16	$11,809	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,416	$11,221	$11,438
11/16	$12,323	$11,723	$12,354
12/16	$12,594	$11,952	$12,624
01/17	$12,804	$12,176	$12,836
02/17	$13,135	$12,629	$13,173
03/17	$13,079	$12,638	$13,122
04/17	$13,191	$12,772	$13,231
05/17	$13,119	$12,903	$13,167
06/17	$13,333	$13,019	$13,380
07/17	$13,447	$13,264	$13,498
08/17	$13,235	$13,290	$13,291
09/17	$13,756	$13,614	$13,811
10/17	$14,066	$13,911	$14,124
11/17	$14,579	$14,334	$14,643
12/17	$14,610	$14,477	$14,675
01/18	$15,027	$15,240	$15,097
02/18	$14,349	$14,678	$14,428
03/18	$14,479	$14,384	$14,562
04/18	$14,444	$14,438	$14,524
05/18	$15,036	$14,846	$15,123
06/18	$15,094	$14,943	$15,187
07/18	$15,357	$15,439	$15,455
08/18	$15,848	$15,981	$15,948
09/18	$15,673	$16,008	$15,774
10/18	$14,174	$14,829	$14,268
11/18	$14,612	$15,126	$14,713
12/18	$12,952	$13,718	$13,048
01/19	$14,307	$14,896	$14,413
02/19	$14,914	$15,419	$15,024
03/19	$14,829	$15,645	$14,939
04/19	$15,417	$16,269	$15,540
05/19	$14,184	$15,216	$14,301
06/19	$15,271	$16,285	$15,394
07/19	$15,445	$16,527	$15,577
08/19	$14,796	$16,190	$14,923
09/19	$15,251	$16,475	$15,381
10/19	$15,416	$16,829	$15,554
11/19	$15,871	$17,469	$16,017
12/19	$16,317	$17,973	$16,467
01/20	$15,886	$17,954	$16,037
02/20	$14,370	$16,484	$14,515
03/20	$11,460	$14,217	$11,576
04/20	$13,076	$16,100	$13,218
05/20	$14,029	$16,961	$14,185
06/20	$14,209	$17,349	$14,363
07/20	$14,859	$18,334	$15,025
08/20	$15,383	$19,662	$15,553
09/20	$14,880	$18,946	$15,048
10/20	$15,194	$18,537	$15,375
11/20	$17,364	$20,792	$17,570
12/20	$18,497	$21,728	$18,716
01/21	$18,774	$21,631	$18,998
02/21	$20,049	$22,307	$20,290
03/21	$20,981	$23,107	$21,237
04/21	$21,923	$24,298	$22,194
05/21	$21,956	$24,409	$22,237
06/21	$21,733	$25,010	$22,009
07/21	$21,803	$25,433	$22,085
08/21	$22,221	$26,159	$22,516
09/21	$21,338	$24,985	$21,622
10/21	$22,593	$26,675	$22,894
11/21	$21,919	$26,269	$22,222
12/21	$23,029	$27,303	$23,350
01/22	$21,368	$25,697	$21,667
02/22	$21,604	$25,049	$21,908
03/22	$21,891	$25,862	$22,212
04/22	$20,335	$23,541	$20,633
05/22	$20,492	$23,509	$20,787
06/22	$18,515	$21,543	$18,788
07/22	$20,519	$23,564	$20,826
08/22	$19,883	$22,684	$20,180
09/22	$18,045	$20,581	$18,325
10/22	$19,938	$22,269	$20,252
11/22	$21,154	$23,431	$21,491
12/22	$19,977	$22,059	$20,301
01/23	$21,817	$23,578	$22,174
02/23	$21,423	$23,027	$21,772
03/23	$20,736	$23,643	$21,074
04/23	$20,561	$23,895	$20,908
05/23	$19,904	$23,988	$20,242
06/23	$21,732	$25,626	$22,096
07/23	$22,621	$26,544	$23,007
08/23	$21,958	$26,032	$22,342
09/23	$20,798	$24,792	$21,167
10/23	$19,699	$24,135	$20,038
11/23	$21,371	$26,385	$21,742
12/23	$23,229	$27,785	$23,638
01/24	$22,818	$28,093	$23,233
02/24	$24,178	$29,613	$24,613
03/24	$25,522	$30,569	$25,990
04/24	$23,988	$29,224	$24,426
05/24	$25,032	$30,604	$25,498
06/24	$24,636	$31,552	$25,095
07/24	$26,070	$32,138	$26,552
08/24	$26,038	$32,838	$26,531
09/24	$26,331	$33,517	$26,838
10/24	$26,152	$33,271	$26,648
11/24	$28,451	$35,484	$28,996
12/24	$26,411	$34,400	$26,930
01/25	$27,427	$35,486	$27,967
02/25	$26,219	$34,806	$26,751
03/25	$24,784	$32,775	$25,287
04/25	$24,224	$32,556	$24,718
05/25	$25,519	$34,619	$26,052
06/25	$26,446	$36,378	$26,984
07/25	$26,860	$37,179	$27,421
08/25	$27,777	$38,039	$28,352
09/25	$27,885	$39,352	$28,482
10/25	$27,759	$40,196	$28,349
11/25	$28,317	$40,306	$28,929
12/25	$28,345	$40,298	$28,950
01/26	$29,491	$40,923	$30,123
02/26	$30,696	$40,728	$31,364
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.07	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Columbia Mid Cap Index Fund | Institutional 2 Class | ASR196_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional 2 Class | ASR196_15_(04/26) |

Columbia Mid Cap Index Fund

Institutional 3 Class | CMDYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Columbia Mid Cap Index Fund | Institutional 3 Class | ASR196_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mid Cap Index Fund Institutional 3 Class ($30,700)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,850	$10,704	$10,852
04/16	$10,979	$10,770	$10,984
05/16	$11,229	$10,963	$11,238
06/16	$11,272	$10,986	$11,285
07/16	$11,757	$11,422	$11,769
08/16	$11,811	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,418	$11,221	$11,438
11/16	$12,334	$11,723	$12,354
12/16	$12,602	$11,952	$12,624
01/17	$12,807	$12,176	$12,836
02/17	$13,145	$12,629	$13,173
03/17	$13,083	$12,638	$13,122
04/17	$13,191	$12,772	$13,231
05/17	$13,124	$12,903	$13,167
06/17	$13,337	$13,019	$13,380
07/17	$13,455	$13,264	$13,498
08/17	$13,245	$13,290	$13,291
09/17	$13,759	$13,614	$13,811
10/17	$14,062	$13,911	$14,124
11/17	$14,585	$14,334	$14,643
12/17	$14,609	$14,477	$14,675
01/18	$15,024	$15,240	$15,097
02/18	$14,356	$14,678	$14,428
03/18	$14,491	$14,384	$14,562
04/18	$14,446	$14,438	$14,524
05/18	$15,042	$14,846	$15,123
06/18	$15,102	$14,943	$15,187
07/18	$15,366	$15,439	$15,455
08/18	$15,848	$15,981	$15,948
09/18	$15,675	$16,008	$15,774
10/18	$14,174	$14,829	$14,268
11/18	$14,620	$15,126	$14,713
12/18	$12,960	$13,718	$13,048
01/19	$14,313	$14,896	$14,413
02/19	$14,915	$15,419	$15,024
03/19	$14,826	$15,645	$14,939
04/19	$15,428	$16,269	$15,540
05/19	$14,194	$15,216	$14,301
06/19	$15,276	$16,285	$15,394
07/19	$15,458	$16,527	$15,577
08/19	$14,802	$16,190	$14,923
09/19	$15,256	$16,475	$15,381
10/19	$15,427	$16,829	$15,554
11/19	$15,881	$17,469	$16,017
12/19	$16,327	$17,973	$16,467
01/20	$15,897	$17,954	$16,037
02/20	$14,379	$16,484	$14,515
03/20	$11,457	$14,217	$11,576
04/20	$13,080	$16,100	$13,218
05/20	$14,044	$16,961	$14,185
06/20	$14,210	$17,349	$14,363
07/20	$14,868	$18,334	$15,025
08/20	$15,383	$19,662	$15,553
09/20	$14,879	$18,946	$15,048
10/20	$15,207	$18,537	$15,375
11/20	$17,377	$20,792	$17,570
12/20	$18,507	$21,728	$18,716
01/21	$18,774	$21,631	$18,998
02/21	$20,053	$22,307	$20,290
03/21	$20,983	$23,107	$21,237
04/21	$21,925	$24,298	$22,194
05/21	$21,971	$24,409	$22,237
06/21	$21,737	$25,010	$22,009
07/21	$21,810	$25,433	$22,085
08/21	$22,226	$26,159	$22,516
09/21	$21,346	$24,985	$21,622
10/21	$22,604	$26,675	$22,894
11/21	$21,932	$26,269	$22,222
12/21	$23,038	$27,303	$23,350
01/22	$21,379	$25,697	$21,667
02/22	$21,614	$25,049	$21,908
03/22	$21,904	$25,862	$22,212
04/22	$20,356	$23,541	$20,633
05/22	$20,494	$23,509	$20,787
06/22	$18,528	$21,543	$18,788
07/22	$20,536	$23,564	$20,826
08/22	$19,891	$22,684	$20,180
09/22	$18,059	$20,581	$18,325
10/22	$19,950	$22,269	$20,252
11/22	$21,166	$23,431	$21,491
12/22	$19,991	$22,059	$20,301
01/23	$21,825	$23,578	$22,174
02/23	$21,437	$23,027	$21,772
03/23	$20,737	$23,643	$21,074
04/23	$20,566	$23,895	$20,908
05/23	$19,913	$23,988	$20,242
06/23	$21,735	$25,626	$22,096
07/23	$22,634	$26,544	$23,007
08/23	$21,960	$26,032	$22,342
09/23	$20,803	$24,792	$21,167
10/23	$19,695	$24,135	$20,038
11/23	$21,381	$26,385	$21,742
12/23	$23,235	$27,785	$23,638
01/24	$22,829	$28,093	$23,233
02/24	$24,183	$29,613	$24,613
03/24	$25,537	$30,569	$25,990
04/24	$23,997	$29,224	$24,426
05/24	$25,046	$30,604	$25,498
06/24	$24,638	$31,552	$25,095
07/24	$26,072	$32,138	$26,552
08/24	$26,055	$32,838	$26,531
09/24	$26,352	$33,517	$26,838
10/24	$26,159	$33,271	$26,648
11/24	$28,450	$35,484	$28,996
12/24	$26,420	$34,400	$26,930
01/25	$27,439	$35,486	$27,967
02/25	$26,231	$34,806	$26,751
03/25	$24,797	$32,775	$25,287
04/25	$24,231	$32,556	$24,718
05/25	$25,533	$34,619	$26,052
06/25	$26,438	$36,378	$26,984
07/25	$26,866	$37,179	$27,421
08/25	$27,779	$38,039	$28,352
09/25	$27,896	$39,352	$28,482
10/25	$27,760	$40,196	$28,349
11/25	$28,324	$40,306	$28,929
12/25	$28,355	$40,298	$28,950
01/26	$29,496	$40,923	$30,123
02/26	$30,700	$40,728	$31,364
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	17.04	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Columbia Mid Cap Index Fund | Institutional 3 Class | ASR196_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional 3 Class | ASR196_17_(04/26) |

Columbia Mid Cap Index Fund

Institutional Class | NMPAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Mid Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The information technology, communication services and industrials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Lumentum, an optical and photonics components manufacturer; Coherent Corp., a photonics, lasers, and advanced materials technology manufacturer; Ciena Corporation, an optical networking equipment and software company; Comfort Systems USA, a mechanical and electrical contracting services company; and Curtiss-Wright, an aerospace, defense, and industrial technology manufacturer, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The real estate, financials and materials sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Berry Global, a global packaging and materials manufacturing company; Sarepta, a biotechnology company focused on rare diseases; Nutanix, an enterprise cloud infrastructure software company; Duolingo, an education technology software company; and Pinnacle Financial, a regional commercial bank and financial services firm, were among the top absolute detractors from Fund performance during the period.

Columbia Mid Cap Index Fund | Institutional Class | ASR196_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Mid Cap Index Fund Institutional Class ($30,710)	Russell 3000® Index ($40,728)	S&P MidCap 400® Index ($31,364)
02/16	$10,000	$10,000	$10,000
03/16	$10,850	$10,704	$10,852
04/16	$10,979	$10,770	$10,984
05/16	$11,229	$10,963	$11,238
06/16	$11,272	$10,986	$11,285
07/16	$11,757	$11,422	$11,769
08/16	$11,811	$11,451	$11,828
09/16	$11,734	$11,469	$11,753
10/16	$11,418	$11,221	$11,438
11/16	$12,334	$11,723	$12,354
12/16	$12,602	$11,952	$12,624
01/17	$12,807	$12,176	$12,836
02/17	$13,145	$12,629	$13,173
03/17	$13,087	$12,638	$13,122
04/17	$13,194	$12,772	$13,231
05/17	$13,128	$12,903	$13,167
06/17	$13,338	$13,019	$13,380
07/17	$13,454	$13,264	$13,498
08/17	$13,246	$13,290	$13,291
09/17	$13,761	$13,614	$13,811
10/17	$14,068	$13,911	$14,124
11/17	$14,583	$14,334	$14,643
12/17	$14,614	$14,477	$14,675
01/18	$15,031	$15,240	$15,097
02/18	$14,357	$14,678	$14,428
03/18	$14,490	$14,384	$14,562
04/18	$14,446	$14,438	$14,524
05/18	$15,040	$14,846	$15,123
06/18	$15,100	$14,943	$15,187
07/18	$15,368	$15,439	$15,455
08/18	$15,851	$15,981	$15,948
09/18	$15,681	$16,008	$15,774
10/18	$14,178	$14,829	$14,268
11/18	$14,617	$15,126	$14,713
12/18	$12,958	$13,718	$13,048
01/19	$14,315	$14,896	$14,413
02/19	$14,916	$15,419	$15,024
03/19	$14,829	$15,645	$14,939
04/19	$15,430	$16,269	$15,540
05/19	$14,189	$15,216	$14,301
06/19	$15,281	$16,285	$15,394
07/19	$15,459	$16,527	$15,577
08/19	$14,805	$16,190	$14,923
09/19	$15,251	$16,475	$15,381
10/19	$15,429	$16,829	$15,554
11/19	$15,884	$17,469	$16,017
12/19	$16,321	$17,973	$16,467
01/20	$15,900	$17,954	$16,037
02/20	$14,380	$16,484	$14,515
03/20	$11,463	$14,217	$11,576
04/20	$13,086	$16,100	$13,218
05/20	$14,041	$16,961	$14,185
06/20	$14,215	$17,349	$14,363
07/20	$14,870	$18,334	$15,025
08/20	$15,385	$19,662	$15,553
09/20	$14,880	$18,946	$15,048
10/20	$15,202	$18,537	$15,375
11/20	$17,371	$20,792	$17,570
12/20	$18,511	$21,728	$18,716
01/21	$18,784	$21,631	$18,998
02/21	$20,059	$22,307	$20,290
03/21	$20,992	$23,107	$21,237
04/21	$21,925	$24,298	$22,194
05/21	$21,970	$24,409	$22,237
06/21	$21,741	$25,010	$22,009
07/21	$21,813	$25,433	$22,085
08/21	$22,231	$26,159	$22,516
09/21	$21,347	$24,985	$21,622
10/21	$22,601	$26,675	$22,894
11/21	$21,932	$26,269	$22,222
12/21	$23,036	$27,303	$23,350
01/22	$21,378	$25,697	$21,667
02/22	$21,608	$25,049	$21,908
03/22	$21,904	$25,862	$22,212
04/22	$20,354	$23,541	$20,633
05/22	$20,502	$23,509	$20,787
06/22	$18,518	$21,543	$18,788
07/22	$20,530	$23,564	$20,826
08/22	$19,888	$22,684	$20,180
09/22	$18,062	$20,581	$18,325
10/22	$19,945	$22,269	$20,252
11/22	$21,172	$23,431	$21,491
12/22	$19,985	$22,059	$20,301
01/23	$21,828	$23,578	$22,174
02/23	$21,435	$23,027	$21,772
03/23	$20,740	$23,643	$21,074
04/23	$20,574	$23,895	$20,908
05/23	$19,909	$23,988	$20,242
06/23	$21,740	$25,626	$22,096
07/23	$22,629	$26,544	$23,007
08/23	$21,974	$26,032	$22,342
09/23	$20,820	$24,792	$21,167
10/23	$19,697	$24,135	$20,038
11/23	$21,381	$26,385	$21,742
12/23	$23,244	$27,785	$23,638
01/24	$22,834	$28,093	$23,233
02/24	$24,195	$29,613	$24,613
03/24	$25,540	$30,569	$25,990
04/24	$23,998	$29,224	$24,426
05/24	$25,048	$30,604	$25,498
06/24	$24,653	$31,552	$25,095
07/24	$26,075	$32,138	$26,552
08/24	$26,059	$32,838	$26,531
09/24	$26,346	$33,517	$26,838
10/24	$26,160	$33,271	$26,648
11/24	$28,463	$35,484	$28,996
12/24	$26,430	$34,400	$26,930
01/25	$27,432	$35,486	$27,967
02/25	$26,248	$34,806	$26,751
03/25	$24,808	$32,775	$25,287
04/25	$24,243	$32,556	$24,718
05/25	$25,537	$34,619	$26,052
06/25	$26,447	$36,378	$26,984
07/25	$26,879	$37,179	$27,421
08/25	$27,779	$38,039	$28,352
09/25	$27,911	$39,352	$28,482
10/25	$27,779	$40,196	$28,349
11/25	$28,342	$40,306	$28,929
12/25	$28,352	$40,298	$28,950
01/26	$29,491	$40,923	$30,123
02/26	$30,710	$40,728	$31,364
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.00	8.89	11.87
Russell 3000® Index	17.02	12.80	15.08
S&P MidCap 400® Index	17.24	9.10	12.11

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,578,939,466
Total number of portfolio holdings	402
Management services fees (represents 0.20% of Fund average net assets)	$4,949,801
Portfolio turnover for the reporting period	16%

Columbia Mid Cap Index Fund | Institutional Class | ASR196_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.2%
Financials	14.3%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.5%
Real Estate	6.5%
Materials	5.7%
Energy	4.5%
Consumer Staples	4.4%
Utilities	3.2%
Other	1.5%

Top Holdings

Table Summary
Lumentum Holdings, Inc.	1.4%
Coherent Corp.	1.2%
TechnipFMC PLC	0.8%
Curtiss-Wright Corp.	0.7%
Casey's General Stores, Inc.	0.7%
XPO, Inc.	0.7%
Royal Gold, Inc.	0.7%
Flex Ltd.	0.7%
Woodward, Inc.	0.7%
ATI, Inc.	0.6%

Asset Categories

Table Summary
Common Stocks	98.7%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Mid Cap Index Fund | Institutional Class | ASR196_08_(04/26) |

Columbia Overseas Value Fund

Class A | COAVX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$144	1.15%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Class A | ASR208_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Class A (including sales charges) ($28,459)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$9,419	$10,000	$10,000
03/16	$10,114	$10,651	$10,660
04/16	$10,278	$10,959	$11,080
05/16	$10,316	$10,859	$10,904
06/16	$9,710	$10,495	$10,362
07/16	$10,139	$11,027	$10,907
08/16	$10,215	$11,035	$11,083
09/16	$10,391	$11,170	$11,191
10/16	$10,253	$10,942	$11,217
11/16	$10,265	$10,724	$11,148
12/16	$10,564	$11,091	$11,658
01/17	$10,872	$11,412	$11,945
02/17	$10,949	$11,575	$12,027
03/17	$11,309	$11,894	$12,363
04/17	$11,643	$12,197	$12,622
05/17	$12,055	$12,644	$12,915
06/17	$12,157	$12,622	$12,954
07/17	$12,710	$12,986	$13,387
08/17	$12,736	$12,981	$13,303
09/17	$13,173	$13,304	$13,714
10/17	$13,288	$13,506	$13,820
11/17	$13,481	$13,648	$13,944
12/17	$13,700	$13,867	$14,158
01/18	$14,443	$14,563	$14,922
02/18	$13,766	$13,905	$14,213
03/18	$13,554	$13,655	$13,870
04/18	$13,832	$13,966	$14,298
05/18	$13,660	$13,652	$13,678
06/18	$13,373	$13,486	$13,505
07/18	$13,453	$13,818	$13,892
08/18	$13,009	$13,551	$13,387
09/18	$13,251	$13,668	$13,664
10/18	$12,282	$12,580	$12,757
11/18	$12,214	$12,565	$12,686
12/18	$11,409	$11,955	$12,065
01/19	$12,341	$12,740	$12,873
02/19	$12,671	$13,065	$13,087
03/19	$12,602	$13,147	$13,020
04/19	$12,931	$13,517	$13,324
05/19	$12,095	$12,868	$12,552
06/19	$12,797	$13,631	$13,221
07/19	$12,413	$13,458	$12,924
08/19	$12,111	$13,110	$12,393
09/19	$12,591	$13,485	$12,991
10/19	$13,153	$13,970	$13,460
11/19	$13,441	$14,127	$13,513
12/19	$13,928	$14,586	$14,006
01/20	$13,345	$14,282	$13,500
02/20	$12,151	$12,991	$12,222
03/20	$9,721	$11,257	$10,057
04/20	$10,574	$11,984	$10,595
05/20	$11,142	$12,506	$10,917
06/20	$11,446	$12,932	$11,307
07/20	$11,518	$13,233	$11,329
08/20	$12,161	$13,914	$11,992
09/20	$11,618	$13,552	$11,441
10/20	$11,061	$13,011	$10,980
11/20	$13,061	$15,028	$13,060
12/20	$13,872	$15,726	$13,638
01/21	$13,685	$15,559	$13,532
02/21	$14,421	$15,908	$14,177
03/21	$15,056	$16,274	$14,654
04/21	$15,330	$16,763	$14,934
05/21	$15,908	$17,310	$15,451
06/21	$15,305	$17,115	$15,095
07/21	$15,204	$17,244	$15,058
08/21	$15,609	$17,548	$15,229
09/21	$15,305	$17,039	$14,949
10/21	$15,537	$17,458	$15,187
11/21	$14,538	$16,645	$14,274
12/21	$15,345	$17,498	$15,124
01/22	$15,628	$16,652	$15,281
02/22	$15,091	$16,358	$15,074
03/22	$14,942	$16,463	$15,174
04/22	$14,166	$15,398	$14,407
05/22	$14,852	$15,513	$14,761
06/22	$13,255	$14,074	$13,291
07/22	$13,542	$14,775	$13,568
08/22	$13,271	$14,073	$13,110
09/22	$12,138	$12,757	$11,935
10/22	$12,969	$13,443	$12,705
11/22	$14,433	$14,957	$14,101
12/22	$14,385	$14,969	$14,279
01/23	$15,418	$16,181	$15,382
02/23	$15,114	$15,844	$15,166
03/23	$15,130	$16,236	$15,127
04/23	$15,707	$16,695	$15,614
05/23	$14,704	$15,988	$14,773
06/23	$15,426	$16,716	$15,604
07/23	$16,056	$17,257	$16,314
08/23	$15,734	$16,595	$15,830
09/23	$15,473	$16,029	$15,696
10/23	$14,996	$15,379	$15,005
11/23	$15,980	$16,806	$16,194
12/23	$16,665	$17,699	$16,985
01/24	$16,381	$17,801	$16,974
02/24	$16,223	$18,127	$17,005
03/24	$16,965	$18,723	$17,747
04/24	$16,870	$18,244	$17,565
05/24	$17,912	$18,950	$18,257
06/24	$17,148	$18,644	$17,749
07/24	$18,014	$19,191	$18,581
08/24	$18,462	$19,815	$19,057
09/24	$18,574	$19,998	$19,327
10/24	$17,757	$18,911	$18,419
11/24	$17,981	$18,803	$18,277
12/24	$17,414	$18,376	$17,951
01/25	$18,243	$19,341	$18,867
02/25	$18,840	$19,717	$19,570
03/25	$19,670	$19,637	$20,027
04/25	$20,267	$20,536	$20,839
05/25	$21,195	$21,476	$21,675
06/25	$22,041	$21,949	$22,052
07/25	$21,975	$21,641	$22,108
08/25	$23,401	$22,564	$23,374
09/25	$23,932	$22,996	$23,681
10/25	$23,667	$23,266	$23,861
11/25	$24,579	$23,411	$24,510
12/25	$25,295	$24,113	$25,535
01/26	$27,011	$25,371	$26,990
02/26	$28,459	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	51.05	14.56	11.69
Class A (including sales charges)	42.40	13.21	11.03
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Class A | ASR208_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class A | ASR208_01_(04/26) |

Columbia Overseas Value Fund

Class C | COCVX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$237	1.90%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Class C | ASR208_04_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Class C (including sales charges) ($28,041)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,726	$10,651	$10,660
04/16	$10,901	$10,959	$11,080
05/16	$10,941	$10,859	$10,904
06/16	$10,282	$10,495	$10,362
07/16	$10,726	$11,027	$10,907
08/16	$10,806	$11,035	$11,083
09/16	$10,995	$11,170	$11,191
10/16	$10,833	$10,942	$11,217
11/16	$10,847	$10,724	$11,148
12/16	$11,138	$11,091	$11,658
01/17	$11,464	$11,412	$11,945
02/17	$11,532	$11,575	$12,027
03/17	$11,913	$11,894	$12,363
04/17	$12,266	$12,197	$12,622
05/17	$12,688	$12,644	$12,915
06/17	$12,783	$12,622	$12,954
07/17	$13,368	$12,986	$13,387
08/17	$13,368	$12,981	$13,303
09/17	$13,830	$13,304	$13,714
10/17	$13,939	$13,506	$13,820
11/17	$14,143	$13,648	$13,944
12/17	$14,344	$13,867	$14,158
01/18	$15,126	$14,563	$14,922
02/18	$14,400	$13,905	$14,213
03/18	$14,176	$13,655	$13,870
04/18	$14,456	$13,966	$14,298
05/18	$14,260	$13,652	$13,678
06/18	$13,954	$13,486	$13,505
07/18	$14,025	$13,818	$13,892
08/18	$13,558	$13,551	$13,387
09/18	$13,799	$13,668	$13,664
10/18	$12,780	$12,580	$12,757
11/18	$12,709	$12,565	$12,686
12/18	$11,860	$11,955	$12,065
01/19	$12,833	$12,740	$12,873
02/19	$13,162	$13,065	$13,087
03/19	$13,091	$13,147	$13,020
04/19	$13,420	$13,517	$13,324
05/19	$12,533	$12,868	$12,552
06/19	$13,262	$13,631	$13,221
07/19	$12,847	$13,458	$12,924
08/19	$12,533	$13,110	$12,393
09/19	$13,019	$13,485	$12,991
10/19	$13,591	$13,970	$13,460
11/19	$13,877	$14,127	$13,513
12/19	$14,372	$14,586	$14,006
01/20	$13,768	$14,282	$13,500
02/20	$12,530	$12,991	$12,222
03/20	$10,009	$11,257	$10,057
04/20	$10,893	$11,984	$10,595
05/20	$11,468	$12,506	$10,917
06/20	$11,769	$12,932	$11,307
07/20	$11,828	$13,233	$11,329
08/20	$12,481	$13,914	$11,992
09/20	$11,932	$13,552	$11,441
10/20	$11,339	$13,011	$10,980
11/20	$13,385	$15,028	$13,060
12/20	$14,207	$15,726	$13,638
01/21	$13,999	$15,559	$13,532
02/21	$14,743	$15,908	$14,177
03/21	$15,397	$16,274	$14,654
04/21	$15,665	$16,763	$14,934
05/21	$16,245	$17,310	$15,451
06/21	$15,622	$17,115	$15,095
07/21	$15,503	$17,244	$15,058
08/21	$15,906	$17,548	$15,229
09/21	$15,593	$17,039	$14,949
10/21	$15,816	$17,458	$15,187
11/21	$14,788	$16,645	$14,274
12/21	$15,590	$17,498	$15,124
01/22	$15,865	$16,652	$15,281
02/22	$15,315	$16,358	$15,074
03/22	$15,163	$16,463	$15,174
04/22	$14,369	$15,398	$14,407
05/22	$15,040	$15,513	$14,761
06/22	$13,422	$14,074	$13,291
07/22	$13,716	$14,775	$13,568
08/22	$13,422	$14,073	$13,110
09/22	$12,264	$12,757	$11,935
10/22	$13,098	$13,443	$12,705
11/22	$14,565	$14,957	$14,101
12/22	$14,519	$14,969	$14,279
01/23	$15,538	$16,181	$15,382
02/23	$15,230	$15,844	$15,166
03/23	$15,230	$16,236	$15,127
04/23	$15,816	$16,695	$15,614
05/23	$14,797	$15,988	$14,773
06/23	$15,513	$16,716	$15,604
07/23	$16,121	$17,257	$16,314
08/23	$15,794	$16,595	$15,830
09/23	$15,528	$16,029	$15,696
10/23	$15,045	$15,379	$15,005
11/23	$16,012	$16,806	$16,194
12/23	$16,684	$17,699	$16,985
01/24	$16,397	$17,801	$16,974
02/24	$16,222	$18,127	$17,005
03/24	$16,955	$18,723	$17,747
04/24	$16,844	$18,244	$17,565
05/24	$17,879	$18,950	$18,257
06/24	$17,104	$18,644	$17,749
07/24	$17,961	$19,191	$18,581
08/24	$18,397	$19,815	$19,057
09/24	$18,510	$19,998	$19,327
10/24	$17,670	$18,911	$18,419
11/24	$17,880	$18,803	$18,277
12/24	$17,310	$18,376	$17,951
01/25	$18,125	$19,341	$18,867
02/25	$18,707	$19,717	$19,570
03/25	$19,522	$19,637	$20,027
04/25	$20,104	$20,536	$20,839
05/25	$21,002	$21,476	$21,675
06/25	$21,833	$21,949	$22,052
07/25	$21,750	$21,641	$22,108
08/25	$23,147	$22,564	$23,374
09/25	$23,662	$22,996	$23,681
10/25	$23,363	$23,266	$23,861
11/25	$24,261	$23,411	$24,510
12/25	$24,955	$24,113	$25,535
01/26	$26,614	$25,371	$26,990
02/26	$28,041	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	49.89	13.72	10.86
Class C (including sales charges)	48.89	13.72	10.86
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Class C | ASR208_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class C | ASR208_04_(04/26) |

Columbia Overseas Value Fund

Class R | COVUX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$175	1.40%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Class R | ASR208_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Class R ($29,516)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,735	$10,651	$10,660
04/16	$10,913	$10,959	$11,080
05/16	$10,954	$10,859	$10,904
06/16	$10,310	$10,495	$10,362
07/16	$10,762	$11,027	$10,907
08/16	$10,845	$11,035	$11,083
09/16	$11,037	$11,170	$11,191
10/16	$10,872	$10,942	$11,217
11/16	$10,886	$10,724	$11,148
12/16	$11,202	$11,091	$11,658
01/17	$11,522	$11,412	$11,945
02/17	$11,606	$11,575	$12,027
03/17	$11,982	$11,894	$12,363
04/17	$12,344	$12,197	$12,622
05/17	$12,762	$12,644	$12,915
06/17	$12,873	$12,622	$12,954
07/17	$13,459	$12,986	$13,387
08/17	$13,487	$12,981	$13,303
09/17	$13,946	$13,304	$13,714
10/17	$14,058	$13,506	$13,820
11/17	$14,267	$13,648	$13,944
12/17	$14,489	$13,867	$14,158
01/18	$15,279	$14,563	$14,922
02/18	$14,561	$13,905	$14,213
03/18	$14,331	$13,655	$13,870
04/18	$14,618	$13,966	$14,298
05/18	$14,431	$13,652	$13,678
06/18	$14,129	$13,486	$13,505
07/18	$14,202	$13,818	$13,892
08/18	$13,735	$13,551	$13,387
09/18	$13,998	$13,668	$13,664
10/18	$12,962	$12,580	$12,757
11/18	$12,904	$12,565	$12,686
12/18	$12,032	$11,955	$12,065
01/19	$13,025	$12,740	$12,873
02/19	$13,366	$13,065	$13,087
03/19	$13,292	$13,147	$13,020
04/19	$13,648	$13,517	$13,324
05/19	$12,744	$12,868	$12,552
06/19	$13,485	$13,631	$13,221
07/19	$13,070	$13,458	$12,924
08/19	$12,758	$13,110	$12,393
09/19	$13,262	$13,485	$12,991
10/19	$13,855	$13,970	$13,460
11/19	$14,151	$14,127	$13,513
12/19	$14,663	$14,586	$14,006
01/20	$14,049	$14,282	$13,500
02/20	$12,792	$12,991	$12,222
03/20	$10,230	$11,257	$10,057
04/20	$11,120	$11,984	$10,595
05/20	$11,718	$12,506	$10,917
06/20	$12,046	$12,932	$11,307
07/20	$12,108	$13,233	$11,329
08/20	$12,787	$13,914	$11,992
09/20	$12,216	$13,552	$11,441
10/20	$11,615	$13,011	$10,980
11/20	$13,728	$15,028	$13,060
12/20	$14,571	$15,726	$13,638
01/21	$14,369	$15,559	$13,532
02/21	$15,131	$15,908	$14,177
03/21	$15,799	$16,274	$14,654
04/21	$16,095	$16,763	$14,934
05/21	$16,701	$17,310	$15,451
06/21	$16,046	$17,115	$15,095
07/21	$15,953	$17,244	$15,058
08/21	$16,358	$17,548	$15,229
09/21	$16,046	$17,039	$14,949
10/21	$16,280	$17,458	$15,187
11/21	$15,236	$16,645	$14,274
12/21	$16,069	$17,498	$15,124
01/22	$16,358	$16,652	$15,281
02/22	$15,796	$16,358	$15,074
03/22	$15,651	$16,463	$15,174
04/22	$14,833	$15,398	$14,407
05/22	$15,539	$15,513	$14,761
06/22	$13,870	$14,074	$13,291
07/22	$14,178	$14,775	$13,568
08/22	$13,886	$14,073	$13,110
09/22	$12,684	$12,757	$11,935
10/22	$13,561	$13,443	$12,705
11/22	$15,088	$14,957	$14,101
12/22	$15,038	$14,969	$14,279
01/23	$16,098	$16,181	$15,382
02/23	$15,788	$15,844	$15,166
03/23	$15,804	$16,236	$15,127
04/23	$16,408	$16,695	$15,614
05/23	$15,347	$15,988	$14,773
06/23	$16,100	$16,716	$15,604
07/23	$16,760	$17,257	$16,314
08/23	$16,413	$16,595	$15,830
09/23	$16,133	$16,029	$15,696
10/23	$15,654	$15,379	$15,005
11/23	$16,661	$16,806	$16,194
12/23	$17,377	$17,699	$16,985
01/24	$17,072	$17,801	$16,974
02/24	$16,903	$18,127	$17,005
03/24	$17,681	$18,723	$17,747
04/24	$17,563	$18,244	$17,565
05/24	$18,663	$18,950	$18,257
06/24	$17,854	$18,644	$17,749
07/24	$18,748	$19,191	$18,581
08/24	$19,229	$19,815	$19,057
09/24	$19,332	$19,998	$19,327
10/24	$18,473	$18,911	$18,419
11/24	$18,713	$18,803	$18,277
12/24	$18,118	$18,376	$17,951
01/25	$18,970	$19,341	$18,867
02/25	$19,592	$19,717	$19,570
03/25	$20,444	$19,637	$20,027
04/25	$21,066	$20,536	$20,839
05/25	$22,025	$21,476	$21,675
06/25	$22,896	$21,949	$22,052
07/25	$22,825	$21,641	$22,108
08/25	$24,299	$22,564	$23,374
09/25	$24,850	$22,996	$23,681
10/25	$24,548	$23,266	$23,861
11/25	$25,507	$23,411	$24,510
12/25	$26,241	$24,113	$25,535
01/26	$28,003	$25,371	$26,990
02/26	$29,516	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class RFootnote Reference(a)	50.66	14.30	11.43
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Class R | ASR208_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class R | ASR208_12_(04/26) |

Columbia Overseas Value Fund

Class S | COSBX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$113	0.90%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Class S | ASR208_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Class S ($31,004)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,737	$10,651	$10,660
04/16	$10,912	$10,959	$11,080
05/16	$10,965	$10,859	$10,904
06/16	$10,322	$10,495	$10,362
07/16	$10,777	$11,027	$10,907
08/16	$10,871	$11,035	$11,083
09/16	$11,059	$11,170	$11,191
10/16	$10,912	$10,942	$11,217
11/16	$10,925	$10,724	$11,148
12/16	$11,239	$11,091	$11,658
01/17	$11,581	$11,412	$11,945
02/17	$11,663	$11,575	$12,027
03/17	$12,046	$11,894	$12,363
04/17	$12,415	$12,197	$12,622
05/17	$12,839	$12,644	$12,915
06/17	$12,962	$12,622	$12,954
07/17	$13,550	$12,986	$13,387
08/17	$13,577	$12,981	$13,303
09/17	$14,055	$13,304	$13,714
10/17	$14,178	$13,506	$13,820
11/17	$14,384	$13,648	$13,944
12/17	$14,617	$13,867	$14,158
01/18	$15,423	$14,563	$14,922
02/18	$14,688	$13,905	$14,213
03/18	$14,475	$13,655	$13,870
04/18	$14,773	$13,966	$14,298
05/18	$14,589	$13,652	$13,678
06/18	$14,289	$13,486	$13,505
07/18	$14,375	$13,818	$13,892
08/18	$13,901	$13,551	$13,387
09/18	$14,159	$13,668	$13,664
10/18	$13,125	$12,580	$12,757
11/18	$13,068	$12,565	$12,686
12/18	$12,210	$11,955	$12,065
01/19	$13,207	$12,740	$12,873
02/19	$13,559	$13,065	$13,087
03/19	$13,500	$13,147	$13,020
04/19	$13,852	$13,517	$13,324
05/19	$12,943	$12,868	$12,552
06/19	$13,699	$13,631	$13,221
07/19	$13,288	$13,458	$12,924
08/19	$12,980	$13,110	$12,393
09/19	$13,508	$13,485	$12,991
10/19	$14,095	$13,970	$13,460
11/19	$14,403	$14,127	$13,513
12/19	$14,937	$14,586	$14,006
01/20	$14,328	$14,282	$13,500
02/20	$13,049	$12,991	$12,222
03/20	$10,430	$11,257	$10,057
04/20	$11,359	$11,984	$10,595
05/20	$11,968	$12,506	$10,917
06/20	$12,294	$12,932	$11,307
07/20	$12,370	$13,233	$11,329
08/20	$13,059	$13,914	$11,992
09/20	$12,493	$13,552	$11,441
10/20	$11,896	$13,011	$10,980
11/20	$14,039	$15,028	$13,060
12/20	$14,925	$15,726	$13,638
01/21	$14,708	$15,559	$13,532
02/21	$15,514	$15,908	$14,177
03/21	$16,196	$16,274	$14,654
04/21	$16,506	$16,763	$14,934
05/21	$17,126	$17,310	$15,451
06/21	$16,469	$17,115	$15,095
07/21	$16,376	$17,244	$15,058
08/21	$16,811	$17,548	$15,229
09/21	$16,500	$17,039	$14,949
10/21	$16,734	$17,458	$15,187
11/21	$15,661	$16,645	$14,274
12/21	$16,532	$17,498	$15,124
01/22	$16,837	$16,652	$15,281
02/22	$16,275	$16,358	$15,074
03/22	$16,114	$16,463	$15,174
04/22	$15,279	$15,398	$14,407
05/22	$16,018	$15,513	$14,761
06/22	$14,299	$14,074	$13,291
07/22	$14,624	$14,775	$13,568
08/22	$14,332	$14,073	$13,110
09/22	$13,097	$12,757	$11,935
10/22	$14,007	$13,443	$12,705
11/22	$15,583	$14,957	$14,101
12/22	$15,547	$14,969	$14,279
01/23	$16,661	$16,181	$15,382
02/23	$16,350	$15,844	$15,166
03/23	$16,350	$16,236	$15,127
04/23	$16,988	$16,695	$15,614
05/23	$15,907	$15,988	$14,773
06/23	$16,693	$16,716	$15,604
07/23	$17,372	$17,257	$16,314
08/23	$17,024	$16,595	$15,830
09/23	$16,759	$16,029	$15,696
10/23	$16,245	$15,379	$15,005
11/23	$17,306	$16,806	$16,194
12/23	$18,050	$17,699	$16,985
01/24	$17,760	$17,801	$16,974
02/24	$17,572	$18,127	$17,005
03/24	$18,391	$18,723	$17,747
04/24	$18,288	$18,244	$17,565
05/24	$19,431	$18,950	$18,257
06/24	$18,596	$18,644	$17,749
07/24	$19,550	$19,191	$18,581
08/24	$20,052	$19,815	$19,057
09/24	$20,173	$19,998	$19,327
10/24	$19,272	$18,911	$18,419
11/24	$19,532	$18,803	$18,277
12/24	$18,906	$18,376	$17,951
01/25	$19,823	$19,341	$18,867
02/25	$20,470	$19,717	$19,570
03/25	$21,386	$19,637	$20,027
04/25	$22,033	$20,536	$20,839
05/25	$23,039	$21,476	$21,675
06/25	$23,974	$21,949	$22,052
07/25	$23,902	$21,641	$22,108
08/25	$25,466	$22,564	$23,374
09/25	$26,059	$22,996	$23,681
10/25	$25,753	$23,266	$23,861
11/25	$26,760	$23,411	$24,510
12/25	$27,550	$24,113	$25,535
01/26	$29,413	$25,371	$26,990
02/26	$31,004	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	51.46	14.85	11.98
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Class S | ASR208_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Class S | ASR208_16_(04/26) |

Columbia Overseas Value Fund

Institutional 2 Class | COSSX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$103	0.82%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Institutional 2 Class | ASR208_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Institutional 2 Class ($31,332)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,741	$10,651	$10,660
04/16	$10,930	$10,959	$11,080
05/16	$10,970	$10,859	$10,904
06/16	$10,337	$10,495	$10,362
07/16	$10,795	$11,027	$10,907
08/16	$10,889	$11,035	$11,083
09/16	$11,078	$11,170	$11,191
10/16	$10,930	$10,942	$11,217
11/16	$10,943	$10,724	$11,148
12/16	$11,266	$11,091	$11,658
01/17	$11,596	$11,412	$11,945
02/17	$11,679	$11,575	$12,027
03/17	$12,078	$11,894	$12,363
04/17	$12,450	$12,197	$12,622
05/17	$12,877	$12,644	$12,915
06/17	$13,001	$12,622	$12,954
07/17	$13,593	$12,986	$13,387
08/17	$13,621	$12,981	$13,303
09/17	$14,103	$13,304	$13,714
10/17	$14,227	$13,506	$13,820
11/17	$14,433	$13,648	$13,944
12/17	$14,670	$13,867	$14,158
01/18	$15,484	$14,563	$14,922
02/18	$14,742	$13,905	$14,213
03/18	$14,528	$13,655	$13,870
04/18	$14,827	$13,966	$14,298
05/18	$14,642	$13,652	$13,678
06/18	$14,342	$13,486	$13,505
07/18	$14,429	$13,818	$13,892
08/18	$13,966	$13,551	$13,387
09/18	$14,226	$13,668	$13,664
10/18	$13,183	$12,580	$12,757
11/18	$13,125	$12,565	$12,686
12/18	$12,259	$11,955	$12,065
01/19	$13,265	$12,740	$12,873
02/19	$13,621	$13,065	$13,087
03/19	$13,561	$13,147	$13,020
04/19	$13,917	$13,517	$13,324
05/19	$13,014	$12,868	$12,552
06/19	$13,765	$13,631	$13,221
07/19	$13,350	$13,458	$12,924
08/19	$13,039	$13,110	$12,393
09/19	$13,572	$13,485	$12,991
10/19	$14,165	$13,970	$13,460
11/19	$14,476	$14,127	$13,513
12/19	$15,014	$14,586	$14,006
01/20	$14,398	$14,282	$13,500
02/20	$13,120	$12,991	$12,222
03/20	$10,486	$11,257	$10,057
04/20	$11,410	$11,984	$10,595
05/20	$12,026	$12,506	$10,917
06/20	$12,371	$12,932	$11,307
07/20	$12,449	$13,233	$11,329
08/20	$13,146	$13,914	$11,992
09/20	$12,557	$13,552	$11,441
10/20	$11,953	$13,011	$10,980
11/20	$14,136	$15,028	$13,060
12/20	$15,014	$15,726	$13,638
01/21	$14,810	$15,559	$13,532
02/21	$15,610	$15,908	$14,177
03/21	$16,301	$16,274	$14,654
04/21	$16,614	$16,763	$14,934
05/21	$17,242	$17,310	$15,451
06/21	$16,580	$17,115	$15,095
07/21	$16,485	$17,244	$15,058
08/21	$16,926	$17,548	$15,229
09/21	$16,611	$17,039	$14,949
10/21	$16,847	$17,458	$15,187
11/21	$15,777	$16,645	$14,274
12/21	$16,655	$17,498	$15,124
01/22	$16,964	$16,652	$15,281
02/22	$16,394	$16,358	$15,074
03/22	$16,231	$16,463	$15,174
04/22	$15,401	$15,398	$14,407
05/22	$16,134	$15,513	$14,761
06/22	$14,408	$14,074	$13,291
07/22	$14,738	$14,775	$13,568
08/22	$14,441	$14,073	$13,110
09/22	$13,206	$12,757	$11,935
10/22	$14,112	$13,443	$12,705
11/22	$15,709	$14,957	$14,101
12/22	$15,668	$14,969	$14,279
01/23	$16,798	$16,181	$15,382
02/23	$16,482	$15,844	$15,166
03/23	$16,482	$16,236	$15,127
04/23	$17,130	$16,695	$15,614
05/23	$16,033	$15,988	$14,773
06/23	$16,832	$16,716	$15,604
07/23	$17,522	$17,257	$16,314
08/23	$17,169	$16,595	$15,830
09/23	$16,900	$16,029	$15,696
10/23	$16,395	$15,379	$15,005
11/23	$17,471	$16,806	$16,194
12/23	$18,203	$17,699	$16,985
01/24	$17,909	$17,801	$16,974
02/24	$17,736	$18,127	$17,005
03/24	$18,567	$18,723	$17,747
04/24	$18,446	$18,244	$17,565
05/24	$19,606	$18,950	$18,257
06/24	$18,760	$18,644	$17,749
07/24	$19,728	$19,191	$18,581
08/24	$20,239	$19,815	$19,057
09/24	$20,362	$19,998	$19,327
10/24	$19,464	$18,911	$18,419
11/24	$19,711	$18,803	$18,277
12/24	$19,089	$18,376	$17,951
01/25	$20,003	$19,341	$18,867
02/25	$20,678	$19,717	$19,570
03/25	$21,592	$19,637	$20,027
04/25	$22,249	$20,536	$20,839
05/25	$23,272	$21,476	$21,675
06/25	$24,222	$21,949	$22,052
07/25	$24,149	$21,641	$22,108
08/25	$25,720	$22,564	$23,374
09/25	$26,323	$22,996	$23,681
10/25	$26,012	$23,266	$23,861
11/25	$27,035	$23,411	$24,510
12/25	$27,837	$24,113	$25,535
01/26	$29,713	$25,371	$26,990
02/26	$31,332	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	51.52	14.95	12.10
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Institutional 2 Class | ASR208_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional 2 Class | ASR208_15_(04/26) |

Columbia Overseas Value Fund

Institutional 3 Class | COSYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$97	0.77%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Institutional 3 Class | ASR208_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Institutional 3 Class ($31,502)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,755	$10,651	$10,660
04/16	$10,930	$10,959	$11,080
05/16	$10,984	$10,859	$10,904
06/16	$10,337	$10,495	$10,362
07/16	$10,795	$11,027	$10,907
08/16	$10,889	$11,035	$11,083
09/16	$11,092	$11,170	$11,191
10/16	$10,943	$10,942	$11,217
11/16	$10,957	$10,724	$11,148
12/16	$11,282	$11,091	$11,658
01/17	$11,612	$11,412	$11,945
02/17	$11,695	$11,575	$12,027
03/17	$12,095	$11,894	$12,363
04/17	$12,467	$12,197	$12,622
05/17	$12,894	$12,644	$12,915
06/17	$13,018	$12,622	$12,954
07/17	$13,610	$12,986	$13,387
08/17	$13,637	$12,981	$13,303
09/17	$14,120	$13,304	$13,714
10/17	$14,243	$13,506	$13,820
11/17	$14,464	$13,648	$13,944
12/17	$14,693	$13,867	$14,158
01/18	$15,507	$14,563	$14,922
02/18	$14,779	$13,905	$14,213
03/18	$14,550	$13,655	$13,870
04/18	$14,850	$13,966	$14,298
05/18	$14,665	$13,652	$13,678
06/18	$14,366	$13,486	$13,505
07/18	$14,453	$13,818	$13,892
08/18	$13,989	$13,551	$13,387
09/18	$14,250	$13,668	$13,664
10/18	$13,206	$12,580	$12,757
11/18	$13,148	$12,565	$12,686
12/18	$12,286	$11,955	$12,065
01/19	$13,293	$12,740	$12,873
02/19	$13,649	$13,065	$13,087
03/19	$13,590	$13,147	$13,020
04/19	$13,946	$13,517	$13,324
05/19	$13,042	$12,868	$12,552
06/19	$13,794	$13,631	$13,221
07/19	$13,393	$13,458	$12,924
08/19	$13,067	$13,110	$12,393
09/19	$13,601	$13,485	$12,991
10/19	$14,209	$13,970	$13,460
11/19	$14,521	$14,127	$13,513
12/19	$15,063	$14,586	$14,006
01/20	$14,431	$14,282	$13,500
02/20	$13,151	$12,991	$12,222
03/20	$10,515	$11,257	$10,057
04/20	$11,440	$11,984	$10,595
05/20	$12,057	$12,506	$10,917
06/20	$12,402	$12,932	$11,307
07/20	$12,480	$13,233	$11,329
08/20	$13,177	$13,914	$11,992
09/20	$12,604	$13,552	$11,441
10/20	$11,984	$13,011	$10,980
11/20	$14,169	$15,028	$13,060
12/20	$15,053	$15,726	$13,638
01/21	$14,849	$15,559	$13,532
02/21	$15,650	$15,908	$14,177
03/21	$16,358	$16,274	$14,654
04/21	$16,656	$16,763	$14,934
05/21	$17,285	$17,310	$15,451
06/21	$16,638	$17,115	$15,095
07/21	$16,528	$17,244	$15,058
08/21	$16,970	$17,548	$15,229
09/21	$16,654	$17,039	$14,949
10/21	$16,907	$17,458	$15,187
11/21	$15,818	$16,645	$14,274
12/21	$16,705	$17,498	$15,124
01/22	$17,015	$16,652	$15,281
02/22	$16,444	$16,358	$15,074
03/22	$16,281	$16,463	$15,174
04/22	$15,449	$15,398	$14,407
05/22	$16,199	$15,513	$14,761
06/22	$14,454	$14,074	$13,291
07/22	$14,784	$14,775	$13,568
08/22	$14,487	$14,073	$13,110
09/22	$13,250	$12,757	$11,935
10/22	$14,174	$13,443	$12,705
11/22	$15,774	$14,957	$14,101
12/22	$15,722	$14,969	$14,279
01/23	$16,855	$16,181	$15,382
02/23	$16,538	$15,844	$15,166
03/23	$16,555	$16,236	$15,127
04/23	$17,205	$16,695	$15,614
05/23	$16,105	$15,988	$14,773
06/23	$16,908	$16,716	$15,604
07/23	$17,599	$17,257	$16,314
08/23	$17,245	$16,595	$15,830
09/23	$16,958	$16,029	$15,696
10/23	$16,453	$15,379	$15,005
11/23	$17,531	$16,806	$16,194
12/23	$18,290	$17,699	$16,985
01/24	$17,995	$17,801	$16,974
02/24	$17,821	$18,127	$17,005
03/24	$18,637	$18,723	$17,747
04/24	$18,533	$18,244	$17,565
05/24	$19,697	$18,950	$18,257
06/24	$18,850	$18,644	$17,749
07/24	$19,821	$19,191	$18,581
08/24	$20,333	$19,815	$19,057
09/24	$20,457	$19,998	$19,327
10/24	$19,556	$18,911	$18,419
11/24	$19,804	$18,803	$18,277
12/24	$19,188	$18,376	$17,951
01/25	$20,104	$19,341	$18,867
02/25	$20,783	$19,717	$19,570
03/25	$21,699	$19,637	$20,027
04/25	$22,359	$20,536	$20,839
05/25	$23,385	$21,476	$21,675
06/25	$24,338	$21,949	$22,052
07/25	$24,283	$21,641	$22,108
08/25	$25,859	$22,564	$23,374
09/25	$26,446	$22,996	$23,681
10/25	$26,152	$23,266	$23,861
11/25	$27,179	$23,411	$24,510
12/25	$27,995	$24,113	$25,535
01/26	$29,877	$25,371	$26,990
02/26	$31,502	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	51.58	15.02	12.16
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Institutional 3 Class | ASR208_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional 3 Class | ASR208_17_(04/26) |

Columbia Overseas Value Fund

Institutional Class | COSZX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$113	0.90%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, energy and materials sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the communication services and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Energy Fuels, an American rare earths and uranium company; Northern Star Resources, an Australian gold miner; Piraeus Bank, a Greek bank; Pan American Silver, a Canadian silver miner; and Impala Platinum, a South African platinum miner, contributed to the Fund’s relative performance during the annual period.

Top Performance Detractors

Stock selection | Selections in the information technology, health care and consumer discretionary sectors hurt the Fund’s relative performance during the annual period.

Allocations | Larger weightings in the information technology and consumer staples sectors and a smaller weighting in the financials sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Positions in Check Point Software Technologies, an Israeli cybersecurity company; Burford Capital, a litigation finance company; Flutter Entertainment, an Irish-American gambling company; Sankyo, a Japanese pachinko machine maker; and an overweight in MatsukiyoCocokara, a Japanese pharmacy chain, detracted from the Fund’s relative performance during the annual period.

Columbia Overseas Value Fund | Institutional Class | ASR208_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Overseas Value Fund Institutional Class ($31,003)	MSCI EAFE Index (Net) ($26,545)	MSCI EAFE Value Index (Net) ($28,590)
02/16	$10,000	$10,000	$10,000
03/16	$10,737	$10,651	$10,660
04/16	$10,912	$10,959	$11,080
05/16	$10,965	$10,859	$10,904
06/16	$10,322	$10,495	$10,362
07/16	$10,777	$11,027	$10,907
08/16	$10,871	$11,035	$11,083
09/16	$11,059	$11,170	$11,191
10/16	$10,912	$10,942	$11,217
11/16	$10,925	$10,724	$11,148
12/16	$11,239	$11,091	$11,658
01/17	$11,581	$11,412	$11,945
02/17	$11,663	$11,575	$12,027
03/17	$12,046	$11,894	$12,363
04/17	$12,415	$12,197	$12,622
05/17	$12,839	$12,644	$12,915
06/17	$12,962	$12,622	$12,954
07/17	$13,550	$12,986	$13,387
08/17	$13,577	$12,981	$13,303
09/17	$14,055	$13,304	$13,714
10/17	$14,178	$13,506	$13,820
11/17	$14,384	$13,648	$13,944
12/17	$14,617	$13,867	$14,158
01/18	$15,423	$14,563	$14,922
02/18	$14,688	$13,905	$14,213
03/18	$14,475	$13,655	$13,870
04/18	$14,773	$13,966	$14,298
05/18	$14,589	$13,652	$13,678
06/18	$14,289	$13,486	$13,505
07/18	$14,375	$13,818	$13,892
08/18	$13,901	$13,551	$13,387
09/18	$14,159	$13,668	$13,664
10/18	$13,125	$12,580	$12,757
11/18	$13,068	$12,565	$12,686
12/18	$12,210	$11,955	$12,065
01/19	$13,207	$12,740	$12,873
02/19	$13,559	$13,065	$13,087
03/19	$13,500	$13,147	$13,020
04/19	$13,852	$13,517	$13,324
05/19	$12,943	$12,868	$12,552
06/19	$13,699	$13,631	$13,221
07/19	$13,288	$13,458	$12,924
08/19	$12,980	$13,110	$12,393
09/19	$13,508	$13,485	$12,991
10/19	$14,095	$13,970	$13,460
11/19	$14,403	$14,127	$13,513
12/19	$14,937	$14,586	$14,006
01/20	$14,328	$14,282	$13,500
02/20	$13,049	$12,991	$12,222
03/20	$10,430	$11,257	$10,057
04/20	$11,359	$11,984	$10,595
05/20	$11,968	$12,506	$10,917
06/20	$12,294	$12,932	$11,307
07/20	$12,370	$13,233	$11,329
08/20	$13,059	$13,914	$11,992
09/20	$12,493	$13,552	$11,441
10/20	$11,896	$13,011	$10,980
11/20	$14,039	$15,028	$13,060
12/20	$14,925	$15,726	$13,638
01/21	$14,708	$15,559	$13,532
02/21	$15,514	$15,908	$14,177
03/21	$16,196	$16,274	$14,654
04/21	$16,506	$16,763	$14,934
05/21	$17,126	$17,310	$15,451
06/21	$16,469	$17,115	$15,095
07/21	$16,376	$17,244	$15,058
08/21	$16,811	$17,548	$15,229
09/21	$16,500	$17,039	$14,949
10/21	$16,734	$17,458	$15,187
11/21	$15,661	$16,645	$14,274
12/21	$16,532	$17,498	$15,124
01/22	$16,837	$16,652	$15,281
02/22	$16,275	$16,358	$15,074
03/22	$16,114	$16,463	$15,174
04/22	$15,279	$15,398	$14,407
05/22	$16,018	$15,513	$14,761
06/22	$14,299	$14,074	$13,291
07/22	$14,624	$14,775	$13,568
08/22	$14,332	$14,073	$13,110
09/22	$13,097	$12,757	$11,935
10/22	$14,007	$13,443	$12,705
11/22	$15,583	$14,957	$14,101
12/22	$15,547	$14,969	$14,279
01/23	$16,661	$16,181	$15,382
02/23	$16,350	$15,844	$15,166
03/23	$16,350	$16,236	$15,127
04/23	$16,988	$16,695	$15,614
05/23	$15,907	$15,988	$14,773
06/23	$16,693	$16,716	$15,604
07/23	$17,372	$17,257	$16,314
08/23	$17,024	$16,595	$15,830
09/23	$16,759	$16,029	$15,696
10/23	$16,245	$15,379	$15,005
11/23	$17,306	$16,806	$16,194
12/23	$18,050	$17,699	$16,985
01/24	$17,760	$17,801	$16,974
02/24	$17,572	$18,127	$17,005
03/24	$18,391	$18,723	$17,747
04/24	$18,288	$18,244	$17,565
05/24	$19,431	$18,950	$18,257
06/24	$18,596	$18,644	$17,749
07/24	$19,550	$19,191	$18,581
08/24	$20,052	$19,815	$19,057
09/24	$20,173	$19,998	$19,327
10/24	$19,272	$18,911	$18,419
11/24	$19,532	$18,803	$18,277
12/24	$18,905	$18,376	$17,951
01/25	$19,822	$19,341	$18,867
02/25	$20,469	$19,717	$19,570
03/25	$21,385	$19,637	$20,027
04/25	$22,032	$20,536	$20,839
05/25	$23,039	$21,476	$21,675
06/25	$23,973	$21,949	$22,052
07/25	$23,901	$21,641	$22,108
08/25	$25,465	$22,564	$23,374
09/25	$26,058	$22,996	$23,681
10/25	$25,752	$23,266	$23,861
11/25	$26,759	$23,411	$24,510
12/25	$27,549	$24,113	$25,535
01/26	$29,412	$25,371	$26,990
02/26	$31,003	$26,545	$28,590
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	51.46	14.85	11.98
MSCI EAFE Index (Net)	34.63	10.78	10.26
MSCI EAFE Value Index (Net)	46.09	15.06	11.08

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$6,862,784,805
Total number of portfolio holdings	122
Management services fees (represents 0.74% of Fund average net assets)	$36,638,729
Portfolio turnover for the reporting period	57%

Columbia Overseas Value Fund | Institutional Class | ASR208_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	21.9%
United States	12.4%
France	8.4%
United Kingdom	7.8%
Netherlands	5.0%
Canada	4.4%
Hong Kong	4.4%
Spain	4.0%
Australia	3.7%
Germany	3.5%
Other	24.7%

Top Holdings

Table Summary
Shell PLC	3.1%
Banco Santander SA	3.0%
TotalEnergies SE	2.6%
AXA SA	2.4%
Imperial Brands PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.3%
Northern Star Resources Ltd.	2.1%
Primo Brands Corp., Class A	2.0%
ASR Nederland NV	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%

Equity Sector Allocation

Table Summary
Financials	33.5%
Consumer Staples	12.2%
Energy	12.1%
Industrials	7.4%
Materials	7.2%
Health Care	6.2%
Consumer Discretionary	6.0%
Information Technology	4.6%
Real Estate	4.5%
Utilities	2.9%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund | Institutional Class | ASR208_08_(04/26) |

Columbia Select Mid Cap Value Fund

Class A | CMUAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$129	1.13%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Class A | ASR197_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Class A (including sales charges) ($30,402)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$9,422	$10,000	$10,000
03/16	$10,244	$10,704	$10,923
04/16	$10,412	$10,770	$11,158
05/16	$10,603	$10,963	$11,340
06/16	$10,588	$10,986	$11,444
07/16	$10,888	$11,422	$11,929
08/16	$10,925	$11,451	$11,903
09/16	$10,942	$11,469	$11,953
10/16	$10,649	$11,221	$11,663
11/16	$11,302	$11,723	$12,393
12/16	$11,562	$11,952	$12,613
01/17	$11,712	$12,176	$12,825
02/17	$12,005	$12,629	$13,184
03/17	$11,963	$12,638	$13,088
04/17	$11,987	$12,772	$13,112
05/17	$12,058	$12,903	$13,072
06/17	$12,175	$13,019	$13,266
07/17	$12,240	$13,264	$13,442
08/17	$12,003	$13,290	$13,191
09/17	$12,403	$13,614	$13,551
10/17	$12,583	$13,911	$13,660
11/17	$12,969	$14,334	$14,122
12/17	$13,104	$14,477	$14,296
01/18	$13,362	$15,240	$14,625
02/18	$12,720	$14,678	$13,904
03/18	$12,727	$14,384	$13,938
04/18	$12,813	$14,438	$14,008
05/18	$12,938	$14,846	$14,160
06/18	$12,970	$14,943	$14,274
07/18	$13,337	$15,439	$14,662
08/18	$13,439	$15,981	$14,862
09/18	$13,379	$16,008	$14,744
10/18	$12,360	$14,829	$13,682
11/18	$12,553	$15,126	$14,010
12/18	$11,340	$13,718	$12,539
01/19	$12,614	$14,896	$13,830
02/19	$13,175	$15,419	$14,270
03/19	$13,189	$15,645	$14,342
04/19	$13,802	$16,269	$14,814
05/19	$12,806	$15,216	$13,863
06/19	$13,687	$16,285	$14,799
07/19	$13,892	$16,527	$14,922
08/19	$13,482	$16,190	$14,396
09/19	$13,961	$16,475	$14,980
10/19	$13,858	$16,829	$15,061
11/19	$14,282	$17,469	$15,462
12/19	$14,890	$17,973	$15,933
01/20	$14,455	$17,954	$15,623
02/20	$12,849	$16,484	$14,076
03/20	$9,992	$14,217	$10,881
04/20	$11,340	$16,100	$12,334
05/20	$11,776	$16,961	$12,906
06/20	$11,870	$17,349	$13,051
07/20	$12,539	$18,334	$13,668
08/20	$13,099	$19,662	$14,209
09/20	$12,940	$18,946	$13,887
10/20	$13,104	$18,537	$14,016
11/20	$15,224	$20,792	$15,984
12/20	$15,855	$21,728	$16,724
01/21	$15,649	$21,631	$16,685
02/21	$17,114	$22,307	$17,978
03/21	$17,988	$23,107	$18,906
04/21	$18,851	$24,298	$19,821
05/21	$19,208	$24,409	$20,212
06/21	$18,808	$25,010	$19,977
07/21	$18,780	$25,433	$20,100
08/21	$19,016	$26,159	$20,531
09/21	$18,479	$24,985	$19,775
10/21	$19,480	$26,675	$20,828
11/21	$19,507	$26,269	$20,195
12/21	$20,922	$27,303	$21,463
01/22	$19,922	$25,697	$20,547
02/22	$20,220	$25,049	$20,451
03/22	$20,391	$25,862	$21,072
04/22	$19,150	$23,541	$19,820
05/22	$19,703	$23,509	$20,201
06/22	$17,570	$21,543	$17,980
07/22	$19,130	$23,564	$19,527
08/22	$18,693	$22,684	$18,930
09/22	$16,972	$20,581	$17,094
10/22	$18,769	$22,269	$18,708
11/22	$19,894	$23,431	$19,891
12/22	$18,945	$22,059	$18,880
01/23	$20,408	$23,578	$20,406
02/23	$19,836	$23,027	$19,752
03/23	$19,061	$23,643	$19,130
04/23	$19,108	$23,895	$19,131
05/23	$18,152	$23,988	$18,283
06/23	$19,837	$25,626	$19,868
07/23	$20,463	$26,544	$20,733
08/23	$19,645	$26,032	$20,000
09/23	$18,537	$24,792	$18,982
10/23	$17,604	$24,135	$18,042
11/23	$19,485	$26,385	$19,743
12/23	$20,887	$27,785	$21,281
01/24	$20,774	$28,093	$20,900
02/24	$21,580	$29,613	$21,898
03/24	$22,806	$30,569	$23,031
04/24	$22,014	$29,224	$21,826
05/24	$22,644	$30,604	$22,610
06/24	$22,268	$31,552	$22,248
07/24	$23,692	$32,138	$23,592
08/24	$24,020	$32,838	$24,037
09/24	$24,365	$33,517	$24,490
10/24	$23,889	$33,271	$24,182
11/24	$25,300	$35,484	$25,962
12/24	$23,573	$34,400	$24,062
01/25	$24,209	$35,486	$24,908
02/25	$23,797	$34,806	$24,454
03/25	$22,951	$32,775	$23,554
04/25	$22,262	$32,556	$22,970
05/25	$23,382	$34,619	$23,972
06/25	$24,257	$36,378	$24,814
07/25	$24,768	$37,179	$25,259
08/25	$25,842	$38,039	$26,017
09/25	$26,144	$39,352	$26,347
10/25	$26,038	$40,196	$26,083
11/25	$26,743	$40,306	$26,705
12/25	$26,783	$40,298	$26,721
01/26	$28,032	$40,923	$27,866
02/26	$30,402	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.76	12.18	12.43
Class A (including sales charges)	20.45	10.86	11.76
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class A | ASR197_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class A | ASR197_01_(04/26) |

Columbia Select Mid Cap Value Fund

Class C | CMUCX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$213	1.88%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Class C | ASR197_04_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Class C (including sales charges) ($29,943)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,861	$10,704	$10,923
04/16	$11,033	$10,770	$11,158
05/16	$11,230	$10,963	$11,340
06/16	$11,206	$10,986	$11,444
07/16	$11,517	$11,422	$11,929
08/16	$11,542	$11,451	$11,903
09/16	$11,558	$11,469	$11,953
10/16	$11,248	$11,221	$11,663
11/16	$11,928	$11,723	$12,393
12/16	$12,188	$11,952	$12,613
01/17	$12,338	$12,176	$12,825
02/17	$12,648	$12,629	$13,184
03/17	$12,595	$12,638	$13,088
04/17	$12,613	$12,772	$13,112
05/17	$12,675	$12,903	$13,072
06/17	$12,793	$13,019	$13,266
07/17	$12,848	$13,264	$13,442
08/17	$12,591	$13,290	$13,191
09/17	$13,003	$13,614	$13,551
10/17	$13,187	$13,911	$13,660
11/17	$13,581	$14,334	$14,122
12/17	$13,713	$14,477	$14,296
01/18	$13,973	$15,240	$14,625
02/18	$13,292	$14,678	$13,904
03/18	$13,303	$14,384	$13,938
04/18	$13,367	$14,438	$14,008
05/18	$13,497	$14,846	$14,160
06/18	$13,526	$14,943	$14,274
07/18	$13,894	$15,439	$14,662
08/18	$13,998	$15,981	$14,862
09/18	$13,917	$16,008	$14,744
10/18	$12,846	$14,829	$13,682
11/18	$13,042	$15,126	$14,010
12/18	$11,781	$13,718	$12,539
01/19	$13,088	$14,896	$13,830
02/19	$13,661	$15,419	$14,270
03/19	$13,665	$15,645	$14,342
04/19	$14,297	$16,269	$14,814
05/19	$13,269	$15,216	$13,863
06/19	$14,165	$16,285	$14,799
07/19	$14,372	$16,527	$14,922
08/19	$13,929	$16,190	$14,396
09/19	$14,421	$16,475	$14,980
10/19	$14,303	$16,829	$15,061
11/19	$14,730	$17,469	$15,462
12/19	$15,336	$17,973	$15,933
01/20	$14,883	$17,954	$15,623
02/20	$13,236	$16,484	$14,076
03/20	$10,301	$14,217	$10,881
04/20	$11,662	$16,100	$12,334
05/20	$12,101	$16,961	$12,906
06/20	$12,201	$17,349	$13,051
07/20	$12,890	$18,334	$13,668
08/20	$13,454	$19,662	$14,209
09/20	$13,266	$18,946	$13,887
10/20	$13,423	$18,537	$14,016
11/20	$15,600	$20,792	$15,984
12/20	$16,242	$21,728	$16,724
01/21	$16,007	$21,631	$16,685
02/21	$17,511	$22,307	$17,978
03/21	$18,388	$23,107	$18,906
04/21	$19,249	$24,298	$19,821
05/21	$19,609	$24,409	$20,212
06/21	$19,187	$25,010	$19,977
07/21	$19,139	$25,433	$20,100
08/21	$19,362	$26,159	$20,531
09/21	$18,806	$24,985	$19,775
10/21	$19,823	$26,675	$20,828
11/21	$19,839	$26,269	$20,195
12/21	$21,243	$27,303	$21,463
01/22	$20,228	$25,697	$20,547
02/22	$20,520	$25,049	$20,451
03/22	$20,675	$25,862	$21,072
04/22	$19,401	$23,541	$19,820
05/22	$19,952	$23,509	$20,201
06/22	$17,788	$21,543	$17,980
07/22	$19,358	$23,564	$19,527
08/22	$18,888	$22,684	$18,930
09/22	$17,139	$20,581	$17,094
10/22	$18,943	$22,269	$18,708
11/22	$20,061	$23,431	$19,891
12/22	$19,113	$22,059	$18,880
01/23	$20,564	$23,578	$20,406
02/23	$19,995	$23,027	$19,752
03/23	$19,186	$23,643	$19,130
04/23	$19,223	$23,895	$19,131
05/23	$18,249	$23,988	$18,283
06/23	$19,930	$25,626	$19,868
07/23	$20,559	$26,544	$20,733
08/23	$19,727	$26,032	$20,000
09/23	$18,580	$24,792	$18,982
10/23	$17,637	$24,135	$18,042
11/23	$19,523	$26,385	$19,743
12/23	$20,908	$27,785	$21,281
01/24	$20,778	$28,093	$20,900
02/24	$21,574	$29,613	$21,898
03/24	$22,785	$30,569	$23,031
04/24	$21,971	$29,224	$21,826
05/24	$22,600	$30,604	$22,610
06/24	$22,194	$31,552	$22,248
07/24	$23,602	$32,138	$23,592
08/24	$23,921	$32,838	$24,037
09/24	$24,246	$33,517	$24,490
10/24	$23,758	$33,271	$24,182
11/24	$25,147	$35,484	$25,962
12/24	$23,432	$34,400	$24,062
01/25	$24,025	$35,486	$24,908
02/25	$23,610	$34,806	$24,454
03/25	$22,765	$32,775	$23,554
04/25	$22,073	$32,556	$22,970
05/25	$23,161	$34,619	$23,972
06/25	$24,004	$36,378	$24,814
07/25	$24,510	$37,179	$25,259
08/25	$25,542	$38,039	$26,017
09/25	$25,826	$39,352	$26,347
10/25	$25,704	$40,196	$26,083
11/25	$26,392	$40,306	$26,705
12/25	$26,401	$40,298	$26,721
01/26	$27,631	$40,923	$27,866
02/26	$29,943	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.82	11.33	11.59
Class C (including sales charges)	25.82	11.33	11.59
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class C | ASR197_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class C | ASR197_04_(04/26) |

Columbia Select Mid Cap Value Fund

Class R | CMVRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$157	1.38%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Class R | ASR197_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Class R ($31,469)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,048	$10,770	$11,158
05/16	$11,250	$10,963	$11,340
06/16	$11,228	$10,986	$11,444
07/16	$11,547	$11,422	$11,929
08/16	$11,579	$11,451	$11,903
09/16	$11,596	$11,469	$11,953
10/16	$11,286	$11,221	$11,663
11/16	$11,979	$11,723	$12,393
12/16	$12,249	$11,952	$12,613
01/17	$12,400	$12,176	$12,825
02/17	$12,710	$12,629	$13,184
03/17	$12,667	$12,638	$13,088
04/17	$12,684	$12,772	$13,112
05/17	$12,759	$12,903	$13,072
06/17	$12,884	$13,019	$13,266
07/17	$12,945	$13,264	$13,442
08/17	$12,693	$13,290	$13,191
09/17	$13,118	$13,614	$13,551
10/17	$13,300	$13,911	$13,660
11/17	$13,700	$14,334	$14,122
12/17	$13,843	$14,477	$14,296
01/18	$14,118	$15,240	$14,625
02/18	$13,437	$14,678	$13,904
03/18	$13,446	$14,384	$13,938
04/18	$13,517	$14,438	$14,008
05/18	$13,660	$14,846	$14,160
06/18	$13,686	$14,943	$14,274
07/18	$14,063	$15,439	$14,662
08/18	$14,182	$15,981	$14,862
09/18	$14,110	$16,008	$14,744
10/18	$13,030	$14,829	$13,682
11/18	$13,235	$15,126	$14,010
12/18	$11,942	$13,718	$12,539
01/19	$13,292	$14,896	$13,830
02/19	$13,885	$15,419	$14,270
03/19	$13,892	$15,645	$14,342
04/19	$14,541	$16,269	$14,814
05/19	$13,487	$15,216	$13,863
06/19	$14,410	$16,285	$14,799
07/19	$14,614	$16,527	$14,922
08/19	$14,180	$16,190	$14,396
09/19	$14,691	$16,475	$14,980
10/19	$14,569	$16,829	$15,061
11/19	$15,017	$17,469	$15,462
12/19	$15,650	$17,973	$15,933
01/20	$15,191	$17,954	$15,623
02/20	$13,507	$16,484	$14,076
03/20	$10,506	$14,217	$10,881
04/20	$11,901	$16,100	$12,334
05/20	$12,362	$16,961	$12,906
06/20	$12,468	$17,349	$13,051
07/20	$13,174	$18,334	$13,668
08/20	$13,751	$19,662	$14,209
09/20	$13,574	$18,946	$13,887
10/20	$13,747	$18,537	$14,016
11/20	$15,969	$20,792	$15,984
12/20	$16,639	$21,728	$16,724
01/21	$16,408	$21,631	$16,685
02/21	$17,952	$22,307	$17,978
03/21	$18,862	$23,107	$18,906
04/21	$19,757	$24,298	$19,821
05/21	$20,118	$24,409	$20,212
06/21	$19,700	$25,010	$19,977
07/21	$19,671	$25,433	$20,100
08/21	$19,905	$26,159	$20,531
09/21	$19,341	$24,985	$19,775
10/21	$20,394	$26,675	$20,828
11/21	$20,409	$26,269	$20,195
12/21	$21,884	$27,303	$21,463
01/22	$20,831	$25,697	$20,547
02/22	$21,145	$25,049	$20,451
03/22	$21,312	$25,862	$21,072
04/22	$20,007	$23,541	$19,820
05/22	$20,589	$23,509	$20,201
06/22	$18,364	$21,543	$17,980
07/22	$19,987	$23,564	$19,527
08/22	$19,512	$22,684	$18,930
09/22	$17,724	$20,581	$17,094
10/22	$19,578	$22,269	$18,708
11/22	$20,760	$23,431	$19,891
12/22	$19,768	$22,059	$18,880
01/23	$21,287	$23,578	$20,406
02/23	$20,703	$23,027	$19,752
03/23	$19,876	$23,643	$19,130
04/23	$19,926	$23,895	$19,131
05/23	$18,906	$23,988	$18,283
06/23	$20,661	$25,626	$19,868
07/23	$21,334	$26,544	$20,733
08/23	$20,476	$26,032	$20,000
09/23	$19,302	$24,792	$18,982
10/23	$18,325	$24,135	$18,042
11/23	$20,295	$26,385	$19,743
12/23	$21,751	$27,785	$21,281
01/24	$21,616	$28,093	$20,900
02/24	$22,443	$29,613	$21,898
03/24	$23,728	$30,569	$23,031
04/24	$22,900	$29,224	$21,826
05/24	$23,542	$30,604	$22,610
06/24	$23,133	$31,552	$22,248
07/24	$24,623	$32,138	$23,592
08/24	$24,966	$32,838	$24,037
09/24	$25,311	$33,517	$24,490
10/24	$24,814	$33,271	$24,182
11/24	$26,271	$35,484	$25,962
12/24	$24,486	$34,400	$24,062
01/25	$25,133	$35,486	$24,908
02/25	$24,702	$34,806	$24,454
03/25	$23,821	$32,775	$23,554
04/25	$23,101	$32,556	$22,970
05/25	$24,253	$34,619	$23,972
06/25	$25,151	$36,378	$24,814
07/25	$25,684	$37,179	$25,259
08/25	$26,786	$38,039	$26,017
09/25	$27,085	$39,352	$26,347
10/25	$26,975	$40,196	$26,083
11/25	$27,710	$40,306	$26,705
12/25	$27,734	$40,298	$26,721
01/26	$29,017	$40,923	$27,866
02/26	$31,469	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	27.40	11.88	12.15
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class R | ASR197_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class R | ASR197_12_(04/26) |

Columbia Select Mid Cap Value Fund

Class S | NAMBX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$100	0.88%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Class S | ASR197_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Class S ($32,370)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,872	$10,704	$10,923
04/16	$11,051	$10,770	$11,158
05/16	$11,253	$10,963	$11,340
06/16	$11,238	$10,986	$11,444
07/16	$11,556	$11,422	$11,929
08/16	$11,596	$11,451	$11,903
09/16	$11,613	$11,469	$11,953
10/16	$11,302	$11,221	$11,663
11/16	$11,995	$11,723	$12,393
12/16	$12,271	$11,952	$12,613
01/17	$12,431	$12,176	$12,825
02/17	$12,741	$12,629	$13,184
03/17	$12,697	$12,638	$13,088
04/17	$12,722	$12,772	$13,112
05/17	$12,798	$12,903	$13,072
06/17	$12,922	$13,019	$13,266
07/17	$12,991	$13,264	$13,442
08/17	$12,739	$13,290	$13,191
09/17	$13,164	$13,614	$13,551
10/17	$13,355	$13,911	$13,660
11/17	$13,764	$14,334	$14,122
12/17	$13,907	$14,477	$14,296
01/18	$14,182	$15,240	$14,625
02/18	$13,500	$14,678	$13,904
03/18	$13,508	$14,384	$13,938
04/18	$13,599	$14,438	$14,008
05/18	$13,732	$14,846	$14,160
06/18	$13,766	$14,943	$14,274
07/18	$14,155	$15,439	$14,662
08/18	$14,263	$15,981	$14,862
09/18	$14,200	$16,008	$14,744
10/18	$13,118	$14,829	$13,682
11/18	$13,323	$15,126	$14,010
12/18	$12,036	$13,718	$12,539
01/19	$13,388	$14,896	$13,830
02/19	$13,983	$15,419	$14,270
03/19	$13,998	$15,645	$14,342
04/19	$14,648	$16,269	$14,814
05/19	$13,591	$15,216	$13,863
06/19	$14,527	$16,285	$14,799
07/19	$14,744	$16,527	$14,922
08/19	$14,309	$16,190	$14,396
09/19	$14,817	$16,475	$14,980
10/19	$14,708	$16,829	$15,061
11/19	$15,158	$17,469	$15,462
12/19	$15,803	$17,973	$15,933
01/20	$15,342	$17,954	$15,623
02/20	$13,637	$16,484	$14,076
03/20	$10,605	$14,217	$10,881
04/20	$12,035	$16,100	$12,334
05/20	$12,498	$16,961	$12,906
06/20	$12,598	$17,349	$13,051
07/20	$13,308	$18,334	$13,668
08/20	$13,903	$19,662	$14,209
09/20	$13,734	$18,946	$13,887
10/20	$13,908	$18,537	$14,016
11/20	$16,158	$20,792	$15,984
12/20	$16,827	$21,728	$16,724
01/21	$16,609	$21,631	$16,685
02/21	$18,164	$22,307	$17,978
03/21	$19,092	$23,107	$18,906
04/21	$20,008	$24,298	$19,821
05/21	$20,386	$24,409	$20,212
06/21	$19,961	$25,010	$19,977
07/21	$19,932	$25,433	$20,100
08/21	$20,183	$26,159	$20,531
09/21	$19,612	$24,985	$19,775
10/21	$20,674	$26,675	$20,828
11/21	$20,704	$26,269	$20,195
12/21	$22,205	$27,303	$21,463
01/22	$21,143	$25,697	$20,547
02/22	$21,460	$25,049	$20,451
03/22	$21,642	$25,862	$21,072
04/22	$20,325	$23,541	$19,820
05/22	$20,912	$23,509	$20,201
06/22	$18,648	$21,543	$17,980
07/22	$20,304	$23,564	$19,527
08/22	$19,840	$22,684	$18,930
09/22	$18,012	$20,581	$17,094
10/22	$19,920	$22,269	$18,708
11/22	$21,114	$23,431	$19,891
12/22	$20,107	$22,059	$18,880
01/23	$21,660	$23,578	$20,406
02/23	$21,052	$23,027	$19,752
03/23	$20,230	$23,643	$19,130
04/23	$20,280	$23,895	$19,131
05/23	$19,266	$23,988	$18,283
06/23	$21,054	$25,626	$19,868
07/23	$21,718	$26,544	$20,733
08/23	$20,849	$26,032	$20,000
09/23	$19,674	$24,792	$18,982
10/23	$18,684	$24,135	$18,042
11/23	$20,680	$26,385	$19,743
12/23	$22,168	$27,785	$21,281
01/24	$22,049	$28,093	$20,900
02/24	$22,904	$29,613	$21,898
03/24	$24,204	$30,569	$23,031
04/24	$23,364	$29,224	$21,826
05/24	$24,033	$30,604	$22,610
06/24	$23,633	$31,552	$22,248
07/24	$25,145	$32,138	$23,592
08/24	$25,493	$32,838	$24,037
09/24	$25,859	$33,517	$24,490
10/24	$25,355	$33,271	$24,182
11/24	$26,864	$35,484	$25,962
12/24	$25,035	$34,400	$24,062
01/25	$25,708	$35,486	$24,908
02/25	$25,272	$34,806	$24,454
03/25	$24,392	$32,775	$23,554
04/25	$23,663	$32,556	$22,970
05/25	$24,866	$34,619	$23,972
06/25	$25,789	$36,378	$24,814
07/25	$26,348	$37,179	$25,259
08/25	$27,485	$38,039	$26,017
09/25	$27,803	$39,352	$26,347
10/25	$27,710	$40,196	$26,083
11/25	$28,475	$40,306	$26,705
12/25	$28,516	$40,298	$26,721
01/26	$29,840	$40,923	$27,866
02/26	$32,370	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	28.09	12.25	12.46
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Class S | ASR197_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Class S | ASR197_16_(04/26) |

Columbia Select Mid Cap Value Fund

Institutional 2 Class | CVERX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$92	0.81%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Institutional 2 Class | ASR197_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Institutional 2 Class ($33,414)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,052	$10,770	$11,158
05/16	$11,265	$10,963	$11,340
06/16	$11,245	$10,986	$11,444
07/16	$11,572	$11,422	$11,929
08/16	$11,611	$11,451	$11,903
09/16	$11,638	$11,469	$11,953
10/16	$11,334	$11,221	$11,663
11/16	$12,028	$11,723	$12,393
12/16	$12,310	$11,952	$12,613
01/17	$12,466	$12,176	$12,825
02/17	$12,786	$12,629	$13,184
03/17	$12,746	$12,638	$13,088
04/17	$12,779	$12,772	$13,112
05/17	$12,861	$12,903	$13,072
06/17	$12,986	$13,019	$13,266
07/17	$13,054	$13,264	$13,442
08/17	$12,807	$13,290	$13,191
09/17	$13,244	$13,614	$13,551
10/17	$13,440	$13,911	$13,660
11/17	$13,849	$14,334	$14,122
12/17	$13,993	$14,477	$14,296
01/18	$14,282	$15,240	$14,625
02/18	$13,595	$14,678	$13,904
03/18	$13,614	$14,384	$13,938
04/18	$13,704	$14,438	$14,008
05/18	$13,843	$14,846	$14,160
06/18	$13,889	$14,943	$14,274
07/18	$14,280	$15,439	$14,662
08/18	$14,396	$15,981	$14,862
09/18	$14,336	$16,008	$14,744
10/18	$13,245	$14,829	$13,682
11/18	$13,457	$15,126	$14,010
12/18	$12,154	$13,718	$12,539
01/19	$13,533	$14,896	$13,830
02/19	$14,138	$15,419	$14,270
03/19	$14,151	$15,645	$14,342
04/19	$14,823	$16,269	$14,814
05/19	$13,756	$15,216	$13,863
06/19	$14,705	$16,285	$14,799
07/19	$14,930	$16,527	$14,922
08/19	$14,493	$16,190	$14,396
09/19	$15,014	$16,475	$14,980
10/19	$14,908	$16,829	$15,061
11/19	$15,373	$17,469	$15,462
12/19	$16,014	$17,973	$15,933
01/20	$15,552	$17,954	$15,623
02/20	$13,837	$16,484	$14,076
03/20	$10,776	$14,217	$10,881
04/20	$12,212	$16,100	$12,334
05/20	$12,691	$16,961	$12,906
06/20	$12,798	$17,349	$13,051
07/20	$13,533	$18,334	$13,668
08/20	$14,140	$19,662	$14,209
09/20	$13,959	$18,946	$13,887
10/20	$14,143	$18,537	$14,016
11/20	$16,437	$20,792	$15,984
12/20	$17,132	$21,728	$16,724
01/21	$16,905	$21,631	$16,685
02/21	$18,508	$22,307	$17,978
03/21	$19,456	$23,107	$18,906
04/21	$20,394	$24,298	$19,821
05/21	$20,777	$24,409	$20,212
06/21	$20,351	$25,010	$19,977
07/21	$20,323	$25,433	$20,100
08/21	$20,582	$26,159	$20,531
09/21	$20,013	$24,985	$19,775
10/21	$21,109	$26,675	$20,828
11/21	$21,138	$26,269	$20,195
12/21	$22,668	$27,303	$21,463
01/22	$21,601	$25,697	$20,547
02/22	$21,926	$25,049	$20,451
03/22	$22,121	$25,862	$21,072
04/22	$20,773	$23,541	$19,820
05/22	$21,393	$23,509	$20,201
06/22	$19,076	$21,543	$17,980
07/22	$20,789	$23,564	$19,527
08/22	$20,304	$22,684	$18,930
09/22	$18,440	$20,581	$17,094
10/22	$20,399	$22,269	$18,708
11/22	$21,630	$23,431	$19,891
12/22	$20,615	$22,059	$18,880
01/23	$22,197	$23,578	$20,406
02/23	$21,604	$23,027	$19,752
03/23	$20,753	$23,643	$19,130
04/23	$20,819	$23,895	$19,131
05/23	$19,762	$23,988	$18,283
06/23	$21,609	$25,626	$19,868
07/23	$22,308	$26,544	$20,733
08/23	$21,426	$26,032	$20,000
09/23	$20,212	$24,792	$18,982
10/23	$19,210	$24,135	$18,042
11/23	$21,263	$26,385	$19,743
12/23	$22,803	$27,785	$21,281
01/24	$22,669	$28,093	$20,900
02/24	$23,556	$29,613	$21,898
03/24	$24,915	$30,569	$23,031
04/24	$24,059	$29,224	$21,826
05/24	$24,747	$30,604	$22,610
06/24	$24,342	$31,552	$22,248
07/24	$25,908	$32,138	$23,592
08/24	$26,283	$32,838	$24,037
09/24	$26,662	$33,517	$24,490
10/24	$26,150	$33,271	$24,182
11/24	$27,703	$35,484	$25,962
12/24	$25,825	$34,400	$24,062
01/25	$26,521	$35,486	$24,908
02/25	$26,075	$34,806	$24,454
03/25	$25,164	$32,775	$23,554
04/25	$24,411	$32,556	$22,970
05/25	$25,647	$34,619	$23,972
06/25	$26,613	$36,378	$24,814
07/25	$27,180	$37,179	$25,259
08/25	$28,350	$38,039	$26,017
09/25	$28,704	$39,352	$26,347
10/25	$28,594	$40,196	$26,083
11/25	$29,382	$40,306	$26,705
12/25	$29,428	$40,298	$26,721
01/26	$30,802	$40,923	$27,866
02/26	$33,414	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	28.15	12.54	12.82
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional 2 Class | ASR197_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional 2 Class | ASR197_15_(04/26) |

Columbia Select Mid Cap Value Fund

Institutional 3 Class | CMVYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$87	0.76%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Institutional 3 Class | ASR197_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Institutional 3 Class ($33,560)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,867	$10,704	$10,923
04/16	$11,054	$10,770	$11,158
05/16	$11,263	$10,963	$11,340
06/16	$11,245	$10,986	$11,444
07/16	$11,571	$11,422	$11,929
08/16	$11,611	$11,451	$11,903
09/16	$11,633	$11,469	$11,953
10/16	$11,330	$11,221	$11,663
11/16	$12,032	$11,723	$12,393
12/16	$12,305	$11,952	$12,613
01/17	$12,465	$12,176	$12,825
02/17	$12,794	$12,629	$13,184
03/17	$12,754	$12,638	$13,088
04/17	$12,779	$12,772	$13,112
05/17	$12,863	$12,903	$13,072
06/17	$12,993	$13,019	$13,266
07/17	$13,063	$13,264	$13,442
08/17	$12,818	$13,290	$13,191
09/17	$13,250	$13,614	$13,551
10/17	$13,443	$13,911	$13,660
11/17	$13,855	$14,334	$14,122
12/17	$14,004	$14,477	$14,296
01/18	$14,291	$15,240	$14,625
02/18	$13,604	$14,678	$13,904
03/18	$13,625	$14,384	$13,938
04/18	$13,707	$14,438	$14,008
05/18	$13,851	$14,846	$14,160
06/18	$13,889	$14,943	$14,274
07/18	$14,282	$15,439	$14,662
08/18	$14,402	$15,981	$14,862
09/18	$14,341	$16,008	$14,744
10/18	$13,247	$14,829	$13,682
11/18	$13,466	$15,126	$14,010
12/18	$12,167	$13,718	$12,539
01/19	$13,535	$14,896	$13,830
02/19	$14,151	$15,419	$14,270
03/19	$14,166	$15,645	$14,342
04/19	$14,839	$16,269	$14,814
05/19	$13,768	$15,216	$13,863
06/19	$14,718	$16,285	$14,799
07/19	$14,952	$16,527	$14,922
08/19	$14,510	$16,190	$14,396
09/19	$15,027	$16,475	$14,980
10/19	$14,931	$16,829	$15,061
11/19	$15,388	$17,469	$15,462
12/19	$16,045	$17,973	$15,933
01/20	$15,576	$17,954	$15,623
02/20	$13,858	$16,484	$14,076
03/20	$10,779	$14,217	$10,881
04/20	$12,235	$16,100	$12,334
05/20	$12,706	$16,961	$12,906
06/20	$12,820	$17,349	$13,051
07/20	$13,558	$18,334	$13,668
08/20	$14,164	$19,662	$14,209
09/20	$13,976	$18,946	$13,887
10/20	$14,169	$18,537	$14,016
11/20	$16,464	$20,792	$15,984
12/20	$17,162	$21,728	$16,724
01/21	$16,940	$21,631	$16,685
02/21	$18,542	$22,307	$17,978
03/21	$19,491	$23,107	$18,906
04/21	$20,427	$24,298	$19,821
05/21	$20,814	$24,409	$20,212
06/21	$20,400	$25,010	$19,977
07/21	$20,370	$25,433	$20,100
08/21	$20,626	$26,159	$20,531
09/21	$20,048	$24,985	$19,775
10/21	$21,151	$26,675	$20,828
11/21	$21,196	$26,269	$20,195
12/21	$22,724	$27,303	$21,463
01/22	$21,636	$25,697	$20,547
02/22	$21,977	$25,049	$20,451
03/22	$22,168	$25,862	$21,072
04/22	$20,818	$23,541	$19,820
05/22	$21,436	$23,509	$20,201
06/22	$19,135	$21,543	$17,980
07/22	$20,836	$23,564	$19,527
08/22	$20,360	$22,684	$18,930
09/22	$18,484	$20,581	$17,094
10/22	$20,445	$22,269	$18,708
11/22	$21,690	$23,431	$19,891
12/22	$20,675	$22,059	$18,880
01/23	$22,256	$23,578	$20,406
02/23	$21,647	$23,027	$19,752
03/23	$20,805	$23,643	$19,130
04/23	$20,875	$23,895	$19,131
05/23	$19,829	$23,988	$18,283
06/23	$21,675	$25,626	$19,868
07/23	$22,378	$26,544	$20,733
08/23	$21,482	$26,032	$20,000
09/23	$20,273	$24,792	$18,982
10/23	$19,269	$24,135	$18,042
11/23	$21,330	$26,385	$19,743
12/23	$22,870	$27,785	$21,281
01/24	$22,746	$28,093	$20,900
02/24	$23,647	$29,613	$21,898
03/24	$24,997	$30,569	$23,031
04/24	$24,128	$29,224	$21,826
05/24	$24,837	$30,604	$22,610
06/24	$24,412	$31,552	$22,248
07/24	$25,995	$32,138	$23,592
08/24	$26,373	$32,838	$24,037
09/24	$26,759	$33,517	$24,490
10/24	$26,254	$33,271	$24,182
11/24	$27,806	$35,484	$25,962
12/24	$25,914	$34,400	$24,062
01/25	$26,614	$35,486	$24,908
02/25	$26,179	$34,806	$24,454
03/25	$25,254	$32,775	$23,554
04/25	$24,514	$32,556	$22,970
05/25	$25,748	$34,619	$23,972
06/25	$26,699	$36,378	$24,814
07/25	$27,281	$37,179	$25,259
08/25	$28,466	$38,039	$26,017
09/25	$28,806	$39,352	$26,347
10/25	$28,709	$40,196	$26,083
11/25	$29,507	$40,306	$26,705
12/25	$29,540	$40,298	$26,721
01/26	$30,941	$40,923	$27,866
02/26	$33,560	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	28.19	12.60	12.87
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional 3 Class | ASR197_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional 3 Class | ASR197_17_(04/26) |

Columbia Select Mid Cap Value Fund

Institutional Class | NAMAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Select Mid Cap Value Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$100	0.88%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the industrials, information technology and real estate sectors contributed to the Fund’s relative performance during the annual period.

Allocations | Allocations to the consumer staples, materials and industrials sectors lifted the Fund’s relative performance during the annual period.

Individual holdings | Positions in Corning, a manufacturer of specialty glass, ceramics, and optical materials; Teradyne, a leading supplier of automated test equipment used across semiconductor and electronics markets; ATI, a producer of high performance materials and components for aerospace and defense applications; CACI, a provider of information technology and professional services for government clients; and Freeport-McMoRan, Inc., one of the world’s largest publicly traded producers of copper and other critical minerals, were top contributors during the period.

Top Performance Detractors

Stock selection | Selections in the health care, financials and utilities sectors hurt the Fund’s relative performance during the annual period.

Allocations | Allocations to the information technology, financials and energy sectors detracted from the Fund’s relative performance.

Individual holdings | Positions in Kemper, a provider of insurance products across property, casualty, and life markets; SanDisk, a global manufacturer of flash memory storage solutions; Western Digital, a leading developer of hard disk drives and data storage technologies; Global Payments, a provider of payment technology and software solutions to merchants worldwide; and Voya Financial, a diversified financial services company specializing in retirement, investment, and insurance products, were top detractors during the period.

Columbia Select Mid Cap Value Fund | Institutional Class | ASR197_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Mid Cap Value Fund Institutional Class ($33,054)	Russell 3000® Index ($40,728)	Russell Midcap® Value Index ($29,181)
02/16	$10,000	$10,000	$10,000
03/16	$10,869	$10,704	$10,923
04/16	$11,047	$10,770	$11,158
05/16	$11,256	$10,963	$11,340
06/16	$11,240	$10,986	$11,444
07/16	$11,566	$11,422	$11,929
08/16	$11,606	$11,451	$11,903
09/16	$11,622	$11,469	$11,953
10/16	$11,320	$11,221	$11,663
11/16	$12,020	$11,723	$12,393
12/16	$12,296	$11,952	$12,613
01/17	$12,455	$12,176	$12,825
02/17	$12,774	$12,629	$13,184
03/17	$12,729	$12,638	$13,088
04/17	$12,754	$12,772	$13,112
05/17	$12,838	$12,903	$13,072
06/17	$12,961	$13,019	$13,266
07/17	$13,031	$13,264	$13,442
08/17	$12,787	$13,290	$13,191
09/17	$13,221	$13,614	$13,551
10/17	$13,412	$13,911	$13,660
11/17	$13,822	$14,334	$14,122
12/17	$13,965	$14,477	$14,296
01/18	$14,250	$15,240	$14,625
02/18	$13,567	$14,678	$13,904
03/18	$13,583	$14,384	$13,938
04/18	$13,665	$14,438	$14,008
05/18	$13,808	$14,846	$14,160
06/18	$13,841	$14,943	$14,274
07/18	$14,231	$15,439	$14,662
08/18	$14,350	$15,981	$14,862
09/18	$14,285	$16,008	$14,744
10/18	$13,198	$14,829	$13,682
11/18	$13,416	$15,126	$14,010
12/18	$12,121	$13,718	$12,539
01/19	$13,478	$14,896	$13,830
02/19	$14,089	$15,419	$14,270
03/19	$14,098	$15,645	$14,342
04/19	$14,765	$16,269	$14,814
05/19	$13,704	$15,216	$13,863
06/19	$14,639	$16,285	$14,799
07/19	$14,871	$16,527	$14,922
08/19	$14,433	$16,190	$14,396
09/19	$14,940	$16,475	$14,980
10/19	$14,844	$16,829	$15,061
11/19	$15,297	$17,469	$15,462
12/19	$15,941	$17,973	$15,933
01/20	$15,491	$17,954	$15,623
02/20	$13,776	$16,484	$14,076
03/20	$10,721	$14,217	$10,881
04/20	$12,148	$16,100	$12,334
05/20	$12,628	$16,961	$12,906
06/20	$12,736	$17,349	$13,051
07/20	$13,466	$18,334	$13,668
08/20	$14,065	$19,662	$14,209
09/20	$13,888	$18,946	$13,887
10/20	$14,064	$18,537	$14,016
11/20	$16,347	$20,792	$15,984
12/20	$17,031	$21,728	$16,724
01/21	$16,811	$21,631	$16,685
02/21	$18,394	$22,307	$17,978
03/21	$19,341	$23,107	$18,906
04/21	$20,265	$24,298	$19,821
05/21	$20,647	$24,409	$20,212
06/21	$20,231	$25,010	$19,977
07/21	$20,202	$25,433	$20,100
08/21	$20,455	$26,159	$20,531
09/21	$19,876	$24,985	$19,775
10/21	$20,965	$26,675	$20,828
11/21	$20,994	$26,269	$20,195
12/21	$22,525	$27,303	$21,463
01/22	$21,452	$25,697	$20,547
02/22	$21,772	$25,049	$20,451
03/22	$21,969	$25,862	$21,072
04/22	$20,621	$23,541	$19,820
05/22	$21,231	$23,509	$20,201
06/22	$18,938	$21,543	$17,980
07/22	$20,631	$23,564	$19,527
08/22	$20,162	$22,684	$18,930
09/22	$18,307	$20,581	$17,094
10/22	$20,239	$22,269	$18,708
11/22	$21,465	$23,431	$19,891
12/22	$20,457	$22,059	$18,880
01/23	$22,031	$23,578	$20,406
02/23	$21,432	$23,027	$19,752
03/23	$20,578	$23,643	$19,130
04/23	$20,647	$23,895	$19,131
05/23	$19,601	$23,988	$18,283
06/23	$21,426	$25,626	$19,868
07/23	$22,135	$26,544	$20,733
08/23	$21,254	$26,032	$20,000
09/23	$20,040	$24,792	$18,982
10/23	$19,035	$24,135	$18,042
11/23	$21,079	$26,385	$19,743
12/23	$22,602	$27,785	$21,281
01/24	$22,481	$28,093	$20,900
02/24	$23,349	$29,613	$21,898
03/24	$24,702	$30,569	$23,031
04/24	$23,831	$29,224	$21,826
05/24	$24,528	$30,604	$22,610
06/24	$24,120	$31,552	$22,248
07/24	$25,675	$32,138	$23,592
08/24	$26,028	$32,838	$24,037
09/24	$26,416	$33,517	$24,490
10/24	$25,902	$33,271	$24,182
11/24	$27,444	$35,484	$25,962
12/24	$25,577	$34,400	$24,062
01/25	$26,265	$35,486	$24,908
02/25	$25,819	$34,806	$24,454
03/25	$24,922	$32,775	$23,554
04/25	$24,177	$32,556	$22,970
05/25	$25,387	$34,619	$23,972
06/25	$26,349	$36,378	$24,814
07/25	$26,920	$37,179	$25,259
08/25	$28,082	$38,039	$26,017
09/25	$28,407	$39,352	$26,347
10/25	$28,311	$40,196	$26,083
11/25	$29,074	$40,306	$26,705
12/25	$29,116	$40,298	$26,721
01/26	$30,488	$40,923	$27,866
02/26	$33,054	$40,728	$29,181
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	28.02	12.44	12.70
Russell 3000® Index	17.02	12.80	15.08
Russell Midcap® Value Index	19.33	10.17	11.30

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,904,196,404
Total number of portfolio holdings	49
Management services fees (represents 0.73% of Fund average net assets)	$18,121,891
Portfolio turnover for the reporting period	15%

Columbia Select Mid Cap Value Fund | Institutional Class | ASR197_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	15.7%
Information Technology	10.7%
Consumer Discretionary	9.5%
Real Estate	8.3%
Utilities	8.1%
Health Care	7.6%
Consumer Staples	5.6%
Materials	5.6%
Energy	5.5%
Other	4.3%

Top Holdings

Table Summary
Corning, Inc.	3.5%
Entergy Corp.	3.3%
AMETEK, Inc.	2.9%
ITT, Inc.	2.9%
Ameren Corp.	2.9%
Marathon Petroleum Corp.	2.9%
Southwest Airlines Co.	2.7%
Welltower, Inc.	2.7%
Devon Energy Corp.	2.6%
Quest Diagnostics, Inc.	2.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Money Market Funds	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Value Fund | Institutional Class | ASR197_08_(04/26) |

Columbia Small Cap Index Fund

Class A | NMSAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$49	0.45%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Columbia Small Cap Index Fund | Class A | ASR228_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Index Fund Class A ($27,758)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,819	$10,704	$10,820
04/16	$10,940	$10,770	$10,947
05/16	$11,118	$10,963	$11,128
06/16	$11,181	$10,986	$11,196
07/16	$11,747	$11,422	$11,766
08/16	$11,902	$11,451	$11,925
09/16	$11,977	$11,469	$12,002
10/16	$11,438	$11,221	$11,465
11/16	$12,863	$11,723	$12,904
12/16	$13,293	$11,952	$13,338
01/17	$13,231	$12,176	$13,285
02/17	$13,440	$12,629	$13,497
03/17	$13,423	$12,638	$13,480
04/17	$13,541	$12,772	$13,602
05/17	$13,248	$12,903	$13,313
06/17	$13,641	$13,019	$13,711
07/17	$13,767	$13,264	$13,844
08/17	$13,412	$13,290	$13,489
09/17	$14,437	$13,614	$14,529
10/17	$14,568	$13,911	$14,666
11/17	$15,078	$14,334	$15,183
12/17	$14,996	$14,477	$15,104
01/18	$15,366	$15,240	$15,486
02/18	$14,765	$14,678	$14,886
03/18	$15,062	$14,384	$15,189
04/18	$15,208	$14,438	$15,346
05/18	$16,185	$14,846	$16,337
06/18	$16,359	$14,943	$16,522
07/18	$16,871	$15,439	$17,043
08/18	$17,678	$15,981	$17,867
09/18	$17,111	$16,008	$17,300
10/18	$15,311	$14,829	$15,487
11/18	$15,539	$15,126	$15,720
12/18	$13,653	$13,718	$13,823
01/19	$15,098	$14,896	$15,293
02/19	$15,754	$15,419	$15,959
03/19	$15,232	$15,645	$15,427
04/19	$15,814	$16,269	$16,025
05/19	$14,429	$15,216	$14,626
06/19	$15,494	$16,285	$15,715
07/19	$15,665	$16,527	$15,894
08/19	$14,953	$16,190	$15,177
09/19	$15,446	$16,475	$15,684
10/19	$15,741	$16,829	$15,989
11/19	$16,220	$17,469	$16,479
12/19	$16,697	$17,973	$16,972
01/20	$16,027	$17,954	$16,298
02/20	$14,481	$16,484	$14,732
03/20	$11,238	$14,217	$11,433
04/20	$12,664	$16,100	$12,885
05/20	$13,205	$16,961	$13,440
06/20	$13,704	$17,349	$13,942
07/20	$14,261	$18,334	$14,515
08/20	$14,825	$19,662	$15,094
09/20	$14,124	$18,946	$14,384
10/20	$14,478	$18,537	$14,755
11/20	$17,109	$20,792	$17,436
12/20	$18,520	$21,728	$18,887
01/21	$19,684	$21,631	$20,075
02/21	$21,164	$22,307	$21,611
03/21	$21,848	$23,107	$22,332
04/21	$22,290	$24,298	$22,787
05/21	$22,740	$24,409	$23,260
06/21	$22,811	$25,010	$23,338
07/21	$22,255	$25,433	$22,781
08/21	$22,698	$26,159	$23,240
09/21	$22,134	$24,985	$22,675
10/21	$22,886	$26,675	$23,452
11/21	$22,352	$26,269	$22,915
12/21	$23,349	$27,303	$23,953
01/22	$21,636	$25,697	$22,213
02/22	$21,930	$25,049	$22,523
03/22	$22,002	$25,862	$22,606
04/22	$20,273	$23,541	$20,841
05/22	$20,647	$23,509	$21,229
06/22	$18,873	$21,543	$19,415
07/22	$20,758	$23,564	$21,360
08/22	$19,845	$22,684	$20,423
09/22	$17,878	$20,581	$18,405
10/22	$20,083	$22,269	$20,681
11/22	$20,907	$23,431	$21,543
12/22	$19,492	$22,059	$20,097
01/23	$21,342	$23,578	$22,005
02/23	$21,069	$23,027	$21,734
03/23	$19,976	$23,643	$20,613
04/23	$19,412	$23,895	$20,040
05/23	$19,069	$23,988	$19,689
06/23	$20,628	$25,626	$21,309
07/23	$21,760	$26,544	$22,483
08/23	$20,844	$26,032	$21,553
09/23	$19,585	$24,792	$20,260
10/23	$18,453	$24,135	$19,098
11/23	$19,972	$26,385	$20,677
12/23	$22,523	$27,785	$23,323
01/24	$21,628	$28,093	$22,402
02/24	$22,337	$29,613	$23,147
03/24	$23,054	$30,569	$23,897
04/24	$21,749	$29,224	$22,556
05/24	$22,840	$30,604	$23,693
06/24	$22,317	$31,552	$23,154
07/24	$24,712	$32,138	$25,654
08/24	$24,353	$32,838	$25,284
09/24	$24,547	$33,517	$25,499
10/24	$23,888	$33,271	$24,827
11/24	$26,495	$35,484	$27,542
12/24	$24,377	$34,400	$25,351
01/25	$25,076	$35,486	$26,089
02/25	$23,635	$34,806	$24,599
03/25	$22,173	$32,775	$23,088
04/25	$21,237	$32,556	$22,121
05/25	$22,345	$34,619	$23,278
06/25	$23,249	$36,378	$24,219
07/25	$23,450	$37,179	$24,444
08/25	$25,098	$38,039	$26,171
09/25	$25,345	$39,352	$26,427
10/25	$25,121	$40,196	$26,195
11/25	$25,782	$40,306	$26,890
12/25	$25,751	$40,298	$26,876
01/26	$27,190	$40,923	$28,383
02/26	$27,758	$40,728	$29,000
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	17.44	5.57	10.75
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Columbia Small Cap Index Fund | Class A | ASR228_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Class A | ASR228_01_(04/26) |

Columbia Small Cap Index Fund

Institutional 2 Class | CXXRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Columbia Small Cap Index Fund | Institutional 2 Class | ASR228_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Index Fund Institutional 2 Class ($28,460)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,816	$10,704	$10,820
04/16	$10,944	$10,770	$10,947
05/16	$11,124	$10,963	$11,128
06/16	$11,189	$10,986	$11,196
07/16	$11,758	$11,422	$11,766
08/16	$11,920	$11,451	$11,925
09/16	$11,993	$11,469	$12,002
10/16	$11,455	$11,221	$11,465
11/16	$12,885	$11,723	$12,904
12/16	$13,319	$11,952	$13,338
01/17	$13,263	$12,176	$13,285
02/17	$13,473	$12,629	$13,497
03/17	$13,462	$12,638	$13,480
04/17	$13,583	$12,772	$13,602
05/17	$13,291	$12,903	$13,313
06/17	$13,686	$13,019	$13,711
07/17	$13,815	$13,264	$13,844
08/17	$13,463	$13,290	$13,489
09/17	$14,498	$13,614	$14,529
10/17	$14,632	$13,911	$14,666
11/17	$15,142	$14,334	$15,183
12/17	$15,062	$14,477	$15,104
01/18	$15,442	$15,240	$15,486
02/18	$14,837	$14,678	$14,886
03/18	$15,139	$14,384	$15,189
04/18	$15,294	$14,438	$15,346
05/18	$16,273	$14,846	$16,337
06/18	$16,456	$14,943	$16,522
07/18	$16,968	$15,439	$17,043
08/18	$17,788	$15,981	$17,867
09/18	$17,222	$16,008	$17,300
10/18	$15,413	$14,829	$15,487
11/18	$15,642	$15,126	$15,720
12/18	$13,749	$13,718	$13,823
01/19	$15,209	$14,896	$15,293
02/19	$15,876	$15,419	$15,959
03/19	$15,346	$15,645	$15,427
04/19	$15,935	$16,269	$16,025
05/19	$14,547	$15,216	$14,626
06/19	$15,628	$16,285	$15,715
07/19	$15,803	$16,527	$15,894
08/19	$15,086	$16,190	$15,177
09/19	$15,582	$16,475	$15,684
10/19	$15,883	$16,829	$15,989
11/19	$16,372	$17,469	$16,479
12/19	$16,858	$17,973	$16,972
01/20	$16,188	$17,954	$16,298
02/20	$14,627	$16,484	$14,732
03/20	$11,357	$14,217	$11,433
04/20	$12,793	$16,100	$12,885
05/20	$13,344	$16,961	$13,440
06/20	$13,853	$17,349	$13,942
07/20	$14,418	$18,334	$14,515
08/20	$14,991	$19,662	$15,094
09/20	$14,284	$18,946	$14,384
10/20	$14,652	$18,537	$14,755
11/20	$17,311	$20,792	$17,436
12/20	$18,749	$21,728	$18,887
01/21	$19,925	$21,631	$20,075
02/21	$21,424	$22,307	$21,611
03/21	$22,131	$23,107	$22,332
04/21	$22,578	$24,298	$22,787
05/21	$23,040	$24,409	$23,260
06/21	$23,117	$25,010	$23,338
07/21	$22,558	$25,433	$22,781
08/21	$23,014	$26,159	$23,240
09/21	$22,448	$24,985	$22,675
10/21	$23,213	$26,675	$23,452
11/21	$22,676	$26,269	$22,915
12/21	$23,692	$27,303	$23,953
01/22	$21,961	$25,697	$22,213
02/22	$22,265	$25,049	$22,523
03/22	$22,343	$25,862	$22,606
04/22	$20,588	$23,541	$20,841
05/22	$20,970	$23,509	$21,229
06/22	$19,172	$21,543	$19,415
07/22	$21,095	$23,564	$21,360
08/22	$20,170	$22,684	$20,423
09/22	$18,174	$20,581	$18,405
10/22	$20,419	$22,269	$20,681
11/22	$21,256	$23,431	$21,543
12/22	$19,834	$22,059	$20,097
01/23	$21,711	$23,578	$22,005
02/23	$21,435	$23,027	$21,734
03/23	$20,325	$23,643	$20,613
04/23	$19,765	$23,895	$20,040
05/23	$19,421	$23,988	$19,689
06/23	$21,004	$25,626	$21,309
07/23	$22,163	$26,544	$22,483
08/23	$21,241	$26,032	$21,553
09/23	$19,960	$24,792	$20,260
10/23	$18,810	$24,135	$19,098
11/23	$20,364	$26,385	$20,677
12/23	$22,970	$27,785	$23,323
01/24	$22,060	$28,093	$22,402
02/24	$22,788	$29,613	$23,147
03/24	$23,525	$30,569	$23,897
04/24	$22,196	$29,224	$22,556
05/24	$23,316	$30,604	$23,693
06/24	$22,778	$31,552	$23,154
07/24	$25,237	$32,138	$25,654
08/24	$24,869	$32,838	$25,284
09/24	$25,077	$33,517	$25,499
10/24	$24,415	$33,271	$24,827
11/24	$27,082	$35,484	$27,542
12/24	$24,919	$34,400	$25,351
01/25	$25,641	$35,486	$26,089
02/25	$24,166	$34,806	$24,599
03/25	$22,680	$32,775	$23,088
04/25	$21,728	$32,556	$22,121
05/25	$22,869	$34,619	$23,278
06/25	$23,790	$36,378	$24,219
07/25	$24,008	$37,179	$24,444
08/25	$25,705	$38,039	$26,171
09/25	$25,956	$39,352	$26,427
10/25	$25,738	$40,196	$26,195
11/25	$26,413	$40,306	$26,890
12/25	$26,387	$40,298	$26,876
01/26	$27,863	$40,923	$28,383
02/26	$28,460	$40,728	$29,000
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	17.77	5.84	11.03
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Columbia Small Cap Index Fund | Institutional 2 Class | ASR228_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional 2 Class | ASR228_15_(04/26) |

Columbia Small Cap Index Fund

Institutional 3 Class | CSPYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Columbia Small Cap Index Fund | Institutional 3 Class | ASR228_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Index Fund Institutional 3 Class ($28,409)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,819	$10,704	$10,820
04/16	$10,940	$10,770	$10,947
05/16	$11,118	$10,963	$11,128
06/16	$11,181	$10,986	$11,196
07/16	$11,747	$11,422	$11,766
08/16	$11,902	$11,451	$11,925
09/16	$11,977	$11,469	$12,002
10/16	$11,438	$11,221	$11,465
11/16	$12,863	$11,723	$12,904
12/16	$13,293	$11,952	$13,338
01/17	$13,231	$12,176	$13,285
02/17	$13,440	$12,629	$13,497
03/17	$13,430	$12,638	$13,480
04/17	$13,550	$12,772	$13,602
05/17	$13,263	$12,903	$13,313
06/17	$13,657	$13,019	$13,711
07/17	$13,785	$13,264	$13,844
08/17	$13,436	$13,290	$13,489
09/17	$14,467	$13,614	$14,529
10/17	$14,601	$13,911	$14,666
11/17	$15,114	$14,334	$15,183
12/17	$15,031	$14,477	$15,104
01/18	$15,409	$15,240	$15,486
02/18	$14,808	$14,678	$14,886
03/18	$15,106	$14,384	$15,189
04/18	$15,260	$14,438	$15,346
05/18	$16,239	$14,846	$16,337
06/18	$16,424	$14,943	$16,522
07/18	$16,934	$15,439	$17,043
08/18	$17,752	$15,981	$17,867
09/18	$17,186	$16,008	$17,300
10/18	$15,384	$14,829	$15,487
11/18	$15,611	$15,126	$15,720
12/18	$13,722	$13,718	$13,823
01/19	$15,178	$14,896	$15,293
02/19	$15,844	$15,419	$15,959
03/19	$15,315	$15,645	$15,427
04/19	$15,905	$16,269	$16,025
05/19	$14,519	$15,216	$14,626
06/19	$15,597	$16,285	$15,715
07/19	$15,766	$16,527	$15,894
08/19	$15,056	$16,190	$15,177
09/19	$15,555	$16,475	$15,684
10/19	$15,850	$16,829	$15,989
11/19	$16,336	$17,469	$16,479
12/19	$16,824	$17,973	$16,972
01/20	$16,157	$17,954	$16,298
02/20	$14,602	$16,484	$14,732
03/20	$11,331	$14,217	$11,433
04/20	$12,768	$16,100	$12,885
05/20	$13,318	$16,961	$13,440
06/20	$13,824	$17,349	$13,942
07/20	$14,390	$18,334	$14,515
08/20	$14,963	$19,662	$15,094
09/20	$14,256	$18,946	$14,384
10/20	$14,621	$18,537	$14,755
11/20	$17,279	$20,792	$17,436
12/20	$18,711	$21,728	$18,887
01/21	$19,882	$21,631	$20,075
02/21	$21,379	$22,307	$21,611
03/21	$22,086	$23,107	$22,332
04/21	$22,527	$24,298	$22,787
05/21	$22,990	$24,409	$23,260
06/21	$23,072	$25,010	$23,338
07/21	$22,513	$25,433	$22,781
08/21	$22,963	$26,159	$23,240
09/21	$22,396	$24,985	$22,675
10/21	$23,165	$26,675	$23,452
11/21	$22,629	$26,269	$22,915
12/21	$23,639	$27,303	$23,953
01/22	$21,914	$25,697	$22,213
02/22	$22,219	$25,049	$22,523
03/22	$22,293	$25,862	$22,606
04/22	$20,551	$23,541	$20,841
05/22	$20,923	$23,509	$21,229
06/22	$19,135	$21,543	$19,415
07/22	$21,046	$23,564	$21,360
08/22	$20,125	$22,684	$20,423
09/22	$18,136	$20,581	$18,405
10/22	$20,372	$22,269	$20,681
11/22	$21,217	$23,431	$21,543
12/22	$19,794	$22,059	$20,097
01/23	$21,665	$23,578	$22,005
02/23	$21,399	$23,027	$21,734
03/23	$20,289	$23,643	$20,613
04/23	$19,720	$23,895	$20,040
05/23	$19,381	$23,988	$19,689
06/23	$20,967	$25,626	$21,309
07/23	$22,119	$26,544	$22,483
08/23	$21,201	$26,032	$21,553
09/23	$19,918	$24,792	$20,260
10/23	$18,776	$24,135	$19,098
11/23	$20,321	$26,385	$20,677
12/23	$22,924	$27,785	$23,323
01/24	$22,009	$28,093	$22,402
02/24	$22,739	$29,613	$23,147
03/24	$23,479	$30,569	$23,897
04/24	$22,155	$29,224	$22,556
05/24	$23,265	$30,604	$23,693
06/24	$22,738	$31,552	$23,154
07/24	$25,194	$32,138	$25,654
08/24	$24,818	$32,838	$25,284
09/24	$25,031	$33,517	$25,499
10/24	$24,372	$33,271	$24,827
11/24	$27,030	$35,484	$27,542
12/24	$24,873	$34,400	$25,351
01/25	$25,586	$35,486	$26,089
02/25	$24,127	$34,806	$24,599
03/25	$22,634	$32,775	$23,088
04/25	$21,695	$32,556	$22,121
05/25	$22,826	$34,619	$23,278
06/25	$23,743	$36,378	$24,219
07/25	$23,968	$37,179	$24,444
08/25	$25,656	$38,039	$26,171
09/25	$25,904	$39,352	$26,427
10/25	$25,691	$40,196	$26,195
11/25	$26,364	$40,306	$26,890
12/25	$26,337	$40,298	$26,876
01/26	$27,820	$40,923	$28,383
02/26	$28,409	$40,728	$29,000
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	17.75	5.85	11.01
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23
Footnote	Description
Footnote(a)	The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Columbia Small Cap Index Fund | Institutional 3 Class | ASR228_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional 3 Class | ASR228_17_(04/26) |

Columbia Small Cap Index Fund

Institutional Class | NMSCX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Index Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$22	0.20%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Sectors | The industrials, information technology and materials sectors were the top performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Sandisk, a data storage and semiconductor hardware company; Kratos Defense & Security Solutions, a defense technology and aerospace company; Sterling Infrastructure, an engineering & construction infrastructure services company; TTM Technologies, an electronic components and advanced manufacturing company; and Mr. Cooper Group, a mortgage finance and servicing company, were among the top absolute contributors to Fund performance during the period.

Top Performance Detractors

Sectors | The health care, communication services and consumer staples sectors were the weakest performing sectors for the Fund, on an absolute basis, during the period.

Individual holdings | Fund positions in Inspire Medical Systems, a medical device company; Robert Half, a professional staffing and consulting services company; V.F. Corporation, a branded apparel and footwear company; FMC Corporation, an agricultural chemicals and crop science company; and Alaska Air, an airline holding company, were among the top absolute detractors from Fund performance during the period.

Columbia Small Cap Index Fund | Institutional Class | ASR228_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Index Fund Institutional Class ($28,468)	Russell 3000® Index ($40,728)	S&P SmallCap 600® Index ($29,000)
02/16	$10,000	$10,000	$10,000
03/16	$10,815	$10,704	$10,820
04/16	$10,946	$10,770	$10,947
05/16	$11,123	$10,963	$11,128
06/16	$11,190	$10,986	$11,196
07/16	$11,759	$11,422	$11,766
08/16	$11,918	$11,451	$11,925
09/16	$11,993	$11,469	$12,002
10/16	$11,456	$11,221	$11,465
11/16	$12,885	$11,723	$12,904
12/16	$13,316	$11,952	$13,338
01/17	$13,260	$12,176	$13,285
02/17	$13,474	$12,629	$13,497
03/17	$13,463	$12,638	$13,480
04/17	$13,581	$12,772	$13,602
05/17	$13,288	$12,903	$13,313
06/17	$13,686	$13,019	$13,711
07/17	$13,817	$13,264	$13,844
08/17	$13,458	$13,290	$13,489
09/17	$14,497	$13,614	$14,529
10/17	$14,628	$13,911	$14,666
11/17	$15,142	$14,334	$15,183
12/17	$15,061	$14,477	$15,104
01/18	$15,437	$15,240	$15,486
02/18	$14,836	$14,678	$14,886
03/18	$15,139	$14,384	$15,189
04/18	$15,291	$14,438	$15,346
05/18	$16,273	$14,846	$16,337
06/18	$16,453	$14,943	$16,522
07/18	$16,971	$15,439	$17,043
08/18	$17,784	$15,981	$17,867
09/18	$17,217	$16,008	$17,300
10/18	$15,412	$14,829	$15,487
11/18	$15,640	$15,126	$15,720
12/18	$13,749	$13,718	$13,823
01/19	$15,210	$14,896	$15,293
02/19	$15,873	$15,419	$15,959
03/19	$15,344	$15,645	$15,427
04/19	$15,934	$16,269	$16,025
05/19	$14,547	$15,216	$14,626
06/19	$15,626	$16,285	$15,715
07/19	$15,798	$16,527	$15,894
08/19	$15,084	$16,190	$15,177
09/19	$15,585	$16,475	$15,684
10/19	$15,887	$16,829	$15,989
11/19	$16,367	$17,469	$16,479
12/19	$16,857	$17,973	$16,972
01/20	$16,186	$17,954	$16,298
02/20	$14,628	$16,484	$14,732
03/20	$11,355	$14,217	$11,433
04/20	$12,791	$16,100	$12,885
05/20	$13,342	$16,961	$13,440
06/20	$13,849	$17,349	$13,942
07/20	$14,414	$18,334	$14,515
08/20	$14,987	$19,662	$15,094
09/20	$14,284	$18,946	$14,384
10/20	$14,646	$18,537	$14,755
11/20	$17,307	$20,792	$17,436
12/20	$18,746	$21,728	$18,887
01/21	$19,922	$21,631	$20,075
02/21	$21,424	$22,307	$21,611
03/21	$22,127	$23,107	$22,332
04/21	$22,578	$24,298	$22,787
05/21	$23,037	$24,409	$23,260
06/21	$23,116	$25,010	$23,338
07/21	$22,557	$25,433	$22,781
08/21	$23,011	$26,159	$23,240
09/21	$22,444	$24,985	$22,675
10/21	$23,214	$26,675	$23,452
11/21	$22,671	$26,269	$22,915
12/21	$23,691	$27,303	$23,953
01/22	$21,959	$25,697	$22,213
02/22	$22,264	$25,049	$22,523
03/22	$22,344	$25,862	$22,606
04/22	$20,589	$23,541	$20,841
05/22	$20,965	$23,509	$21,229
06/22	$19,173	$21,543	$19,415
07/22	$21,093	$23,564	$21,360
08/22	$20,166	$22,684	$20,423
09/22	$18,171	$20,581	$18,405
10/22	$20,414	$22,269	$20,681
11/22	$21,259	$23,431	$21,543
12/22	$19,828	$22,059	$20,097
01/23	$21,710	$23,578	$22,005
02/23	$21,435	$23,027	$21,734
03/23	$20,325	$23,643	$20,613
04/23	$19,766	$23,895	$20,040
05/23	$19,420	$23,988	$19,689
06/23	$21,008	$25,626	$21,309
07/23	$22,158	$26,544	$22,483
08/23	$21,235	$26,032	$21,553
09/23	$19,958	$24,792	$20,260
10/23	$18,808	$24,135	$19,098
11/23	$20,365	$26,385	$20,677
12/23	$22,964	$27,785	$23,323
01/24	$22,052	$28,093	$22,402
02/24	$22,785	$29,613	$23,147
03/24	$23,519	$30,569	$23,897
04/24	$22,193	$29,224	$22,556
05/24	$23,312	$30,604	$23,693
06/24	$22,785	$31,552	$23,154
07/24	$25,240	$32,138	$25,654
08/24	$24,868	$32,838	$25,284
09/24	$25,074	$33,517	$25,499
10/24	$24,418	$33,271	$24,827
11/24	$27,079	$35,484	$27,542
12/24	$24,921	$34,400	$25,351
01/25	$25,638	$35,486	$26,089
02/25	$24,172	$34,806	$24,599
03/25	$22,674	$32,775	$23,088
04/25	$21,729	$32,556	$22,121
05/25	$22,869	$34,619	$23,278
06/25	$23,793	$36,378	$24,219
07/25	$24,008	$37,179	$24,444
08/25	$25,705	$38,039	$26,171
09/25	$25,954	$39,352	$26,427
10/25	$25,739	$40,196	$26,195
11/25	$26,406	$40,306	$26,890
12/25	$26,392	$40,298	$26,876
01/26	$27,869	$40,923	$28,383
02/26	$28,468	$40,728	$29,000
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	17.77	5.85	11.03
Russell 3000® Index	17.02	12.80	15.08
S&P SmallCap 600® Index	17.89	6.06	11.23

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$2,547,107,539
Total number of portfolio holdings	608
Management services fees (represents 0.20% of Fund average net assets)	$5,098,990
Portfolio turnover for the reporting period	22%

Columbia Small Cap Index Fund | Institutional Class | ASR228_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	17.6%
Financials	17.3%
Consumer Discretionary	13.8%
Information Technology	13.1%
Health Care	10.7%
Real Estate	7.0%
Materials	5.8%
Energy	5.5%
Communication Services	3.0%
Consumer Staples	2.5%
Other	2.2%

Top Holdings

Table Summary
Solstice Advanced Materials, Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.7%
Moog, Inc., Class A	0.6%
InterDigital, Inc.	0.6%
CareTrust REIT, Inc.	0.6%
SiTime Corp.	0.5%
Eastman Chemical Co.	0.5%
LKQ Corp.	0.5%
Sanmina Corp.	0.5%
Primoris Services Corp.	0.5%

Asset Categories

Table Summary
Common Stocks	98.5%
Other	1.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Index Fund | Institutional Class | ASR228_08_(04/26) |

Columbia Small Cap Value and Inflection Fund

Class A | COVAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$132	1.20%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Class A | ASR230_01_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Class A (including sales charges) ($25,685)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$9,424	$10,000	$10,000
03/16	$10,141	$10,704	$10,829
04/16	$10,208	$10,770	$11,058
05/16	$10,362	$10,963	$11,261
06/16	$10,354	$10,986	$11,295
07/16	$10,875	$11,422	$11,905
08/16	$11,024	$11,451	$12,200
09/16	$11,099	$11,469	$12,297
10/16	$10,672	$11,221	$11,892
11/16	$12,100	$11,723	$13,471
12/16	$12,438	$11,952	$14,027
01/17	$12,516	$12,176	$13,927
02/17	$12,720	$12,629	$14,129
03/17	$12,516	$12,638	$14,009
04/17	$12,593	$12,772	$14,064
05/17	$12,261	$12,903	$13,626
06/17	$12,601	$13,019	$14,103
07/17	$12,683	$13,264	$14,192
08/17	$12,504	$13,290	$13,843
09/17	$13,316	$13,614	$14,823
10/17	$13,421	$13,911	$14,843
11/17	$13,778	$14,334	$15,272
12/17	$13,760	$14,477	$15,127
01/18	$13,977	$15,240	$15,313
02/18	$13,286	$14,678	$14,547
03/18	$13,380	$14,384	$14,727
04/18	$13,543	$14,438	$14,983
05/18	$14,086	$14,846	$15,854
06/18	$13,986	$14,943	$15,950
07/18	$14,265	$15,439	$16,232
08/18	$14,679	$15,981	$16,618
09/18	$14,153	$16,008	$16,206
10/18	$12,783	$14,829	$14,755
11/18	$12,998	$15,126	$14,993
12/18	$11,326	$13,718	$13,181
01/19	$12,687	$14,896	$14,622
02/19	$13,266	$15,419	$15,191
03/19	$12,871	$15,645	$14,753
04/19	$13,424	$16,269	$15,311
05/19	$12,336	$15,216	$14,060
06/19	$13,109	$16,285	$14,956
07/19	$13,091	$16,527	$14,980
08/19	$12,347	$16,190	$14,144
09/19	$12,724	$16,475	$14,870
10/19	$12,930	$16,829	$15,230
11/19	$13,225	$17,469	$15,587
12/19	$13,631	$17,973	$16,132
01/20	$13,040	$17,954	$15,262
02/20	$11,730	$16,484	$13,779
03/20	$8,772	$14,217	$10,380
04/20	$10,155	$16,100	$11,660
05/20	$10,692	$16,961	$11,995
06/20	$10,744	$17,349	$12,342
07/20	$11,092	$18,334	$12,596
08/20	$11,650	$19,662	$13,275
09/20	$11,174	$18,946	$12,657
10/20	$11,567	$18,537	$13,110
11/20	$13,881	$20,792	$15,641
12/20	$14,974	$21,728	$16,880
01/21	$15,754	$21,631	$17,768
02/21	$17,295	$22,307	$19,437
03/21	$18,002	$23,107	$20,453
04/21	$18,626	$24,298	$20,867
05/21	$19,093	$24,409	$21,516
06/21	$18,979	$25,010	$21,386
07/21	$18,329	$25,433	$20,620
08/21	$18,769	$26,159	$21,173
09/21	$18,692	$24,985	$20,748
10/21	$19,963	$26,675	$21,539
11/21	$19,447	$26,269	$20,804
12/21	$20,020	$27,303	$21,652
01/22	$18,868	$25,697	$20,390
02/22	$19,360	$25,049	$20,727
03/22	$19,465	$25,862	$21,133
04/22	$17,925	$23,541	$19,493
05/22	$18,344	$23,509	$19,867
06/22	$16,519	$21,543	$17,904
07/22	$17,920	$23,564	$19,638
08/22	$17,366	$22,684	$19,017
09/22	$15,704	$20,581	$17,079
10/22	$17,496	$22,269	$19,229
11/22	$18,441	$23,431	$19,816
12/22	$17,249	$22,059	$18,516
01/23	$18,599	$23,578	$20,283
02/23	$18,399	$23,027	$19,815
03/23	$17,417	$23,643	$18,395
04/23	$17,327	$23,895	$17,936
05/23	$16,747	$23,988	$17,583
06/23	$18,116	$25,626	$18,980
07/23	$19,175	$26,544	$20,412
08/23	$18,392	$26,032	$19,430
09/23	$17,402	$24,792	$18,418
10/23	$16,480	$24,135	$17,319
11/23	$17,805	$26,385	$18,878
12/23	$19,620	$27,785	$21,228
01/24	$18,805	$28,093	$20,264
02/24	$19,608	$29,613	$20,927
03/24	$20,544	$30,569	$21,844
04/24	$19,596	$29,224	$20,452
05/24	$20,520	$30,604	$21,409
06/24	$20,032	$31,552	$21,048
07/24	$21,918	$32,138	$23,613
08/24	$21,656	$32,838	$23,170
09/24	$21,780	$33,517	$23,184
10/24	$21,725	$33,271	$22,822
11/24	$23,818	$35,484	$25,023
12/24	$21,842	$34,400	$22,938
01/25	$22,281	$35,486	$23,409
02/25	$21,308	$34,806	$22,513
03/25	$19,912	$32,775	$21,162
04/25	$19,127	$32,556	$20,312
05/25	$20,084	$34,619	$21,165
06/25	$21,061	$36,378	$22,213
07/25	$21,324	$37,179	$22,605
08/25	$23,082	$38,039	$24,520
09/25	$23,229	$39,352	$25,013
10/25	$22,917	$40,196	$25,075
11/25	$23,525	$40,306	$25,780
12/25	$23,574	$40,298	$25,827
01/26	$24,987	$40,923	$27,598
02/26	$25,685	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	20.54	8.23	10.55
Class A (including sales charges)	13.60	6.96	9.89
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Class A | ASR230_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class A | ASR230_01_(04/26) |

Columbia Small Cap Value and Inflection Fund

Class R | CCTRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$160	1.45%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Class R | ASR230_12_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Class R ($26,572)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,755	$10,704	$10,829
04/16	$10,827	$10,770	$11,058
05/16	$10,992	$10,963	$11,261
06/16	$10,980	$10,986	$11,295
07/16	$11,525	$11,422	$11,905
08/16	$11,684	$11,451	$12,200
09/16	$11,757	$11,469	$12,297
10/16	$11,300	$11,221	$11,892
11/16	$12,817	$11,723	$13,471
12/16	$13,171	$11,952	$14,027
01/17	$13,255	$12,176	$13,927
02/17	$13,467	$12,629	$14,129
03/17	$13,247	$12,638	$14,009
04/17	$13,323	$12,772	$14,064
05/17	$12,974	$12,903	$13,626
06/17	$13,324	$13,019	$14,103
07/17	$13,412	$13,264	$14,192
08/17	$13,220	$13,290	$13,843
09/17	$14,075	$13,614	$14,823
10/17	$14,179	$13,911	$14,843
11/17	$14,555	$14,334	$15,272
12/17	$14,540	$14,477	$15,127
01/18	$14,765	$15,240	$15,313
02/18	$14,031	$14,678	$14,547
03/18	$14,123	$14,384	$14,727
04/18	$14,290	$14,438	$14,983
05/18	$14,865	$14,846	$15,854
06/18	$14,749	$14,943	$15,950
07/18	$15,039	$15,439	$16,232
08/18	$15,475	$15,981	$16,618
09/18	$14,920	$16,008	$16,206
10/18	$13,475	$14,829	$14,755
11/18	$13,697	$15,126	$14,993
12/18	$11,938	$13,718	$13,181
01/19	$13,363	$14,896	$14,622
02/19	$13,967	$15,419	$15,191
03/19	$13,552	$15,645	$14,753
04/19	$14,137	$16,269	$15,311
05/19	$12,986	$15,216	$14,060
06/19	$13,792	$16,285	$14,956
07/19	$13,773	$16,527	$14,980
08/19	$12,983	$16,190	$14,144
09/19	$13,378	$16,475	$14,870
10/19	$13,599	$16,829	$15,230
11/19	$13,898	$17,469	$15,587
12/19	$14,332	$17,973	$16,132
01/20	$13,698	$17,954	$15,262
02/20	$12,321	$16,484	$13,779
03/20	$9,207	$14,217	$10,380
04/20	$10,671	$16,100	$11,660
05/20	$11,227	$16,961	$11,995
06/20	$11,274	$17,349	$12,342
07/20	$11,637	$18,334	$12,596
08/20	$12,225	$19,662	$13,275
09/20	$11,715	$18,946	$12,657
10/20	$12,137	$18,537	$13,110
11/20	$14,560	$20,792	$15,641
12/20	$15,697	$21,728	$16,880
01/21	$16,513	$21,631	$17,768
02/21	$18,125	$22,307	$19,437
03/21	$18,862	$23,107	$20,453
04/21	$19,511	$24,298	$20,867
05/21	$20,003	$24,409	$21,516
06/21	$19,880	$25,010	$21,386
07/21	$19,183	$25,433	$20,620
08/21	$19,644	$26,159	$21,173
09/21	$19,562	$24,985	$20,748
10/21	$20,895	$26,675	$21,539
11/21	$20,341	$26,269	$20,804
12/21	$20,936	$27,303	$21,652
01/22	$19,733	$25,697	$20,390
02/22	$20,251	$25,049	$20,727
03/22	$20,340	$25,862	$21,133
04/22	$18,721	$23,541	$19,493
05/22	$19,149	$23,509	$19,867
06/22	$17,246	$21,543	$17,904
07/22	$18,704	$23,564	$19,638
08/22	$18,132	$22,684	$19,017
09/22	$16,394	$20,581	$17,079
10/22	$18,261	$22,269	$19,229
11/22	$19,241	$23,431	$19,816
12/22	$17,989	$22,059	$18,516
01/23	$19,389	$23,578	$20,283
02/23	$19,174	$23,027	$19,815
03/23	$18,157	$23,643	$18,395
04/23	$18,061	$23,895	$17,936
05/23	$17,450	$23,988	$17,583
06/23	$18,862	$25,626	$18,980
07/23	$19,962	$26,544	$20,412
08/23	$19,159	$26,032	$19,430
09/23	$18,120	$24,792	$18,418
10/23	$17,156	$24,135	$17,319
11/23	$18,528	$26,385	$18,878
12/23	$20,419	$27,785	$21,228
01/24	$19,558	$28,093	$20,264
02/24	$20,394	$29,613	$20,927
03/24	$21,358	$30,569	$21,844
04/24	$20,368	$29,224	$20,452
05/24	$21,319	$30,604	$21,409
06/24	$20,813	$31,552	$21,048
07/24	$22,770	$32,138	$23,613
08/24	$22,503	$32,838	$23,170
09/24	$22,622	$33,517	$23,184
10/24	$22,562	$33,271	$22,822
11/24	$24,727	$35,484	$25,023
12/24	$22,667	$34,400	$22,938
01/25	$23,125	$35,486	$23,409
02/25	$22,091	$34,806	$22,513
03/25	$20,651	$32,775	$21,162
04/25	$19,838	$32,556	$20,312
05/25	$20,821	$34,619	$21,165
06/25	$21,824	$36,378	$22,213
07/25	$22,091	$37,179	$22,605
08/25	$23,903	$38,039	$24,520
09/25	$24,063	$39,352	$25,013
10/25	$23,743	$40,196	$25,075
11/25	$24,366	$40,306	$25,780
12/25	$24,401	$40,298	$25,827
01/26	$25,855	$40,923	$27,598
02/26	$26,572	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	20.28	7.95	10.27
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Class R | ASR230_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class R | ASR230_12_(04/26) |

Columbia Small Cap Value and Inflection Fund

Class S | NSVBX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$105	0.95%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Class S | ASR230_16_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Class S ($27,353)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,760	$10,704	$10,829
04/16	$10,832	$10,770	$11,058
05/16	$10,995	$10,963	$11,261
06/16	$10,987	$10,986	$11,295
07/16	$11,540	$11,422	$11,905
08/16	$11,698	$11,451	$12,200
09/16	$11,777	$11,469	$12,297
10/16	$11,325	$11,221	$11,892
11/16	$12,840	$11,723	$13,471
12/16	$13,198	$11,952	$14,027
01/17	$13,281	$12,176	$13,927
02/17	$13,498	$12,629	$14,129
03/17	$13,281	$12,638	$14,009
04/17	$13,363	$12,772	$14,064
05/17	$13,011	$12,903	$13,626
06/17	$13,372	$13,019	$14,103
07/17	$13,458	$13,264	$14,192
08/17	$13,269	$13,290	$13,843
09/17	$14,130	$13,614	$14,823
10/17	$14,241	$13,911	$14,843
11/17	$14,620	$14,334	$15,272
12/17	$14,601	$14,477	$15,127
01/18	$14,832	$15,240	$15,313
02/18	$14,098	$14,678	$14,547
03/18	$14,197	$14,384	$14,727
04/18	$14,370	$14,438	$14,983
05/18	$14,947	$14,846	$15,854
06/18	$14,841	$14,943	$15,950
07/18	$15,137	$15,439	$16,232
08/18	$15,576	$15,981	$16,618
09/18	$15,018	$16,008	$16,206
10/18	$13,565	$14,829	$14,755
11/18	$13,793	$15,126	$14,993
12/18	$12,018	$13,718	$13,181
01/19	$13,462	$14,896	$14,622
02/19	$14,077	$15,419	$15,191
03/19	$13,658	$15,645	$14,753
04/19	$14,245	$16,269	$15,311
05/19	$13,090	$15,216	$14,060
06/19	$13,910	$16,285	$14,956
07/19	$13,891	$16,527	$14,980
08/19	$13,102	$16,190	$14,144
09/19	$13,501	$16,475	$14,870
10/19	$13,720	$16,829	$15,230
11/19	$14,034	$17,469	$15,587
12/19	$14,465	$17,973	$16,132
01/20	$13,837	$17,954	$15,262
02/20	$12,446	$16,484	$13,779
03/20	$9,308	$14,217	$10,380
04/20	$10,776	$16,100	$11,660
05/20	$11,346	$16,961	$11,995
06/20	$11,401	$17,349	$12,342
07/20	$11,770	$18,334	$12,596
08/20	$12,362	$19,662	$13,275
09/20	$11,857	$18,946	$12,657
10/20	$12,274	$18,537	$13,110
11/20	$14,729	$20,792	$15,641
12/20	$15,889	$21,728	$16,880
01/21	$16,717	$21,631	$17,768
02/21	$18,352	$22,307	$19,437
03/21	$19,102	$23,107	$20,453
04/21	$19,764	$24,298	$20,867
05/21	$20,261	$24,409	$21,516
06/21	$20,139	$25,010	$21,386
07/21	$19,450	$25,433	$20,620
08/21	$19,916	$26,159	$21,173
09/21	$19,835	$24,985	$20,748
10/21	$21,184	$26,675	$21,539
11/21	$20,636	$26,269	$20,804
12/21	$21,244	$27,303	$21,652
01/22	$20,021	$25,697	$20,390
02/22	$20,544	$25,049	$20,727
03/22	$20,655	$25,862	$21,133
04/22	$19,021	$23,541	$19,493
05/22	$19,465	$23,509	$19,867
06/22	$17,529	$21,543	$17,904
07/22	$19,015	$23,564	$19,638
08/22	$18,428	$22,684	$19,017
09/22	$16,664	$20,581	$17,079
10/22	$18,566	$22,269	$19,229
11/22	$19,568	$23,431	$19,816
12/22	$18,304	$22,059	$18,516
01/23	$19,736	$23,578	$20,283
02/23	$19,523	$23,027	$19,815
03/23	$18,481	$23,643	$18,395
04/23	$18,387	$23,895	$17,936
05/23	$17,771	$23,988	$17,583
06/23	$19,223	$25,626	$18,980
07/23	$20,347	$26,544	$20,412
08/23	$19,516	$26,032	$19,430
09/23	$18,465	$24,792	$18,418
10/23	$17,488	$24,135	$17,319
11/23	$18,893	$26,385	$18,878
12/23	$20,820	$27,785	$21,228
01/24	$19,954	$28,093	$20,264
02/24	$20,807	$29,613	$20,927
03/24	$21,799	$30,569	$21,844
04/24	$20,794	$29,224	$20,452
05/24	$21,774	$30,604	$21,409
06/24	$21,256	$31,552	$21,048
07/24	$23,257	$32,138	$23,613
08/24	$22,980	$32,838	$23,170
09/24	$23,111	$33,517	$23,184
10/24	$23,071	$33,271	$22,822
11/24	$25,295	$35,484	$25,023
12/24	$23,185	$34,400	$22,938
01/25	$23,669	$35,486	$23,409
02/25	$22,637	$34,806	$22,513
03/25	$21,170	$32,775	$21,162
04/25	$20,331	$32,556	$20,312
05/25	$21,347	$34,619	$21,165
06/25	$22,400	$36,378	$22,213
07/25	$22,670	$37,179	$22,605
08/25	$24,540	$38,039	$24,520
09/25	$24,709	$39,352	$25,013
10/25	$24,389	$40,196	$25,075
11/25	$25,046	$40,306	$25,780
12/25	$25,097	$40,298	$25,827
01/26	$26,601	$40,923	$27,598
02/26	$27,353	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	20.83	8.31	10.59
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Class S | ASR230_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Class S | ASR230_16_(04/26) |

Columbia Small Cap Value and Inflection Fund

Institutional 2 Class | CRRRX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$88	0.80%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Institutional 2 Class | ASR230_15_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional 2 Class ($28,356)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,757	$10,704	$10,829
04/16	$10,833	$10,770	$11,058
05/16	$11,005	$10,963	$11,261
06/16	$10,997	$10,986	$11,295
07/16	$11,546	$11,422	$11,905
08/16	$11,713	$11,451	$12,200
09/16	$11,797	$11,469	$12,297
10/16	$11,345	$11,221	$11,892
11/16	$12,868	$11,723	$13,471
12/16	$13,237	$11,952	$14,027
01/17	$13,324	$12,176	$13,927
02/17	$13,542	$12,629	$14,129
03/17	$13,332	$12,638	$14,009
04/17	$13,419	$12,772	$14,064
05/17	$13,070	$12,903	$13,626
06/17	$13,434	$13,019	$14,103
07/17	$13,534	$13,264	$14,192
08/17	$13,342	$13,290	$13,843
09/17	$14,214	$13,614	$14,823
10/17	$14,329	$13,911	$14,843
11/17	$14,719	$14,334	$15,272
12/17	$14,701	$14,477	$15,127
01/18	$14,941	$15,240	$15,313
02/18	$14,206	$14,678	$14,547
03/18	$14,310	$14,384	$14,727
04/18	$14,486	$14,438	$14,983
05/18	$15,077	$14,846	$15,854
06/18	$14,966	$14,943	$15,950
07/18	$15,269	$15,439	$16,232
08/18	$15,719	$15,981	$16,618
09/18	$15,162	$16,008	$16,206
10/18	$13,705	$14,829	$14,755
11/18	$13,942	$15,126	$14,993
12/18	$12,153	$13,718	$13,181
01/19	$13,606	$14,896	$14,622
02/19	$14,237	$15,419	$15,191
03/19	$13,813	$15,645	$14,753
04/19	$14,418	$16,269	$15,311
05/19	$13,254	$15,216	$14,060
06/19	$14,093	$16,285	$14,956
07/19	$14,066	$16,527	$14,980
08/19	$13,274	$16,190	$14,144
09/19	$13,688	$16,475	$14,870
10/19	$13,918	$16,829	$15,230
11/19	$14,231	$17,469	$15,587
12/19	$14,678	$17,973	$16,132
01/20	$14,050	$17,954	$15,262
02/20	$12,635	$16,484	$13,779
03/20	$9,448	$14,217	$10,380
04/20	$10,957	$16,100	$11,660
05/20	$11,538	$16,961	$11,995
06/20	$11,592	$17,349	$12,342
07/20	$11,978	$18,334	$12,596
08/20	$12,590	$19,662	$13,275
09/20	$12,072	$18,946	$12,657
10/20	$12,505	$18,537	$13,110
11/20	$15,010	$20,792	$15,641
12/20	$16,195	$21,728	$16,880
01/21	$17,037	$21,631	$17,768
02/21	$18,723	$22,307	$19,437
03/21	$19,490	$23,107	$20,453
04/21	$20,172	$24,298	$20,867
05/21	$20,684	$24,409	$21,516
06/21	$20,575	$25,010	$21,386
07/21	$19,866	$25,433	$20,620
08/21	$20,349	$26,159	$21,173
09/21	$20,280	$24,985	$20,748
10/21	$21,668	$26,675	$21,539
11/21	$21,116	$26,269	$20,804
12/21	$21,736	$27,303	$21,652
01/22	$20,497	$25,697	$20,390
02/22	$21,047	$25,049	$20,727
03/22	$21,154	$25,862	$21,133
04/22	$19,495	$23,541	$19,493
05/22	$19,948	$23,509	$19,867
06/22	$17,973	$21,543	$17,904
07/22	$19,501	$23,564	$19,638
08/22	$18,910	$22,684	$19,017
09/22	$17,115	$20,581	$17,079
10/22	$19,066	$22,269	$19,229
11/22	$20,103	$23,431	$19,816
12/22	$18,796	$22,059	$18,516
01/23	$20,276	$23,578	$20,283
02/23	$20,069	$23,027	$19,815
03/23	$19,014	$23,643	$18,395
04/23	$18,922	$23,895	$17,936
05/23	$18,291	$23,988	$17,583
06/23	$19,791	$25,626	$18,980
07/23	$20,951	$26,544	$20,412
08/23	$20,111	$26,032	$19,430
09/23	$19,034	$24,792	$18,418
10/23	$18,029	$24,135	$17,319
11/23	$19,484	$26,385	$18,878
12/23	$21,478	$27,785	$21,228
01/24	$20,590	$28,093	$20,264
02/24	$21,478	$29,613	$20,927
03/24	$22,501	$30,569	$21,844
04/24	$21,478	$29,224	$20,452
05/24	$22,489	$30,604	$21,409
06/24	$21,964	$31,552	$21,048
07/24	$24,041	$32,138	$23,613
08/24	$23,774	$32,838	$23,170
09/24	$23,915	$33,517	$23,184
10/24	$23,859	$33,271	$22,822
11/24	$26,174	$35,484	$25,023
12/24	$23,995	$34,400	$22,938
01/25	$24,503	$35,486	$23,409
02/25	$23,422	$34,806	$22,513
03/25	$21,913	$32,775	$21,162
04/25	$21,055	$32,556	$20,312
05/25	$22,104	$34,619	$21,165
06/25	$23,188	$36,378	$22,213
07/25	$23,487	$37,179	$22,605
08/25	$25,426	$38,039	$24,520
09/25	$25,608	$39,352	$25,013
10/25	$25,277	$40,196	$25,075
11/25	$25,956	$40,306	$25,780
12/25	$26,001	$40,298	$25,827
01/26	$27,565	$40,923	$27,598
02/26	$28,356	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.07	8.66	10.99
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Institutional 2 Class | ASR230_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional 2 Class | ASR230_15_(04/26) |

Columbia Small Cap Value and Inflection Fund

Institutional 3 Class | CRRYX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$84	0.76%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Institutional 3 Class | ASR230_17_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional 3 Class ($28,492)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,762	$10,704	$10,829
04/16	$10,838	$10,770	$11,058
05/16	$11,010	$10,963	$11,261
06/16	$11,002	$10,986	$11,295
07/16	$11,558	$11,422	$11,905
08/16	$11,724	$11,451	$12,200
09/16	$11,808	$11,469	$12,297
10/16	$11,356	$11,221	$11,892
11/16	$12,877	$11,723	$13,471
12/16	$13,243	$11,952	$14,027
01/17	$13,338	$12,176	$13,927
02/17	$13,555	$12,629	$14,129
03/17	$13,345	$12,638	$14,009
04/17	$13,432	$12,772	$14,064
05/17	$13,084	$12,903	$13,626
06/17	$13,447	$13,019	$14,103
07/17	$13,547	$13,264	$14,192
08/17	$13,363	$13,290	$13,843
09/17	$14,234	$13,614	$14,823
10/17	$14,348	$13,911	$14,843
11/17	$14,738	$14,334	$15,272
12/17	$14,726	$14,477	$15,127
01/18	$14,965	$15,240	$15,313
02/18	$14,231	$14,678	$14,547
03/18	$14,335	$14,384	$14,727
04/18	$14,510	$14,438	$14,983
05/18	$15,101	$14,846	$15,854
06/18	$14,998	$14,943	$15,950
07/18	$15,300	$15,439	$16,232
08/18	$15,750	$15,981	$16,618
09/18	$15,194	$16,008	$16,206
10/18	$13,731	$14,829	$14,755
11/18	$13,968	$15,126	$14,993
12/18	$12,180	$13,718	$13,181
01/19	$13,639	$14,896	$14,622
02/19	$14,270	$15,419	$15,191
03/19	$13,846	$15,645	$14,753
04/19	$14,450	$16,269	$15,311
05/19	$13,288	$15,216	$14,060
06/19	$14,118	$16,285	$14,956
07/19	$14,099	$16,527	$14,980
08/19	$13,309	$16,190	$14,144
09/19	$13,722	$16,475	$14,870
10/19	$13,952	$16,829	$15,230
11/19	$14,274	$17,469	$15,587
12/19	$14,717	$17,973	$16,132
01/20	$14,080	$17,954	$15,262
02/20	$12,667	$16,484	$13,779
03/20	$9,474	$14,217	$10,380
04/20	$10,981	$16,100	$11,660
05/20	$11,562	$16,961	$11,995
06/20	$11,625	$17,349	$12,342
07/20	$12,001	$18,334	$12,596
08/20	$12,622	$19,662	$13,275
09/20	$12,105	$18,946	$12,657
10/20	$12,537	$18,537	$13,110
11/20	$15,048	$20,792	$15,641
12/20	$16,237	$21,728	$16,880
01/21	$17,088	$21,631	$17,768
02/21	$18,772	$22,307	$19,437
03/21	$19,548	$23,107	$20,453
04/21	$20,230	$24,298	$20,867
05/21	$20,741	$24,409	$21,516
06/21	$20,632	$25,010	$21,386
07/21	$19,924	$25,433	$20,620
08/21	$20,416	$26,159	$21,173
09/21	$20,337	$24,985	$20,748
10/21	$21,734	$26,675	$21,539
11/21	$21,173	$26,269	$20,804
12/21	$21,811	$27,303	$21,652
01/22	$20,562	$25,697	$20,390
02/22	$21,111	$25,049	$20,727
03/22	$21,229	$25,862	$21,133
04/22	$19,550	$23,541	$19,493
05/22	$20,013	$23,509	$19,867
06/22	$18,030	$21,543	$17,904
07/22	$19,567	$23,564	$19,638
08/22	$18,976	$22,684	$19,017
09/22	$17,172	$20,581	$17,079
10/22	$19,132	$22,269	$19,229
11/22	$20,168	$23,431	$19,816
12/22	$18,871	$22,059	$18,516
01/23	$20,350	$23,578	$20,283
02/23	$20,143	$23,027	$19,815
03/23	$19,077	$23,643	$18,395
04/23	$18,985	$23,895	$17,936
05/23	$18,366	$23,988	$17,583
06/23	$19,855	$25,626	$18,980
07/23	$21,025	$26,544	$20,412
08/23	$20,186	$26,032	$19,430
09/23	$19,099	$24,792	$18,418
10/23	$18,094	$24,135	$17,319
11/23	$19,560	$26,385	$18,878
12/23	$21,561	$27,785	$21,228
01/24	$20,674	$28,093	$20,264
02/24	$21,561	$29,613	$20,927
03/24	$22,596	$30,569	$21,844
04/24	$21,573	$29,224	$20,452
05/24	$22,583	$30,604	$21,409
06/24	$22,060	$31,552	$21,048
07/24	$24,149	$32,138	$23,613
08/24	$23,868	$32,838	$23,170
09/24	$24,009	$33,517	$23,184
10/24	$23,967	$33,271	$22,822
11/24	$26,279	$35,484	$25,023
12/24	$24,097	$34,400	$22,938
01/25	$24,604	$35,486	$23,409
02/25	$23,526	$34,806	$22,513
03/25	$22,003	$32,775	$21,162
04/25	$21,146	$32,556	$20,312
05/25	$22,209	$34,619	$21,165
06/25	$23,308	$36,378	$22,213
07/25	$23,589	$37,179	$22,605
08/25	$25,541	$38,039	$24,520
09/25	$25,723	$39,352	$25,013
10/25	$25,393	$40,196	$25,075
11/25	$26,087	$40,306	$25,780
12/25	$26,123	$40,298	$25,827
01/26	$27,702	$40,923	$27,598
02/26	$28,492	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	21.11	8.70	11.04
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Institutional 3 Class | ASR230_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional 3 Class | ASR230_17_(04/26) |

Columbia Small Cap Value and Inflection Fund

Institutional Class | NSVAX

Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Columbia Small Cap Value and Inflection Fund (the Fund) for the period of March 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$105	0.95%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the financials, consumer staples and utilities sectors boosted the Fund’s relative performance during the annual period.

Allocations | Smaller allocations to the financials and utilities sectors and a larger allocation to the information technology sector buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in MP Materials, a rare earths company; Modine Manufacturing, an HVAC company; Dycom Industries, a telecom infrastructure contractor; Amkor Technology, a semiconductor packaging and testing company; and an overweight to Victoria’s Secret, a specialty retailer, were top contributors to the Fund’s relative performance during the period.

Top Performance Detractors

Stock selection | Selections in the health care, materials and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Smaller weightings in the communication services and energy sectors and a larger weighting in the consumer discretionary sector detracted from the Fund’s relative performance during the annual period.

Individual holdings | Lack of ownership of EchoStar, a telecom company; Hecla Mining, a precious metals miner; and Coeur Mining, a precious metals miner, were top detractors from the Fund’s relative performance during the period. Positions in Alaska Air Group, an airline, and Cousins Properties, an office REIT, were also top detractors from the Fund’s relative performance during the period.

Columbia Small Cap Value and Inflection Fund | Institutional Class | ASR230_08_(04/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Small Cap Value and Inflection Fund Institutional Class ($27,929)	Russell 3000® Index ($40,728)	Russell 2000® Value Index ($28,130)
02/16	$10,000	$10,000	$10,000
03/16	$10,758	$10,704	$10,829
04/16	$10,828	$10,770	$11,058
05/16	$10,996	$10,963	$11,261
06/16	$10,986	$10,986	$11,295
07/16	$11,546	$11,422	$11,905
08/16	$11,709	$11,451	$12,200
09/16	$11,787	$11,469	$12,297
10/16	$11,333	$11,221	$11,892
11/16	$12,858	$11,723	$13,471
12/16	$13,214	$11,952	$14,027
01/17	$13,303	$12,176	$13,927
02/17	$13,526	$12,629	$14,129
03/17	$13,311	$12,638	$14,009
04/17	$13,400	$12,772	$14,064
05/17	$13,044	$12,903	$13,626
06/17	$13,408	$13,019	$14,103
07/17	$13,502	$13,264	$14,192
08/17	$13,314	$13,290	$13,843
09/17	$14,181	$13,614	$14,823
10/17	$14,290	$13,911	$14,843
11/17	$14,681	$14,334	$15,272
12/17	$14,660	$14,477	$15,127
01/18	$14,897	$15,240	$15,313
02/18	$14,163	$14,678	$14,547
03/18	$14,261	$14,384	$14,727
04/18	$14,440	$14,438	$14,983
05/18	$15,027	$14,846	$15,854
06/18	$14,914	$14,943	$15,950
07/18	$15,215	$15,439	$16,232
08/18	$15,666	$15,981	$16,618
09/18	$15,106	$16,008	$16,206
10/18	$13,651	$14,829	$14,755
11/18	$13,885	$15,126	$14,993
12/18	$12,100	$13,718	$13,181
01/19	$13,548	$14,896	$14,622
02/19	$14,176	$15,419	$15,191
03/19	$13,751	$15,645	$14,753
04/19	$14,351	$16,269	$15,311
05/19	$13,189	$15,216	$14,060
06/19	$14,016	$16,285	$14,956
07/19	$13,997	$16,527	$14,980
08/19	$13,206	$16,190	$14,144
09/19	$13,620	$16,475	$14,870
10/19	$13,837	$16,829	$15,230
11/19	$14,157	$17,469	$15,587
12/19	$14,595	$17,973	$16,132
01/20	$13,963	$17,954	$15,262
02/20	$12,565	$16,484	$13,779
03/20	$9,395	$14,217	$10,380
04/20	$10,889	$16,100	$11,660
05/20	$11,464	$16,961	$11,995
06/20	$11,518	$17,349	$12,342
07/20	$11,894	$18,334	$12,596
08/20	$12,500	$19,662	$13,275
09/20	$11,980	$18,946	$12,657
10/20	$12,413	$18,537	$13,110
11/20	$14,896	$20,792	$15,641
12/20	$16,072	$21,728	$16,880
01/21	$16,913	$21,631	$17,768
02/21	$18,577	$22,307	$19,437
03/21	$19,340	$23,107	$20,453
04/21	$20,008	$24,298	$20,867
05/21	$20,520	$24,409	$21,516
06/21	$20,410	$25,010	$21,386
07/21	$19,705	$25,433	$20,620
08/21	$20,178	$26,159	$21,173
09/21	$20,108	$24,985	$20,748
10/21	$21,486	$26,675	$21,539
11/21	$20,923	$26,269	$20,804
12/21	$21,550	$27,303	$21,652
01/22	$20,314	$25,697	$20,390
02/22	$20,855	$25,049	$20,727
03/22	$20,966	$25,862	$21,133
04/22	$19,310	$23,541	$19,493
05/22	$19,763	$23,509	$19,867
06/22	$17,796	$21,543	$17,904
07/22	$19,316	$23,564	$19,638
08/22	$18,722	$22,684	$19,017
09/22	$16,939	$20,581	$17,079
10/22	$18,870	$22,269	$19,229
11/22	$19,888	$23,431	$19,816
12/22	$18,605	$22,059	$18,516
01/23	$20,064	$23,578	$20,283
02/23	$19,852	$23,027	$19,815
03/23	$18,805	$23,643	$18,395
04/23	$18,723	$23,895	$17,936
05/23	$18,100	$23,988	$17,583
06/23	$19,574	$25,626	$18,980
07/23	$20,715	$26,544	$20,412
08/23	$19,890	$26,032	$19,430
09/23	$18,810	$24,792	$18,418
10/23	$17,827	$24,135	$17,319
11/23	$19,259	$26,385	$18,878
12/23	$21,229	$27,785	$21,228
01/24	$20,343	$28,093	$20,264
02/24	$21,216	$29,613	$20,927
03/24	$22,241	$30,569	$21,844
04/24	$21,216	$29,224	$20,452
05/24	$22,216	$30,604	$21,409
06/24	$21,697	$31,552	$21,048
07/24	$23,738	$32,138	$23,613
08/24	$23,463	$32,838	$23,170
09/24	$23,607	$33,517	$23,184
10/24	$23,550	$33,271	$22,822
11/24	$25,822	$35,484	$25,023
12/24	$23,675	$34,400	$22,938
01/25	$24,169	$35,486	$23,409
02/25	$23,116	$34,806	$22,513
03/25	$21,617	$32,775	$21,162
04/25	$20,761	$32,556	$20,312
05/25	$21,798	$34,619	$21,165
06/25	$22,873	$36,378	$22,213
07/25	$23,149	$37,179	$22,605
08/25	$25,059	$38,039	$24,520
09/25	$25,231	$39,352	$25,013
10/25	$24,904	$40,196	$25,075
11/25	$25,576	$40,306	$25,780
12/25	$25,626	$40,298	$25,827
01/26	$27,161	$40,923	$27,598
02/26	$27,929	$40,728	$28,130
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.82	8.50	10.82
Russell 3000® Index	17.02	12.80	15.08
Russell 2000® Value Index	24.95	7.67	10.90

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$826,343,737
Total number of portfolio holdings	101
Management services fees (represents 0.85% of Fund average net assets)	$7,007,299
Portfolio turnover for the reporting period	115%

Columbia Small Cap Value and Inflection Fund | Institutional Class | ASR230_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Financials	19.7%
Industrials	15.6%
Real Estate	12.4%
Consumer Discretionary	12.1%
Information Technology	9.4%
Energy	9.3%
Health Care	7.0%
Materials	6.0%
Consumer Staples	4.1%
Utilities	2.6%
Other	0.9%

Top Holdings

Table Summary
Phillips Edison & Co., Inc.	2.1%
BankUnited, Inc.	1.8%
California Resources Corp.	1.8%
StoneX Group, Inc.	1.7%
Essent Group Ltd.	1.7%
Texas Capital Bancshares, Inc.	1.7%
Fulton Financial Corp.	1.6%
Polaris, Inc.	1.6%
Amneal Pharmaceuticals, Inc.	1.6%
Taylor Morrison Home Corp., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	99.1%
Other	0.6%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Effective September 1, 2025, the Fund's name was changed from Columbia Small Cap Value Fund II to Columbia Small Cap Value and Inflection Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Value and Inflection Fund | Institutional Class | ASR230_08_(04/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Mr. Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	February 28, 2026	February 28, 2025	February 28, 2026	February 28, 2025
Audit fees (a)	328,240	315,230	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	160,468	153,089	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a)

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)	All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.
(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Convertible Securities Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Convertible Securities Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 1.8%
Issuer	Shares	Value ($)
Information Technology 0.7%
Electronic Equipment, Instruments & Components 0.7%
Vishay Intertechnology, Inc.	600,000	11,232,000
Total Information Technology		11,232,000
Real Estate 0.6%
Specialized REITs 0.6%
Digital Realty Trust, Inc.	50,000	8,860,000
Total Real Estate		8,860,000
Utilities 0.5%
Multi-Utilities 0.5%
CenterPoint Energy, Inc.	200,000	8,700,000
Total Utilities		8,700,000
Total Common Stocks (Cost $24,461,137)		28,792,000

Convertible Bonds 78.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
AeroVironment, Inc.(a)
07/15/2030	0.000%	11,000,000	12,595,000
Astronics Corp.(a),(b)
01/15/2031	0.000%	6,500,000	10,439,000
Intuitive Machines, Inc.(b)
10/01/2030	2.500%	4,500,000	7,297,200
Rocket Lab USA, Inc.(b)
02/01/2029	4.250%	500,000	6,729,375
Total			37,060,575
Automotive 1.0%
Rivian Automotive, Inc.
10/15/2030	3.625%	16,250,000	15,925,561
Banking 0.8%
Barclays Bank PLC
02/16/2029	1.000%	12,000,000	12,319,416
Brokerage/Asset Managers/Exchanges 1.6%
Galaxy Digital Holdings LP(b)
12/01/2029	2.500%	8,500,000	10,354,800
WisdomTree, Inc.(b)
08/15/2030	4.625%	12,000,000	14,220,000
Total			24,574,800
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
BlackSky Technology, Inc.(b)
08/01/2033	8.250%	7,000,000	7,722,455
Consumer Cyclical Services 2.6%
DoorDash, Inc.(a),(b)
05/15/2030	0.000%	10,000,000	9,657,629
Trip.com Group Ltd.
06/15/2029	0.750%	12,000,000	12,672,000
Uber Technologies, Inc.(a),(b)
05/15/2028	0.000%	8,020,000	8,164,360
Uber Technologies, Inc.
12/01/2028	0.875%	9,000,000	11,119,500
Total			41,613,489
Consumer Products 0.5%
LCI Industries(b)
03/01/2030	3.000%	6,000,000	7,611,000
Diversified Manufacturing 5.1%
Advanced Energy Industries, Inc.
09/15/2028	2.500%	4,500,000	11,162,250
Bloom Energy Corp.(a),(b)
11/15/2030	0.000%	35,000,000	41,125,000
BWX Technologies, Inc.(a),(b)
11/01/2030	0.000%	16,000,000	16,688,000
JBT Marel Corp.(b)
09/15/2030	0.375%	11,000,000	11,687,500
Total			80,662,750
Electric 4.0%
Alliant Energy Corp.(b)
05/30/2028	3.250%	12,000,000	12,818,057
CMS Energy Corp.
05/01/2028	3.375%	11,500,000	13,069,750
FirstEnergy Corp.(b)
01/15/2031	3.875%	11,000,000	12,804,000
PPL Capital Funding, Inc.(b)
12/01/2030	3.000%	12,000,000	12,564,000
WEC Energy Group, Inc.
06/01/2029	4.375%	10,000,000	12,495,000
Total			63,750,807
Finance Companies 1.1%
Hercules Capital, Inc.(b)
09/01/2028	4.750%	10,000,000	9,641,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Technologies, Inc.(b)
03/15/2029	1.250%	4,000,000	7,968,000
Total			17,609,000
Health Care 4.1%
Integer Holdings Corp.
02/15/2028	2.125%	8,200,000	9,626,800
Lantheus Holdings, Inc.
12/15/2027	2.625%	10,000,000	11,965,000
LivaNova PLC
03/15/2029	2.500%	8,000,000	9,913,600
Merit Medical Systems, Inc.(b)
02/01/2029	3.000%	10,000,000	11,285,000
Oscar Health, Inc.(b)
09/01/2030	2.250%	12,000,000	11,754,000
Repligen Corp.
12/15/2028	1.000%	10,900,000	10,916,350
Total			65,460,750
Healthcare REIT 1.0%
Welltower OP LLC(b)
07/15/2029	3.125%	10,000,000	16,570,000
Home Construction 0.6%
Compass, Inc.(b)
04/15/2031	0.250%	10,000,000	9,538,407
Independent Energy 0.5%
Ramaco Resources, Inc.(a)
11/01/2031	0.000%	10,000,000	7,838,000
Leisure 3.7%
IMAX Corp.(b)
11/15/2030	0.750%	8,000,000	9,616,000
Live Nation Entertainment, Inc.
01/15/2030	2.875%	33,000,000	36,960,000
NCL Corp., Ltd.(b)
09/15/2030	0.750%	12,000,000	12,434,351
Total			59,010,351
Metals and Mining 3.2%
Caledonia Mining Corp. PLC(b)
01/15/2033	5.875%	6,920,000	8,110,240
Centrus Energy Corp.(a),(b)
08/15/2032	0.000%	10,000,000	11,530,000
Endeavour Silver Corp.(b)
01/15/2031	0.250%	5,900,000	8,203,360
Energy Fuels, Inc.(b)
11/01/2031	0.750%	9,000,000	11,812,500
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MP Materials Corp.(b)
03/01/2030	3.000%	4,000,000	11,406,000
Total			51,062,100
Midstream 0.5%
UGI Corp.
06/01/2028	5.000%	6,000,000	8,556,000
Oil Field Services 0.7%
Solaris Energy Infrastructure, Inc.
10/01/2031	0.250%	8,900,000	10,429,186
Other Financial Institutions 1.6%
MARA Holdings, Inc.(a)
06/01/2031	0.000%	10,900,000	9,493,900
TeraWulf, Inc.(b)
09/01/2031	1.000%	10,400,000	15,869,701
Total			25,363,601
Other Industry 0.7%
Fluor Corp.
08/15/2029	1.125%	8,000,000	10,648,000
Pharmaceuticals 7.5%
Bridgebio Pharma, Inc.(b)
03/01/2031	1.750%	6,000,000	9,372,000
02/01/2033	0.750%	10,000,000	9,585,000
Cytokinetics, Inc.(b)
10/01/2031	1.750%	10,000,000	12,426,795
Guardant Health, Inc.(a),(b)
05/15/2033	0.000%	16,000,000	17,060,000
Halozyme Therapeutics, Inc.(b)
11/15/2032	0.875%	14,850,000	15,399,450
Ionis Pharmaceuticals, Inc.(a),(b)
12/01/2030	0.000%	19,000,000	20,906,552
Jazz Investments I Ltd.
09/15/2030	3.125%	12,000,000	17,132,719
Zoetis, Inc.(b)
06/15/2029	0.250%	16,000,000	16,760,000
Total			118,642,516
Retail REIT 0.5%
Realty Income Corp.(b)
01/15/2029	3.500%	7,850,000	8,353,423
Retailers 0.5%
Alibaba Group Holding Ltd.
06/01/2031	0.500%	5,000,000	7,705,000
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 32.6%
Akamai Technologies, Inc.(b)
05/15/2033	0.250%	16,500,000	20,659,650
Arrowhead Pharmaceuticals, Inc.(a)
01/15/2032	0.000%	4,958,000	5,220,774
Ascendis Pharma A/S
04/01/2028	2.250%	5,000,000	7,507,500
Canadian Solar, Inc.(b)
01/15/2031	3.250%	7,400,000	7,133,600
Celcuity, Inc.
08/01/2031	2.750%	3,000,000	7,197,900
Check Point Software Technologies Ltd.(a),(b)
12/15/2030	0.000%	17,000,000	16,175,883
Cloudflare, Inc.(a),(b)
06/15/2030	0.000%	15,000,000	15,726,000
Cogent Biosciences, Inc.
11/15/2031	1.625%	7,500,000	9,279,750
Cohu, Inc.(b)
01/15/2031	1.500%	7,500,000	10,035,000
CoreWeave, Inc.(b)
12/01/2031	1.750%	20,000,000	20,620,861
CyberArk Software Ltd.(a),(b)
06/15/2030	0.000%	11,000,000	11,223,019
Evolent Health, Inc.
12/01/2029	3.500%	7,000,000	3,920,000
IREN Ltd.(b)
06/01/2033	1.000%	9,000,000	9,027,000
KalVista Pharmaceuticals, Inc.(b)
10/01/2031	3.250%	6,000,000	7,790,638
Ligand Pharmaceuticals, Inc.(b)
10/01/2030	0.750%	10,000,000	12,139,000
Lumentum Holdings, Inc.(b)
03/15/2032	0.375%	19,000,000	72,646,500
MACOM Technology Solutions Holdings, Inc.(a)
12/15/2029	0.000%	11,500,000	18,244,750
MicroStrategy, Inc.
03/15/2031	0.875%	12,000,000	11,562,000
Mirion Technologies, Inc.(b)
06/01/2030	0.250%	7,500,000	8,907,719
MKS, Inc.
06/01/2030	1.250%	9,000,000	15,655,500
Nebius Group NV(b)
09/15/2030	1.000%	12,000,000	12,254,400
09/15/2032	2.750%	7,700,000	7,619,150
Nova Ltd.(a),(b)
09/15/2030	0.000%	8,000,000	12,452,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nutanix, Inc.
10/01/2027	0.250%	8,900,000	9,162,550
OSI Systems, Inc.(b)
02/01/2031	0.500%	11,880,000	12,591,612
Parsons Corp.
03/01/2029	2.625%	11,000,000	11,522,500
Plug Power, Inc.(b)
12/01/2033	6.750%	5,950,000	6,018,768
Seagate HDD
06/01/2028	3.500%	4,000,000	19,726,000
Semtech Corp.(a),(b)
10/15/2030	0.000%	16,000,000	19,261,619
Snowflake, Inc.(a)
10/01/2029	0.000%	8,500,000	11,135,000
Super Micro Computer, Inc.
03/01/2029	3.500%	20,000,000	18,568,717
Super Micro Computer, Inc.(a),(b)
06/15/2030	0.000%	8,000,000	7,185,600
Synaptics, Inc.
12/01/2031	0.750%	11,500,000	13,179,000
Tempus AI, Inc.(b)
07/15/2030	0.750%	11,000,000	11,306,374
Ultra Clean Holdings, Inc.(a),(b),(c)
03/15/2031	0.000%	7,900,000	8,261,698
Western Digital Corp.
11/15/2028	3.000%	6,500,000	48,241,700
Total			519,159,732
Transportation Services 0.3%
Hertz Corp. (The)(b)
10/01/2030	5.500%	7,000,000	4,830,000
Wireless 0.7%
AST SpaceMobile, Inc.(b)
01/15/2036	2.000%	11,000,000	11,440,000
Total Convertible Bonds (Cost $1,051,702,444)			1,243,456,919

Convertible Preferred Stocks 18.0%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Household Durables 0.5%
Whirlpool Corp.	8.500%	160,000	7,857,600
Total Consumer Discretionary			7,857,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 2.7%
Banks 2.3%
Bank of America Corp.(d)	7.250%	29,648	36,852,761
Capital Markets 0.4%
KKR & Co., Inc.	6.250%	135,000	5,319,000
Total Financials			42,171,761
Health Care 1.2%
Health Care Providers & Services 0.4%
BrightSpring Health Services, Inc.	6.750%	50,000	6,937,593
Life Sciences Tools & Services 0.8%
Bruker Corp.	6.375%	40,000	12,597,200
Total Health Care			19,534,793
Industrials 4.1%
Aerospace & Defense 3.5%
Boeing Co. (The)	6.000%	550,000	39,952,000
VSE Corp.	5.750%	277,500	16,081,125
Total			56,033,125
Trading Companies & Distributors 0.6%
QXO, Inc.	5.500%	150,000	9,959,006
Total Industrials			65,992,131
Information Technology 3.5%
Electronic Equipment, Instruments & Components 0.8%
Novanta, Inc.	6.500%	220,000	12,971,200
Semiconductors & Semiconductor Equipment 0.8%
Microchip Technology, Inc.	7.500%	200,000	12,970,000
Software 1.3%
Oracle Corp.	6.500%	450,000	20,641,500
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	7.625%	150,000	8,900,976
Total Information Technology			55,483,676
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	150,000	10,715,146
Total Materials			10,715,146
Utilities 5.3%
Electric Utilities 5.3%
NextEra Energy, Inc.	7.299%	300,000	17,085,124
NextEra Energy, Inc.	7.234%	450,000	23,467,500
NextEra Energy, Inc.	7.125%	400,000	20,355,806
PG&E Corp.	6.000%	200,000	9,237,967
Southern Co. (The)	7.125%	275,000	14,742,473
Total			84,888,870
Total Utilities			84,888,870
Total Convertible Preferred Stocks (Cost $256,877,136)			286,643,977

Preferred Stocks 0.6%

Utilities 0.6%
Electric Utilities 0.6%
PPL Corp.	7.000%	162,000	8,357,580
Total Utilities			8,357,580
Total Preferred Stocks (Cost $8,100,000)			8,357,580

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(f)	54,330,699	54,319,833
Total Money Market Funds (Cost $54,311,463)		54,319,833
Total Investments in Securities (Cost: $1,395,452,180)		1,621,570,309
Other Assets & Liabilities, Net		(31,025,497)
Net Assets		1,590,544,812
Notes to Portfolio of Investments
(a)	Zero coupon bond.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $780,790,246, which represents 49.09% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Perpetual security with no specified maturity date.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2026.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Convertible Securities Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Notes to Portfolio of Investments (continued)
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	24,019,462	897,612,492	(867,317,051)	4,930	54,319,833	(23,443)	1,350,202	54,330,699
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Information Technology	11,232,000	—	—	11,232,000
Real Estate	8,860,000	—	—	8,860,000
Utilities	8,700,000	—	—	8,700,000
Total Common Stocks	28,792,000	—	—	28,792,000
Convertible Bonds	—	1,243,456,919	—	1,243,456,919
Convertible Preferred Stocks
Consumer Discretionary	—	7,857,600	—	7,857,600
Financials	—	42,171,761	—	42,171,761
Health Care	—	19,534,793	—	19,534,793
Industrials	—	65,992,131	—	65,992,131
Information Technology	—	55,483,676	—	55,483,676
Materials	—	10,715,146	—	10,715,146
Utilities	—	84,888,870	—	84,888,870
Total Convertible Preferred Stocks	—	286,643,977	—	286,643,977
Preferred Stocks
Utilities	—	8,357,580	—	8,357,580
Total Preferred Stocks	—	8,357,580	—	8,357,580
Money Market Funds	54,319,833	—	—	54,319,833
Total Investments in Securities	83,111,833	1,538,458,476	—	1,621,570,309
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Convertible Securities Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,341,140,717)	$1,567,250,476
Affiliated issuers (cost $54,311,463)	54,319,833
Receivable for:
Capital shares sold	1,610,447
Dividends	1,519,907
Interest	4,208,778
Expense reimbursement due from Investment Manager	2,476
Prepaid expenses	5,301
Total assets	1,628,917,218
Liabilities
Payable for:
Investments purchased	29,275,219
Investments purchased on a delayed delivery basis	7,900,000
Capital shares redeemed	810,727
Management services fees	33,515
Distribution and/or service fees	2,734
Transfer agent fees	82,312
Compensation of chief compliance officer	248
Compensation of board members	2,981
Other expenses	48,928
Deferred compensation of board members	215,742
Total liabilities	38,372,406
Net assets applicable to outstanding capital stock	$1,590,544,812
Represented by
Paid in capital	1,315,279,321
Total distributable earnings (loss)	275,265,491
Total - representing net assets applicable to outstanding capital stock	$1,590,544,812
Class A
Net assets	$308,176,988
Shares outstanding	11,257,971
Net asset value per share	$27.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$29.04
Class C
Net assets	$21,821,842
Shares outstanding	801,969
Net asset value per share	$27.21
Institutional Class
Net assets	$715,297,438
Shares outstanding	26,059,962
Net asset value per share	$27.45
Institutional 2 Class
Net assets	$164,676,393
Shares outstanding	5,924,867
Net asset value per share	$27.79
Institutional 3 Class
Net assets	$371,283,104
Shares outstanding	13,177,526
Net asset value per share	$28.18
Class S
Net assets	$9,289,047
Shares outstanding	338,389
Net asset value per share	$27.45
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
9

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$12,841,745
Dividends — affiliated issuers	1,350,202
Interest	20,407,792
Interfund lending	35
Total income	34,599,774
Expenses:
Management services fees	10,354,758
Distribution and/or service fees
Class A	698,175
Class C	218,367
Transfer agent fees
Class A	256,154
Class C	20,064
Institutional Class	589,404
Institutional 2 Class	86,558
Institutional 3 Class	9,370
Class S	8,578
Custodian fees	17,036
Printing and postage fees	61,673
Registration fees	144,220
Accounting services fees	33,323
Legal fees	36,641
Compensation of chief compliance officer	231
Compensation of board members	24,742
Deferred compensation of board members	32,215
Other	38,515
Total expenses	12,630,024
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(894,456)
Expense reduction	(260)
Total net expenses	11,735,308
Net investment income	22,864,466
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	95,706,246
Investments — affiliated issuers	(23,443)
Net realized gain	95,682,803
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	209,364,517
Investments — affiliated issuers	4,930
Net change in unrealized appreciation (depreciation)	209,369,447
Net realized and unrealized gain	305,052,250
Net increase in net assets resulting from operations	$327,916,716
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Convertible Securities Fund  | 2026

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$22,864,466	$23,578,097
Net realized gain	95,682,803	83,080,832
Net change in unrealized appreciation (depreciation)	209,369,447	13,019,491
Net increase in net assets resulting from operations	327,916,716	119,678,420
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,336,087)	(5,517,946)
Advisor Class	—	(1,580,454)
Class C	(186,592)	(376,780)
Institutional Class	(11,509,791)	(13,010,025)
Institutional 2 Class	(2,909,954)	(3,624,047)
Institutional 3 Class	(4,098,469)	(2,851,779)
Class R	—	(3,883)
Class S	(170,309)	(59,139)
Total distributions to shareholders	(23,211,202)	(27,024,053)
Increase (decrease) in net assets from capital stock activity	130,222,340	(299,215,267)
Total increase (decrease) in net assets	434,927,854	(206,560,900)
Net assets at beginning of year	1,155,616,958	1,362,177,858
Net assets at end of year	$1,590,544,812	$1,155,616,958
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	719,150	17,748,041	501,854	10,666,183
Distributions reinvested	124,921	2,927,275	180,398	3,781,882
Shares redeemed	(1,748,801)	(41,862,069)	(2,449,980)	(51,295,376)
Net decrease	(904,730)	(21,186,753)	(1,767,728)	(36,847,311)
Advisor Class
Shares sold	—	—	738,250	15,589,577
Distributions reinvested	—	—	75,473	1,575,595
Shares redeemed	—	—	(5,311,403)	(119,534,267)
Net decrease	—	—	(4,497,680)	(102,369,095)
Class C
Shares sold	48,297	1,160,360	30,049	633,048
Distributions reinvested	7,690	176,690	16,810	349,796
Shares redeemed	(331,275)	(7,805,457)	(623,691)	(13,081,092)
Net decrease	(275,288)	(6,468,407)	(576,832)	(12,098,248)
Institutional Class
Shares sold	5,502,033	136,614,674	7,947,390	173,962,781
Distributions reinvested	458,105	10,783,908	572,835	12,067,307
Shares redeemed	(8,021,395)	(194,687,211)	(7,738,314)	(164,292,546)
Net increase (decrease)	(2,061,257)	(47,288,629)	781,911	21,737,542
Institutional 2 Class
Shares sold	625,129	15,240,065	835,723	17,917,077
Distributions reinvested	115,579	2,754,280	160,892	3,419,984
Shares redeemed	(1,791,733)	(44,505,084)	(2,203,401)	(46,529,427)
Net decrease	(1,051,025)	(26,510,739)	(1,206,786)	(25,192,366)
Institutional 3 Class
Shares sold	14,389,673	363,071,640	415,464	8,978,924
Distributions reinvested	139,945	3,589,943	101,676	2,162,369
Shares redeemed	(5,081,759)	(132,083,176)	(7,945,864)	(164,405,782)
Net increase (decrease)	9,447,859	234,578,407	(7,428,724)	(153,264,489)
Class R
Shares sold	—	—	178	3,599
Distributions reinvested	—	—	185	3,745
Shares redeemed	—	—	(52,149)	(1,039,668)
Net decrease	—	—	(51,786)	(1,032,324)
Class S
Shares sold	3,149	76,172	514,598	11,022,207
Distributions reinvested	7,279	170,309	2,631	59,139
Shares redeemed	(133,412)	(3,148,020)	(55,856)	(1,230,322)
Net increase (decrease)	(122,984)	(2,901,539)	461,373	9,851,024
Total net increase (decrease)	5,032,575	130,222,340	(14,286,252)	(299,215,267)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Convertible Securities Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Convertible Securities Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$21.88	0.37	5.49	5.86	(0.37)	—	(0.37)
Year Ended 2/28/2025	$20.22	0.37	1.72	2.09	(0.43)	—	(0.43)
Year Ended 2/29/2024	$19.36	0.46	0.91	1.37	(0.51)	—	(0.51)
Year Ended 2/28/2023	$23.74	0.38	(2.93)	(2.55)	(0.39)	(1.44)	(1.83)
Year Ended 2/28/2022	$32.01	0.24	(2.84)	(2.60)	(0.22)	(5.45)	(5.67)
Class C
Year Ended 2/28/2026	$21.76	0.19	5.45	5.64	(0.19)	—	(0.19)
Year Ended 2/28/2025	$20.10	0.21	1.72	1.93	(0.27)	—	(0.27)
Year Ended 2/29/2024	$19.25	0.32	0.90	1.22	(0.37)	—	(0.37)
Year Ended 2/28/2023	$23.60	0.22	(2.89)	(2.67)	(0.24)	(1.44)	(1.68)
Year Ended 2/28/2022	$31.88	0.03	(2.85)	(2.82)	(0.01)	(5.45)	(5.46)
Institutional Class
Year Ended 2/28/2026	$21.94	0.43	5.51	5.94	(0.43)	—	(0.43)
Year Ended 2/28/2025	$20.27	0.43	1.72	2.15	(0.48)	—	(0.48)
Year Ended 2/29/2024	$19.41	0.51	0.91	1.42	(0.56)	—	(0.56)
Year Ended 2/28/2023	$23.79	0.43	(2.92)	(2.49)	(0.45)	(1.44)	(1.89)
Year Ended 2/28/2022	$32.08	0.31	(2.86)	(2.55)	(0.29)	(5.45)	(5.74)
Institutional 2 Class
Year Ended 2/28/2026	$22.21	0.44	5.58	6.02	(0.44)	—	(0.44)
Year Ended 2/28/2025	$20.51	0.44	1.75	2.19	(0.49)	—	(0.49)
Year Ended 2/29/2024	$19.64	0.53	0.91	1.44	(0.57)	—	(0.57)
Year Ended 2/28/2023	$24.05	0.46	(2.97)	(2.51)	(0.46)	(1.44)	(1.90)
Year Ended 2/28/2022	$32.36	0.33	(2.88)	(2.55)	(0.31)	(5.45)	(5.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Convertible Securities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$27.37	27.07%	1.15%	1.08% (c)	1.53%	212%	$308,177
Year Ended 2/28/2025	$21.88	10.43%	1.16%	1.07% (c)	1.77%	108%	$266,166
Year Ended 2/29/2024	$20.22	7.25%	1.16%	1.09% (c)	2.38%	72%	$281,630
Year Ended 2/28/2023	$19.36	(10.29% )	1.14% (d)	1.12% (c),(d)	1.88%	59%	$311,254
Year Ended 2/28/2022	$23.74	(9.04% )	1.10% (d)	1.10% (c),(d)	0.83%	92%	$413,074
Class C
Year Ended 2/28/2026	$27.21	26.10%	1.90%	1.83% (c)	0.79%	212%	$21,822
Year Ended 2/28/2025	$21.76	9.67%	1.91%	1.82% (c)	1.02%	108%	$23,437
Year Ended 2/29/2024	$20.10	6.42%	1.91%	1.84% (c)	1.63%	72%	$33,250
Year Ended 2/28/2023	$19.25	(10.94% )	1.89% (d)	1.87% (c),(d)	1.10%	59%	$45,631
Year Ended 2/28/2022	$23.60	(9.76% )	1.85% (d)	1.85% (c),(d)	0.09%	92%	$77,910
Institutional Class
Year Ended 2/28/2026	$27.45	27.40%	0.90%	0.83% (c)	1.78%	212%	$715,297
Year Ended 2/28/2025	$21.94	10.73%	0.91%	0.82% (c)	2.02%	108%	$616,999
Year Ended 2/29/2024	$20.27	7.50%	0.91%	0.84% (c)	2.63%	72%	$554,094
Year Ended 2/28/2023	$19.41	(10.04% )	0.89% (d)	0.87% (c),(d)	2.09%	59%	$642,404
Year Ended 2/28/2022	$23.79	(8.84% )	0.85% (d)	0.85% (c),(d)	1.09%	92%	$1,094,312
Institutional 2 Class
Year Ended 2/28/2026	$27.79	27.44%	0.86%	0.79%	1.82%	212%	$164,676
Year Ended 2/28/2025	$22.21	10.79%	0.87%	0.78%	2.06%	108%	$154,947
Year Ended 2/29/2024	$20.51	7.51%	0.86%	0.79%	2.69%	72%	$167,854
Year Ended 2/28/2023	$19.64	(10.00% )	0.85% (d)	0.82% (d)	2.22%	59%	$159,146
Year Ended 2/28/2022	$24.05	(8.77% )	0.80% (d)	0.79% (d)	1.14%	92%	$180,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2026	$22.51	0.44	5.68	6.12	(0.45)	—	(0.45)
Year Ended 2/28/2025	$20.78	0.46	1.77	2.23	(0.50)	—	(0.50)
Year Ended 2/29/2024	$19.89	0.55	0.92	1.47	(0.58)	—	(0.58)
Year Ended 2/28/2023	$24.32	0.48	(3.00)	(2.52)	(0.47)	(1.44)	(1.91)
Year Ended 2/28/2022	$32.66	0.35	(2.92)	(2.57)	(0.32)	(5.45)	(5.77)
Class S
Year Ended 2/28/2026	$21.94	0.43	5.51	5.94	(0.43)	—	(0.43)
Year Ended 2/28/2025(e)	$21.35	0.18	0.53	0.71	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Convertible Securities Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2026	$28.18	27.53%	0.81%	0.74%	1.73%	212%	$371,283
Year Ended 2/28/2025	$22.51	10.85%	0.82%	0.73%	2.12%	108%	$83,945
Year Ended 2/29/2024	$20.78	7.57%	0.81%	0.74%	2.74%	72%	$231,868
Year Ended 2/28/2023	$19.89	(9.93% )	0.80% (d)	0.78% (d)	2.36%	59%	$116,903
Year Ended 2/28/2022	$24.32	(8.74% )	0.75% (d)	0.75% (d)	1.18%	92%	$101,658
Class S
Year Ended 2/28/2026	$27.45	27.40%	0.90%	0.83% (c)	1.80%	212%	$9,289
Year Ended 2/28/2025 (e)	$21.94	3.32%	0.94%	0.83%	2.01%	108%	$10,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Convertible Securities Fund  | 2026
17

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
Columbia Convertible Securities Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.77% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
20
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $260.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Convertible Securities Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	86,414
Class C	—	1.00 (b)	871

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.08	1.08
Class C	1.83	1.83
Institutional Class	0.83	0.83
Institutional 2 Class	0.79	0.79
Institutional 3 Class	0.75	0.74
Class S	0.83	0.83
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
22
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, investments in certain convertible securities, deemed distributions, trustees’ deferred compensation, defaulted securities/troubled debt and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
3,047,407	(8,674,407)	5,627,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
28,838,202	—	28,838,202	27,024,053	—	27,024,053
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
54,221,573	—	—	221,259,660
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,400,310,649	239,264,559	(18,004,899)	221,259,660
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	—	—	39,877,530
Columbia Convertible Securities Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,891,800,802 and $2,765,111,239, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	4.17	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included
24
Columbia Convertible Securities Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 20.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Convertible Securities Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
26
Columbia Convertible Securities Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Convertible Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Convertible Securities Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Convertible Securities Fund  | 2026
27

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction
16.15%	16.28%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
28
Columbia Convertible Securities Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Convertible Securities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN134_02_T01_(04/26)

Columbia Cornerstone Equity Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Cornerstone Equity Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 11.5%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	917,403	25,696,458
Interactive Media & Services 9.9%
Alphabet, Inc., Class C	335,253	104,407,842
Meta Platforms, Inc., Class A(a)	78,242	50,714,899
Total		155,122,741
Total Communication Services		180,819,199
Consumer Discretionary 12.5%
Automobiles 1.8%
General Motors Co.	227,060	17,871,893
Tesla, Inc.(b)	26,230	10,557,837
Total		28,429,730
Broadline Retail 4.6%
Amazon.com, Inc.(b)	342,545	71,934,450
Hotels, Restaurants & Leisure 2.0%
Hilton Worldwide Holdings, Inc.	46,487	14,493,717
Royal Caribbean Cruises Ltd.	52,934	16,460,356
Total		30,954,073
Specialty Retail 3.0%
Gap, Inc. (The)	866,539	24,297,754
TJX Companies, Inc. (The)	136,914	22,133,517
Total		46,431,271
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	286,289	17,801,450
Total Consumer Discretionary		195,550,974
Consumer Staples 4.0%
Consumer Staples Distribution & Retail 1.9%
Walmart, Inc.	235,748	30,163,956
Household Products 2.1%
Colgate-Palmolive Co.	136,660	13,548,472
Procter & Gamble Co. (The)	119,097	19,913,019
Total		33,461,491
Total Consumer Staples		63,625,447
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
Valero Energy Corp.	96,346	19,716,246
Total Energy		19,716,246
Financials 14.5%
Banks 7.2%
Bank of America Corp.	661,924	32,983,673
Citigroup, Inc.	305,394	33,651,365
JPMorgan Chase & Co.	157,154	47,193,346
Total		113,828,384
Capital Markets 3.5%
Charles Schwab Corp. (The)	260,152	24,766,470
Goldman Sachs Group, Inc. (The)(a)	34,667	29,798,713
Total		54,565,183
Financial Services 1.9%
MasterCard, Inc., Class A	56,480	29,212,021
Insurance 1.9%
Hartford Insurance Group, Inc. (The)	212,583	29,938,064
Total Financials		227,543,652
Health Care 10.5%
Biotechnology 2.3%
Insmed, Inc.(b)	73,975	11,046,687
Revolution Medicines, Inc.(b)	82,763	8,443,481
Vertex Pharmaceuticals, Inc.(b)	34,172	16,977,675
Total		36,467,843
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp.(b)	174,509	13,411,016
Intuitive Surgical, Inc.(b)	30,523	15,368,636
Total		28,779,652
Health Care Providers & Services 0.8%
Cencora, Inc.	34,394	12,799,383
Life Sciences Tools & Services 1.7%
Danaher Corp.	73,704	15,525,011
Illumina, Inc.(b)	81,666	10,980,810
Total		26,505,821
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.8%
Eli Lilly & Co.	35,247	37,079,492
Merck & Co., Inc.	185,704	22,993,869
Total		60,073,361
Total Health Care		164,626,060
Industrials 8.8%
Aerospace & Defense 2.0%
General Dynamics Corp.	85,460	30,513,493
Commercial Services & Supplies 2.3%
Cintas Corp.	93,934	18,892,945
Republic Services, Inc.	77,955	17,851,695
Total		36,744,640
Electrical Equipment 2.6%
Eaton Corp. PLC	45,527	17,114,510
nVent Electric PLC(a)	200,302	23,707,745
Total		40,822,255
Machinery 1.9%
Parker-Hannifin Corp.	29,087	29,354,019
Total Industrials		137,434,407
Information Technology 30.1%
Electronic Equipment, Instruments & Components 1.8%
TE Connectivity PLC	123,391	28,398,439
Semiconductors & Semiconductor Equipment 14.8%
Broadcom, Inc.	199,110	63,625,600
Lam Research Corp.(a)	72,933	17,058,299
Micron Technology, Inc.	70,318	28,997,034
NVIDIA Corp.	692,909	122,776,546
Total		232,457,479
Software 8.4%
Microsoft Corp.	242,413	95,205,282
Palo Alto Networks, Inc.(b)	97,198	14,474,726
ServiceNow, Inc.(b)	198,442	21,433,720
Total		131,113,728
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.	305,221	80,633,284
Total Information Technology		472,602,930
Real Estate 1.8%
Specialized REITs 1.8%
Equinix, Inc.	29,632	28,869,272
Total Real Estate		28,869,272
Utilities 4.2%
Electric Utilities 1.4%
Entergy Corp.	204,056	21,856,438
Multi-Utilities 2.8%
Ameren Corp.(a)	188,377	21,339,347
DTE Energy Co.	151,163	22,408,403
Total		43,747,750
Total Utilities		65,604,188
Total Common Stocks (Cost $785,294,607)		1,556,392,375

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
U.S. Large Cap 0.1%
Columbia Research Enhanced Core ETF(c)	43,646	1,784,685
Total Exchange-Traded Equity Funds (Cost $1,558,598)		1,784,685

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 3.777%(c),(d)	10,959,532	10,957,340
Total Money Market Funds (Cost $10,955,178)		10,957,340
Total Investments in Securities (Cost: $797,808,383)		1,569,134,400
Other Assets & Liabilities, Net		459,080
Net Assets		1,569,593,480
At February 28, 2026, securities and/or cash totaling $35,704,709 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Cornerstone Equity Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Ameren Corp.	Morgan Stanley	USD	(5,335,488)	(471)	125.00	03/20/2026	(695)	(50,633)
Goldman Sachs Group, Inc. (The)	Morgan Stanley	USD	(7,478,259)	(87)	980.00	03/20/2026	(106,235)	(17,879)
Lam Research Corp.	Morgan Stanley	USD	(4,256,798)	(182)	260.00	03/20/2026	(159,155)	(101,010)
Meta Platforms, Inc.	Morgan Stanley	USD	(12,704,328)	(196)	690.00	03/20/2026	(137,752)	(92,120)
nVent Electric PLC	Morgan Stanley	USD	(5,929,836)	(501)	125.00	03/20/2026	(159,221)	(149,047)
Total							(563,058)	(410,689)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	1,519,654	11,216,654	(10,699,709)	(251,914)	1,784,685	27,289	1,397,985	67,836	43,646
Columbia Short-Term Cash Fund, 3.777%
	6,738,438	264,118,428	(259,900,294)	768	10,957,340	—	(3,807)	575,920	10,959,532
Total	8,258,092			(251,146)	12,742,025	27,289	1,394,178	643,756

(d)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	180,819,199	—	—	180,819,199
Consumer Discretionary	195,550,974	—	—	195,550,974
Consumer Staples	63,625,447	—	—	63,625,447
Energy	19,716,246	—	—	19,716,246
Financials	227,543,652	—	—	227,543,652
Health Care	164,626,060	—	—	164,626,060
Industrials	137,434,407	—	—	137,434,407
Information Technology	472,602,930	—	—	472,602,930
Real Estate	28,869,272	—	—	28,869,272
Utilities	65,604,188	—	—	65,604,188
Total Common Stocks	1,556,392,375	—	—	1,556,392,375
Exchange-Traded Equity Funds	1,784,685	—	—	1,784,685
Money Market Funds	10,957,340	—	—	10,957,340
Total Investments in Securities	1,569,134,400	—	—	1,569,134,400
Investments in Derivatives
Liability
Call Option Contracts Written	(410,689)	—	—	(410,689)
Total	1,568,723,711	—	—	1,568,723,711
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Cornerstone Equity Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $785,294,607)	$1,556,392,375
Affiliated issuers (cost $12,513,776)	12,742,025
Receivable for:
Capital shares sold	728,274
Dividends	962,511
Foreign tax reclaims	21,902
Expense reimbursement due from Investment Manager	8,628
Prepaid expenses	4,610
Total assets	1,570,860,325
Liabilities
Option contracts written, at value (premiums received $563,058)	410,689
Payable for:
Capital shares redeemed	510,117
Management services fees	30,982
Distribution and/or service fees	2,049
Transfer agent fees	70,470
Compensation of chief compliance officer	286
Compensation of board members	3,277
Other expenses	40,669
Deferred compensation of board members	198,306
Total liabilities	1,266,845
Net assets applicable to outstanding capital stock	$1,569,593,480
Represented by
Paid in capital	730,455,384
Total distributable earnings (loss)	839,138,096
Total - representing net assets applicable to outstanding capital stock	$1,569,593,480
Class A
Net assets	$267,322,727
Shares outstanding	11,149,130
Net asset value per share	$23.98
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$25.44
Class C
Net assets	$7,346,218
Shares outstanding	356,703
Net asset value per share	$20.59
Institutional Class
Net assets	$339,199,493
Shares outstanding	14,298,239
Net asset value per share	$23.72
Institutional 2 Class
Net assets	$282,083,667
Shares outstanding	11,357,100
Net asset value per share	$24.84
Institutional 3 Class
Net assets	$627,634,483
Shares outstanding	27,049,474
Net asset value per share	$23.20
Class S
Net assets	$46,006,892
Shares outstanding	1,938,769
Net asset value per share	$23.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
7

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$17,138,173
Dividends — affiliated issuers	643,756
Total income	17,781,929
Expenses:
Management services fees	11,351,055
Distribution and/or service fees
Class A	657,243
Class C	81,485
Transfer agent fees
Class A	298,819
Class C	9,266
Institutional Class	427,165
Institutional 2 Class	142,593
Institutional 3 Class	26,272
Class S	51,376
Custodian fees	9,920
Printing and postage fees	42,551
Registration fees	145,502
Accounting services fees	33,323
Legal fees	40,307
Compensation of chief compliance officer	264
Compensation of board members	27,619
Deferred compensation of board members	28,876
Other	42,419
Total expenses	13,416,055
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,186,400)
Expense reduction	(200)
Total net expenses	10,229,455
Net investment income	7,552,474
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	89,814,324
Investments — affiliated issuers	1,394,178
Capital gain distributions from underlying affiliated funds	27,289
Net realized gain	91,235,791
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	87,711,845
Investments — affiliated issuers	(251,146)
Option contracts written	152,369
Net change in unrealized appreciation (depreciation)	87,613,068
Net realized and unrealized gain	178,848,859
Net increase in net assets resulting from operations	$186,401,333
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Cornerstone Equity Fund  | 2026

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$7,552,474	$7,630,136
Net realized gain	91,235,791	76,466,113
Net change in unrealized appreciation (depreciation)	87,613,068	145,107,917
Net increase in net assets resulting from operations	186,401,333	229,204,166
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,737,571)	(15,629,548)
Advisor Class	—	(186,752)
Class C	(258,941)	(624,256)
Institutional Class	(12,045,371)	(21,453,611)
Institutional 2 Class	(8,266,851)	(14,537,661)
Institutional 3 Class	(21,647,243)	(41,220,137)
Class S	(1,447,068)	(1,447,007)
Total distributions to shareholders	(51,403,045)	(95,098,972)
Decrease in net assets from capital stock activity	(89,301,794)	(33,103,665)
Total increase in net assets	45,696,494	101,001,529
Net assets at beginning of year	1,523,896,986	1,422,895,457
Net assets at end of year	$1,569,593,480	$1,523,896,986
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	580,242	13,042,129	1,148,095	25,036,138
Distributions reinvested	160,076	3,575,911	320,390	7,047,139
Shares redeemed	(1,658,752)	(37,288,489)	(1,491,641)	(32,247,199)
Net decrease	(918,434)	(20,670,449)	(23,156)	(163,922)
Advisor Class
Shares sold	—	—	110,335	2,260,038
Distributions reinvested	—	—	8,938	186,631
Shares redeemed	—	—	(350,223)	(7,771,302)
Net decrease	—	—	(230,950)	(5,324,633)
Class C
Shares sold	34,734	662,392	81,055	1,520,924
Distributions reinvested	13,349	255,937	31,390	601,996
Shares redeemed	(182,128)	(3,524,545)	(146,454)	(2,748,291)
Net decrease	(134,045)	(2,606,216)	(34,009)	(625,371)
Institutional Class
Shares sold	7,967,319	185,033,659	2,624,914	56,826,262
Distributions reinvested	500,794	11,222,046	917,355	19,947,538
Shares redeemed	(9,295,806)	(218,144,092)	(4,892,336)	(106,006,075)
Net decrease	(827,693)	(21,888,387)	(1,350,067)	(29,232,275)
Institutional 2 Class
Shares sold	1,751,297	40,917,619	1,976,552	44,204,705
Distributions reinvested	354,759	8,266,851	638,830	14,537,661
Shares redeemed	(1,930,501)	(45,041,359)	(1,730,348)	(38,419,124)
Net increase	175,555	4,143,111	885,034	20,323,242
Institutional 3 Class
Shares sold	1,851,759	41,211,249	680,868	14,313,691
Distributions reinvested	922,903	20,117,577	1,779,585	37,931,836
Shares redeemed	(4,637,886)	(106,609,876)	(5,482,986)	(115,282,761)
Net decrease	(1,863,224)	(45,281,050)	(3,022,533)	(63,037,234)
Class S
Shares sold	—	—	2,094,579	45,512,091
Distributions reinvested	65,168	1,447,068	64,197	1,447,007
Shares redeemed	(195,464)	(4,445,871)	(89,711)	(2,002,570)
Net increase (decrease)	(130,296)	(2,998,803)	2,069,065	44,956,528
Total net decrease	(3,698,137)	(89,301,794)	(1,706,616)	(33,103,665)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Cornerstone Equity Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Cornerstone Equity Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$22.06	0.05	2.54	2.59	(0.04)	(0.63)	(0.67)
Year Ended 2/28/2025	$20.13	0.05	3.20	3.25	(0.08)	(1.24)	(1.32)
Year Ended 2/29/2024	$15.99	0.13	4.88	5.01	(0.14)	(0.73)	(0.87)
Year Ended 2/28/2023	$18.81	0.13	(2.03)	(1.90)	(0.12)	(0.80)	(0.92)
Year Ended 2/28/2022	$17.28	0.11	2.88	2.99	(0.15)	(1.31)	(1.46)
Class C
Year Ended 2/28/2026	$19.14	(0.10)	2.18	2.08	—	(0.63)	(0.63)
Year Ended 2/28/2025	$17.70	(0.09)	2.80	2.71	(0.03)	(1.24)	(1.27)
Year Ended 2/29/2024	$14.17	(0.01)	4.30	4.29	(0.03)	(0.73)	(0.76)
Year Ended 2/28/2023	$16.78	0.01	(1.82)	(1.81)	(0.00)	(0.80)	(0.80)
Year Ended 2/28/2022	$15.58	(0.04)	2.60	2.56	(0.05)	(1.31)	(1.36)
Institutional Class
Year Ended 2/28/2026	$21.83	0.10	2.52	2.62	(0.10)	(0.63)	(0.73)
Year Ended 2/28/2025	$19.92	0.11	3.17	3.28	(0.13)	(1.24)	(1.37)
Year Ended 2/29/2024	$15.83	0.17	4.83	5.00	(0.18)	(0.73)	(0.91)
Year Ended 2/28/2023	$18.63	0.17	(2.01)	(1.84)	(0.16)	(0.80)	(0.96)
Year Ended 2/28/2022	$17.13	0.15	2.85	3.00	(0.19)	(1.31)	(1.50)
Institutional 2 Class
Year Ended 2/28/2026	$22.82	0.12	2.64	2.76	(0.11)	(0.63)	(0.74)
Year Ended 2/28/2025	$20.77	0.13	3.30	3.43	(0.14)	(1.24)	(1.38)
Year Ended 2/29/2024	$16.47	0.19	5.03	5.22	(0.19)	(0.73)	(0.92)
Year Ended 2/28/2023	$19.35	0.19	(2.10)	(1.91)	(0.17)	(0.80)	(0.97)
Year Ended 2/28/2022	$17.73	0.17	2.97	3.14	(0.21)	(1.31)	(1.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Cornerstone Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$23.98	11.99%	1.10%	0.90% (c)	0.22%	71%	$267,323
Year Ended 2/28/2025	$22.06	16.25%	1.10%	0.87% (c)	0.25%	56%	$266,216
Year Ended 2/29/2024	$20.13	31.98%	1.12%	0.83% (c)	0.71%	61%	$243,348
Year Ended 2/28/2023	$15.99	(9.89% )	1.12% (d)	0.80% (c),(d)	0.81%	55%	$194,560
Year Ended 2/28/2022	$18.81	17.04%	1.12% (d)	0.79% (c),(d)	0.54%	58%	$235,276
Class C
Year Ended 2/28/2026	$20.59	11.11%	1.85%	1.65% (c)	(0.52% )	71%	$7,346
Year Ended 2/28/2025	$19.14	15.44%	1.85%	1.62% (c)	(0.50% )	56%	$9,392
Year Ended 2/29/2024	$17.70	30.91%	1.87%	1.58% (c)	(0.04% )	61%	$9,290
Year Ended 2/28/2023	$14.17	(10.54% )	1.88% (d)	1.55% (c),(d)	0.06%	55%	$8,243
Year Ended 2/28/2022	$16.78	16.13%	1.87% (d)	1.54% (c),(d)	(0.21% )	58%	$8,739
Institutional Class
Year Ended 2/28/2026	$23.72	12.24%	0.85%	0.65% (c)	0.46%	71%	$339,199
Year Ended 2/28/2025	$21.83	16.59%	0.85%	0.62% (c)	0.50%	56%	$330,205
Year Ended 2/29/2024	$19.92	32.29%	0.87%	0.58% (c)	0.96%	61%	$328,278
Year Ended 2/28/2023	$15.83	(9.65% )	0.88% (d)	0.55% (c),(d)	1.07%	55%	$261,568
Year Ended 2/28/2022	$18.63	17.28%	0.87% (d)	0.54% (c),(d)	0.79%	58%	$214,100
Institutional 2 Class
Year Ended 2/28/2026	$24.84	12.34%	0.79%	0.59%	0.53%	71%	$282,084
Year Ended 2/28/2025	$22.82	16.64%	0.80%	0.57%	0.56%	56%	$255,174
Year Ended 2/29/2024	$20.77	32.38%	0.81%	0.51%	1.03%	61%	$213,892
Year Ended 2/28/2023	$16.47	(9.64% )	0.81% (d)	0.48% (d)	1.12%	55%	$184,917
Year Ended 2/28/2022	$19.35	17.45%	0.80% (d)	0.47% (d)	0.85%	58%	$198,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2026	$21.37	0.13	2.45	2.58	(0.12)	(0.63)	(0.75)
Year Ended 2/28/2025	$19.52	0.13	3.11	3.24	(0.15)	(1.24)	(1.39)
Year Ended 2/29/2024	$15.53	0.19	4.73	4.92	(0.20)	(0.73)	(0.93)
Year Ended 2/28/2023	$18.30	0.19	(1.98)	(1.79)	(0.18)	(0.80)	(0.98)
Year Ended 2/28/2022	$16.85	0.17	2.81	2.98	(0.22)	(1.31)	(1.53)
Class S
Year Ended 2/28/2026	$21.84	0.11	2.51	2.62	(0.10)	(0.63)	(0.73)
Year Ended 2/28/2025(e)	$21.60	0.04	0.91	0.95	(0.07)	(0.64)	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Cornerstone Equity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2026	$23.20	12.34%	0.74%	0.54%	0.58%	71%	$627,634
Year Ended 2/28/2025	$21.37	16.74%	0.74%	0.52%	0.61%	56%	$617,732
Year Ended 2/29/2024	$19.52	32.41%	0.76%	0.46%	1.07%	61%	$623,513
Year Ended 2/28/2023	$15.53	(9.54% )	0.76% (d)	0.43% (d)	1.17%	55%	$559,371
Year Ended 2/28/2022	$18.30	17.40%	0.75% (d)	0.42% (d)	0.92%	58%	$700,548
Class S
Year Ended 2/28/2026	$23.73	12.23%	0.85%	0.65% (c)	0.47%	71%	$46,007
Year Ended 2/28/2025 (e)	$21.84	4.29%	0.87%	0.64% (c)	0.49%	56%	$45,178
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Cornerstone Equity Fund  | 2026
15

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Cornerstone Equity Fund (formerly known as Columbia Select Large Cap Equity Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Effective September 1, 2025, Columbia Select Large Cap Equity Fund was renamed Columbia Cornerstone Equity Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund
Columbia Cornerstone Equity Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026
and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the
18
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	410,689
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Option contracts written ($)
Equity risk	152,369
Columbia Cornerstone Equity Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average value ($)
Option contracts written	(15,832)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
Morgan Stanley
Liabilities
Call option contracts written	$410,689
Total financial and derivative net assets	(410,689)
Total collateral received (pledged) (a)	(410,689)
Net amount (b)	$-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
20
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.71% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Columbia Cornerstone Equity Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $200.
22
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	54,010
Class C	—	1.00 (b)	164

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	0.90	0.90
Class C	1.65	1.65
Institutional Class	0.65	0.65
Institutional 2 Class	0.60	0.59
Institutional 3 Class	0.55	0.54
Class S	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
Columbia Cornerstone Equity Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, tax straddles, trustees’ deferred compensation, re-characterization of distributions for investments and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
20,372	(5,230,372)	5,210,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
7,330,713	44,072,332	51,403,045	11,995,807	83,103,165	95,098,972
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
2,234,248	73,149,155	—	763,953,000
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
804,770,711	774,553,549	(10,600,549)	763,953,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,137,458,225 and $1,273,669,533, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Columbia Cornerstone Equity Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 44.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
26
Columbia Cornerstone Equity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Cornerstone Equity Fund  | 2026
27

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Cornerstone Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Cornerstone Equity Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
28
Columbia Cornerstone Equity Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$99,656,858
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Cornerstone Equity Fund  | 2026
29

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Cornerstone Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN172_02_T01_(04/26)

Columbia Large Cap Enhanced Core Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Enhanced Core Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 9.9%
Interactive Media & Services 9.3%
Alphabet, Inc., Class A	86,104	26,843,783
Meta Platforms, Inc., Class A	21,605	14,003,929
Total		40,847,712
Media 0.6%
Fox Corp., Class A	47,197	2,659,079
Total Communication Services		43,506,791
Consumer Discretionary 9.7%
Automobile Components 0.6%
Aptiv PLC(a)	34,063	2,504,993
Automobiles 2.1%
General Motors Co.	36,114	2,842,533
Tesla, Inc.(a)	15,759	6,343,155
Total		9,185,688
Broadline Retail 3.4%
Amazon.com, Inc.(a)	71,957	15,110,970
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.	810	3,433,874
Carnival Corp.	92,639	2,922,760
Expedia Group, Inc.	11,890	2,564,554
Total		8,921,188
Specialty Retail 0.4%
Home Depot, Inc. (The)	2,292	872,610
TJX Companies, Inc. (The)	6,388	1,032,684
Total		1,905,294
Textiles, Apparel & Luxury Goods 1.2%
Ralph Lauren Corp.	6,392	2,317,739
Tapestry, Inc.	17,790	2,765,812
Total		5,083,551
Total Consumer Discretionary		42,711,684
Consumer Staples 5.1%
Beverages 0.6%
Molson Coors Beverage Co., Class B	51,147	2,505,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	818	826,826
Kroger Co. (The)	52,484	3,581,508
Walmart, Inc.	8,042	1,028,974
Total		5,437,308
Food Products 1.0%
Conagra Brands, Inc.	61,647	1,186,705
Kraft Heinz Co. (The)	122,542	3,015,758
Total		4,202,463
Household Products 1.4%
Procter & Gamble Co. (The)	36,792	6,151,623
Tobacco 0.9%
Altria Group, Inc.	58,355	4,028,829
Total Consumer Staples		22,325,915
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp.	32,181	6,010,124
Exxon Mobil Corp.	52,446	7,998,015
Valero Energy Corp.	15,000	3,069,600
Total		17,077,739
Total Energy		17,077,739
Financials 12.0%
Banks 3.1%
Citigroup, Inc.	37,238	4,103,255
JPMorgan Chase & Co.	20,339	6,107,802
U.S. Bancorp	63,025	3,444,946
Total		13,656,003
Capital Markets 3.9%
Charles Schwab Corp. (The)	42,292	4,026,198
Goldman Sachs Group, Inc. (The)	4,479	3,850,014
Invesco Ltd.	56,930	1,494,982
Moody’s Corp.	5,828	2,783,395
Morgan Stanley	29,110	4,847,106
Total		17,001,695
Consumer Finance 0.8%
Synchrony Financial	48,876	3,377,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	7,565	3,819,947
MasterCard, Inc., Class A	11,423	5,908,090
Visa, Inc., Class A	8,843	2,830,998
Total		12,559,035
Insurance 1.4%
Allstate Corp. (The)	15,505	3,326,133
MetLife, Inc.	39,579	2,852,458
Total		6,178,591
Total Financials		52,773,144
Health Care 10.3%
Biotechnology 2.3%
AbbVie, Inc.	17,510	4,063,721
Amgen, Inc.	5,864	2,276,170
Regeneron Pharmaceuticals, Inc.	1,848	1,444,526
Vertex Pharmaceuticals, Inc.(a)	4,651	2,310,756
Total		10,095,173
Health Care Equipment & Supplies 0.5%
Medtronic PLC	21,333	2,083,381
Health Care Providers & Services 2.2%
Centene Corp.(a)	64,691	2,903,332
CVS Health Corp.	38,401	3,068,240
McKesson Corp.	3,805	3,756,943
Total		9,728,515
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.(a)	17,155	3,061,996
IQVIA Holdings, Inc.(a)	8,702	1,556,005
Revvity, Inc.	12,249	1,204,199
Total		5,822,200
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	67,697	4,222,262
Eli Lilly & Co.	3,554	3,738,772
Johnson & Johnson	4,489	1,115,202
Merck & Co., Inc.	9,245	1,144,716
Pfizer, Inc.	144,717	4,001,425
Viatris, Inc.	227,214	3,392,305
Total		17,614,682
Total Health Care		45,343,951
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.7%
Aerospace & Defense 1.6%
General Dynamics Corp.	10,223	3,650,122
Lockheed Martin Corp.	5,532	3,640,499
Total		7,290,621
Air Freight & Logistics 1.0%
FedEx Corp.	11,055	4,278,285
Building Products 0.7%
AO Smith Corp.	42,786	3,337,308
Construction & Engineering 0.3%
EMCOR Group, Inc.	1,686	1,221,709
Electrical Equipment 0.6%
Rockwell Automation, Inc.	6,768	2,757,621
Ground Transportation 0.9%
Uber Technologies, Inc.(a)	29,039	2,190,121
Union Pacific Corp.	6,627	1,756,023
Total		3,946,144
Machinery 2.0%
Nordson Corp.	5,038	1,478,351
PACCAR, Inc.	11,033	1,391,151
Pentair PLC	25,202	2,499,786
Snap-On, Inc.	8,759	3,374,142
Total		8,743,430
Passenger Airlines 0.3%
United Airlines Holdings, Inc.(a)	11,306	1,201,828
Professional Services 1.3%
Automatic Data Processing, Inc.	12,362	2,649,918
Broadridge Financial Solutions, Inc.	16,886	3,138,601
Total		5,788,519
Total Industrials		38,565,465
Information Technology 32.3%
Communications Equipment 2.0%
Arista Networks, Inc.(a)	30,768	4,107,528
Cisco Systems, Inc.	60,868	4,836,572
Total		8,944,100
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.5%
Keysight Technologies, Inc.(a)	12,447	3,825,336
TE Connectivity PLC	12,151	2,796,553
Total		6,621,889
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.(a)	3,934	787,626
Broadcom, Inc.	38,777	12,391,190
KLA Corp.	2,156	3,286,930
Lam Research Corp.	23,614	5,523,079
Micron Technology, Inc.	2,568	1,058,966
NVIDIA Corp.	197,353	34,968,978
QUALCOMM, Inc.	24,223	3,448,386
Total		61,465,155
Software 8.0%
Adobe, Inc.(a)	11,284	2,961,035
Autodesk, Inc.(a)	3,746	921,029
Intuit, Inc.	2,371	969,810
Microsoft Corp.(b)	52,696	20,695,827
Palantir Technologies, Inc., Class A(a)	30,309	4,158,092
Salesforce, Inc.	16,699	3,252,798
ServiceNow, Inc.(a)	22,622	2,443,402
Total		35,401,993
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	113,190	29,902,534
Total Information Technology		142,335,671
Materials 1.8%
Chemicals 0.6%
CF Industries Holdings, Inc.	28,463	2,833,207
Construction Materials 0.3%
CRH PLC	12,060	1,446,959
Metals & Mining 0.9%
Newmont Corp.	29,081	3,780,530
Total Materials		8,060,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	89,274	1,748,878
Specialized REITs 1.5%
American Tower Corp.	18,321	3,515,067
SBA Communications Corp.	15,939	3,206,289
Total		6,721,356
Total Real Estate		8,470,234
Utilities 2.9%
Electric Utilities 2.2%
Edison International	40,012	2,990,497
Exelon Corp.	71,692	3,546,603
PG&E Corp.	168,574	3,202,906
Total		9,740,006
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	180,584	3,120,492
Total Utilities		12,860,498
Total Common Stocks (Cost $226,860,761)		434,031,788

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(c),(d)	6,355,627	6,354,355
Total Money Market Funds (Cost $6,353,715)		6,354,355
Total Investments in Securities (Cost: $233,214,476)		440,386,143
Other Assets & Liabilities, Net		206,210
Net Assets		440,592,353
At February 28, 2026, securities and/or cash totaling $1,934,245 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	20	03/2026	USD	6,889,000	9,855	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	4,997,088	68,582,240	(67,224,932)	(41)	6,354,355	(1,220)	268,602	6,355,627
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Enhanced Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	43,506,791	—	—	43,506,791
Consumer Discretionary	42,711,684	—	—	42,711,684
Consumer Staples	22,325,915	—	—	22,325,915
Energy	17,077,739	—	—	17,077,739
Financials	52,773,144	—	—	52,773,144
Health Care	45,343,951	—	—	45,343,951
Industrials	38,565,465	—	—	38,565,465
Information Technology	142,335,671	—	—	142,335,671
Materials	8,060,696	—	—	8,060,696
Real Estate	8,470,234	—	—	8,470,234
Utilities	12,860,498	—	—	12,860,498
Total Common Stocks	434,031,788	—	—	434,031,788
Money Market Funds	6,354,355	—	—	6,354,355
Total Investments in Securities	440,386,143	—	—	440,386,143
Investments in Derivatives
Asset
Futures Contracts	9,855	—	—	9,855
Total	440,395,998	—	—	440,395,998
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
7

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $226,860,761)	$434,031,788
Affiliated issuers (cost $6,353,715)	6,354,355
Receivable for:
Capital shares sold	209,568
Dividends	401,773
Foreign tax reclaims	2,183
Expense reimbursement due from Investment Manager	4,846
Prepaid expenses	2,868
Total assets	441,007,381
Liabilities
Payable for:
Capital shares redeemed	156,062
Variation margin for futures contracts	34,366
Management services fees	9,116
Distribution and/or service fees	1,164
Transfer agent fees	37,962
Compensation of chief compliance officer	77
Compensation of board members	1,764
Other expenses	29,422
Deferred compensation of board members	145,095
Total liabilities	415,028
Net assets applicable to outstanding capital stock	$440,592,353
Represented by
Paid in capital	209,582,886
Total distributable earnings (loss)	231,009,467
Total - representing net assets applicable to outstanding capital stock	$440,592,353
Class A
Net assets	$71,315,815
Shares outstanding	2,517,111
Net asset value per share	$28.33
Institutional Class
Net assets	$74,908,067
Shares outstanding	2,651,110
Net asset value per share	$28.26
Institutional 3 Class
Net assets	$233,956,225
Shares outstanding	8,269,832
Net asset value per share	$28.29
Class R
Net assets	$48,753,019
Shares outstanding	1,731,210
Net asset value per share	$28.16
Class S
Net assets	$11,659,227
Shares outstanding	412,547
Net asset value per share	$28.26
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Enhanced Core Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$6,649,705
Dividends — affiliated issuers	268,602
Total income	6,918,307
Expenses:
Management services fees	3,605,133
Distribution and/or service fees
Class A	176,039
Class R	235,530
Transfer agent fees
Class A	122,289
Institutional Class	132,626
Institutional 3 Class	12,799
Class R	81,759
Class S	20,629
Custodian fees	11,893
Printing and postage fees	20,456
Registration fees	96,382
Accounting services fees	33,323
Legal fees	23,491
Interest on collateral	508
Compensation of chief compliance officer	70
Compensation of board members	15,781
Deferred compensation of board members	19,999
Other	25,901
Total expenses	4,634,608
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,879,168)
Expense reduction	(20)
Total net expenses	2,755,420
Net investment income	4,162,887
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	72,642,640
Investments — affiliated issuers	(1,220)
Futures contracts	1,219,456
Net realized gain	73,860,876
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	4,793,785
Investments — affiliated issuers	(41)
Futures contracts	27,827
Net change in unrealized appreciation (depreciation)	4,821,571
Net realized and unrealized gain	78,682,447
Net increase in net assets resulting from operations	$82,845,334
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$4,162,887	$4,753,439
Net realized gain	73,860,876	58,552,986
Net change in unrealized appreciation (depreciation)	4,821,571	22,307,749
Net increase in net assets resulting from operations	82,845,334	85,614,174
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,674,781)	(8,397,822)
Advisor Class	—	(519,111)
Institutional Class	(9,708,283)	(10,592,267)
Institutional 3 Class	(33,355,156)	(34,902,534)
Class R	(5,836,866)	(5,794,503)
Class S	(1,493,833)	(1,144,507)
Total distributions to shareholders	(59,068,919)	(61,350,744)
Increase (decrease) in net assets from capital stock activity	(41,724,878)	32,363,535
Total increase (decrease) in net assets	(17,948,463)	56,626,965
Net assets at beginning of year	458,540,816	401,913,851
Net assets at end of year	$440,592,353	$458,540,816
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Enhanced Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	210,934	5,812,350	300,162	8,478,193
Distributions reinvested	227,500	6,397,171	230,910	6,523,521
Shares redeemed	(450,875)	(12,816,614)	(331,619)	(9,427,120)
Net increase (decrease)	(12,441)	(607,093)	199,453	5,574,594
Advisor Class
Shares sold	—	—	49,624	1,359,175
Distributions reinvested	—	—	19,341	519,110
Shares redeemed	—	—	(497,465)	(14,781,257)
Net decrease	—	—	(428,500)	(12,902,972)
Institutional Class
Shares sold	324,594	9,269,842	883,543	26,049,288
Distributions reinvested	276,774	7,761,526	300,106	8,452,094
Shares redeemed	(873,339)	(24,442,523)	(1,122,165)	(32,149,589)
Net increase (decrease)	(271,971)	(7,411,155)	61,484	2,351,793
Institutional 2 Class
Shares sold	—	—	350	9,391
Shares redeemed	—	—	(205,151)	(5,408,750)
Net decrease	—	—	(204,801)	(5,399,359)
Institutional 3 Class
Shares sold	4,426,574	112,613,185	7,781,007	208,792,987
Distributions reinvested	886,121	24,799,634	916,282	25,769,785
Shares redeemed	(6,019,653)	(171,085,877)	(7,185,607)	(205,092,162)
Net increase (decrease)	(706,958)	(33,673,058)	1,511,682	29,470,610
Class R
Shares sold	278,293	7,816,642	275,175	7,688,731
Distributions reinvested	206,046	5,763,433	203,233	5,711,842
Shares redeemed	(431,738)	(12,093,389)	(487,349)	(13,737,583)
Net increase (decrease)	52,601	1,486,686	(8,941)	(337,010)
Class S
Shares sold	1	29	566,336	16,518,927
Distributions reinvested	53,315	1,493,833	39,990	1,144,507
Shares redeemed	(109,163)	(3,014,120)	(137,932)	(4,057,555)
Net increase (decrease)	(55,847)	(1,520,258)	468,394	13,605,879
Total net increase (decrease)	(994,616)	(41,724,878)	1,598,771	32,363,535
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$27.71	0.17	4.09	4.26	(0.21)	(3.43)	(3.64)
Year Ended 2/28/2025	$26.90	0.20	4.27	4.47	(0.22)	(3.44)	(3.66)
Year Ended 2/29/2024	$21.79	0.21	6.06	6.27	(0.23)	(0.93)	(1.16)
Year Ended 2/28/2023	$25.71	0.20	(2.31)	(2.11)	(0.18)	(1.63)	(1.81)
Year Ended 2/28/2022	$27.58	0.25	5.49	5.74	(0.26)	(7.35)	(7.61)
Institutional Class
Year Ended 2/28/2026	$27.64	0.24	4.09	4.33	(0.28)	(3.43)	(3.71)
Year Ended 2/28/2025	$26.83	0.27	4.27	4.54	(0.29)	(3.44)	(3.73)
Year Ended 2/29/2024	$21.73	0.27	6.05	6.32	(0.29)	(0.93)	(1.22)
Year Ended 2/28/2023	$25.66	0.26	(2.32)	(2.06)	(0.24)	(1.63)	(1.87)
Year Ended 2/28/2022	$27.53	0.32	5.49	5.81	(0.33)	(7.35)	(7.68)
Institutional 3 Class
Year Ended 2/28/2026	$27.67	0.29	4.09	4.38	(0.33)	(3.43)	(3.76)
Year Ended 2/28/2025	$26.86	0.32	4.26	4.58	(0.33)	(3.44)	(3.77)
Year Ended 2/29/2024	$21.75	0.32	6.05	6.37	(0.33)	(0.93)	(1.26)
Year Ended 2/28/2023	$25.68	0.30	(2.31)	(2.01)	(0.29)	(1.63)	(1.92)
Year Ended 2/28/2022	$27.54	0.37	5.51	5.88	(0.39)	(7.35)	(7.74)
Class R
Year Ended 2/28/2026	$27.57	0.10	4.06	4.16	(0.14)	(3.43)	(3.57)
Year Ended 2/28/2025	$26.78	0.13	4.25	4.38	(0.15)	(3.44)	(3.59)
Year Ended 2/29/2024	$21.70	0.15	6.03	6.18	(0.17)	(0.93)	(1.10)
Year Ended 2/28/2023	$25.61	0.14	(2.29)	(2.15)	(0.13)	(1.63)	(1.76)
Year Ended 2/28/2022	$27.50	0.17	5.47	5.64	(0.18)	(7.35)	(7.53)
Class S
Year Ended 2/28/2026	$27.65	0.24	4.08	4.32	(0.28)	(3.43)	(3.71)
Year Ended 2/28/2025(e)	$28.92	0.11	1.14	1.25	(0.25)	(2.27)	(2.52)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Enhanced Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$28.33	15.77%	1.23% (c)	0.83% (c),(d)	0.60%	72%	$71,316
Year Ended 2/28/2025	$27.71	16.75%	1.21% (c)	0.82% (c),(d)	0.72%	85%	$70,102
Year Ended 2/29/2024	$26.90	29.42%	1.23% (c)	0.82% (c),(d)	0.89%	90%	$62,679
Year Ended 2/28/2023	$21.79	(7.84% )	1.24% (c)	0.83% (c),(d)	0.89%	92%	$50,648
Year Ended 2/28/2022	$25.71	20.15%	1.23% (c)	0.84% (c),(d)	0.83%	67%	$61,024
Institutional Class
Year Ended 2/28/2026	$28.26	16.08%	0.98% (c)	0.58% (c),(d)	0.86%	72%	$74,908
Year Ended 2/28/2025	$27.64	17.06%	0.96% (c)	0.57% (c),(d)	0.97%	85%	$80,800
Year Ended 2/29/2024	$26.83	29.76%	0.98% (c)	0.57% (c),(d)	1.14%	90%	$76,790
Year Ended 2/28/2023	$21.73	(7.66% )	0.99% (c)	0.58% (c),(d)	1.14%	92%	$66,112
Year Ended 2/28/2022	$25.66	20.49%	0.98% (c)	0.59% (c),(d)	1.08%	67%	$88,028
Institutional 3 Class
Year Ended 2/28/2026	$28.29	16.24%	0.81% (c)	0.42% (c)	1.02%	72%	$233,956
Year Ended 2/28/2025	$27.67	17.21%	0.80% (c)	0.42% (c)	1.15%	85%	$248,411
Year Ended 2/29/2024	$26.86	29.99%	0.81% (c)	0.40% (c)	1.33%	90%	$200,488
Year Ended 2/28/2023	$21.75	(7.47% )	0.81% (c)	0.40% (c)	1.32%	92%	$172,478
Year Ended 2/28/2022	$25.68	20.73%	0.80% (c)	0.40% (c)	1.25%	67%	$193,329
Class R
Year Ended 2/28/2026	$28.16	15.47%	1.48% (c)	1.08% (c),(d)	0.35%	72%	$48,753
Year Ended 2/28/2025	$27.57	16.48%	1.46% (c)	1.07% (c),(d)	0.47%	85%	$46,278
Year Ended 2/29/2024	$26.78	29.10%	1.48% (c)	1.07% (c),(d)	0.64%	90%	$45,195
Year Ended 2/28/2023	$21.70	(8.08% )	1.49% (c)	1.08% (c),(d)	0.64%	92%	$42,420
Year Ended 2/28/2022	$25.61	19.85%	1.48% (c)	1.09% (c),(d)	0.57%	67%	$51,549
Class S
Year Ended 2/28/2026	$28.26	16.04%	0.98% (c)	0.58% (c),(d)	0.86%	72%	$11,659
Year Ended 2/28/2025 (e)	$27.65	4.02%	0.98% (c)	0.58% (c)	0.99%	85%	$12,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Enhanced Core Fund  | 2026
13

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Large Cap Enhanced Core Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
16
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	9,855 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,219,456

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	27,827
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	7,463,359
Columbia Large Cap Enhanced Core Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
18
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Large Cap Enhanced Core Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Institutional Class	0.17
Institutional 3 Class	0.00
Class R	0.17
Class S	0.17
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	0.83	0.83
Institutional Class	0.58	0.58
Institutional 3 Class	0.42	0.43
Class R	1.08	1.08
Class S	0.58	0.58
20
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(5,605,000)	5,605,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
17,473,481	41,595,438	59,068,919	20,591,430	40,759,314	61,350,744
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,734,385	23,804,996	—	203,615,181
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
236,780,817	209,166,104	(5,550,923)	203,615,181
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Large Cap Enhanced Core Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $338,755,539 and $435,543,659, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Large Cap Enhanced Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 21.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 24.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any
Columbia Large Cap Enhanced Core Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Large Cap Enhanced Core Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Large Cap Enhanced Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Large Cap Enhanced Core Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Large Cap Enhanced Core Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
38.77%	36.82%	1.26%	$68,435,484
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Large Cap Enhanced Core Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Enhanced Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN173_02_T01_(04/26)

Columbia Large Cap Index Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Index Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 10.4%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	358,629	10,045,198
Comcast Corp., Class A	183,853	5,692,089
Verizon Communications, Inc.	213,293	10,694,511
Total		26,431,798
Entertainment 1.3%
Electronic Arts, Inc.	11,355	2,277,472
Live Nation Entertainment, Inc.(a)	7,988	1,295,174
Netflix, Inc.(a)	214,350	20,629,044
Take-Two Interactive Software, Inc.(a)	8,786	1,858,063
TKO Group Holdings, Inc.	3,354	750,860
Walt Disney Co. (The)	90,311	9,576,579
Warner Bros Discovery, Inc.(a)	125,351	3,531,138
Total		39,918,330
Interactive Media & Services 7.8%
Alphabet, Inc., Class A	294,310	91,754,086
Alphabet, Inc., Class C	235,226	73,256,433
Match Group, Inc.	11,942	377,367
Meta Platforms, Inc., Class A	110,171	71,410,639
Total		236,798,525
Media 0.2%
Charter Communications, Inc., Class A(a)	4,451	1,044,338
Fox Corp., Class A	10,540	593,823
Fox Corp., Class B	7,508	388,389
News Corp., Class A	18,944	460,150
News Corp., Class B	6,244	167,214
Omnicom Group, Inc.	16,136	1,376,239
Paramount Skydance Corp., Class B	15,721	212,391
Trade Desk, Inc. (The), Class A(a)	22,274	530,567
Total		4,773,111
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	24,330	5,281,800
Total Communication Services		313,203,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 9.8%
Automobile Components 0.0%
Aptiv PLC(a)	10,931	803,866
Automobiles 2.1%
Ford Motor Co.	197,976	2,789,482
General Motors Co.	47,190	3,714,325
Tesla, Inc.(a)	142,144	57,214,381
Total		63,718,188
Broadline Retail 3.5%
Amazon.com, Inc.(a)	492,107	103,342,470
eBay, Inc.	22,865	2,077,514
Total		105,419,984
Distributors 0.0%
Genuine Parts Co.	7,037	839,233
Pool Corp.	1,658	376,664
Total		1,215,897
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc., Class A(a)	21,514	2,906,757
Booking Holdings, Inc.	1,631	6,914,380
Carnival Corp.	54,927	1,732,947
Chipotle Mexican Grill, Inc.(a)	66,889	2,489,609
Darden Restaurants, Inc.	5,884	1,258,293
Domino’s Pizza, Inc.	1,572	632,746
DoorDash, Inc., Class A(a)	18,911	3,337,224
Expedia Group, Inc.	5,919	1,276,669
Hilton Worldwide Holdings, Inc.	11,758	3,665,909
Las Vegas Sands Corp.	15,391	872,978
Marriott International, Inc., Class A	11,267	3,850,272
McDonald’s Corp.	36,025	12,286,686
MGM Resorts International(a)	10,377	382,496
Norwegian Cruise Line Holdings Ltd.(a)	23,030	570,914
Royal Caribbean Cruises Ltd.	12,830	3,989,617
Starbucks Corp.	57,511	5,637,228
Wynn Resorts Ltd.	4,271	462,079
Yum! Brands, Inc.	14,045	2,361,807
Total		54,628,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.3%
D.R. Horton, Inc.	13,854	2,222,043
Garmin Ltd.	8,270	2,090,904
Lennar Corp., Class A	10,914	1,248,125
NVR, Inc.(a)	144	1,082,562
PulteGroup, Inc.	9,860	1,352,792
Total		7,996,426
Leisure Products 0.0%
Hasbro, Inc.	6,744	671,635
Specialty Retail 1.8%
AutoZone, Inc.(a)	841	3,158,443
Best Buy Co., Inc.	9,884	612,511
Carvana Co.(a)	7,154	2,390,581
Home Depot, Inc. (The)	50,353	19,170,394
Lowe’s Companies, Inc.	28,370	7,505,851
O’Reilly Automotive, Inc.(a)	42,700	4,008,676
Ross Stores, Inc.	16,452	3,383,189
TJX Companies, Inc. (The)	56,299	9,101,296
Tractor Supply Co.	26,730	1,385,683
Ulta Beauty, Inc.(a)	2,268	1,553,104
Williams-Sonoma, Inc.	6,161	1,267,010
Total		53,536,738
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	7,373	864,632
lululemon athletica, Inc.(a)	5,459	1,010,843
NIKE, Inc., Class B	60,163	3,740,935
Ralph Lauren Corp.	1,961	711,059
Tapestry, Inc.	10,352	1,609,425
Total		7,936,894
Total Consumer Discretionary		295,928,239
Consumer Staples 5.4%
Beverages 1.2%
Brown-Forman Corp., Class B	8,908	257,085
Coca-Cola Co. (The)	195,842	15,972,873
Constellation Brands, Inc., Class A	7,131	1,125,700
Keurig Dr. Pepper, Inc.	68,725	2,080,993
Molson Coors Beverage Co., Class B	8,564	419,550
Common Stocks (continued)
Issuer	Shares	Value ($)
Monster Beverage Corp.(a)	36,079	3,077,539
PepsiCo, Inc.	69,168	11,740,576
Total		34,674,316
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	22,419	22,660,901
Dollar General Corp.	11,134	1,739,576
Dollar Tree, Inc.(a)	9,596	1,213,702
Kroger Co. (The)	30,841	2,104,590
Sysco Corp.	24,224	2,208,260
Target Corp.	22,986	2,615,577
Walmart, Inc.	221,824	28,382,381
Total		60,924,987
Food Products 0.5%
Archer-Daniels-Midland Co.	24,310	1,678,362
Bunge Global SA	6,847	826,091
Campbell’s Co. (The)	9,939	267,856
Conagra Brands, Inc.	24,198	465,811
General Mills, Inc.	26,983	1,220,441
Hershey Co. (The)	7,495	1,770,919
Hormel Foods Corp.	14,746	377,498
JM Smucker Co. (The)	5,397	625,782
Kraft Heinz Co. (The)	43,111	1,060,962
Lamb Weston Holdings, Inc.	7,049	339,691
McCormick & Co., Inc.	12,810	910,022
Mondelez International, Inc., Class A	65,274	4,019,573
Tyson Foods, Inc., Class A	14,318	930,527
Total		14,493,535
Household Products 0.9%
Church & Dwight Co., Inc.	12,147	1,273,735
Clorox Co. (The)	6,170	784,577
Colgate-Palmolive Co.	40,776	4,042,533
Kimberly-Clark Corp.	16,787	1,870,743
Procter & Gamble Co. (The)	118,206	19,764,043
Total		27,735,631
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	12,437	1,361,478
Kenvue, Inc.	96,913	1,852,977
Total		3,214,455
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.7%
Altria Group, Inc.	84,918	5,862,739
Philip Morris International, Inc.	78,744	14,711,741
Total		20,574,480
Total Consumer Staples		161,617,404
Energy 3.4%
Energy Equipment & Services 0.3%
Baker Hughes Co.	49,917	3,257,583
Halliburton Co.	42,575	1,532,700
SLB Ltd.	75,572	3,879,867
Total		8,670,150
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	17,941	544,868
Chevron Corp.	95,745	17,881,336
ConocoPhillips Co.	62,510	7,092,385
Coterra Energy, Inc.	38,515	1,178,174
Devon Energy Corp.	31,733	1,381,338
Diamondback Energy, Inc.	9,421	1,640,008
EOG Resources, Inc.	27,448	3,405,748
EQT Corp.	31,569	1,938,968
Expand Energy Corp.	12,048	1,300,220
Exxon Mobil Corp.	213,330	32,532,825
Kinder Morgan, Inc.	99,037	3,294,961
Marathon Petroleum Corp.	15,207	3,014,179
Occidental Petroleum Corp.	36,382	1,931,157
ONEOK, Inc.	31,830	2,634,569
Phillips 66	20,382	3,145,554
Targa Resources Corp.	10,859	2,560,552
Texas Pacific Land Corp.	2,929	1,535,645
Valero Energy Corp.	15,429	3,157,391
Williams Companies, Inc. (The)	61,777	4,615,977
Total		94,785,855
Total Energy		103,456,005
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 12.3%
Banks 3.4%
Bank of America Corp.	339,853	16,934,875
Citigroup, Inc.	90,514	9,973,738
Citizens Financial Group, Inc.	21,726	1,307,688
Fifth Third Bancorp	45,498	2,250,786
Huntington Bancshares, Inc.	102,852	1,727,914
JPMorgan Chase & Co.	137,709	41,354,013
KeyCorp	46,994	974,656
M&T Bank Corp.	7,775	1,687,019
PNC Financial Services Group, Inc. (The)	19,838	4,212,599
Regions Financial Corp.	44,358	1,234,483
Truist Financial Corp.	64,713	3,190,998
U.S. Bancorp	78,633	4,298,080
Wells Fargo & Co.	158,794	12,933,771
Total		102,080,620
Capital Markets 3.1%
Ameriprise Financial, Inc.(b)	4,700	2,209,564
Ares Management Corp., Class A	10,421	1,167,256
Bank of New York Mellon Corp. (The)	35,276	4,201,372
Blackrock, Inc.	7,299	7,760,516
Blackstone, Inc.	37,355	4,234,936
Cboe Global Markets, Inc.	5,294	1,586,718
Charles Schwab Corp. (The)	84,495	8,043,924
CME Group, Inc.	18,241	5,827,999
Coinbase Global, Inc., Class A(a)	11,542	2,029,661
FactSet Research Systems, Inc.	1,895	410,855
Franklin Resources, Inc.	15,549	412,670
Goldman Sachs Group, Inc. (The)	15,172	13,041,396
Interactive Brokers Group, Inc., Class A	22,529	1,603,839
Intercontinental Exchange, Inc.	28,843	4,734,002
Invesco Ltd.	22,516	591,270
KKR & Co., Inc., Class A	34,719	3,044,162
Moody’s Corp.	7,761	3,706,576
Morgan Stanley	61,102	10,174,094
MSCI, Inc.	3,801	2,173,526
Nasdaq, Inc.	22,819	1,998,488
Northern Trust Corp.	9,567	1,368,942
Raymond James Financial, Inc.	8,919	1,365,321
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Robinhood Markets, Inc., Class A(a)	39,779	3,017,237
S&P Global, Inc.	15,682	6,929,564
State Street Corp.	14,129	1,817,272
T. Rowe Price Group, Inc.	11,040	1,044,715
Total		94,495,875
Consumer Finance 0.5%
American Express Co.	27,180	8,395,902
Capital One Financial Corp.	32,159	6,291,587
Synchrony Financial	18,220	1,259,184
Total		15,946,673
Financial Services 3.6%
Apollo Global Management, Inc.	23,489	2,456,949
Berkshire Hathaway, Inc., Class B(a)	92,762	46,840,172
Block, Inc., Class A(a)	27,704	1,764,745
Corpay, Inc.(a)	3,539	1,150,529
Fidelity National Information Services, Inc.	26,196	1,334,948
Fiserv, Inc.(a)	27,208	1,694,786
Global Payments, Inc.	11,976	915,685
Jack Henry & Associates, Inc.	3,661	594,766
MasterCard, Inc., Class A	41,478	21,452,836
PayPal Holdings, Inc.	47,331	2,187,166
Visa, Inc., Class A	85,371	27,330,672
Total		107,723,254
Insurance 1.7%
Aflac, Inc.	23,862	2,694,736
Allstate Corp. (The)	13,237	2,839,601
American International Group, Inc.	27,295	2,196,975
Aon PLC, Class A	10,873	3,647,565
Arch Capital Group Ltd.(a)	18,266	1,829,340
Arthur J Gallagher & Co.	12,991	2,964,546
Assurant, Inc.	2,533	581,552
Brown & Brown, Inc.	14,853	1,066,742
Chubb Ltd.	18,515	6,311,023
Cincinnati Financial Corp.	7,892	1,294,130
Erie Indemnity Co., Class A	1,285	346,230
Everest Group Ltd.	2,124	712,581
Globe Life, Inc.	4,027	584,962
Hartford Insurance Group, Inc. (The)	14,096	1,985,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Loews Corp.	8,572	943,091
Marsh & McLennan Companies, Inc.	24,783	4,627,977
MetLife, Inc.	27,998	2,017,816
Principal Financial Group, Inc.	10,113	964,982
Progressive Corp. (The)	29,664	6,338,010
Prudential Financial, Inc.	17,705	1,741,818
Travelers Companies, Inc. (The)	11,284	3,482,694
Willis Towers Watson PLC	4,844	1,478,244
WR Berkley Corp.	15,187	1,088,908
Total		51,738,663
Total Financials		371,985,085
Health Care 9.7%
Biotechnology 1.8%
AbbVie, Inc.	89,405	20,749,113
Amgen, Inc.	27,240	10,573,478
Biogen, Inc.(a)	7,421	1,423,496
Gilead Sciences, Inc.	62,761	9,348,251
Incyte Corp.(a)	8,342	844,794
Moderna, Inc.(a)	17,589	942,243
Regeneron Pharmaceuticals, Inc.	5,098	3,984,954
Vertex Pharmaceuticals, Inc.(a)	12,835	6,376,813
Total		54,243,142
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	87,963	10,234,495
Align Technology, Inc.(a)	3,375	641,587
Baxter International, Inc.	26,004	529,701
Becton Dickinson & Co.	14,499	2,558,784
Boston Scientific Corp.(a)	74,991	5,763,058
Cooper Cos, Inc. (The)(a)	10,057	841,469
DexCom, Inc.(a)	19,729	1,448,700
Edwards Lifesciences Corp.(a)	29,355	2,538,327
GE HealthCare Technologies, Inc.	23,043	1,941,834
Hologic, Inc.(a)	11,259	848,478
IDEXX Laboratories, Inc.(a)	4,039	2,652,532
Insulet Corp.(a)	3,559	877,685
Intuitive Surgical, Inc.(a)	17,933	9,029,445
Medtronic PLC	64,883	6,336,474
ResMed, Inc.	7,384	1,892,224
Solventum Corp.(a)	7,458	553,384
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
STERIS PLC	4,965	1,252,918
Stryker Corp.	17,411	6,746,066
Zimmer Biomet Holdings, Inc.	10,025	986,861
Total		57,674,022
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	12,019	2,755,115
Cencora, Inc.	9,808	3,649,949
Centene Corp.(a)	23,621	1,060,111
Cigna Group (The)	13,513	3,916,338
CVS Health Corp.	64,216	5,130,859
DaVita, Inc.(a)	1,786	279,152
Elevance Health, Inc.	11,242	3,597,440
HCA Healthcare, Inc.	8,080	4,279,976
Henry Schein, Inc.(a)	5,062	417,058
Humana, Inc.	6,084	1,159,245
Labcorp Holdings, Inc.	4,194	1,212,569
McKesson Corp.	6,244	6,165,138
Molina Healthcare, Inc.(a)	2,600	400,530
Quest Diagnostics, Inc.	5,627	1,192,418
UnitedHealth Group, Inc.	45,823	13,438,511
Universal Health Services, Inc., Class B	2,794	575,843
Total		49,230,252
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	14,341	1,740,710
Bio-Techne Corp.	7,882	465,038
Charles River Laboratories International, Inc.(a)	2,490	444,440
Danaher Corp.	31,801	6,698,563
IQVIA Holdings, Inc.(a)	8,615	1,540,448
Mettler-Toledo International, Inc.(a)	1,033	1,411,791
Revvity, Inc.	5,735	563,808
Thermo Fisher Scientific, Inc.	19,006	9,904,217
Waters Corp.(a)	4,974	1,588,596
West Pharmaceutical Services, Inc.	3,639	925,543
Total		25,283,154
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	102,981	6,422,925
Eli Lilly & Co.	40,172	42,260,542
Johnson & Johnson	121,877	30,277,903
Merck & Co., Inc.	125,557	15,546,468
Pfizer, Inc.	287,618	7,952,638
Viatris, Inc.	58,264	869,882
Zoetis, Inc.	22,293	2,922,612
Total		106,252,970
Total Health Care		292,683,540
Industrials 9.1%
Aerospace & Defense 2.4%
Axon Enterprise, Inc.(a)	3,992	2,165,261
Boeing Co. (The)(a)	39,611	9,012,691
General Dynamics Corp.	12,825	4,579,166
General Electric Co.	53,359	18,262,651
Howmet Aerospace, Inc.	20,339	5,339,598
Huntington Ingalls Industries, Inc.	1,985	882,372
L3Harris Technologies, Inc.	9,462	3,449,277
Lockheed Martin Corp.	10,301	6,778,882
Northrop Grumman Corp.	6,786	4,915,643
RTX Corp.	67,824	13,742,499
Textron, Inc.	8,914	879,366
TransDigm Group, Inc.	2,849	3,711,649
Total		73,719,055
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	5,976	1,107,054
Expeditors International of Washington, Inc.	6,780	983,303
FedEx Corp.	10,981	4,249,647
United Parcel Service, Inc., Class B	37,383	4,334,933
Total		10,674,937
Building Products 0.5%
Allegion PLC	4,352	701,325
AO Smith Corp.	5,735	447,330
Builders FirstSource, Inc.(a)	5,594	583,398
Carrier Global Corp.	40,048	2,579,091
Johnson Controls International PLC	30,915	4,461,035
Lennox International, Inc.	1,615	920,453
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	10,507	752,511
Trane Technologies PLC	11,217	5,185,844
Total		15,630,987
Commercial Services & Supplies 0.5%
Cintas Corp.	17,280	3,475,526
Copart, Inc.(a)	45,042	1,715,650
Republic Services, Inc.	10,179	2,330,991
Rollins, Inc.	14,847	904,034
Veralto Corp.	12,560	1,223,721
Waste Management, Inc.	18,749	4,515,509
Total		14,165,431
Construction & Engineering 0.3%
Comfort Systems U.S.A., Inc.	1,780	2,544,279
EMCOR Group, Inc.	2,265	1,641,264
Quanta Services, Inc.	7,543	4,247,312
Total		8,432,855
Electrical Equipment 1.0%
AMETEK, Inc.	11,645	2,785,717
Eaton Corp. PLC	19,648	7,386,076
Emerson Electric Co.	28,419	4,284,164
GE Vernova, Inc.	13,725	11,990,160
Generac Holdings, Inc.(a)	2,969	669,124
Hubbell, Inc.	2,688	1,375,261
Rockwell Automation, Inc.	5,680	2,314,316
Total		30,804,818
Ground Transportation 0.9%
CSX Corp.	94,198	4,021,313
JB Hunt Transport Services, Inc.	3,805	888,125
Norfolk Southern Corp.	11,351	3,572,614
Old Dominion Freight Line, Inc.	9,308	1,889,989
Uber Technologies, Inc.(a)	105,109	7,927,321
Union Pacific Corp.	30,007	7,951,255
Total		26,250,617
Industrial Conglomerates 0.4%
3M Co.	26,873	4,442,644
Honeywell International, Inc.	32,116	7,823,137
Total		12,265,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.9%
Caterpillar, Inc.	23,673	17,585,015
Cummins, Inc.	6,983	4,077,164
Deere & Co.	12,718	8,008,652
Dover Corp.	6,938	1,564,519
Fortive Corp.	16,067	951,166
IDEX Corp.	3,786	793,053
Illinois Tool Works, Inc.	13,354	3,881,073
Ingersoll Rand, Inc.	18,188	1,712,218
Nordson Corp.	2,700	792,288
Otis Worldwide Corp.	19,714	1,824,728
PACCAR, Inc.	26,568	3,349,959
Parker-Hannifin Corp.	6,383	6,441,596
Pentair PLC	8,278	821,095
Snap-On, Inc.	2,631	1,013,514
Stanley Black & Decker, Inc.	7,835	677,649
Westinghouse Air Brake Technologies Corp.	8,648	2,282,640
Xylem, Inc.	12,316	1,595,661
Total		57,371,990
Passenger Airlines 0.2%
Delta Air Lines, Inc.	32,812	2,155,748
Southwest Airlines Co.	26,161	1,288,691
United Airlines Holdings, Inc.(a)	16,377	1,740,875
Total		5,185,314
Professional Services 0.4%
Automatic Data Processing, Inc.	20,460	4,385,806
Broadridge Financial Solutions, Inc.	5,905	1,097,562
Equifax, Inc.	6,191	1,293,671
Jacobs Solutions, Inc.	6,047	833,639
Leidos Holdings, Inc.	6,468	1,132,547
Paychex, Inc.	16,385	1,534,455
Paycom Software, Inc.	2,472	311,052
Verisk Analytics, Inc.	7,050	1,463,369
Total		12,052,101
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	58,075	2,673,773
United Rentals, Inc.	3,219	2,703,960
W.W. Grainger, Inc.	2,213	2,533,288
Total		7,911,021
Total Industrials		274,464,907
Information Technology 31.9%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	52,236	6,973,506
Ciena Corp.(a)	7,135	2,487,975
Cisco Systems, Inc.	199,346	15,840,033
F5, Inc.(a)	2,918	791,828
Motorola Solutions, Inc.	8,425	4,063,041
Total		30,156,383
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	61,920	9,044,035
CDW Corp.	6,586	807,707
Corning, Inc.	39,467	5,935,047
Jabil, Inc.	5,404	1,432,006
Keysight Technologies, Inc.(a)	8,694	2,671,927
TE Connectivity PLC	14,882	3,425,092
Teledyne Technologies, Inc.(a)	2,375	1,617,613
Zebra Technologies Corp., Class A(a)	2,563	574,010
Total		25,507,437
IT Services 0.8%
Accenture PLC, Class A	31,370	6,547,546
Akamai Technologies, Inc.(a)	7,278	716,082
Cognizant Technology Solutions Corp., Class A	24,415	1,573,059
EPAM Systems, Inc.(a)	2,795	394,095
Gartner, Inc.(a)	3,646	573,151
GoDaddy, Inc., Class A(a)	6,836	595,826
International Business Machines Corp.	47,285	11,358,330
VeriSign, Inc.	4,220	961,907
Total		22,719,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc.(a)	82,356	16,488,495
Analog Devices, Inc.	24,886	8,854,190
Applied Materials, Inc.	40,299	15,003,318
Broadcom, Inc.	238,886	76,336,021
First Solar, Inc.(a)	5,428	1,070,402
Intel Corp.(a)	226,818	10,345,169
KLA Corp.	6,647	10,133,684
Lam Research Corp.	63,538	14,860,903
Microchip Technology, Inc.	27,339	2,040,583
Micron Technology, Inc.	56,781	23,414,781
Monolithic Power Systems, Inc.	2,423	2,768,859
NVIDIA Corp.	1,229,243	217,809,567
NXP Semiconductors NV	12,731	2,890,064
ON Semiconductor Corp.(a)	20,355	1,353,200
Qnity Electronics, Inc.	10,594	1,342,895
QUALCOMM, Inc.	54,178	7,712,780
Skyworks Solutions, Inc.	7,521	448,101
Teradyne, Inc.	7,922	2,535,278
Texas Instruments, Inc.	45,964	9,749,424
Total		425,157,714
Software 8.0%
Adobe, Inc.(a)	21,175	5,556,532
AppLovin Corp.(a)	13,693	5,953,306
Autodesk, Inc.(a)	10,775	2,649,249
Cadence Design Systems, Inc.(a)	13,770	4,150,278
Crowdstrike Holdings, Inc., Class A(a)	12,695	4,722,286
Datadog, Inc., Class A(a)	16,463	1,843,197
Fair Isaac Corp.(a)	1,199	1,689,823
Fortinet, Inc.(a)	31,976	2,527,063
Gen Digital, Inc.	28,390	640,762
Intuit, Inc.	14,104	5,768,959
Microsoft Corp.(c)	375,975	147,660,421
Oracle Corp.	85,084	12,371,214
Palantir Technologies, Inc., Class A(a)	115,556	15,853,128
Palo Alto Networks, Inc.(a)	40,219	5,989,413
PTC, Inc.(a)	6,060	948,935
Roper Technologies, Inc.	5,445	1,904,280
Salesforce, Inc.	48,158	9,380,697
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	52,479	5,668,257
Synopsys, Inc.(a)	9,396	3,889,944
Trimble, Inc.(a)	12,036	804,847
Tyler Technologies, Inc.(a)	2,177	772,160
Workday, Inc., Class A(a)	10,977	1,468,284
Total		242,213,035
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	747,478	197,468,738
Dell Technologies, Inc.	15,246	2,257,628
Hewlett Packard Enterprise Co.	66,746	1,433,037
HP, Inc.	47,283	897,904
NetApp, Inc.	10,099	1,000,104
Sandisk Corp.(a)	7,467	4,744,233
Seagate Technology Holdings PLC	11,021	4,494,805
Super Micro Computer, Inc.(a)	25,367	821,637
Western Digital Corp.	17,295	4,837,411
Total		217,955,497
Total Information Technology		963,710,062
Materials 2.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	11,258	3,103,493
Albemarle Corp.	5,954	1,063,801
CF Industries Holdings, Inc.	7,890	785,371
Corteva, Inc.	34,184	2,738,822
Dow, Inc.	35,955	1,104,897
DuPont de Nemours, Inc.	21,194	1,060,548
Ecolab, Inc.	12,895	3,976,173
International Flavors & Fragrances, Inc.	12,955	1,065,290
Linde PLC	23,621	12,001,358
LyondellBasell Industries NV, Class A	13,026	749,255
Mosaic Co. (The)	16,056	446,999
PPG Industries, Inc.	11,352	1,399,361
Sherwin-Williams Co. (The)	11,662	4,228,524
Total		33,723,892
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
CRH PLC	33,906	4,068,042
Martin Marietta Materials, Inc.	3,051	2,064,215
Vulcan Materials Co.	6,684	2,072,040
Total		8,204,297
Containers & Packaging 0.2%
Amcor Plc	23,354	1,131,034
Avery Dennison Corp.	3,910	767,729
Ball Corp.	13,556	910,014
International Paper Co.	26,711	1,163,264
Packaging Corp. of America	4,521	1,049,505
Smurfit WestRock PLC	26,415	1,241,769
Total		6,263,315
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	72,638	4,945,195
Newmont Corp.	55,203	7,176,390
Nucor Corp.	11,577	2,047,740
Steel Dynamics, Inc.	6,944	1,341,095
Total		15,510,420
Total Materials		63,701,924
Real Estate 2.0%
Health Care REITs 0.4%
Alexandria Real Estate Equities, Inc.	7,868	425,187
Healthpeak Properties, Inc.	35,155	621,540
Ventas, Inc.	23,762	2,047,334
Welltower, Inc.	34,719	7,190,999
Total		10,285,060
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	32,352	633,776
Industrial REITs 0.2%
Prologis, Inc.	46,988	6,699,079
Office REITs 0.0%
BXP, Inc.	7,455	429,259
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	14,829	2,189,650
CoStar Group, Inc.(a)	21,440	956,867
Total		3,146,517
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	7,154	1,267,903
Camden Property Trust	5,382	583,086
Equity Residential	17,515	1,107,123
Essex Property Trust, Inc.	3,258	831,148
Invitation Homes, Inc.	28,530	751,480
Mid-America Apartment Communities, Inc.	5,923	792,853
UDR, Inc.	15,213	570,488
Total		5,904,081
Retail REITs 0.3%
Federal Realty Investment Trust	3,971	431,926
Kimco Realty Corp.	34,257	806,752
Realty Income Corp.	46,534	3,117,778
Regency Centers Corp.	8,327	657,833
Simon Property Group, Inc.	16,514	3,366,379
Total		8,380,668
Specialized REITs 0.8%
American Tower Corp.	23,682	4,543,629
Crown Castle, Inc.	22,029	1,972,477
Digital Realty Trust, Inc.	16,334	2,894,385
Equinix, Inc.	4,967	4,839,149
Extra Space Storage, Inc.	10,737	1,621,609
Iron Mountain, Inc.	14,953	1,619,859
Public Storage	7,988	2,452,795
SBA Communications Corp.	5,390	1,084,252
VICI Properties, Inc.	54,067	1,633,364
Weyerhaeuser Co.	36,466	894,511
Total		23,556,030
Total Real Estate		59,034,470
Utilities 2.5%
Electric Utilities 1.6%
Alliant Energy Corp.	13,003	940,637
American Electric Power Co., Inc.	27,077	3,623,444
Constellation Energy Corp.	15,798	5,211,444
Duke Energy Corp.	39,340	5,147,639
Edison International	19,465	1,454,814
Entergy Corp.	22,592	2,419,829
Evergy, Inc.	11,646	974,304
Common Stocks (continued)
Issuer	Shares	Value ($)
Eversource Energy	18,979	1,446,390
Exelon Corp.	51,107	2,528,263
FirstEnergy Corp.	26,300	1,345,508
NextEra Energy, Inc.	105,351	9,878,763
NRG Energy, Inc.	9,694	1,734,838
PG&E Corp.	111,184	2,112,496
Pinnacle West Capital Corp.	6,055	607,317
PPL Corp.	37,421	1,458,671
Southern Co. (The)	55,701	5,424,164
Xcel Energy, Inc.	29,924	2,494,465
Total		48,802,986
Gas Utilities 0.1%
Atmos Energy Corp.	8,120	1,516,735
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	36,023	622,477
Vistra Corp.	16,111	2,801,542
Total		3,424,019
Multi-Utilities 0.6%
Ameren Corp.	13,683	1,550,010
CenterPoint Energy, Inc.	33,026	1,436,631
CMS Energy Corp.	15,394	1,201,810
Consolidated Edison, Inc.	18,258	2,054,390
Dominion Energy, Inc.	43,196	2,727,395
DTE Energy Co.	10,506	1,557,409
NiSource, Inc.	24,139	1,141,775
Public Service Enterprise Group, Inc.	25,250	2,173,267
Sempra	33,017	3,178,547
WEC Energy Group, Inc.	16,455	1,924,577
Total		18,945,811
Water Utilities 0.1%
American Water Works Co., Inc.	9,871	1,342,752
Total Utilities		74,032,303
Total Common Stocks (Cost $537,923,827)		2,973,817,503

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(d)	40,664,037	40,655,905
Total Money Market Funds (Cost $40,650,091)		40,655,905
Total Investments in Securities (Cost: $578,573,918)		3,014,473,408
Other Assets & Liabilities, Net		3,035,802
Net Assets		3,017,509,210
At February 28, 2026, securities and/or cash totaling $6,364,352 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	92	03/2026	USD	31,689,400	109,690	—
S&P 500 Index E-mini	41	03/2026	USD	14,122,450	—	(65,939)
Total					109,690	(65,939)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	3,240,994	84,784	(112,449)	(1,003,765)	2,209,564	632,189	34,085	4,700
Columbia Short-Term Cash Fund, 3.777%
	337,715,312	716,155,799	(1,013,184,341)	(30,865)	40,655,905	(40,545)	1,945,575	40,664,037
Total	340,956,306			(1,034,630)	42,865,469	591,644	1,979,660

(c)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	313,203,564	—	—	313,203,564
Consumer Discretionary	295,928,239	—	—	295,928,239
Consumer Staples	161,617,404	—	—	161,617,404
Energy	103,456,005	—	—	103,456,005
Financials	371,985,085	—	—	371,985,085
Health Care	292,683,540	—	—	292,683,540
Industrials	274,464,907	—	—	274,464,907
Information Technology	963,710,062	—	—	963,710,062
Materials	63,701,924	—	—	63,701,924
Real Estate	59,034,470	—	—	59,034,470
Utilities	74,032,303	—	—	74,032,303
Total Common Stocks	2,973,817,503	—	—	2,973,817,503
Money Market Funds	40,655,905	—	—	40,655,905
Total Investments in Securities	3,014,473,408	—	—	3,014,473,408
Investments in Derivatives
Asset
Futures Contracts	109,690	—	—	109,690
Liability
Futures Contracts	(65,939)	—	—	(65,939)
Total	3,014,517,159	—	—	3,014,517,159
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
13

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $537,826,205)	$2,971,607,939
Affiliated issuers (cost $40,747,713)	42,865,469
Receivable for:
Capital shares sold	1,588,199
Dividends	2,873,759
Foreign tax reclaims	6,477
Expense reimbursement due from Investment Manager	116
Total assets	3,018,941,959
Liabilities
Due to custodian	8
Payable for:
Capital shares redeemed	800,508
Variation margin for futures contracts	206,150
Management services fees	16,698
Distribution and/or service fees	3,187
Compensation of board members	4,730
Deferred compensation of board members	401,468
Total liabilities	1,432,749
Net assets applicable to outstanding capital stock	$3,017,509,210
Represented by
Paid in capital	487,534,595
Total distributable earnings (loss)	2,529,974,615
Total - representing net assets applicable to outstanding capital stock	$3,017,509,210
Class A
Net assets	$461,363,858
Shares outstanding	8,613,773
Net asset value per share	$53.56
Institutional Class
Net assets	$2,158,332,234
Shares outstanding	39,694,104
Net asset value per share	$54.37
Institutional 2 Class
Net assets	$168,781,761
Shares outstanding	2,994,413
Net asset value per share	$56.37
Institutional 3 Class
Net assets	$229,031,357
Shares outstanding	4,377,766
Net asset value per share	$52.32
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Large Cap Index Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$37,545,722
Dividends — affiliated issuers	1,979,660
Interfund lending	917
Foreign taxes withheld	(8,907)
Total income	39,517,392
Expenses:
Management services fees	6,165,959
Distribution and/or service fees
Class A	1,167,440
Interest on collateral	3,342
Compensation of board members	42,973
Deferred compensation of board members	66,159
Other	434
Total expenses	7,446,307
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(109,566)
Expense reduction	(980)
Total net expenses	7,335,761
Net investment income	32,181,631
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	524,539,221
Investments — affiliated issuers	591,644
Futures contracts	10,357,688
Net realized gain	535,488,553
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(74,618,057)
Investments — affiliated issuers	(1,034,630)
Futures contracts	(496,149)
Net change in unrealized appreciation (depreciation)	(76,148,836)
Net realized and unrealized gain	459,339,717
Net increase in net assets resulting from operations	$491,521,348
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
15

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$32,181,631	$40,087,085
Net realized gain	535,488,553	604,465,715
Net change in unrealized appreciation (depreciation)	(76,148,836)	(46,538,437)
Net increase in net assets resulting from operations	491,521,348	598,014,363
Distributions to shareholders
Net investment income and net realized gains
Class A	(114,949,265)	(40,772,903)
Institutional Class	(525,834,818)	(212,602,794)
Institutional 2 Class	(41,854,004)	(18,082,531)
Institutional 3 Class	(65,314,708)	(22,008,462)
Total distributions to shareholders	(747,952,795)	(293,466,690)
Increase (decrease) in net assets from capital stock activity	97,262,246	(482,982,159)
Total decrease in net assets	(159,169,201)	(178,434,486)
Net assets at beginning of year	3,176,678,411	3,355,112,897
Net assets at end of year	$3,017,509,210	$3,176,678,411

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,444,761	80,809,158	1,249,686	73,149,703
Distributions reinvested	1,930,605	103,107,247	614,566	36,918,192
Shares redeemed	(2,735,643)	(152,854,113)	(2,898,737)	(171,114,959)
Net increase (decrease)	639,723	31,062,292	(1,034,485)	(61,047,064)
Institutional Class
Shares sold	6,332,116	359,610,124	5,300,096	314,273,955
Distributions reinvested	9,164,251	496,335,996	3,316,228	201,488,075
Shares redeemed	(13,692,428)	(789,971,479)	(13,999,747)	(838,052,580)
Net increase (decrease)	1,803,939	65,974,641	(5,383,423)	(322,290,550)
Institutional 2 Class
Shares sold	454,257	26,785,805	472,108	28,703,208
Distributions reinvested	740,272	41,479,770	287,255	17,923,527
Shares redeemed	(1,193,319)	(70,334,133)	(2,075,177)	(127,121,296)
Net increase (decrease)	1,210	(2,068,558)	(1,315,814)	(80,494,561)
Institutional 3 Class
Shares sold	1,772,623	92,254,590	3,069,767	167,014,832
Distributions reinvested	498,491	26,032,987	127,151	7,476,127
Shares redeemed	(2,070,716)	(115,993,706)	(3,325,082)	(193,640,943)
Net increase (decrease)	200,398	2,293,871	(128,164)	(19,149,984)
Total net increase (decrease)	2,645,270	97,262,246	(7,861,886)	(482,982,159)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Large Cap Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Large Cap Index Fund  | 2026
17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$59.35	0.47	8.26	8.73	(0.54)	(13.98)	(14.52)
Year Ended 2/28/2025	$54.61	0.54	9.21	9.75	(0.61)	(4.40)	(5.01)
Year Ended 2/29/2024	$45.89	0.60	12.54	13.14	(0.61)	(3.81)	(4.42)
Year Ended 2/28/2023	$56.34	0.60	(5.27)	(4.67)	(0.63)	(5.15)	(5.78)
Year Ended 2/28/2022	$57.11	0.58	8.97	9.55	(0.62)	(9.70)	(10.32)
Institutional Class
Year Ended 2/28/2026	$60.04	0.62	8.38	9.00	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$55.18	0.69	9.33	10.02	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$46.32	0.73	12.68	13.41	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$56.82	0.73	(5.32)	(4.59)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$57.52	0.74	9.04	9.78	(0.78)	(9.70)	(10.48)
Institutional 2 Class
Year Ended 2/28/2026	$61.75	0.64	8.65	9.29	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$56.63	0.71	9.57	10.28	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$47.43	0.75	13.00	13.75	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$58.02	0.74	(5.42)	(4.68)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$58.55	0.75	9.20	9.95	(0.78)	(9.70)	(10.48)
Institutional 3 Class
Year Ended 2/28/2026	$58.29	0.60	8.10	8.70	(0.69)	(13.98)	(14.67)
Year Ended 2/28/2025	$53.70	0.69	9.06	9.75	(0.76)	(4.40)	(5.16)
Year Ended 2/29/2024	$45.18	0.72	12.35	13.07	(0.74)	(3.81)	(4.55)
Year Ended 2/28/2023	$55.59	0.70	(5.20)	(4.50)	(0.76)	(5.15)	(5.91)
Year Ended 2/28/2022	$56.45	0.68	8.94	9.62	(0.78)	(9.70)	(10.48)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Large Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$53.56	16.43%	0.45% (c)	0.45% (c),(d)	0.83%	5%	$461,364
Year Ended 2/28/2025	$59.35	17.84%	0.45% (c)	0.45% (c),(d)	0.92%	6%	$473,296
Year Ended 2/29/2024	$54.61	29.86%	0.45% (c)	0.45% (c),(d)	1.21%	7%	$491,954
Year Ended 2/28/2023	$45.89	(8.02% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.21%	9%	$434,670
Year Ended 2/28/2022	$56.34	15.86%	0.45% (c)	0.45% (c),(d)	0.92%	2%	$529,310
Institutional Class
Year Ended 2/28/2026	$54.37	16.72%	0.20% (c)	0.20% (c),(d)	1.08%	5%	$2,158,332
Year Ended 2/28/2025	$60.04	18.14%	0.20% (c)	0.20% (c),(d)	1.17%	6%	$2,275,057
Year Ended 2/29/2024	$55.18	30.19%	0.20% (c)	0.20% (c),(d)	1.46%	7%	$2,387,952
Year Ended 2/28/2023	$46.32	(7.80% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.46%	9%	$1,961,320
Year Ended 2/28/2022	$56.82	16.15%	0.20% (c)	0.20% (c),(d)	1.17%	2%	$2,497,279
Institutional 2 Class
Year Ended 2/28/2026	$56.37	16.73%	0.20% (c)	0.20% (c)	1.09%	5%	$168,782
Year Ended 2/28/2025	$61.75	18.13%	0.20% (c)	0.20% (c)	1.17%	6%	$184,836
Year Ended 2/29/2024	$56.63	30.20%	0.20% (c)	0.20% (c)	1.46%	7%	$244,016
Year Ended 2/28/2023	$47.43	(7.79% )	0.20% (c),(e)	0.20% (c),(e)	1.43%	9%	$194,895
Year Ended 2/28/2022	$58.02	16.15%	0.20% (c)	0.20% (c)	1.17%	2%	$379,872
Institutional 3 Class
Year Ended 2/28/2026	$52.32	16.71%	0.20% (c)	0.20% (c)	1.09%	5%	$229,031
Year Ended 2/28/2025	$58.29	18.14%	0.20% (c)	0.20% (c)	1.19%	6%	$243,489
Year Ended 2/29/2024	$53.70	30.20%	0.20% (c)	0.20% (c)	1.47%	7%	$231,191
Year Ended 2/28/2023	$45.18	(7.81% )	0.20% (c),(e)	0.20% (c),(e)	1.49%	9%	$224,666
Year Ended 2/28/2022	$55.59	16.17%	0.20% (c)	0.20% (c)	1.10%	2%	$72,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Index Fund  | 2026
19

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Large Cap Index Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
22
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	109,690 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	65,939 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	10,357,688

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(496,149)
Columbia Large Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	48,365,693
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
24
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Columbia Large Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $980.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
26
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, re-characterization of distributions for investments, derivative investments, trustees’ deferred compensation, distribution reclassifications, earnings and profits distributed to shareholders on the redemption of shares and miscellaneous adjustments.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
(423,848)	(47,602,152)	48,026,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
45,641,128	702,311,667	747,952,795	59,510,282	233,956,408	293,466,690
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
4,236,501	107,568,932	—	2,418,570,650
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
595,946,509	2,451,311,733	(32,741,083)	2,418,570,650
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Large Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
February 28, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $165,806,352 and $777,390,935, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,116,667	4.82	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
28
Columbia Large Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 38.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Large Cap Index Fund  | 2026
29

Notes to Financial Statements (continued)
February 28, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Large Cap Index Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Large Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Large Cap Index Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Large Cap Index Fund  | 2026
31

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
87.49%	83.79%	3.63%	$551,855,930
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
32
Columbia Large Cap Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN175_02_T01_(04/26)

Columbia Large Cap Growth Opportunity Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Large Cap Growth Opportunity Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 13.5%
Entertainment 0.9%
TKO Group Holdings, Inc.	48,872	10,940,975
Interactive Media & Services 12.6%
Alphabet, Inc., Class A	294,131	91,698,280
Meta Platforms, Inc., Class A	94,088	60,985,960
Total		152,684,240
Total Communication Services		163,625,215
Consumer Discretionary 14.8%
Automobiles 1.4%
Tesla, Inc.(a)	42,423	17,075,682
Broadline Retail 6.5%
Amazon.com, Inc.(a)	373,294	78,391,740
Hotels, Restaurants & Leisure 3.5%
Expedia Group, Inc.	76,485	16,497,050
Hilton Worldwide Holdings, Inc.	43,567	13,583,319
Royal Caribbean Cruises Ltd.	40,498	12,593,258
Total		42,673,627
Specialty Retail 2.7%
Gap, Inc. (The)	531,273	14,896,895
TJX Companies, Inc. (The)	108,184	17,489,025
Total		32,385,920
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	129,349	8,042,921
Total Consumer Discretionary		178,569,890
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	33,148	33,505,667
Household Products 1.0%
Colgate-Palmolive Co.	124,526	12,345,508
Total Consumer Staples		45,851,175
Financials 5.4%
Banks 1.4%
Bank of America Corp.	350,758	17,478,271
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.9%
Goldman Sachs Group, Inc. (The)	13,171	11,321,396
Financial Services 3.1%
Visa, Inc., Class A	116,182	37,194,506
Total Financials		65,994,173
Health Care 10.2%
Biotechnology 3.8%
Argenx SE, ADR(a)	11,418	8,756,693
Insmed, Inc.(a)	81,845	12,221,914
Revolution Medicines, Inc.(a)	97,956	9,993,471
Vertex Pharmaceuticals, Inc.(a)	30,175	14,991,845
Total		45,963,923
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.(a)	26,635	13,410,989
Life Sciences Tools & Services 1.1%
Adaptive Biotechnologies Corp.(a)	352,306	5,643,942
Illumina, Inc.(a)	52,607	7,073,537
Total		12,717,479
Pharmaceuticals 4.2%
Eli Lilly & Co.	48,295	50,805,857
Total Health Care		122,898,248
Industrials 5.9%
Aerospace & Defense 0.8%
Karman Holdings, Inc.(a)	106,736	9,404,509
Commercial Services & Supplies 0.9%
Cintas Corp.	53,542	10,768,902
Electrical Equipment 2.7%
Eaton Corp. PLC	28,844	10,843,037
Vertiv Holdings Co.	83,189	21,204,044
Total		32,047,081
Ground Transportation 1.5%
Uber Technologies, Inc.(a)	247,076	18,634,472
Total Industrials		70,854,964
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 44.8%
Communications Equipment 1.3%
Arista Networks, Inc.(a)	118,308	15,794,118
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity PLC	71,450	16,444,217
Semiconductors & Semiconductor Equipment 20.5%
Advanced Micro Devices, Inc.(a)	72,220	14,459,166
Broadcom, Inc.	186,824	59,699,609
Micron Technology, Inc.	32,307	13,322,438
NVIDIA Corp.	909,553	161,163,696
Total		248,644,909
Software 14.7%
Crowdstrike Holdings, Inc., Class A(a)	40,501	15,065,562
Microsoft Corp.	320,960	126,053,831
Palantir Technologies, Inc., Class A(a)	39,060	5,358,641
Palo Alto Networks, Inc.(a)	101,502	15,115,678
ServiceNow, Inc.(a)	148,590	16,049,206
Total		177,642,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	315,967	83,472,162
Total Information Technology		541,998,324
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	14,192	13,826,698
Total Real Estate		13,826,698
Total Common Stocks (Cost $745,395,278)		1,203,618,687

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	6,733,100	6,731,753
Total Money Market Funds (Cost $6,730,902)		6,731,753
Total Investments in Securities (Cost: $752,126,180)		1,210,350,440
Other Assets & Liabilities, Net		(724,464)
Net Assets		1,209,625,976
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	5,643,751	198,874,768	(197,786,950)	184	6,731,753	220	250,105	6,733,100
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Large Cap Growth Opportunity Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	163,625,215	—	—	163,625,215
Consumer Discretionary	178,569,890	—	—	178,569,890
Consumer Staples	45,851,175	—	—	45,851,175
Financials	65,994,173	—	—	65,994,173
Health Care	122,898,248	—	—	122,898,248
Industrials	70,854,964	—	—	70,854,964
Information Technology	541,998,324	—	—	541,998,324
Real Estate	13,826,698	—	—	13,826,698
Total Common Stocks	1,203,618,687	—	—	1,203,618,687
Money Market Funds	6,731,753	—	—	6,731,753
Total Investments in Securities	1,210,350,440	—	—	1,210,350,440
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
5

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $745,395,278)	$1,203,618,687
Affiliated issuers (cost $6,730,902)	6,731,753
Receivable for:
Investments sold	10,697,830
Capital shares sold	364,501
Dividends	654,601
Foreign tax reclaims	12,682
Expense reimbursement due from Investment Manager	2,453
Prepaid expenses	4,840
Total assets	1,222,087,347
Liabilities
Payable for:
Investments purchased	9,651,840
Capital shares redeemed	2,083,968
Management services fees	24,527
Distribution and/or service fees	6,207
Transfer agent fees	103,801
Compensation of chief compliance officer	212
Compensation of board members	2,740
Other expenses	45,381
Deferred compensation of board members	542,695
Total liabilities	12,461,371
Net assets applicable to outstanding capital stock	$1,209,625,976
Represented by
Paid in capital	701,946,032
Total distributable earnings (loss)	507,679,944
Total - representing net assets applicable to outstanding capital stock	$1,209,625,976
Class A
Net assets	$868,154,314
Shares outstanding	49,992,333
Net asset value per share	$17.37
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.43
Institutional Class
Net assets	$261,081,130
Shares outstanding	12,169,194
Net asset value per share	$21.45
Institutional 2 Class
Net assets	$28,685,741
Shares outstanding	1,216,268
Net asset value per share	$23.59
Institutional 3 Class
Net assets	$1,852,593
Shares outstanding	84,757
Net asset value per share	$21.86
Class R
Net assets	$13,369,403
Shares outstanding	771,761
Net asset value per share	$17.32
Class S
Net assets	$36,482,795
Shares outstanding	1,700,362
Net asset value per share	$21.46
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Large Cap Growth Opportunity Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$6,044,199
Dividends — affiliated issuers	250,105
Total income	6,294,304
Expenses:
Management services fees	9,139,308
Distribution and/or service fees
Class A	2,245,934
Class R	75,753
Transfer agent fees
Class A	961,498
Institutional Class	290,028
Institutional 2 Class	14,661
Institutional 3 Class	110
Class R	16,228
Class S	41,684
Custodian fees	11,111
Printing and postage fees	58,369
Registration fees	101,545
Accounting services fees	33,324
Legal fees	35,027
Compensation of chief compliance officer	192
Compensation of board members	23,985
Deferred compensation of board members	68,055
Other	41,087
Total expenses	13,157,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(871,019)
Expense reduction	(634)
Total net expenses	12,286,246
Net investment loss	(5,991,942)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	88,423,806
Investments — affiliated issuers	220
Net realized gain	88,424,026
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	48,502,853
Investments — affiliated issuers	184
Net change in unrealized appreciation (depreciation)	48,503,037
Net realized and unrealized gain	136,927,063
Net increase in net assets resulting from operations	$130,935,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
7

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment loss	$(5,991,942)	$(6,183,306)
Net realized gain	88,424,026	56,929,913
Net change in unrealized appreciation (depreciation)	48,503,037	123,555,974
Net increase in net assets resulting from operations	130,935,121	174,302,581
Distributions to shareholders
Net investment income and net realized gains
Class A	(58,753,074)	(34,551,170)
Advisor Class	—	(427,215)
Institutional Class	(14,493,010)	(9,286,614)
Institutional 2 Class	(1,350,908)	(730,999)
Institutional 3 Class	(77,319)	(32,283)
Class R	(993,328)	(653,049)
Class S	(2,081,631)	(413,317)
Total distributions to shareholders	(77,749,270)	(46,094,647)
Decrease in net assets from capital stock activity	(106,958,165)	(141,076,187)
Total decrease in net assets	(53,772,314)	(12,868,253)
Net assets at beginning of year	1,263,398,290	1,276,266,543
Net assets at end of year	$1,209,625,976	$1,263,398,290
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Large Cap Growth Opportunity Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,286,335	22,108,986	1,153,342	18,646,203
Distributions reinvested	2,364,961	40,955,464	1,447,767	23,886,134
Shares redeemed	(7,763,846)	(133,648,983)	(8,386,361)	(135,409,741)
Net decrease	(4,112,550)	(70,584,533)	(5,785,252)	(92,877,404)
Advisor Class
Shares sold	—	—	152,701	3,044,733
Distributions reinvested	—	—	20,499	423,723
Shares redeemed	—	—	(1,170,342)	(25,320,397)
Net decrease	—	—	(997,142)	(21,851,941)
Institutional Class
Shares sold	712,861	14,879,283	1,701,580	34,331,780
Distributions reinvested	548,752	11,682,661	381,350	7,619,911
Shares redeemed	(2,632,805)	(55,268,280)	(5,329,081)	(104,699,097)
Net decrease	(1,371,192)	(28,706,336)	(3,246,151)	(62,747,406)
Institutional 2 Class
Shares sold	212,760	5,120,938	213,197	4,448,203
Distributions reinvested	57,614	1,350,908	33,413	730,999
Shares redeemed	(215,682)	(5,109,124)	(278,529)	(5,878,138)
Net increase (decrease)	54,692	1,362,722	(31,919)	(698,936)
Institutional 3 Class
Shares sold	46,452	1,029,557	32,361	647,731
Distributions reinvested	3,493	75,393	1,526	31,001
Shares redeemed	(26,357)	(596,464)	(31,607)	(612,127)
Net increase	23,588	508,486	2,280	66,605
Class R
Shares sold	80,635	1,394,513	159,865	2,578,014
Distributions reinvested	57,411	993,328	39,539	653,049
Shares redeemed	(314,799)	(5,395,145)	(361,682)	(5,914,106)
Net decrease	(176,753)	(3,007,304)	(162,278)	(2,683,043)
Class S
Shares sold	5,462	122,142	2,127,458	42,132,963
Distributions reinvested	97,941	2,081,631	19,188	413,317
Shares redeemed	(413,156)	(8,734,973)	(136,531)	(2,830,342)
Net increase (decrease)	(309,753)	(6,531,200)	2,010,115	39,715,938
Total net decrease	(5,891,968)	(106,958,165)	(8,210,347)	(141,076,187)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$16.71	(0.09)	1.90	1.81	(1.15)	(1.15)
Year Ended 2/28/2025	$15.16	(0.09)	2.25	2.16	(0.61)	(0.61)
Year Ended 2/29/2024	$11.39	(0.01)	3.78	3.77	—	—
Year Ended 2/28/2023	$16.74	(0.02)	(2.75)	(2.77)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.37	(0.09)	1.57	1.48	(8.11)	(8.11)
Institutional Class
Year Ended 2/28/2026	$20.35	(0.06)	2.31	2.25	(1.15)	(1.15)
Year Ended 2/28/2025	$18.30	(0.06)	2.72	2.66	(0.61)	(0.61)
Year Ended 2/29/2024	$13.71	0.03	4.56	4.59	—	—
Year Ended 2/28/2023	$19.45	0.02	(3.18)	(3.16)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.05	(0.03)	1.65	1.62	(8.22)	(8.22)
Institutional 2 Class
Year Ended 2/28/2026	$22.25	(0.05)	2.54	2.49	(1.15)	(1.15)
Year Ended 2/28/2025	$19.94	(0.05)	2.97	2.92	(0.61)	(0.61)
Year Ended 2/29/2024	$14.94	0.04	4.96	5.00	—	—
Year Ended 2/28/2023	$20.90	0.03	(3.41)	(3.38)	(2.58)	(2.58)
Year Ended 2/28/2022	$27.46	(0.02)	1.70	1.68	(8.24)	(8.24)
Institutional 3 Class
Year Ended 2/28/2026	$20.69	(0.04)	2.36	2.32	(1.15)	(1.15)
Year Ended 2/28/2025	$18.58	(0.04)	2.76	2.72	(0.61)	(0.61)
Year Ended 2/29/2024	$13.90	0.04	4.64	4.68	—	—
Year Ended 2/28/2023	$19.67	0.04	(3.23)	(3.19)	(2.58)	(2.58)
Year Ended 2/28/2022	$26.27	(0.01)	1.67	1.66	(8.26)	(8.26)
Class R
Year Ended 2/28/2026	$16.71	(0.14)	1.90	1.76	(1.15)	(1.15)
Year Ended 2/28/2025	$15.20	(0.13)	2.25	2.12	(0.61)	(0.61)
Year Ended 2/29/2024	$11.45	(0.04)	3.79	3.75	—	—
Year Ended 2/28/2023	$16.85	(0.05)	(2.77)	(2.82)	(2.58)	(2.58)
Year Ended 2/28/2022	$23.44	(0.15)	1.57	1.42	(8.01)	(8.01)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Large Cap Growth Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$17.37	10.97%	1.12%	1.05% (c)	(0.54% )	53%	$868,154
Year Ended 2/28/2025	$16.71	14.32%	1.11%	1.05% (c)	(0.54% )	35%	$904,058
Year Ended 2/29/2024	$15.16	33.10%	1.13% (d)	1.05% (c),(d)	(0.09% )	100%	$907,931
Year Ended 2/28/2023	$11.39	(15.76% )	1.12% (d)	1.05% (c),(d)	(0.13% )	74%	$766,362
Year Ended 2/28/2022	$16.74	2.77%	1.08% (d)	1.04% (c),(d)	(0.38% )	93%	$1,094,509
Institutional Class
Year Ended 2/28/2026	$21.45	11.17%	0.87%	0.80% (c)	(0.29% )	53%	$261,081
Year Ended 2/28/2025	$20.35	14.60%	0.86%	0.80% (c)	(0.30% )	35%	$275,482
Year Ended 2/29/2024	$18.30	33.48%	0.88% (d)	0.80% (c),(d)	0.16%	100%	$307,125
Year Ended 2/28/2023	$13.71	(15.55% )	0.86% (d)	0.80% (c),(d)	0.12%	74%	$282,203
Year Ended 2/28/2022	$19.45	2.99%	0.83% (d)	0.79% (c),(d)	(0.14% )	93%	$468,670
Institutional 2 Class
Year Ended 2/28/2026	$23.59	11.30%	0.81%	0.74%	(0.24% )	53%	$28,686
Year Ended 2/28/2025	$22.25	14.70%	0.81%	0.74%	(0.24% )	35%	$25,843
Year Ended 2/29/2024	$19.94	33.47%	0.82% (d)	0.74% (d)	0.22%	100%	$23,803
Year Ended 2/28/2023	$14.94	(15.51% )	0.81% (d)	0.74% (d)	0.18%	74%	$20,199
Year Ended 2/28/2022	$20.90	3.09%	0.77% (d)	0.74% (d)	(0.08% )	93%	$31,012
Institutional 3 Class
Year Ended 2/28/2026	$21.86	11.33%	0.77%	0.70%	(0.18% )	53%	$1,853
Year Ended 2/28/2025	$20.69	14.70%	0.77%	0.70%	(0.19% )	35%	$1,266
Year Ended 2/29/2024	$18.58	33.67%	0.78% (d)	0.70% (d)	0.26%	100%	$1,094
Year Ended 2/28/2023	$13.90	(15.52% )	0.77% (d)	0.70% (d)	0.24%	74%	$993
Year Ended 2/28/2022	$19.67	3.14%	0.73% (d)	0.69% (d)	(0.03% )	93%	$1,406
Class R
Year Ended 2/28/2026	$17.32	10.66%	1.37%	1.30% (c)	(0.79% )	53%	$13,369
Year Ended 2/28/2025	$16.71	14.01%	1.36%	1.30% (c)	(0.79% )	35%	$15,851
Year Ended 2/29/2024	$15.20	32.75%	1.38% (d)	1.30% (c),(d)	(0.34% )	100%	$16,883
Year Ended 2/28/2023	$11.45	(15.98% )	1.37% (d)	1.30% (c),(d)	(0.38% )	74%	$14,256
Year Ended 2/28/2022	$16.85	2.50%	1.33% (d)	1.29% (c),(d)	(0.64% )	93%	$20,484
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
11

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 2/28/2026	$20.35	(0.06)	2.32	2.26	(1.15)	(1.15)
Year Ended 2/28/2025(e)	$19.56	(0.02)	1.01	0.99	(0.20)	(0.20)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Large Cap Growth Opportunity Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 2/28/2026	$21.46	11.22%	0.87%	0.80% (c)	(0.29% )	53%	$36,483
Year Ended 2/28/2025 (e)	$20.35	5.01%	0.88%	0.80%	(0.29% )	35%	$40,899
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Opportunity Fund  | 2026
13

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Large Cap Growth Opportunity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Large Cap Growth Opportunity Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.73% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
16
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $634.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Large Cap Growth Opportunity Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	65,653

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	1.05
Institutional Class	0.80
Institutional 2 Class	0.74
Institutional 3 Class	0.70
Class R	1.30
Class S	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, late-year ordinary losses, trustees’ deferred compensation and net operating loss reclassification.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
18
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
5,888,018	—	(5,888,018)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
—	77,749,270	77,749,270	—	46,094,647	46,094,647
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	52,265,453	—	456,960,275
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
753,390,165	468,448,376	(11,488,101)	456,960,275
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of February 28, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on March 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
1,003,089	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $664,588,344 and $855,988,396, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Large Cap Growth Opportunity Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
20
Columbia Large Cap Growth Opportunity Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 25.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Large Cap Growth Opportunity Fund  | 2026
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Large Cap Growth Opportunity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Large Cap Growth Opportunity Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
22
Columbia Large Cap Growth Opportunity Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Capital gain dividend
$92,903,028
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Large Cap Growth Opportunity Fund  | 2026
23

Columbia Large Cap Growth Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN186_02_T01_(04/26)

Columbia Mid Cap Index Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Mid Cap Index Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 1.5%
Entertainment 0.1%
Warner Music Group Corp., Class A	107,576	3,076,674
Interactive Media & Services 0.4%
Pinterest, Inc., Class A(a)	439,365	7,526,322
ZoomInfo Technologies, Inc.(a)	202,194	1,255,625
Total		8,781,947
Media 1.0%
EchoStar Corp., Class A(a)	99,263	11,467,854
New York Times Co. (The), Class A	119,139	9,506,101
Nexstar Media Group, Inc., Class A	21,020	5,276,440
Total		26,250,395
Total Communication Services		38,109,016
Consumer Discretionary 11.0%
Automobile Components 1.1%
Autoliv, Inc.	51,535	6,107,928
BorgWarner, Inc.	157,749	9,081,610
Gentex Corp.	161,447	3,777,860
Goodyear Tire & Rubber Co. (The)(a)	211,012	1,740,849
Lear Corp.	38,248	5,020,050
Visteon Corp.	20,120	1,924,880
Total		27,653,177
Automobiles 0.2%
Harley-Davidson, Inc.	87,117	1,568,106
Thor Industries, Inc.	38,811	3,730,902
Total		5,299,008
Broadline Retail 0.3%
Macy’s, Inc.	197,994	3,916,321
Ollie’s Bargain Outlet Holdings, Inc.(a)	45,209	4,841,884
Total		8,758,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Consumer Services 0.8%
Duolingo, Inc.(a)	29,506	2,980,106
Graham Holdings Co., Class B	2,506	2,639,344
Grand Canyon Education, Inc.(a)	20,375	3,241,051
H&R Block, Inc.	93,225	2,854,550
Service Corp. International	103,368	8,701,518
Total		20,416,569
Hotels, Restaurants & Leisure 2.6%
Aramark	193,824	8,111,534
Boyd Gaming Corp.	42,629	3,548,012
Cava Group, Inc.(a)	73,553	6,065,916
Choice Hotels International, Inc.	15,241	1,605,639
Churchill Downs, Inc.	48,847	4,490,505
Dutch Bros, Inc., Class A(a)	93,671	5,021,702
Hilton Grand Vacations, Inc.(a)	44,155	1,985,209
Hyatt Hotels Corp., Class A	30,837	4,980,175
Planet Fitness, Inc., Class A(a)	61,191	5,026,841
Texas Roadhouse, Inc.	48,775	8,919,484
Travel + Leisure Co.	47,433	3,495,812
Vail Resorts, Inc.	26,511	3,600,459
Wingstop, Inc.	20,490	5,317,360
Wyndham Hotels & Resorts, Inc.	55,711	4,557,160
Total		66,725,808
Household Durables 1.8%
KB Home	47,757	3,036,390
Somnigroup International, Inc.	154,784	13,854,716
Taylor Morrison Home Corp., Class A(a)	72,062	4,748,165
Toll Brothers, Inc.	71,072	11,175,361
TopBuild Corp.(a)	20,581	9,226,463
Whirlpool Corp.	46,474	3,180,216
Total		45,221,311
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.5%
Brunswick Corp.	47,958	3,818,416
Mattel, Inc.(a)	229,181	3,884,618
Polaris, Inc.	39,403	2,393,338
YETI Holdings, Inc.(a)	57,375	2,507,862
Total		12,604,234
Specialty Retail 3.2%
Abercrombie & Fitch Co., Class A(a)	34,709	3,394,540
AutoNation, Inc.(a)	20,171	3,936,572
Bath & Body Works, Inc.	152,041	3,460,453
Burlington Stores, Inc.(a)	45,918	14,090,857
Chewy, Inc., Class A(a)	165,959	4,550,596
Dick’s Sporting Goods, Inc.	48,746	9,926,148
Five Below, Inc.(a)	40,663	9,089,400
Floor & Decor Holdings, Inc., Class A(a)	79,458	5,489,753
GameStop Corp., Class A(a)	303,861	7,301,780
Gap, Inc. (The)	166,900	4,679,876
Lithia Motors, Inc., Class A	17,882	4,999,450
Murphy U.S.A., Inc.	12,571	4,911,993
Penske Automotive Group, Inc.	13,598	2,141,957
Restoration Hardware Holdings, Inc.(a)	11,334	1,878,157
Valvoline, Inc.(a)	93,733	3,543,107
Total		83,394,639
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.(a)	87,855	1,801,906
Columbia Sportswear Co.	18,677	1,156,853
Crocs, Inc.(a)	38,282	3,472,560
PVH Corp.	35,483	2,434,134
VF Corp.	242,018	4,699,990
Total		13,565,443
Total Consumer Discretionary		283,638,394
Consumer Staples 4.4%
Beverages 0.6%
Boston Beer Co., Inc. (The), Class A(a)	5,672	1,286,296
Celsius Holdings, Inc.(a)	117,855	6,318,207
Coca-Cola Bottling Co. Consolidated	41,712	8,442,509
Total		16,047,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.8%
Albertsons Companies, Inc., Class A	291,639	5,220,338
BJ’s Wholesale Club Holdings, Inc.(a)	97,153	9,597,745
Casey’s General Stores, Inc.	27,417	18,796,821
Maplebear, Inc.(a)	135,513	5,083,093
Performance Food Group, Inc.(a)	115,632	11,223,242
Sprouts Farmers Market, Inc.(a)	71,799	5,303,792
U.S. Foods Holding Corp.(a)	164,395	15,882,201
Total		71,107,232
Food Products 0.8%
Darling Ingredients, Inc.(a)	116,645	6,200,848
Flowers Foods, Inc.	155,721	1,538,524
Ingredion, Inc.	46,846	5,502,531
Marzetti Co. (The)	14,998	2,464,771
Pilgrim’s Pride Corp.	31,530	1,360,835
Post Holdings, Inc.(a)	35,248	3,746,862
Total		20,814,371
Personal Care Products 0.2%
BellRing Brands, Inc.(a)	92,896	1,708,357
Coty, Inc., Class A(a)	270,873	679,891
elf Beauty, Inc.(a)	43,976	4,047,991
Total		6,436,239
Total Consumer Staples		114,404,854
Energy 4.5%
Energy Equipment & Services 1.4%
NOV, Inc.	268,965	5,449,231
TechnipFMC PLC	298,289	19,779,543
Valaris Ltd.(a)	47,714	4,573,387
Weatherford International PLC	52,893	5,578,096
Total		35,380,257
Oil, Gas & Consumable Fuels 3.1%
Antero Midstream Corp.	245,841	5,526,506
Antero Resources Corp.(a)	216,107	7,954,899
Chord Energy Corp.	41,932	4,544,171
CNX Resources Corp.(a)	99,425	4,153,977
DT Midstream, Inc.	74,973	10,409,251
HF Sinclair Corp.	115,295	5,765,903
Matador Resources Co.	86,138	4,427,493
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Murphy Oil Corp.	98,939	3,279,828
Ovintiv, Inc.	206,987	10,471,472
PBF Energy, Inc., Class A	60,651	2,159,176
Permian Resources Corp.	512,022	9,364,882
Range Resources Corp.	174,714	7,212,194
Viper Energy, Inc., Class A	124,199	5,780,221
Total		81,049,973
Total Energy		116,430,230
Financials 14.3%
Banks 5.6%
Associated Banc-Corp.	120,558	3,183,937
Bank OZK	78,077	3,635,265
Columbia Banking System, Inc.	220,569	6,275,188
Commerce Bancshares, Inc.	95,347	4,861,744
Cullen/Frost Bankers, Inc.	47,150	6,517,073
East West Bancorp, Inc.	101,455	11,104,250
First Financial Bankshares, Inc.	96,095	2,972,218
First Horizon Corp.	363,087	8,637,840
Flagstar Bank	220,734	2,801,114
FNB Corp.	264,087	4,486,838
Glacier Bancorp, Inc.	94,859	4,315,136
Hancock Whitney Corp.	61,655	4,057,516
Home Bancshares, Inc.	134,783	3,701,141
International Bancshares Corp.	39,880	2,676,347
Old National Bancorp	256,456	5,924,134
Pinnacle Financial Partners, Inc.	110,327	10,013,279
Prosperity Bancshares, Inc.	70,046	4,929,137
Southstate Bank Corp.	74,119	7,313,322
Texas Capital Bancshares, Inc.(a)	33,657	3,207,512
UMB Financial Corp.	52,648	6,100,850
United Bankshares, Inc.	103,300	4,266,290
Valley National Bancorp	353,628	4,459,249
Webster Financial Corp.	118,934	8,578,709
Western Alliance Bancorp	76,114	6,113,476
Wintrust Financial Corp.	49,384	7,114,259
Zions Bancorp NA	108,869	6,236,016
Total		143,481,840
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
Affiliated Managers Group, Inc.	20,742	6,350,786
Carlyle Group, Inc. (The)	191,349	9,948,234
Evercore, Inc., Class A	28,521	8,808,426
Federated Hermes, Inc., Class B	54,494	3,052,209
Hamilton Lane, Inc., Class A	30,151	3,164,046
Houlihan Lokey, Inc., Class A	40,199	6,583,390
Janus Henderson Group PLC	91,127	4,747,717
Jefferies Financial Group, Inc.	121,687	5,402,903
Morningstar, Inc.	17,590	3,221,433
SEI Investments Co.	68,617	5,579,934
Stifel Financial Corp.	112,630	8,340,251
Total		65,199,329
Consumer Finance 0.6%
Ally Financial, Inc.	206,711	8,152,682
FirstCash Holdings, Inc.	28,639	5,521,313
SLM Corp.	149,719	2,805,734
Total		16,479,729
Financial Services 1.4%
Corebridge Financial, Inc.	197,135	5,093,968
Equitable Holdings, Inc.	211,286	8,497,923
Essent Group Ltd.	71,280	4,336,675
Euronet Worldwide, Inc.(a)	28,833	2,005,335
MGIC Investment Corp.	164,985	4,377,052
Shift4 Payments, Inc., Class A(a)	49,822	2,195,656
Voya Financial, Inc.	70,172	4,693,103
WEX, Inc.(a)	25,284	3,772,120
Total		34,971,832
Insurance 3.6%
American Financial Group, Inc.	51,047	6,788,230
Brighthouse Financial, Inc.(a)	42,157	2,528,577
CNO Financial Group, Inc.	70,313	2,939,787
Fidelity National Financial, Inc.	187,928	9,937,633
First American Financial Corp.	75,140	5,268,065
Hanover Insurance Group, Inc. (The)	26,239	4,739,551
Kemper Corp.	43,172	1,395,319
Kinsale Capital Group, Inc.	16,296	6,350,062
Old Republic International Corp.	167,870	7,196,587
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Primerica, Inc.	23,535	5,969,888
Reinsurance Group of America, Inc.	48,457	10,453,629
RenaissanceRe Holdings Ltd.	34,001	10,283,942
RLI Corp.	67,720	4,220,310
Ryan Specialty Holdings, Inc., Class A	83,563	3,288,204
Selective Insurance Group, Inc.	44,545	3,743,562
Unum Group	113,517	8,142,574
Total		93,245,920
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Annaly Capital Management, Inc.	503,661	11,705,082
Starwood Property Trust, Inc.	256,694	4,571,720
Total		16,276,802
Total Financials		369,655,452
Health Care 8.5%
Biotechnology 2.7%
Arrowhead Pharmaceuticals, Inc.(a)	101,950	6,450,377
BioMarin Pharmaceutical, Inc.(a)	141,663	8,744,857
Cytokinetics, Inc.(a)	90,157	5,609,569
Exelixis, Inc.(a)	197,703	8,710,794
Halozyme Therapeutics, Inc.(a)	86,715	6,029,294
Neurocrine Biosciences, Inc.(a)	73,522	9,723,284
Roivant Sciences Ltd.(a)	323,095	9,350,369
United Therapeutics Corp.(a)	31,750	15,998,825
Total		70,617,369
Health Care Equipment & Supplies 1.5%
Dentsply Sirona, Inc.	147,148	2,160,133
Envista Holdings Corp.(a)	121,246	3,541,596
Globus Medical, Inc., Class A(a)	82,152	7,842,230
Haemonetics Corp.(a)	34,517	2,185,616
Lantheus Holdings, Inc.(a)	48,898	3,662,949
LivaNova PLC(a)	40,266	2,842,780
Masimo Corp.(a)	33,667	5,903,508
Penumbra, Inc.(a)	28,878	9,945,294
Total		38,084,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.9%
Chemed Corp.	10,444	4,282,145
Encompass Health Corp.	74,193	8,003,941
Ensign Group, Inc. (The)	42,413	9,083,592
HealthEquity, Inc.(a)	63,531	4,859,486
Hims & Hers Health, Inc., Class A(a)	153,604	2,230,330
Option Care Health, Inc.(a)	117,048	3,799,378
Tenet Healthcare Corp.(a)	64,806	15,513,908
Total		47,772,780
Health Care Technology 0.1%
Doximity, Inc., Class A(a)	101,298	2,484,840
Life Sciences Tools & Services 1.6%
Avantor, Inc.(a)	502,764	4,550,014
Bio-Rad Laboratories, Inc., Class A(a)	13,407	3,733,045
Bruker Corp.	81,789	3,280,557
Illumina, Inc.(a)	112,673	15,150,012
Medpace Holdings, Inc.(a)	16,409	7,412,930
Repligen Corp.(a)	39,018	5,022,787
Sotera Health Co.(a)	152,926	2,485,047
Total		41,634,392
Pharmaceuticals 0.7%
Elanco Animal Health, Inc.(a)	366,382	9,672,485
Jazz Pharmaceuticals PLC(a)	44,808	8,514,416
Total		18,186,901
Total Health Care		218,780,388
Industrials 25.2%
Aerospace & Defense 4.2%
Aerovironment, Inc.(a)	23,460	5,917,785
ATI, Inc.(a)	100,185	16,389,264
BWX Technologies, Inc.	67,417	13,886,554
Carpenter Technology Corp.	36,736	14,623,500
Curtiss-Wright Corp.	27,191	19,042,673
Hexcel Corp.	58,701	5,440,996
Kratos Defense & Security Solutions, Inc.(a)	124,502	10,729,582
StandardAero, Inc.(a)	142,358	4,384,626
Woodward, Inc.	44,218	17,101,754
Total		107,516,734
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
GXO Logistics, Inc.(a)	84,421	5,304,171
Building Products 2.0%
AAON, Inc.	49,900	5,049,880
Advanced Drainage Systems, Inc.	52,755	9,039,042
Carlisle Companies, Inc.	30,739	12,134,835
Fortune Brands Innovations, Inc.	88,589	4,813,926
Owens Corning	60,608	7,398,419
Simpson Manufacturing Co., Inc.	30,571	5,917,628
Trex Company, Inc.(a)	79,089	3,275,866
UFP Industries, Inc.	42,958	4,420,808
Total		52,050,404
Commercial Services & Supplies 1.6%
Brink’s Co. (The)	30,636	3,577,366
Clean Harbors, Inc.(a)	37,036	10,858,955
MSA Safety, Inc.	27,138	5,303,037
RB Global, Inc.	136,928	13,824,251
Tetra Tech, Inc.	192,767	6,908,769
Total		40,472,378
Construction & Engineering 2.6%
AECOM	97,664	9,569,119
API Group Corp.(a)	272,950	12,135,357
Dycom Industries, Inc.(a)	21,350	8,967,427
Fluor Corp.(a)	118,855	6,217,305
MasTec, Inc.(a)	45,229	13,479,146
Sterling Infrastructure, Inc.(a)	22,652	9,698,001
Valmont Industries, Inc.	14,527	6,681,403
Total		66,747,758
Electrical Equipment 2.0%
Acuity, Inc.	22,426	6,763,457
EnerSys	27,216	4,521,938
Nextpower, Inc., Class A(a)	109,419	11,499,937
nVent Electric PLC	118,985	14,083,065
Regal Rexnord Corp.	48,955	10,818,076
Sensata Technologies Holding	107,422	4,011,138
Total		51,697,611
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.8%
Avis Budget Group, Inc.(a)	12,458	1,213,534
Knight-Swift Transportation Holdings, Inc.	119,707	7,531,965
Landstar System, Inc.	25,326	4,126,872
Ryder System, Inc.	29,774	6,596,727
Saia, Inc.(a)	19,646	7,964,292
XPO, Inc.(a)	86,558	18,217,862
Total		45,651,252
Machinery 6.0%
AGCO Corp.	45,673	6,234,364
Chart Industries, Inc.(a)	32,587	6,755,285
CNH Industrial NV	652,552	8,026,390
Crane Co.	36,101	7,239,333
Donaldson Co., Inc.	85,413	7,922,910
Esab Corp.	42,082	5,309,486
Flowserve Corp.	93,734	8,297,334
Graco, Inc.	122,255	11,482,190
ITT, Inc.	62,678	12,686,654
Lincoln Electric Holdings, Inc.	40,576	11,647,341
Middleby Corp. (The)(a)	34,172	5,770,284
Mueller Industries, Inc.	81,861	9,656,323
Oshkosh Corp.	46,643	7,930,243
RBC Bearings, Inc.(a)	23,212	13,368,255
SPX Technologies, Inc.(a)	36,749	8,339,818
Terex Corp.	83,675	5,756,003
Timken Co. (The)	46,741	5,065,790
Toro Co. (The)	72,163	7,134,034
Watts Water Technologies, Inc., Class A	20,210	6,643,835
Total		155,265,872
Marine Transportation 0.2%
Kirby Corp.(a)	39,967	5,187,717
Passenger Airlines 0.4%
Alaska Air Group, Inc.(a)	85,529	4,413,296
American Airlines Group, Inc.(a)	486,741	6,361,705
Total		10,775,001
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.5%
Booz Allen Hamilton Holding Corp.	89,446	7,051,028
CACI International, Inc., Class A(a)	16,282	9,934,788
Concentrix Corp.	32,594	1,069,083
ExlService Holdings, Inc.(a)	117,025	3,657,031
Exponent, Inc.	36,786	2,677,285
FTI Consulting, Inc.(a)	22,317	3,669,361
Genpact Ltd.	118,237	4,696,374
KBR, Inc.	93,641	3,954,460
MAXIMUS, Inc.	41,552	3,141,747
Parsons Corp.(a)	39,262	2,591,292
Paylocity Holding Corp.(a)	32,482	3,459,008
Science Applications International Corp.	33,936	3,130,935
TransUnion	143,201	11,248,439
UL Solutions, Inc., Class A	55,492	4,659,663
Total		64,940,494
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	27,813	7,859,398
Core & Main, Inc., Class A(a)	140,612	7,615,546
GATX Corp.	26,325	4,848,275
MSC Industrial Direct Co., Inc., Class A	33,734	3,165,599
Watsco, Inc.	25,753	10,747,499
WESCO International, Inc.	35,871	10,384,654
Total		44,620,971
Total Industrials		650,230,363
Information Technology 13.9%
Communications Equipment 1.4%
Lumentum Holdings, Inc.(a)	52,281	36,644,276
Electronic Equipment, Instruments & Components 4.9%
Advanced Energy Industries, Inc.	27,833	9,339,920
Arrow Electronics, Inc.(a)	37,984	5,779,645
Avnet, Inc.	59,971	3,948,491
Belden, Inc.	28,979	4,152,691
Cognex Corp.	123,585	6,723,024
Coherent Corp.(a)	115,884	30,005,844
Crane NXT Co.	36,415	1,758,480
Fabrinet(a)	26,418	14,414,453
Flex Ltd.(a)	272,680	17,184,294
Common Stocks (continued)
Issuer	Shares	Value ($)
IPG Photonics Corp.(a)	18,637	2,452,070
Littelfuse, Inc.	18,363	6,472,223
Novanta, Inc.(a)	26,380	3,546,263
TD SYNNEX Corp.	55,848	8,757,525
TTM Technologies, Inc.(a)	76,195	7,942,567
Vontier Corp.	106,995	4,378,235
Total		126,855,725
IT Services 1.0%
ASGN, Inc.(a)	31,487	1,350,792
Kyndryl Holdings, Inc.(a)	168,541	2,078,111
Okta, Inc.(a)	124,220	9,005,950
Twilio, Inc., Class A(a)	111,798	13,523,086
Total		25,957,939
Semiconductors & Semiconductor Equipment 3.4%
Allegro MicroSystems, Inc.(a)	91,458	3,335,473
Amkor Technology, Inc.	83,848	4,009,611
Cirrus Logic, Inc.(a)	37,629	5,310,205
Entegris, Inc.	111,788	14,806,321
Lattice Semiconductor Corp.(a)	100,865	9,644,711
MACOM Technology Solutions Holdings, Inc.(a)	47,226	11,717,715
MKS, Inc.	49,530	12,108,104
Onto Innovation, Inc.(a)	36,140	7,802,265
Rambus, Inc.(a)	79,380	7,911,011
Silicon Laboratories, Inc.(a)	24,225	4,954,739
Synaptics, Inc.(a)	28,751	2,342,056
Universal Display Corp.	32,603	3,478,414
Total		87,420,625
Software 2.6%
Appfolio, Inc., Class A(a)	17,014	3,024,409
Bentley Systems, Inc., Class B	109,819	4,013,884
BILL Holdings, Inc.(a)	65,731	2,925,687
Blackbaud, Inc.(a)	27,044	1,312,716
CommVault Systems, Inc.(a)	32,515	2,766,376
DocuSign, Inc.(a)	148,292	6,683,520
Dolby Laboratories, Inc., Class A	45,117	3,003,439
Dropbox, Inc., Class A(a)	128,618	3,214,164
Dynatrace, Inc.(a)	222,314	7,985,519
Guidewire Software, Inc.(a)	62,692	9,110,401
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	44,434	6,017,697
Nutanix, Inc., Class A(a)	199,675	7,643,559
Pegasystems, Inc.	67,582	2,955,361
Qualys, Inc.(a)	26,441	2,444,999
UiPath, Inc., Class A(a)	311,046	3,337,523
Total		66,439,254
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Inc., Class A(a)	230,217	14,784,536
Total Information Technology		358,102,355
Materials 5.7%
Chemicals 1.3%
Ashland, Inc.	33,703	2,101,719
Avient Corp.	67,518	2,772,964
Axalta Coating Systems Ltd.(a)	157,315	5,255,894
Cabot Corp.	39,232	2,987,125
NewMarket Corp.	5,751	3,600,184
Olin Corp.	84,152	2,134,936
RPM International, Inc.	94,548	10,789,818
Scotts Miracle-Gro Co. (The), Class A	32,784	2,298,814
Westlake Corp.	24,593	2,591,610
Total		34,533,064
Construction Materials 0.4%
Eagle Materials, Inc.	23,644	5,291,527
Knife River Corp.(a)	41,784	3,717,941
Total		9,009,468
Containers & Packaging 1.1%
AptarGroup, Inc.	48,387	6,953,696
Crown Holdings, Inc.	84,076	9,635,109
Graphic Packaging Holding Co.	217,621	2,661,505
Greif, Inc., Class A	19,298	1,402,386
Silgan Holdings, Inc.	64,672	3,107,489
Sonoco Products Co.	72,732	4,107,176
Total		27,867,361
Metals & Mining 2.7%
Alcoa Corp.	190,958	11,854,673
Cleveland-Cliffs, Inc.(a)	420,097	4,478,234
Commercial Metals Co.	81,827	5,997,919
Hecla Mining Co.	494,125	12,308,654
Common Stocks (continued)
Issuer	Shares	Value ($)
MP Materials Corp.(a)	99,323	5,847,145
Reliance, Inc.	38,556	12,169,816
Royal Gold, Inc.	59,745	17,910,953
Total		70,567,394
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	46,732	3,960,070
Total Materials		145,937,357
Real Estate 6.5%
Diversified REITs 0.5%
WP Carey, Inc.	161,595	12,063,067
Health Care REITs 1.0%
American Healthcare REIT, Inc.	130,450	6,814,708
Healthcare Realty Trust, Inc.	259,288	4,783,864
Omega Healthcare Investors, Inc.	217,920	10,518,998
Sabra Health Care REIT, Inc.	183,868	3,778,487
Total		25,896,057
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	147,403	1,667,128
Industrial REITs 1.0%
EastGroup Properties, Inc.	39,273	7,709,683
First Industrial Realty Trust, Inc.	97,647	6,165,431
Rexford Industrial Realty, Inc.	171,294	6,418,386
STAG Industrial, Inc.	137,708	5,400,908
Total		25,694,408
Office REITs 0.4%
COPT Defense Properties	83,303	2,647,369
Cousins Properties, Inc.	123,856	2,868,505
Kilroy Realty Corp.	80,259	2,393,324
Vornado Realty Trust	118,960	3,280,917
Total		11,190,115
Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.(a)	34,801	10,981,456
Residential REITs 0.8%
American Homes 4 Rent, Class A	240,400	7,212,000
Equity LifeStyle Properties, Inc.	142,927	9,598,977
Independence Realty Trust, Inc.	176,037	2,916,933
Total		19,727,910
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 0.9%
Agree Realty Corp.	84,608	6,809,252
Brixmor Property Group, Inc.	225,715	6,832,393
Kite Realty Group Trust	159,650	4,158,882
NNN REIT, Inc.	140,046	6,346,885
Total		24,147,412
Specialized REITs 1.4%
CubeSmart	168,152	6,917,773
EPR Properties	56,145	3,335,574
Gaming and Leisure Properties, Inc.	208,687	10,206,881
Lamar Advertising Co., Class A	64,052	8,822,523
National Storage Affiliates Trust	52,193	1,827,799
Rayonier, Inc.	204,845	4,402,119
Total		35,512,669
Total Real Estate		166,880,222
Utilities 3.2%
Electric Utilities 0.8%
IDACORP, Inc.	39,852	5,737,492
OGE Energy Corp.	148,556	7,300,042
Portland General Electric Co.	82,948	4,475,874
TXNM Energy, Inc.	72,286	4,266,320
Total		21,779,728
Gas Utilities 1.1%
National Fuel Gas Co.	66,634	6,065,693
New Jersey Resources Corp.	74,072	4,017,665
ONE Gas, Inc.	44,243	3,868,608
Southwest Gas Holdings, Inc.	47,372	4,176,789
Common Stocks (continued)
Issuer	Shares	Value ($)
Spire, Inc.	43,524	3,987,234
UGI Corp.	158,483	5,928,849
Total		28,044,838
Independent Power and Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	44,820	4,647,834
Talen Energy Corp.(a)	33,690	12,497,979
Total		17,145,813
Multi-Utilities 0.3%
Black Hills Corp.	55,653	4,099,400
Northwestern Energy Group, Inc.	45,281	3,167,859
Total		7,267,259
Water Utilities 0.3%
Essential Utilities, Inc.	208,664	8,340,300
Total Utilities		82,577,938
Total Common Stocks (Cost $1,503,920,073)		2,544,746,569

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	31,772,864	31,766,510
Total Money Market Funds (Cost $31,761,664)		31,766,510
Total Investments in Securities (Cost: $1,535,681,737)		2,576,513,079
Other Assets & Liabilities, Net		2,426,387
Net Assets		2,578,939,466
At February 28, 2026, securities and/or cash totaling $2,689,626 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	99	03/2026	USD	35,421,210	1,290,029	—
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Mid Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	29,582,068	441,427,991	(439,245,903)	2,354	31,766,510	(6,533)	1,212,903	31,772,864
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,109,016	—	—	38,109,016
Consumer Discretionary	283,638,394	—	—	283,638,394
Consumer Staples	114,404,854	—	—	114,404,854
Energy	116,430,230	—	—	116,430,230
Financials	369,655,452	—	—	369,655,452
Health Care	218,780,388	—	—	218,780,388
Industrials	650,230,363	—	—	650,230,363
Information Technology	358,102,355	—	—	358,102,355
Materials	145,937,357	—	—	145,937,357
Real Estate	166,880,222	—	—	166,880,222
Utilities	82,577,938	—	—	82,577,938
Total Common Stocks	2,544,746,569	—	—	2,544,746,569
Money Market Funds	31,766,510	—	—	31,766,510
Total Investments in Securities	2,576,513,079	—	—	2,576,513,079
Investments in Derivatives
Asset
Futures Contracts	1,290,029	—	—	1,290,029
Total	2,577,803,108	—	—	2,577,803,108
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Mid Cap Index Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,503,920,073)	$2,544,746,569
Affiliated issuers (cost $31,761,664)	31,766,510
Margin deposits on:
Futures contracts	2,689,626
Receivable for:
Capital shares sold	2,130,901
Dividends	1,533,724
Foreign tax reclaims	7,943
Expense reimbursement due from Investment Manager	7,700
Prepaid expenses	7,495
Total assets	2,582,890,468
Liabilities
Payable for:
Capital shares redeemed	2,898,299
Variation margin for futures contracts	357,160
Management services fees	14,261
Distribution and/or service fees	3,545
Transfer agent fees	222,076
Compensation of chief compliance officer	399
Compensation of board members	4,036
Other expenses	65,449
Deferred compensation of board members	385,777
Total liabilities	3,951,002
Net assets applicable to outstanding capital stock	$2,578,939,466
Represented by
Paid in capital	1,437,442,537
Total distributable earnings (loss)	1,141,496,929
Total - representing net assets applicable to outstanding capital stock	$2,578,939,466
Class A
Net assets	$512,030,090
Shares outstanding	33,014,738
Net asset value per share	$15.51
Institutional Class
Net assets	$1,182,301,210
Shares outstanding	76,929,475
Net asset value per share	$15.37
Institutional 2 Class
Net assets	$530,306,956
Shares outstanding	33,024,758
Net asset value per share	$16.06
Institutional 3 Class
Net assets	$354,301,210
Shares outstanding	23,953,849
Net asset value per share	$14.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
13

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$35,908,859
Dividends — affiliated issuers	1,212,903
Foreign taxes withheld	(45,508)
Total income	37,076,254
Expenses:
Management services fees	4,949,801
Distribution and/or service fees
Class A	1,299,137
Transfer agent fees
Class A	612,302
Institutional Class	1,291,054
Institutional 2 Class	303,032
Institutional 3 Class	17,834
Custodian fees	39,450
Printing and postage fees	68,779
Registration fees	87,337
Licensing fees and expenses	24,975
Accounting services fees	33,323
Legal fees	53,262
Interest on collateral	146
Compensation of chief compliance officer	362
Compensation of board members	36,379
Deferred compensation of board members	64,296
Other	42,963
Total expenses	8,924,432
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,675,288)
Expense reduction	(60)
Total net expenses	6,249,084
Net investment income	30,827,170
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	242,208,905
Investments — affiliated issuers	(6,533)
Futures contracts	540,953
Net realized gain	242,743,325
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	121,748,221
Investments — affiliated issuers	2,354
Futures contracts	2,572,301
Net change in unrealized appreciation (depreciation)	124,322,876
Net realized and unrealized gain	367,066,201
Net increase in net assets resulting from operations	$397,893,371
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Mid Cap Index Fund  | 2026

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$30,827,170	$32,305,335
Net realized gain	242,743,325	252,249,997
Net change in unrealized appreciation (depreciation)	124,322,876	(68,293,912)
Net increase in net assets resulting from operations	397,893,371	216,261,420
Distributions to shareholders
Net investment income and net realized gains
Class A	(44,837,374)	(61,646,633)
Institutional Class	(98,464,709)	(115,547,104)
Institutional 2 Class	(44,735,870)	(58,083,384)
Institutional 3 Class	(31,486,537)	(38,538,821)
Total distributions to shareholders	(219,524,490)	(273,815,942)
Decrease in net assets from capital stock activity	(106,384,058)	(63,477,585)
Total increase (decrease) in net assets	71,984,823	(121,032,107)
Net assets at beginning of year	2,506,954,643	2,627,986,750
Net assets at end of year	$2,578,939,466	$2,506,954,643

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,850,916	98,337,554	7,105,564	108,093,751
Distributions reinvested	2,176,418	30,857,840	2,872,907	43,806,872
Shares redeemed	(14,411,279)	(209,783,207)	(13,151,207)	(200,825,884)
Net decrease	(5,383,945)	(80,587,813)	(3,172,736)	(48,925,261)
Institutional Class
Shares sold	12,554,864	178,297,408	10,490,250	157,384,602
Distributions reinvested	6,714,460	94,364,940	7,326,362	110,897,091
Shares redeemed	(17,169,411)	(249,188,638)	(14,456,623)	(218,995,008)
Net increase	2,099,913	23,473,710	3,359,989	49,286,685
Institutional 2 Class
Shares sold	9,359,348	137,745,014	9,709,297	152,194,432
Distributions reinvested	2,074,377	30,405,472	2,583,759	40,584,589
Shares redeemed	(14,888,693)	(225,288,414)	(13,910,525)	(218,338,340)
Net decrease	(3,454,968)	(57,137,928)	(1,617,469)	(25,559,319)
Institutional 3 Class
Shares sold	5,040,911	70,790,190	3,508,049	51,272,997
Distributions reinvested	795,366	10,788,959	694,761	10,119,134
Shares redeemed	(5,311,843)	(73,711,176)	(6,912,872)	(99,671,821)
Net increase (decrease)	524,434	7,867,973	(2,710,062)	(38,279,690)
Total net decrease	(6,214,566)	(106,384,058)	(4,140,278)	(63,477,585)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$14.52	0.15	2.13	2.28	(0.16)	(1.13)	(1.29)
Year Ended 2/28/2025	$14.86	0.16	1.11	1.27	(0.18)	(1.43)	(1.61)
Year Ended 2/29/2024	$14.29	0.17	1.49	1.66	(0.16)	(0.93)	(1.09)
Year Ended 2/28/2023	$16.13	0.16	(0.50)	(0.34)	(0.16)	(1.34)	(1.50)
Year Ended 2/28/2022	$17.72	0.14 (f)	1.30	1.44	(0.13)	(2.90)	(3.03)
Institutional Class
Year Ended 2/28/2026	$14.40	0.19	2.11	2.30	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$14.75	0.19	1.11	1.30	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$14.19	0.20	1.49	1.69	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.03	0.19	(0.49)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.63	0.19 (f)	1.29	1.48	(0.18)	(2.90)	(3.08)
Institutional 2 Class
Year Ended 2/28/2026	$14.98	0.19	2.22	2.41	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$15.29	0.20	1.14	1.34	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$14.67	0.21	1.54	1.75	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$16.52	0.20	(0.51)	(0.31)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$18.08	0.19 (f)	1.33	1.52	(0.18)	(2.90)	(3.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Mid Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$15.51	16.71%	0.59% (c)	0.45% (c),(d)	1.05%	16%	$512,030
Year Ended 2/28/2025	$14.52	8.23%	0.58% (c),(e)	0.45% (c),(d),(e)	1.04%	16%	$557,409
Year Ended 2/29/2024	$14.86	12.58%	0.59% (c)	0.45% (c),(d)	1.19%	19%	$617,822
Year Ended 2/28/2023	$14.29	(1.05% )	0.58% (c),(e)	0.45% (c),(d),(e)	1.10%	12%	$653,592
Year Ended 2/28/2022	$16.13	7.48%	0.58% (c),(e)	0.45% (c),(d),(e)	0.78%	16%	$768,487
Institutional Class
Year Ended 2/28/2026	$15.37	17.00%	0.34% (c)	0.20% (c),(d)	1.30%	16%	$1,182,301
Year Ended 2/28/2025	$14.40	8.48%	0.33% (c),(e)	0.20% (c),(d),(e)	1.28%	16%	$1,077,209
Year Ended 2/29/2024	$14.75	12.88%	0.34% (c)	0.20% (c),(d)	1.45%	19%	$1,054,017
Year Ended 2/28/2023	$14.19	(0.80% )	0.33% (c),(e)	0.20% (c),(d),(e)	1.35%	12%	$1,017,847
Year Ended 2/28/2022	$16.03	7.72%	0.33% (c),(e)	0.20% (c),(d),(e)	1.03%	16%	$1,534,550
Institutional 2 Class
Year Ended 2/28/2026	$16.06	17.07%	0.27% (c)	0.20% (c)	1.30%	16%	$530,307
Year Ended 2/28/2025	$14.98	8.44%	0.28% (c),(e)	0.20% (c),(e)	1.29%	16%	$546,625
Year Ended 2/29/2024	$15.29	12.86%	0.28% (c)	0.20% (c)	1.44%	19%	$582,545
Year Ended 2/28/2023	$14.67	(0.84% )	0.28% (c),(e)	0.20% (c),(e)	1.35%	12%	$560,860
Year Ended 2/28/2022	$16.52	7.75%	0.27% (c),(e)	0.20% (c),(e)	1.03%	16%	$634,732
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
17

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2026	$13.90	0.18	2.04	2.22	(0.20)	(1.13)	(1.33)
Year Ended 2/28/2025	$14.29	0.19	1.07	1.26	(0.22)	(1.43)	(1.65)
Year Ended 2/29/2024	$13.79	0.19	1.44	1.63	(0.20)	(0.93)	(1.13)
Year Ended 2/28/2023	$15.63	0.18	(0.48)	(0.30)	(0.20)	(1.34)	(1.54)
Year Ended 2/28/2022	$17.25	0.18 (f)	1.28	1.46	(0.18)	(2.90)	(3.08)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Institutional Class	Institutional 2 Class	Institutional 3 Class
02/28/2022	$0.01	$0.01	$0.01	$0.01
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Mid Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2026	$14.79	17.04%	0.22% (c)	0.20% (c)	1.30%	16%	$354,301
Year Ended 2/28/2025	$13.90	8.47%	0.22% (c),(e)	0.20% (c),(e)	1.29%	16%	$325,712
Year Ended 2/29/2024	$14.29	12.81%	0.22% (c)	0.20% (c)	1.44%	19%	$373,603
Year Ended 2/28/2023	$13.79	(0.82% )	0.23% (c),(e)	0.20% (c),(e)	1.36%	12%	$350,859
Year Ended 2/28/2022	$15.63	7.78%	0.22% (c),(e)	0.20% (c),(e)	1.04%	16%	$69,950
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Index Fund  | 2026
19

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
20
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
Columbia Mid Cap Index Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures
22
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,290,029 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	540,953

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,572,301
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	34,397,848
Columbia Mid Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
24
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Mid Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $60.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
26
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(16,544,000)	16,544,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
47,918,622	171,605,868	219,524,490	68,039,663	205,776,279	273,815,942
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
5,420,521	101,974,113	—	1,034,488,072
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,543,315,036	1,172,992,142	(138,504,070)	1,034,488,072
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Mid Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
February 28, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $403,891,517 and $682,301,079, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
28
Columbia Mid Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 22.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.7% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Mid Cap Index Fund  | 2026
29

Notes to Financial Statements (continued)
February 28, 2026
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
30
Columbia Mid Cap Index Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Mid Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Mid Cap Index Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Mid Cap Index Fund  | 2026
31

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
63.77%	60.89%	15.26%	$252,647,715
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
32
Columbia Mid Cap Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Mid Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN196_02_T01_(04/26)

Columbia Select Mid Cap Value Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Mid Cap Value Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 4.3%
Entertainment 2.0%
Take-Two Interactive Software, Inc.(a)	273,216	57,779,720
Media 2.3%
Nexstar Media Group, Inc., Class A	265,553	66,659,114
Total Communication Services		124,438,834
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 1.7%
Hyatt Hotels Corp., Class A	305,653	49,362,960
Household Durables 2.1%
D.R. Horton, Inc.	380,519	61,031,442
Leisure Products 2.2%
Hasbro, Inc.	643,183	64,054,595
Specialty Retail 3.5%
Burlington Stores, Inc.(a)	161,401	49,529,125
O’Reilly Automotive, Inc.(a)	542,170	50,898,919
Total		100,428,044
Total Consumer Discretionary		274,877,041
Consumer Staples 5.6%
Consumer Staples Distribution & Retail 3.8%
Dollar Tree, Inc.(a)	349,491	44,203,622
U.S. Foods Holding Corp.(a)	682,010	65,888,986
Total		110,092,608
Food Products 1.8%
Tyson Foods, Inc., Class A	810,090	52,647,749
Total Consumer Staples		162,740,357
Energy 5.5%
Oil, Gas & Consumable Fuels 5.5%
Devon Energy Corp.	1,742,578	75,854,421
Marathon Petroleum Corp.	424,744	84,188,508
Total		160,042,929
Total Energy		160,042,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.7%
Banks 4.7%
Popular, Inc.	510,826	69,145,408
Regions Financial Corp.	2,457,376	68,388,774
Total		137,534,182
Capital Markets 1.9%
Carlyle Group, Inc. (The)	1,071,769	55,721,270
Consumer Finance 2.0%
Capital One Financial Corp.	289,222	56,583,392
Financial Services 3.1%
Global Payments, Inc.	477,268	36,491,911
Voya Financial, Inc.	810,599	54,212,861
Total		90,704,772
Insurance 4.0%
Hanover Insurance Group, Inc. (The)	291,697	52,689,229
Kemper Corp.	619,937	20,036,364
Reinsurance Group of America, Inc.	201,121	43,387,833
Total		116,113,426
Total Financials		456,657,042
Health Care 7.6%
Health Care Equipment & Supplies 1.7%
Zimmer Biomet Holdings, Inc.	502,850	49,500,554
Health Care Providers & Services 4.1%
Centene Corp.(a)	619,923	27,822,144
Humana, Inc.	102,988	19,623,333
Quest Diagnostics, Inc.	336,547	71,317,675
Total		118,763,152
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	423,286	51,378,455
Total Health Care		219,642,161
Industrials 17.6%
Aerospace & Defense 2.3%
ATI, Inc.(a)	415,699	68,004,199
Building Products 2.0%
Trane Technologies PLC	126,506	58,486,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.9%
AMETEK, Inc.	356,350	85,246,047
Machinery 5.4%
Ingersoll Rand, Inc.	749,981	70,603,211
ITT, Inc.	419,995	85,011,188
Total		155,614,399
Passenger Airlines 2.7%
Southwest Airlines Co.	1,578,933	77,778,240
Professional Services 2.3%
CACI International, Inc., Class A(a)	108,821	66,399,310
Total Industrials		511,528,449
Information Technology 10.7%
Communications Equipment 1.8%
Motorola Solutions, Inc.	108,761	52,451,080
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	669,423	100,667,831
Semiconductors & Semiconductor Equipment 5.4%
Marvell Technology, Inc.	421,655	34,444,997
ON Semiconductor Corp.(a)	885,357	58,858,533
Teradyne, Inc.	203,822	65,229,155
Total		158,532,685
Total Information Technology		311,651,596
Materials 5.6%
Chemicals 1.4%
Chemours Co. (The)	2,251,585	41,068,910
Containers & Packaging 2.1%
Smurfit WestRock PLC	1,283,495	60,337,100
Metals & Mining 2.1%
Freeport-McMoRan, Inc.	882,849	60,104,360
Total Materials		161,510,370
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 8.3%
Health Care REITs 2.7%
Welltower, Inc.	372,913	77,237,741
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	998,456	63,042,512
Specialized REITs 3.4%
Gaming and Leisure Properties, Inc.	1,078,607	52,754,668
Lamar Advertising Co., Class A	340,884	46,953,362
Total		99,708,030
Total Real Estate		239,988,283
Utilities 8.1%
Electric Utilities 5.2%
Entergy Corp.	903,008	96,721,187
PG&E Corp.	2,941,213	55,883,047
Total		152,604,234
Multi-Utilities 2.9%
Ameren Corp.	744,840	84,375,475
Total Utilities		236,979,709
Total Common Stocks (Cost $1,450,409,665)		2,860,056,771

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	51,678,426	51,668,090
Total Money Market Funds (Cost $51,657,999)		51,668,090
Total Investments in Securities (Cost: $1,502,067,664)		2,911,724,861
Other Assets & Liabilities, Net		(7,528,457)
Net Assets		2,904,196,404
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Mid Cap Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	47,893,645	300,221,345	(296,448,285)	1,385	51,668,090	2,780	1,246,967	51,678,426
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	124,438,834	—	—	124,438,834
Consumer Discretionary	274,877,041	—	—	274,877,041
Consumer Staples	162,740,357	—	—	162,740,357
Energy	160,042,929	—	—	160,042,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	456,657,042	—	—	456,657,042
Health Care	219,642,161	—	—	219,642,161
Industrials	511,528,449	—	—	511,528,449
Information Technology	311,651,596	—	—	311,651,596
Materials	161,510,370	—	—	161,510,370
Real Estate	239,988,283	—	—	239,988,283
Utilities	236,979,709	—	—	236,979,709
Total Common Stocks	2,860,056,771	—	—	2,860,056,771
Money Market Funds	51,668,090	—	—	51,668,090
Total Investments in Securities	2,911,724,861	—	—	2,911,724,861
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Mid Cap Value Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,450,409,665)	$2,860,056,771
Affiliated issuers (cost $51,657,999)	51,668,090
Cash	4
Receivable for:
Investments sold	17,288,383
Capital shares sold	2,873,814
Dividends	4,099,180
Foreign tax reclaims	145,131
Prepaid expenses	6,451
Total assets	2,936,137,824
Liabilities
Payable for:
Investments purchased	29,086,958
Capital shares redeemed	1,889,938
Management services fees	57,683
Distribution and/or service fees	8,438
Transfer agent fees	256,710
Compensation of chief compliance officer	413
Compensation of board members	4,132
Other expenses	79,066
Deferred compensation of board members	558,082
Total liabilities	31,941,420
Net assets applicable to outstanding capital stock	$2,904,196,404
Represented by
Paid in capital	1,461,874,425
Total distributable earnings (loss)	1,442,321,979
Total - representing net assets applicable to outstanding capital stock	$2,904,196,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
7

Statement of Assets and Liabilities (continued)
February 28, 2026
Class A
Net assets	$1,133,249,402
Shares outstanding	68,490,073
Net asset value per share	$16.55
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$17.56
Class C
Net assets	$8,147,164
Shares outstanding	577,169
Net asset value per share	$14.12
Institutional Class
Net assets	$920,486,567
Shares outstanding	55,368,367
Net asset value per share	$16.62
Institutional 2 Class
Net assets	$91,476,357
Shares outstanding	5,221,704
Net asset value per share	$17.52
Institutional 3 Class
Net assets	$566,647,284
Shares outstanding	34,288,958
Net asset value per share	$16.53
Class R
Net assets	$29,863,565
Shares outstanding	1,817,769
Net asset value per share	$16.43
Class S
Net assets	$154,326,065
Shares outstanding	9,280,435
Net asset value per share	$16.63
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Mid Cap Value Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$43,800,856
Dividends — affiliated issuers	1,246,967
Foreign taxes withheld	(238,154)
Total income	44,809,669
Expenses:
Management services fees	18,121,891
Distribution and/or service fees
Class A	2,484,969
Class C	70,824
Class R	125,789
Transfer agent fees
Class A	1,267,975
Class C	9,045
Institutional Class	1,036,537
Institutional 2 Class	39,371
Institutional 3 Class	20,786
Class R	32,062
Class S	174,526
Custodian fees	13,566
Printing and postage fees	137,653
Registration fees	135,900
Accounting services fees	33,323
Legal fees	53,164
Compensation of chief compliance officer	377
Compensation of board members	36,334
Deferred compensation of board members	95,258
Other	55,942
Total expenses	23,945,292
Expense reduction	(2,061)
Total net expenses	23,943,231
Net investment income	20,866,438
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	168,680,322
Investments — affiliated issuers	2,780
Net realized gain	168,683,102
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	449,117,660
Investments — affiliated issuers	1,385
Net change in unrealized appreciation (depreciation)	449,119,045
Net realized and unrealized gain	617,802,147
Net increase in net assets resulting from operations	$638,668,585
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$20,866,438	$20,301,264
Net realized gain	168,683,102	172,743,274
Net change in unrealized appreciation (depreciation)	449,119,045	60,529,976
Net increase in net assets resulting from operations	638,668,585	253,574,514
Distributions to shareholders
Net investment income and net realized gains
Class A	(64,705,337)	(67,184,595)
Advisor Class	—	(3,064,955)
Class C	(478,261)	(510,821)
Institutional Class	(53,619,440)	(59,079,425)
Institutional 2 Class	(4,745,737)	(4,726,146)
Institutional 3 Class	(31,053,032)	(26,019,854)
Class R	(1,598,810)	(1,521,411)
Class S	(9,247,438)	(7,018,788)
Total distributions to shareholders	(165,448,055)	(169,125,995)
Decrease in net assets from capital stock activity	(41,397,673)	(91,829,666)
Total increase (decrease) in net assets	431,822,857	(7,381,147)
Net assets at beginning of year	2,472,373,547	2,479,754,694
Net assets at end of year	$2,904,196,404	$2,472,373,547
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Mid Cap Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,167,333	31,071,732	2,472,380	35,023,393
Distributions reinvested	4,366,940	61,459,995	4,477,992	63,768,951
Shares redeemed	(10,115,156)	(144,328,377)	(10,348,010)	(146,275,313)
Net decrease	(3,580,883)	(51,796,650)	(3,397,638)	(47,482,969)
Advisor Class
Shares sold	—	—	1,842,163	27,296,563
Distributions reinvested	—	—	209,885	3,027,582
Shares redeemed	—	—	(13,840,780)	(219,826,930)
Net decrease	—	—	(11,788,732)	(189,502,785)
Class C
Shares sold	108,062	1,346,506	83,216	1,031,181
Distributions reinvested	38,468	464,674	40,305	497,668
Shares redeemed	(176,940)	(2,146,206)	(232,431)	(2,844,741)
Net decrease	(30,410)	(335,026)	(108,910)	(1,315,892)
Institutional Class
Shares sold	7,168,565	105,938,362	17,800,781	267,412,440
Distributions reinvested	3,509,628	49,489,919	3,817,095	54,557,117
Shares redeemed	(17,207,399)	(247,438,571)	(22,452,912)	(326,031,058)
Net decrease	(6,529,206)	(92,010,290)	(835,036)	(4,061,501)
Institutional 2 Class
Shares sold	1,177,082	18,309,021	1,011,827	15,099,660
Distributions reinvested	284,607	4,236,700	281,834	4,226,511
Shares redeemed	(1,088,887)	(16,251,528)	(1,252,468)	(18,497,866)
Net increase	372,802	6,294,193	41,193	828,305
Institutional 3 Class
Shares sold	14,443,541	209,800,995	4,856,040	68,544,509
Distributions reinvested	2,004,609	28,287,113	1,629,446	23,150,889
Shares redeemed	(9,167,299)	(132,280,797)	(6,501,952)	(91,343,405)
Net increase (decrease)	7,280,851	105,807,311	(16,466)	351,993
Class R
Shares sold	445,676	6,216,593	435,203	6,106,140
Distributions reinvested	114,171	1,598,133	107,358	1,520,741
Shares redeemed	(502,633)	(7,017,572)	(490,354)	(6,908,356)
Net increase	57,214	797,154	52,207	718,525
Class S
Shares sold	289,355	4,249,723	10,436,766	155,001,726
Distributions reinvested	651,523	9,207,307	483,721	7,018,788
Shares redeemed	(1,648,125)	(23,611,395)	(932,805)	(13,385,856)
Net increase (decrease)	(707,247)	(10,154,365)	9,987,682	148,634,658
Total net decrease	(3,136,879)	(41,397,673)	(6,065,700)	(91,829,666)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$13.84	0.10	3.56	3.66	(0.09)	(0.86)	(0.95)
Year Ended 2/28/2025	$13.39	0.09	1.30	1.39	(0.11)	(0.83)	(0.94)
Year Ended 2/29/2024	$12.47	0.11	0.97	1.08	(0.10)	(0.06)	(0.16)
Year Ended 2/28/2023	$13.54	0.08	(0.42)	(0.34)	(0.07)	(0.66)	(0.73)
Year Ended 2/28/2022	$12.50	0.05	2.22	2.27	(0.04)	(1.19)	(1.23)
Class C
Year Ended 2/28/2026	$11.94	(0.01)	3.05	3.04	(0.00)	(0.86)	(0.86)
Year Ended 2/28/2025	$11.66	(0.01)	1.13	1.12	(0.01)	(0.83)	(0.84)
Year Ended 2/29/2024	$10.88	0.02	0.83	0.85	(0.01)	(0.06)	(0.07)
Year Ended 2/28/2023	$11.92	(0.01)	(0.37)	(0.38)	—	(0.66)	(0.66)
Year Ended 2/28/2022	$11.18	(0.05)	1.98	1.93	—	(1.19)	(1.19)
Institutional Class
Year Ended 2/28/2026	$13.90	0.13	3.57	3.70	(0.12)	(0.86)	(0.98)
Year Ended 2/28/2025	$13.44	0.13	1.30	1.43	(0.14)	(0.83)	(0.97)
Year Ended 2/29/2024	$12.53	0.14	0.96	1.10	(0.13)	(0.06)	(0.19)
Year Ended 2/28/2023	$13.59	0.11	(0.41)	(0.30)	(0.10)	(0.66)	(0.76)
Year Ended 2/28/2022	$12.55	0.08	2.22	2.30	(0.07)	(1.19)	(1.26)
Institutional 2 Class
Year Ended 2/28/2026	$14.60	0.15	3.76	3.91	(0.13)	(0.86)	(0.99)
Year Ended 2/28/2025	$14.07	0.14	1.38	1.52	(0.16)	(0.83)	(0.99)
Year Ended 2/29/2024	$13.11	0.16	1.00	1.16	(0.14)	(0.06)	(0.20)
Year Ended 2/28/2023	$14.18	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$13.05	0.10	2.31	2.41	(0.09)	(1.19)	(1.28)
Institutional 3 Class
Year Ended 2/28/2026	$13.83	0.15	3.55	3.70	(0.14)	(0.86)	(1.00)
Year Ended 2/28/2025	$13.38	0.14	1.30	1.44	(0.16)	(0.83)	(0.99)
Year Ended 2/29/2024	$12.46	0.16	0.97	1.13	(0.15)	(0.06)	(0.21)
Year Ended 2/28/2023	$13.53	0.13	(0.42)	(0.29)	(0.12)	(0.66)	(0.78)
Year Ended 2/28/2022	$12.50	0.10	2.21	2.31	(0.09)	(1.19)	(1.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Mid Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$16.55	27.76%	1.13%	1.13% (c)	0.68%	15%	$1,133,249
Year Ended 2/28/2025	$13.84	10.27%	1.13%	1.13% (c)	0.64%	10%	$997,414
Year Ended 2/29/2024	$13.39	8.79%	1.15%	1.12% (c)	0.91%	15%	$1,010,326
Year Ended 2/28/2023	$12.47	(1.90% )	1.14%	1.12% (c)	0.67%	30%	$1,038,459
Year Ended 2/28/2022	$13.54	18.15%	1.13%	1.13% (c)	0.35%	37%	$1,142,075
Class C
Year Ended 2/28/2026	$14.12	26.82%	1.88%	1.88% (c)	(0.07% )	15%	$8,147
Year Ended 2/28/2025	$11.94	9.44%	1.88%	1.87% (c)	(0.11% )	10%	$7,255
Year Ended 2/29/2024	$11.66	7.90%	1.90%	1.87% (c)	0.15%	15%	$8,353
Year Ended 2/28/2023	$10.88	(2.56% )	1.89%	1.87% (c)	(0.07% )	30%	$10,281
Year Ended 2/28/2022	$11.92	17.19%	1.88%	1.88% (c)	(0.39% )	37%	$12,830
Institutional Class
Year Ended 2/28/2026	$16.62	28.02%	0.88%	0.88% (c)	0.93%	15%	$920,487
Year Ended 2/28/2025	$13.90	10.58%	0.88%	0.88% (c)	0.89%	10%	$860,455
Year Ended 2/29/2024	$13.44	8.95%	0.90%	0.87% (c)	1.16%	15%	$843,358
Year Ended 2/28/2023	$12.53	(1.56% )	0.89%	0.87% (c)	0.92%	30%	$861,739
Year Ended 2/28/2022	$13.59	18.36%	0.89%	0.88% (c)	0.60%	37%	$861,576
Institutional 2 Class
Year Ended 2/28/2026	$17.52	28.15%	0.81%	0.81%	1.00%	15%	$91,476
Year Ended 2/28/2025	$14.60	10.69%	0.81%	0.80%	0.96%	10%	$70,788
Year Ended 2/29/2024	$14.07	9.04%	0.81%	0.78%	1.23%	15%	$67,666
Year Ended 2/28/2023	$13.11	(1.47% )	0.81%	0.77%	1.02%	30%	$123,621
Year Ended 2/28/2022	$14.18	18.47%	0.80%	0.78%	0.70%	37%	$130,351
Institutional 3 Class
Year Ended 2/28/2026	$16.53	28.19%	0.76%	0.76%	1.04%	15%	$566,647
Year Ended 2/28/2025	$13.83	10.71%	0.75%	0.75%	1.01%	10%	$373,399
Year Ended 2/29/2024	$13.38	9.24%	0.76%	0.73%	1.29%	15%	$361,466
Year Ended 2/28/2023	$12.46	(1.50% )	0.75%	0.73%	1.05%	30%	$411,996
Year Ended 2/28/2022	$13.53	18.53%	0.75%	0.74%	0.73%	37%	$434,024
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 2/28/2026	$13.75	0.06	3.53	3.59	(0.05)	(0.86)	(0.91)
Year Ended 2/28/2025	$13.30	0.05	1.30	1.35	(0.07)	(0.83)	(0.90)
Year Ended 2/29/2024	$12.40	0.08	0.95	1.03	(0.07)	(0.06)	(0.13)
Year Ended 2/28/2023	$13.46	0.05	(0.41)	(0.36)	(0.04)	(0.66)	(0.70)
Year Ended 2/28/2022	$12.44	0.01	2.21	2.22	(0.01)	(1.19)	(1.20)
Class S
Year Ended 2/28/2026	$13.90	0.13	3.58	3.71	(0.12)	(0.86)	(0.98)
Year Ended 2/28/2025(d)	$14.77	0.04	(0.21)(e)	(0.17)	(0.03)	(0.67)	(0.70)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Mid Cap Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 2/28/2026	$16.43	27.40%	1.38%	1.38% (c)	0.42%	15%	$29,864
Year Ended 2/28/2025	$13.75	10.06%	1.38%	1.38% (c)	0.39%	10%	$24,201
Year Ended 2/29/2024	$13.30	8.40%	1.40%	1.37% (c)	0.66%	15%	$22,727
Year Ended 2/28/2023	$12.40	(2.09% )	1.39%	1.37% (c)	0.42%	30%	$25,136
Year Ended 2/28/2022	$13.46	17.79%	1.38%	1.38% (c)	0.10%	37%	$27,787
Class S
Year Ended 2/28/2026	$16.63	28.09%	0.88%	0.88% (c)	0.93%	15%	$154,326
Year Ended 2/28/2025 (d)	$13.90	(1.34% )	0.90%	0.90%	0.75%	10%	$138,861
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Value Fund  | 2026
15

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Mid Cap Value Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.73% of the Fund’s average daily net assets.
18
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
Class S	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,061.
Columbia Select Mid Cap Value Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	101,393
Class C	—	1.00 (b)	189

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.16	1.16
Class C	1.91	1.91
Institutional Class	0.91	0.91
Institutional 2 Class	0.84	0.83
Institutional 3 Class	0.79	0.78
Class R	1.41	1.41
Class S	0.91	0.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
20
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(8,664,000)	8,664,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
19,276,859	146,171,196	165,448,055	24,135,605	144,990,390	169,125,995
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
3,803,250	61,771,232	—	1,377,305,579
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,534,419,282	1,433,493,456	(56,187,877)	1,377,305,579
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Select Mid Cap Value Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $366,569,609 and $545,129,659, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
22
Columbia Select Mid Cap Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Mid Cap Value Fund  | 2026
23

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Select Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Mid Cap Value Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
24
Columbia Select Mid Cap Value Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$179,423,238
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Select Mid Cap Value Fund  | 2026
25

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN197_02_T01_(04/26)

Columbia Small Cap Index Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Index Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	75,550	1,417,318
Iridium Communications, Inc.	166,728	3,993,136
Lumen Technologies, Inc.(a)	1,501,947	10,678,843
Shenandoah Telecommunications Co.	72,528	988,557
Uniti Group, Inc.(a)	285,361	2,088,842
Total		19,166,696
Entertainment 0.6%
Cinemark Holdings, Inc.	164,254	4,638,533
Madison Square Garden Sports Corp., Class A(a)	28,600	9,485,476
Total		14,124,009
Interactive Media & Services 0.6%
Angi, Inc.(a)	57,008	443,522
Cargurus, Inc.(a)	129,308	3,969,756
Cars.com, Inc.(a)	88,542	756,149
IAC, Inc.(a)	103,775	3,976,658
QuinStreet, Inc.(a)	90,334	1,058,714
Shutterstock, Inc.	38,438	645,758
TripAdvisor, Inc.(a)	186,086	1,881,329
Yelp, Inc.(a)	92,985	2,072,636
Ziff Davis, Inc.(a)	62,881	1,702,818
Total		16,507,340
Media 0.8%
Cable One, Inc.(a)	7,355	705,712
DoubleVerify Holdings, Inc.(a)	212,844	2,243,376
John Wiley & Sons, Inc., Class A	65,070	2,018,471
Scholastic Corp.	35,988	1,251,303
TEGNA, Inc.	256,360	5,370,742
Versant Media Group, Inc.(a)	231,403	7,710,348
Total		19,299,952
Wireless Telecommunication Services 0.3%
Gogo(a)	123,574	522,718
Telephone and Data Systems, Inc.	156,435	7,000,466
Total		7,523,184
Total Communication Services		76,621,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 13.8%
Automobile Components 1.5%
Adient PLC(a)	126,065	3,065,901
Dana, Inc.	185,973	6,367,716
Dauch Corp.(a)	373,570	2,465,562
Dorman Products, Inc.(a)	44,270	5,217,662
Fox Factory Holding Corp.(a)	66,536	1,120,466
Gentherm, Inc.(a)	48,587	1,592,196
LCI Industries	38,517	5,130,465
Patrick Industries, Inc.	52,966	6,556,661
Phinia, Inc.	61,191	4,444,302
Standard Motor Products, Inc.	33,265	1,319,955
XPEL, Inc.(a)	40,092	1,708,721
Total		38,989,607
Automobiles 0.1%
Winnebago Industries, Inc.	44,898	1,790,981
Broadline Retail 0.4%
Etsy, Inc.(a)	157,114	8,622,416
Kohl’s Corp.	178,393	2,920,294
Total		11,542,710
Distributors 0.5%
LKQ Corp.	407,430	13,490,007
Diversified Consumer Services 1.5%
ADT, Inc.	808,734	6,486,047
Covista, Inc.(a)	57,826	5,666,948
frontdoor, Inc.(a)	114,785	7,870,808
Matthews International Corp., Class A	49,011	1,295,361
Mister Car Wash, Inc.(a)	156,420	1,113,710
OneSpaWorld Holdings Ltd.	162,280	3,493,888
Perdoceo Education Corp.	96,240	3,209,604
Strategic Education, Inc.	36,995	3,043,949
Stride, Inc.(a)	68,893	5,813,191
Total		37,993,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.2%
BJ’s Restaurants, Inc.(a)	33,641	1,278,022
Bloomin’ Brands, Inc.	122,078	747,117
Brinker International, Inc.(a)	70,722	10,481,000
Caesars Entertainment, Inc.(a)	324,885	8,138,369
Cheesecake Factory, Inc. (The)	72,988	4,728,163
Cracker Barrel Old Country Store, Inc.	35,446	1,159,793
Dave & Buster’s Entertainment, Inc.(a)	43,041	633,563
Golden Entertainment, Inc.	31,246	903,009
Marriott Vacations Worldwide Corp.	44,077	2,865,446
Monarch Casino & Resort, Inc.	19,753	1,898,263
Papa John’s International, Inc.	52,191	1,636,188
Penn Entertainment, Inc.(a)	203,336	3,180,175
Pursuit Attractions and Hospitality, Inc.(a)	34,214	1,189,279
Red Rock Resorts, Inc., Class A	77,264	4,678,335
Sabre Corp.(a)	628,551	741,690
Shake Shack, Inc., Class A(a)	64,074	6,151,745
Six Flags Entertainment Corp.(a)	161,519	2,750,669
United Parks & Resorts, Inc.(a)	43,415	1,510,408
Wendy’s Co. (The)	251,466	1,926,230
Total		56,597,464
Household Durables 3.1%
Cavco Industries, Inc.(a)	12,423	7,171,301
Century Communities, Inc.	40,691	2,735,656
Champion Homes, Inc.(a)	88,911	8,311,400
Dream Finders Homes, Inc., Class A(a)	45,721	826,178
Ethan Allen Interiors, Inc.	36,858	839,625
Green Brick Partners, Inc.(a)	48,541	3,575,530
Installed Building Products, Inc.	36,050	11,815,748
La-Z-Boy, Inc.	65,591	2,342,911
Leggett & Platt, Inc.	215,578	2,517,951
LGI Homes, Inc.(a)	32,327	1,677,771
M/I Homes, Inc.(a)	41,622	5,916,983
Meritage Homes Corp.	112,069	8,452,244
Mohawk Industries, Inc.(a)	82,658	10,354,568
Newell Brands, Inc.	667,254	3,036,006
Sonos, Inc.(a)	192,409	2,963,099
Tri Pointe Homes, Inc.(a)	136,814	6,334,488
Total		78,871,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.3%
Acushnet Holdings Corp.	43,885	4,490,752
Callaway Golf Co.(a)	222,448	3,127,619
Total		7,618,371
Specialty Retail 3.4%
Academy Sports & Outdoors, Inc.	106,049	6,376,726
Advance Auto Parts, Inc.	95,539	5,079,809
American Eagle Outfitters, Inc.	250,674	6,159,060
Asbury Automotive Group, Inc.(a)	30,945	6,615,422
Boot Barn Holdings, Inc.(a)	48,522	9,181,333
Buckle, Inc. (The)	47,942	2,567,294
CarMax, Inc.(a)	233,738	10,090,470
Group 1 Automotive, Inc.	19,691	6,414,146
MarineMax, Inc.(a)	30,065	916,983
Monro, Inc.	47,784	1,028,790
National Vision Holdings, Inc.(a)	126,240	3,404,693
Sally Beauty Holdings, Inc.(a)	155,191	2,493,919
Signet Jewelers Ltd.	65,180	6,269,664
Sonic Automotive, Inc., Class A	23,615	1,481,133
Upbound Group, Inc.	82,954	1,779,363
Urban Outfitters, Inc.(a)	85,665	5,671,023
Victoria’s Secret & Co.(a)	127,600	8,000,520
Winmark Corp.	4,706	2,147,065
Total		85,677,413
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	58,016	1,946,437
G-III Apparel Group Ltd.	59,132	1,808,848
Kontoor Brands, Inc.	81,412	5,308,876
Oxford Industries, Inc.	22,244	880,640
Steven Madden Ltd.	115,652	4,175,037
Under Armour, Inc., Class A(a)	300,574	2,230,259
Under Armour, Inc., Class C(a)	188,392	1,362,074
Wolverine World Wide, Inc.	130,471	2,305,423
Total		20,017,594
Total Consumer Discretionary		352,589,112
Consumer Staples 2.5%
Beverages 0.1%
National Beverage Corp.(a)	37,255	1,354,219
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	53,476	3,491,448
Grocery Outlet Holding Corp.(a)	156,208	1,543,335
PriceSmart, Inc.	40,283	6,228,558
The Chefs’ Warehouse(a)	57,637	4,114,705
United Natural Foods, Inc.(a)	96,542	3,688,870
Total		19,066,916
Food Products 0.9%
Cal-Maine Foods, Inc.	72,567	6,321,311
Fresh Del Monte Produce, Inc.	52,471	2,252,580
Freshpet, Inc.(a)	77,689	6,560,836
J&J Snack Foods Corp.	24,790	2,158,218
John B. Sanfilippo & Son, Inc.	14,400	1,189,584
Simply Good Foods Co. (The)(a)	146,231	2,494,701
Tootsie Roll Industries, Inc.	31,287	1,321,250
Vital Farms, Inc.(a)	59,154	1,247,558
Total		23,546,038
Household Products 0.5%
Central Garden & Pet Co.(a)	12,904	505,708
Central Garden & Pet Co., Class A(a)	82,161	2,837,841
Energizer Holdings, Inc.	96,713	2,088,034
Reynolds Consumer Products, Inc.	87,045	2,159,586
WD-40 Co.	21,533	5,129,160
Total		12,720,329
Personal Care Products 0.2%
Edgewell Personal Care Co.	73,958	1,681,805
Interparfums, Inc.	29,092	2,931,892
Total		4,613,697
Tobacco 0.1%
Universal Corp.	39,668	2,131,362
Total Consumer Staples		63,432,561
Energy 5.5%
Energy Equipment & Services 2.8%
Archrock, Inc.	279,142	9,862,087
Atlas Energy Solutions, Inc.	122,355	1,178,279
Bristow Group, Inc.(a)	40,049	1,910,337
Cactus, Inc., Class A	109,575	5,917,050
Core Laboratories, Inc.	74,116	1,303,700
Common Stocks (continued)
Issuer	Shares	Value ($)
Helix Energy Solutions Group, Inc.(a)	217,726	2,000,902
Helmerich & Payne, Inc.	158,282	5,574,692
Innovex International, Inc.(a)	61,440	1,618,944
Kodiak Gas Services, Inc.	132,294	7,219,284
Liberty Energy, Inc., Class A	257,808	7,241,827
Noble Corp PLC	199,745	9,074,415
Oceaneering International, Inc.(a)	158,815	5,637,932
Patterson-UTI Energy, Inc.	549,323	4,674,739
RPC, Inc.	141,542	822,359
Tidewater, Inc.(a)	73,369	5,826,966
Total		69,863,513
Oil, Gas & Consumable Fuels 2.7%
California Resources Corp.	125,017	7,356,000
Comstock Resources, Inc.(a)	125,946	2,469,801
Core Natural Resources, Inc.	81,559	6,694,363
Crescent Energy Co., Class A	384,810	4,486,885
CVR Energy, Inc.(a)	48,005	1,159,801
Dorian LPG Ltd.	58,641	2,169,130
International Seaways, Inc.	64,471	4,869,495
Kinetik Holdings, Inc.	72,359	3,291,611
Magnolia Oil & Gas Corp., Class A	291,530	8,110,364
Northern Oil & Gas, Inc.	154,621	4,265,993
Par Pacific Holdings, Inc.(a)	80,050	3,415,733
Peabody Energy Corp.	193,555	6,104,725
REX American Resources Corp.(a)	45,253	1,609,197
SM Energy Co.	360,259	8,332,791
Talos Energy, Inc.(a)	200,227	2,452,781
World Kinect Corp.	88,435	2,206,453
Total		68,995,123
Total Energy		138,858,636
Financials 17.3%
Banks 8.3%
Ameris Bancorp	101,813	7,906,798
Atlantic Union Bankshares Corp.	226,850	8,407,061
Axos Financial, Inc.(a)	90,162	7,827,865
Banc of California, Inc.	213,666	3,946,411
BancFirst Corp.	32,896	3,618,560
Bancorp, Inc. (The)(a)	69,906	3,669,366
Bank of Hawaii Corp.	63,327	4,798,287
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
BankUnited, Inc.	119,608	5,585,694
Banner Corp.	54,256	3,192,966
Beacon Financial Corp.	133,561	3,972,104
Capitol Federal Financial, Inc.	193,601	1,390,055
Cathay General Bancorp	108,297	5,383,444
Central Pacific Financial Corp.	42,703	1,360,090
City Holding Co.	22,935	2,751,512
Community Financial System, Inc.	83,822	5,075,422
Customers Bancorp, Inc.(a)	50,579	3,411,048
CVB Financial Corp.	204,698	3,936,342
Dime Community Bancshares, Inc.	64,977	2,102,006
Eagle Bancorp, Inc.	43,992	1,119,596
FB Financial Corp.	64,244	3,513,504
First BanCorp	249,744	5,277,091
First BanCorp	66,001	3,748,197
First Commonwealth Financial Corp.	164,626	2,885,894
First Financial Bancorp	164,690	4,622,848
First Hawaiian, Inc.	196,929	4,875,962
First Interstate Bancsystem, Inc.	142,484	4,931,371
Fulton Financial Corp.	287,457	5,878,496
Hanmi Financial Corp.	47,268	1,234,167
Heritage Financial Corp.	54,051	1,427,487
Hilltop Holdings, Inc.	68,334	2,557,742
Hope Bancorp, Inc.	204,038	2,297,468
Independent Bank Corp.	78,913	6,160,738
Lakeland Financial Corp.	40,635	2,360,487
National Bank Holdings Corp., Class A	60,199	2,407,358
NBT Bancorp, Inc.	83,271	3,557,337
Northwest Bancshares, Inc.	232,552	2,895,272
OFG Bancorp	69,965	2,804,197
Park National Corp.	22,777	3,747,500
Pathward Financial, Inc.	36,248	3,290,956
Preferred Bank	18,055	1,583,785
Provident Financial Services, Inc.	207,915	4,374,532
Renasant Corp.	151,248	5,694,487
S&T Bancorp, Inc.	60,841	2,543,762
Seacoast Banking Corp. of Florida	154,193	4,798,486
ServisFirst Bancshares, Inc.	79,988	6,479,828
Simmons First National Corp., Class A	230,352	4,586,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Southside Bancshares, Inc.	44,986	1,408,961
Stellar Bancorp, Inc.	73,328	2,761,532
Tompkins Financial Corp.	20,215	1,550,693
Triumph Financial, Inc.(a)	35,933	2,007,217
TrustCo Bank Corp.	29,326	1,271,869
Trustmark Corp.	95,437	4,064,662
United Community Banks, Inc.	193,486	6,224,445
WaFd, Inc.	125,416	3,907,963
Westamerica BanCorp	39,687	2,010,146
WSFS Financial Corp.	87,030	5,527,275
Total		210,724,650
Capital Markets 3.1%
Acadian Asset Management, Inc.	42,061	2,265,405
Artisan Partners Asset Management, Inc., Class A	112,156	4,517,644
BGC Group, Inc., Class A	571,902	5,444,507
Cohen & Steers, Inc.	43,843	2,931,781
Donnelley Financial Solutions, Inc.(a)	42,240	2,101,862
MarketAxess Holdings, Inc.	59,168	11,360,256
Moelis & Co., ADR, Class A	117,782	6,991,540
Piper Sandler Companies	26,480	7,826,164
PJT Partners, Inc.	38,690	5,713,739
StepStone Group, Inc., Class A	115,869	4,998,589
StoneX Group, Inc.(a)	73,912	9,423,780
Victory Capital Holdings, Inc., Class A	76,486	5,291,302
Virtu Financial, Inc. Class A	127,040	5,260,726
Virtus Investment Partners, Inc.	10,106	1,398,266
WisdomTree, Inc.	182,878	3,129,043
Total		78,654,604
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	72,682	5,150,246
Encore Capital Group, Inc.(a)	35,502	2,424,432
Enova International, Inc.(a)	39,479	5,489,555
Ezcorp, Inc., Class A(a)	92,195	2,445,933
Navient Corp.	107,093	941,347
PRA Group, Inc.(a)	62,101	978,091
PROG Holdings, Inc.	62,947	2,216,364
World Acceptance Corp.(a)	4,577	617,346
Total		20,263,314
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.1%
Enact Holdings, Inc.	45,968	1,923,301
EVERTEC, Inc.	101,846	2,883,260
HA Sustainable Infrastructure Capital, Inc.	200,684	7,328,980
Jackson Financial, Inc., Class A	108,190	11,844,641
Merchants Bancorp	46,748	1,976,506
NCR Atleos Corp.(a)	117,635	5,208,878
NMI Holdings, Inc., Class A(a)	122,353	4,809,696
Payoneer Global, Inc.(a)	459,559	1,985,295
Radian Group, Inc.	215,662	7,444,652
Sezzle, Inc.(a)	27,181	1,982,854
Walker & Dunlop, Inc.	54,221	2,494,708
Western Union Co. (The)	505,923	4,872,039
Total		54,754,810
Insurance 2.1%
AMERISAFE, Inc.	30,105	979,316
Assured Guaranty Ltd.	68,957	5,944,783
Employers Holdings, Inc.	35,781	1,479,544
Genworth Financial, Inc., Class A(a)	635,707	5,365,367
Goosehead Insurance, Inc., Class A(a)	39,648	2,148,922
HCI Group, Inc.	17,096	3,016,076
Horace Mann Educators Corp.	64,760	2,817,708
Lincoln National Corp.	269,076	9,229,307
Mercury General Corp.	42,319	3,833,255
Palomar Holdings, Inc.(a)	42,184	5,218,583
ProAssurance Corp.(a)	81,837	2,009,098
Safety Insurance Group, Inc.	23,707	1,840,374
SiriusPoint Ltd.(a)	165,485	3,498,353
Stewart Information Services Corp.	44,608	3,166,722
Trupanion, Inc.(a)	53,633	1,423,420
United Fire Group, Inc.	34,926	1,357,224
Total		53,328,052
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Apollo Commercial Real Estate Finance, Inc.	207,893	2,203,666
Arbor Realty Trust, Inc.	311,517	2,470,330
ARMOUR Residential REIT, Inc.	178,112	3,197,110
Blackstone Mortgage Trust, Inc.	250,950	4,820,750
Ellington Financial, Inc.	170,823	2,121,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Franklin BSP Realty Trust, Inc.	129,895	1,185,941
KKR Real Estate Finance Trust, Inc.	86,518	601,300
New York Mortgage Trust, Inc.	133,687	1,101,581
PennyMac Mortgage Investment Trust	138,511	1,698,145
Redwood Trust, Inc.	201,645	1,219,952
Two Harbors Investment Corp.	165,789	1,712,600
Total		22,332,997
Total Financials		440,058,427
Health Care 10.7%
Biotechnology 3.1%
ACADIA Pharmaceuticals, Inc.(a)	199,277	4,894,243
ADMA Biologics, Inc.(a)	378,829	5,898,368
Alkermes PLC(a)	262,824	7,911,002
Apellis Pharmaceuticals, Inc.(a)	163,129	3,419,184
Arcus Biosciences, Inc.(a)	135,891	2,768,100
Catalyst Pharmaceuticals, Inc.(a)	183,905	4,244,527
Krystal Biotech, Inc.(a)	41,080	11,323,291
Myriad Genetics, Inc.(a)	148,372	683,995
Protagonist Therapeutics, Inc.(a)	93,538	8,612,979
PTC Therapeutics, Inc.(a)	127,797	8,714,477
Sarepta Therapeutics, Inc.(a)	166,793	2,795,451
TG Therapeutics, Inc.(a)	216,419	6,512,048
Veracyte, Inc.(a)	125,825	4,603,937
Vericel Corp.(a)	80,500	2,872,240
Vir Biotechnology, Inc.(a)	150,586	1,368,827
Xencor, Inc.(a)	113,665	1,451,502
Total		78,074,171
Health Care Equipment & Supplies 3.1%
Artivion, Inc.(a)	66,359	2,554,822
Avanos Medical, Inc.(a)	73,887	1,041,807
CONMED Corp.	49,293	2,267,478
Embecta Corp.	93,092	955,124
Enovis Corp.(a)	91,030	2,318,534
Glaukos Corp.(a)	91,421	11,007,088
ICU Medical, Inc.(a)	39,295	5,917,041
Inspire Medical Systems, Inc.(a)	42,087	2,715,032
Integer Holdings Corp.(a)	55,771	4,834,230
Integra LifeSciences Holdings Corp.(a)	106,625	1,213,393
LeMaitre Vascular, Inc.	33,221	3,593,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Merit Medical Systems, Inc.(a)	94,374	7,283,785
Neogen Corp.(a)	345,882	3,884,255
Omnicell, Inc.(a)	71,432	2,935,855
QuidelOrtho Corp.(a)	108,130	2,458,876
STAAR Surgical Co.(a)	79,176	1,575,602
Tandem Diabetes Care, Inc.(a)	107,923	2,730,452
Teleflex, Inc.	70,345	8,586,311
TransMedics Group, Inc.(a)	54,396	7,901,563
UFP Technologies, Inc.(a)	12,275	2,584,870
Total		78,359,966
Health Care Providers & Services 2.0%
Acadia Healthcare Co., Inc.(a)	146,850	3,442,164
AdaptHealth Corp.(a)	170,818	1,562,985
Addus HomeCare Corp.(a)	29,032	3,005,683
AMN Healthcare Services, Inc.(a)	61,145	1,191,105
Astrana Health, Inc.(a)	68,673	1,396,122
BrightSpring Health Services, Inc.(a)	180,855	7,492,823
Concentra Group Holdings Parent, Inc.	189,731	4,545,955
Corvel Corp.(a)	49,759	2,566,569
National HealthCare Corp.	19,757	3,230,269
NeoGenomics, Inc.(a)	205,951	2,024,498
Pediatrix Medical Group, Inc.(a)	133,994	2,659,781
Privia Health Group, Inc.(a)	184,039	4,370,926
Progyny, Inc.(a)	127,621	2,257,615
RadNet, Inc.(a)	110,516	7,715,122
Select Medical Holdings Corp.	175,406	2,625,828
U.S. Physical Therapy, Inc.	24,201	2,007,715
Total		52,095,160
Health Care Technology 0.3%
Certara, Inc.(a)	190,140	1,346,191
HealthStream, Inc.	37,779	802,048
Schrodinger, Inc.(a)	89,321	1,077,211
Waystar Holding Corp.(a)	182,715	4,686,640
Total		7,912,090
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.2%
Azenta, Inc.(a)	64,939	1,752,054
BioLife Solutions, Inc.(a)	62,078	1,502,287
Cytek Biosciences, Inc.(a)	175,033	784,148
Fortrea Holdings, Inc.(a)	147,076	1,576,655
Total		5,615,144
Pharmaceuticals 2.0%
Amneal Pharmaceuticals, Inc.(a)	270,206	3,731,545
Amphastar Pharmaceuticals, Inc.(a)	56,320	1,139,354
ANI Pharmaceuticals, Inc.(a)	28,615	2,114,648
Collegium Pharmaceutical, Inc.(a)	50,316	2,096,668
Corcept Therapeutics, Inc.(a)	149,014	5,319,800
Harmony Biosciences Holdings, Inc.(a)	63,257	1,805,355
Indivior Pharmaceuticals, Inc.(a)	198,734	6,502,576
Innoviva, Inc.(a)	113,062	2,595,903
Ligand Pharmaceuticals, Inc.(a)	31,328	6,212,656
Organon & Co.	413,823	3,016,770
Pacira Pharmaceuticals, Inc.(a)	68,478	1,500,353
Perrigo Co. PLC	219,060	2,895,973
Phibro Animal Health Corp., Class A	32,548	1,776,795
Prestige Consumer Healthcare, Inc.(a)	76,537	5,304,014
Supernus Pharmaceuticals, Inc.(a)	91,268	4,995,098
Total		51,007,508
Total Health Care		273,064,039
Industrials 17.6%
Aerospace & Defense 1.2%
AAR Corp.(a)	62,120	7,278,600
Mercury Systems, Inc.(a)	84,184	7,494,902
Moog, Inc., Class A	45,243	15,266,345
National Presto Industries, Inc.	8,424	1,111,463
Total		31,151,310
Air Freight & Logistics 0.2%
Forward Air Corp.(a)	35,314	893,091
HUB Group, Inc., Class A	96,426	4,153,068
Total		5,046,159
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.6%
American Woodmark Corp.(a)	23,190	1,161,819
Apogee Enterprises, Inc.	34,240	1,363,437
Armstrong World Industries, Inc.	68,648	11,910,428
AZZ, Inc.	47,843	6,505,691
CSW Industrials, Inc.	26,561	7,817,699
Gibraltar Industries, Inc.(a)	47,025	2,138,697
Griffon Corp.	62,252	5,306,361
Hayward Holdings, Inc.(a)	317,573	5,081,168
Insteel Industries, Inc.	30,905	1,152,138
MasterBrand, Inc.(a)	201,798	2,042,196
Quanex Building Products Corp.	72,608	1,490,642
Resideo Technologies, Inc.(a)	219,242	8,484,665
Zurn Elkay Water Solutions Corp.	237,077	12,086,186
Total		66,541,127
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	97,468	4,337,326
Brady Corp., Class A	69,330	6,401,932
Casella Waste Systems, Inc., Class A(a)	99,491	9,268,582
CoreCivic, Inc.(a)	166,471	2,943,207
Deluxe Corp.	71,641	1,988,038
Enviri Corp.(a)	128,378	2,430,196
GEO Group, Inc. (The)(a)	217,626	3,273,095
Healthcare Services Group, Inc.(a)	112,147	2,441,440
HNI Corp.	109,607	4,927,931
Interface, Inc.	92,943	2,926,775
Liquidity Services, Inc.(a)	37,788	1,194,479
MillerKnoll, Inc.	109,058	2,196,428
OPENLANE, Inc.(a)	169,142	4,822,238
Pitney Bowes, Inc.	235,647	2,528,492
Unifirst Corp.	23,185	5,444,302
Vestis Corp.(a)	178,376	1,403,819
Total		58,528,280
Construction & Engineering 2.1%
Arcosa, Inc.	78,067	8,390,641
Everus Construction Group, Inc.(a)	81,190	9,813,435
Granite Construction, Inc.	69,479	9,342,146
MYR Group, Inc.(a)	24,708	6,670,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Primoris Services Corp.	86,005	12,962,674
WillScot Holdings Corp.	289,609	6,258,451
Total		53,437,519
Electrical Equipment 0.8%
Powell Industries, Inc.	14,984	7,845,622
Sunrun, Inc.(a)	369,349	4,893,874
Vicor Corp.(a)	36,162	7,283,027
Total		20,022,523
Ground Transportation 0.7%
ArcBest Corp.	35,832	3,678,513
Heartland Express, Inc.	72,734	802,256
Hertz Global Holdings, Inc.(a)	198,389	900,686
Marten Transport Ltd.	92,129	1,252,033
RXO, Inc.(a)	261,222	4,169,103
Schneider National, Inc., Class B	79,309	2,250,790
Werner Enterprises, Inc.	95,234	3,341,761
Total		16,395,142
Machinery 4.5%
Alamo Group, Inc.	17,163	3,664,815
Albany International Corp., Class A	45,683	2,633,625
Astec Industries, Inc.	36,413	2,260,883
Enerpac Tool Group Corp.	84,333	3,440,786
EnPro, Inc.	33,531	8,672,793
ESCO Technologies, Inc.	41,107	11,398,560
Federal Signal Corp.	96,792	11,269,493
Franklin Electric Co., Inc.	60,929	6,069,747
Gates Industrial Corp. PLC(a)	411,113	11,334,385
Greenbrier Companies, Inc. (The)	49,283	2,780,547
JBT Marel Corp.	82,724	12,739,496
Kadant, Inc.	18,747	6,358,420
Kennametal, Inc.	121,120	4,878,714
Lindsay Corp.	17,197	2,316,436
Mueller Water Products, Inc., Class A	248,837	7,447,691
Proto Labs, Inc.(a)	37,691	2,339,857
Standex International Corp.	19,287	5,053,194
Tennant Co.	28,852	1,760,838
Titan International, Inc.(a)	76,345	742,837
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Trinity Industries, Inc.	127,627	4,362,291
Worthington Enterprises, Inc.	49,804	2,789,522
Total		114,314,930
Marine Transportation 0.3%
Matson, Inc.	49,630	8,245,032
Passenger Airlines 0.5%
Allegiant Travel Co.(a)	21,419	2,187,951
JetBlue Airways Corp.(a)	463,144	2,565,818
Skywest, Inc.(a)	63,836	6,644,051
Sun Country Airlines Holdings, Inc.(a)	83,908	1,651,309
Total		13,049,129
Professional Services 1.3%
Amentum Holdings, Inc.(a)	244,008	7,288,519
CSG Systems International, Inc.	43,238	3,454,716
Insperity, Inc.	57,014	1,266,281
Korn/Ferry International	83,392	5,226,177
Legalzoom.com, Inc.(a)	183,408	1,289,358
ManpowerGroup, Inc.	73,692	2,061,165
Robert Half, Inc.	158,433	3,868,934
Upwork, Inc.(a)	207,968	2,790,931
Verra Mobility Corp.(a)	253,983	4,244,056
Total		31,490,137
Trading Companies & Distributors 1.1%
Air Lease Corp.	167,226	10,842,934
Boise Cascade Co.	58,963	4,878,598
DNOW, Inc.(a)	295,524	3,481,273
DXP Enterprises, Inc.(a)	20,215	2,799,171
Rush Enterprises, Inc., Class A	96,529	6,850,663
Total		28,852,639
Total Industrials		447,073,927
Information Technology 13.1%
Communications Equipment 2.0%
Calix, Inc.(a)	95,999	4,969,868
Digi International, Inc.(a)	59,089	2,884,725
Extreme Networks, Inc.(a)	212,843	2,975,545
Harmonic, Inc.(a)	178,645	1,898,997
InterDigital, Inc.	40,979	15,020,033
Netscout Systems, Inc.(a)	109,168	3,188,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Viasat, Inc.(a)	215,304	9,856,617
Viavi Solutions, Inc.(a)	355,273	10,555,161
Total		51,349,743
Electronic Equipment, Instruments & Components 3.5%
Arlo Technologies, Inc.(a)	168,711	2,647,075
Badger Meter, Inc.	46,908	7,150,186
Benchmark Electronics, Inc.	56,791	3,283,088
CTS Corp.	46,243	2,435,156
ePlus, Inc.	41,691	3,362,796
Insight Enterprises, Inc.(a)	49,312	4,120,511
Itron, Inc.(a)	72,903	6,849,237
Knowles Corp.(a)	135,539	3,682,595
Mirion Technologies, Inc.(a)	394,466	8,524,410
OSI Systems, Inc.(a)	25,403	7,244,936
PC Connection, Inc.	18,082	1,102,098
Plexus Corp.(a)	42,956	8,339,048
Ralliant Corp.	179,557	8,239,871
Rogers Corp.(a)	26,623	2,870,758
Sanmina Corp.(a)	86,851	13,484,486
Scansource, Inc.(a)	32,133	1,181,852
Vishay Intertechnology, Inc.	196,565	3,679,697
Total		88,197,800
IT Services 0.4%
DigitalOcean Holdings, Inc.(a)	109,223	6,123,041
DXC Technology Co.(a)	277,175	3,489,633
Grid Dynamics Holdings, Inc.(a)	105,290	710,708
Total		10,323,382
Semiconductors & Semiconductor Equipment 4.4%
ACM Research, Inc., Class A(a)	84,793	4,721,274
Alpha & Omega Semiconductor Ltd.(a)	39,715	834,412
Axcelis Technologies, Inc.(a)	49,342	4,076,143
Cohu, Inc.(a)	74,323	2,244,555
Diodes, Inc.(a)	73,833	5,037,626
Enphase Energy, Inc.(a)	208,294	8,804,587
Formfactor, Inc.(a)	123,386	12,200,408
Ichor Holdings Ltd.(a)	54,730	2,602,411
Impinj, Inc.(a)	42,654	5,231,940
Kulicke & Soffa Industries, Inc.	83,002	5,786,899
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
MaxLinear, Inc.(a)	130,730	2,278,624
PDF Solutions, Inc.(a)	50,944	1,720,888
Penguin Solutions, Inc.(a)	76,565	1,591,021
Photronics, Inc.(a)	93,920	3,515,426
Power Integrations, Inc.	88,080	4,220,794
Qorvo, Inc.(a)	133,835	11,094,921
Semtech Corp.(a)	138,121	12,461,277
SiTime Corp.(a)	34,898	13,885,216
SolarEdge Technologies, Inc.(a)	95,186	3,369,584
Ultra Clean Holdings, Inc.(a)	72,244	4,383,766
Veeco Instruments, Inc.(a)	95,763	2,926,517
Total		112,988,289
Software 2.8%
A10 Networks, Inc.	114,169	2,198,895
ACI Worldwide, Inc.(a)	164,089	6,511,051
Adeia, Inc.	174,311	3,606,495
Agilysys, Inc.(a)	40,392	2,915,091
Alarm.com Holdings, Inc.(a)	79,396	3,799,099
Blackline, Inc.(a)	79,537	2,803,679
Box, Inc., Class A(a)	230,620	5,431,101
CleanSpark, Inc.(a)	447,409	4,451,720
Clear Secure, Inc., Class A	141,128	6,864,466
LiveRamp Holdings, Inc.(a)	101,312	2,752,647
MARA Holdings, Inc.(a)	601,968	5,381,594
N-Able, Inc.(a)	118,635	521,994
NCR Voyix Corp.(a)	220,452	1,684,253
Progress Software Corp.(a)	68,298	2,860,320
Q2 Holdings, Inc.(a)	99,531	4,789,432
RingCentral, Inc., Class A(a)	122,181	4,453,497
Sprinklr, Inc., Class A(a)	192,692	1,121,467
SPS Commerce, Inc.(a)	60,023	3,391,900
Teradata Corp.(a)	148,350	4,671,541
Total		70,210,242
Technology Hardware, Storage & Peripherals 0.0%
Corsair Gaming, Inc.(a)	74,641	409,779
Total Information Technology		333,479,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 5.8%
Chemicals 4.2%
Balchem Corp.	51,550	9,352,717
Celanese Corp., Class A	174,303	8,704,692
Chemours Co. (The)	238,588	4,351,845
Eastman Chemical Co.	181,569	13,710,275
Element Solutions, Inc.	362,087	12,705,633
FMC Corp.	198,839	2,930,887
Hawkins, Inc.	33,251	4,957,724
HB Fuller Co.	86,095	5,658,163
Ingevity Corp.(a)	57,245	4,123,357
Innospec, Inc.	39,440	3,020,315
Koppers Holdings, Inc.	31,220	1,180,116
Minerals Technologies, Inc.	49,557	3,499,715
Quaker Chemical Corp.	21,805	3,205,989
Sensient Technologies Corp.	67,620	6,865,459
Solstice Advanced Materials, Inc.	252,651	19,835,630
Stepan Co.	34,203	1,740,591
Total		105,843,108
Containers & Packaging 0.5%
O-I Glass, Inc.(a)	244,483	3,276,072
Sealed Air Corp.	234,181	9,807,501
Total		13,083,573
Metals & Mining 1.0%
Alpha Metallurgical Resources, Inc.(a)	17,192	2,796,279
Century Aluminum Co.(a)	84,688	4,366,513
Kaiser Aluminum Corp.	25,555	3,325,728
Materion Corp.	33,001	5,381,143
Metallus, Inc.(a)	57,013	969,221
SunCoke Energy, Inc.	134,765	768,161
Warrior Met Coal, Inc.	83,677	6,965,273
Worthington Steel, Inc.	51,784	2,152,143
Total		26,724,461
Paper & Forest Products 0.1%
Sylvamo Corp.	52,731	2,441,445
Total Materials		148,092,587
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.0%
Diversified REITs 0.7%
Alexander & Baldwin, Inc.	115,811	2,407,711
American Assets Trust, Inc.	75,171	1,467,338
Armada Hoffler Properties, Inc.	127,584	797,400
Essential Properties Realty Trust, Inc.	315,393	10,704,438
Global Net Lease, Inc.	313,820	2,956,184
Total		18,333,071
Health Care REITs 0.9%
CareTrust REIT, Inc.	355,434	14,437,729
LTC Properties, Inc.	75,789	3,007,307
Medical Properties Trust, Inc.	785,091	4,522,124
Universal Health Realty Income Trust	20,317	886,228
Total		22,853,388
Hotel & Resort REITs 1.0%
Apple Hospitality REIT, Inc.	350,204	4,293,501
DiamondRock Hospitality Co.	324,240	3,255,370
Pebblebrook Hotel Trust	180,815	2,319,856
Ryman Hospitality Properties, Inc.	100,286	9,903,242
Summit Hotel Properties, Inc.	168,568	760,242
Sunstone Hotel Investors, Inc.	302,273	2,805,093
Xenia Hotels & Resorts, Inc.	150,906	2,305,844
Total		25,643,148
Industrial REITs 0.7%
Innovative Industrial Properties, Inc.	44,605	2,362,281
LXP Industrial Trust	94,165	4,666,817
Terreno Realty Corp.	164,577	10,871,957
Total		17,901,055
Office REITs 0.6%
Douglas Emmett, Inc.	266,556	2,636,239
Easterly Government Properties, Inc.	69,653	1,621,522
Highwoods Properties, Inc.	174,922	3,933,996
JBG SMITH Properties	94,201	1,432,797
SL Green Realty Corp.	113,054	4,166,040
Total		13,790,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.5%
Cushman & Wakefield Ltd.(a)	368,654	4,943,650
eXp World Holdings, Inc.	144,111	1,004,454
Kennedy-Wilson Holdings, Inc.	190,971	2,077,764
Marcus & Millichap, Inc.	38,398	1,014,091
St. Joe Co. (The)	63,421	4,577,094
Total		13,617,053
Residential REITs 0.2%
Centerspace	26,587	1,672,322
NexPoint Residential Trust, Inc.	34,721	978,785
Veris Residential, Inc.	129,284	2,437,004
Total		5,088,111
Retail REITs 1.6%
Acadia Realty Trust	208,572	4,363,326
Curbline Properties Corp.	154,299	4,291,055
Getty Realty Corp.	84,558	2,775,194
Macerich Co. (The)	407,672	8,345,046
Phillips Edison & Co., Inc.	200,240	7,865,427
Saul Centers, Inc.	19,819	675,432
Tanger, Inc.	183,224	6,790,281
Urban Edge Properties	200,326	4,256,928
Whitestone REIT	71,465	1,085,553
Total		40,448,242
Specialized REITs 0.8%
Four Corners Property Trust, Inc.	168,853	4,309,129
Millrose Properties, Inc.	245,420	7,696,371
Outfront Media, Inc.	231,588	6,672,050
Safehold, Inc.	73,098	1,179,802
Total		19,857,352
Total Real Estate		177,532,014
Utilities 2.2%
Electric Utilities 0.6%
Hawaiian Electric Industries, Inc.(a)	274,765	4,256,110
MGE Energy, Inc.	58,165	4,770,693
Otter Tail Corp.	66,703	5,676,425
Total		14,703,228
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.6%
Chesapeake Utilities Corp.	37,646	5,118,727
MDU Resources Group, Inc.	325,240	6,725,963
Northwest Natural Holding Co.	66,069	3,504,300
Total		15,348,990
Independent Power and Renewable Electricity Producers 0.3%
Clearway Energy, Inc., Class A	55,087	1,984,234
Clearway Energy, Inc., Class C	135,060	5,174,148
Total		7,158,382
Multi-Utilities 0.2%
Avista Corp.	129,522	5,261,184
Unitil Corp.	28,517	1,491,724
Total		6,752,908
Water Utilities 0.5%
American States Water Co.	61,623	4,592,762
California Water Service Group	94,853	4,275,973
H2O America	53,003	2,851,032
Middlesex Water Co.	29,189	1,576,206
Total		13,295,973
Total Utilities		57,259,481
Total Common Stocks (Cost $1,699,443,996)		2,508,061,200

Exchange-Traded Equity Funds 0.7%
	Shares	Value ($)
U.S. Small Cap 0.7%
iShares Core S&P Small-Cap ETF	132,533	17,189,530
Total Exchange-Traded Equity Funds (Cost $12,206,754)		17,189,530

Rights —%
Issuer	Shares	Value ($)
Health Care —%
Life Sciences Tools & Services —%
OmniAb Operations, Inc.(a),(b),(c),(d)	23,460	0
OmniAb, Inc.(a),(b),(c),(d)	23,460	0
Total		0
Total Health Care		0
Total Rights (Cost $—)		0

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(f)	23,667,300	23,662,566
Total Money Market Funds (Cost $23,660,088)		23,662,566
Total Investments in Securities (Cost: $1,735,310,838)		2,548,913,296
Other Assets & Liabilities, Net		(1,805,757)
Net Assets		2,547,107,539
At February 28, 2026, securities and/or cash totaling $2,329,138 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	189	03/2026	USD	24,897,915	741,788	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
13

Portfolio of Investments (continued)
February 28, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb Operations, Inc.	09/03/2021	23,460	—	—
OmniAb, Inc.	09/03/2021	23,460	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	32,897,752	594,544,424	(603,777,616)	(1,994)	23,662,566	(449)	1,113,239	23,667,300
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Index Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	76,621,181	—	—	76,621,181
Consumer Discretionary	352,589,112	—	—	352,589,112
Consumer Staples	63,432,561	—	—	63,432,561
Energy	138,858,636	—	—	138,858,636
Financials	440,058,427	—	—	440,058,427
Health Care	273,064,039	—	—	273,064,039
Industrials	447,073,927	—	—	447,073,927
Information Technology	333,479,235	—	—	333,479,235
Materials	148,092,587	—	—	148,092,587
Real Estate	177,532,014	—	—	177,532,014
Utilities	57,259,481	—	—	57,259,481
Total Common Stocks	2,508,061,200	—	—	2,508,061,200
Exchange-Traded Equity Funds	17,189,530	—	—	17,189,530
Rights
Health Care	—	—	0 *	0 *
Total Rights	—	—	0 *	0 *
Money Market Funds	23,662,566	—	—	23,662,566
Total Investments in Securities	2,548,913,296	—	0 *	2,548,913,296
Investments in Derivatives
Asset
Futures Contracts	741,788	—	—	741,788
Total	2,549,655,084	—	0 *	2,549,655,084

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
15

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,711,650,750)	$2,525,250,730
Affiliated issuers (cost $23,660,088)	23,662,566
Margin deposits on:
Futures contracts	2,329,138
Receivable for:
Capital shares sold	1,120,133
Dividends	1,587,744
Variation margin for futures contracts	4,853
Expense reimbursement due from Investment Manager	101
Total assets	2,553,955,265
Liabilities
Payable for:
Capital shares redeemed	5,919,338
Variation margin for futures contracts	502,852
Management services fees	14,181
Distribution and/or service fees	4,688
Compensation of board members	4,105
Deferred compensation of board members	402,562
Total liabilities	6,847,726
Net assets applicable to outstanding capital stock	$2,547,107,539
Represented by
Paid in capital	1,584,561,680
Total distributable earnings (loss)	962,545,859
Total - representing net assets applicable to outstanding capital stock	$2,547,107,539
Class A
Net assets	$674,500,660
Shares outstanding	29,371,386
Net asset value per share	$22.96
Institutional Class
Net assets	$1,050,951,906
Shares outstanding	45,093,642
Net asset value per share	$23.31
Institutional 2 Class
Net assets	$558,860,435
Shares outstanding	22,996,063
Net asset value per share	$24.30
Institutional 3 Class
Net assets	$262,794,538
Shares outstanding	11,831,786
Net asset value per share	$22.21
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Index Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$36,022,319
Dividends — affiliated issuers	1,113,239
Interest	482,880
Interfund lending	506
Foreign taxes withheld	(48,771)
Total income	37,570,173
Expenses:
Management services fees	5,098,990
Distribution and/or service fees
Class A	1,663,040
Interest on interfund lending	309
Compensation of board members	37,152
Deferred compensation of board members	65,757
Total expenses	6,865,248
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(102,908)
Expense reduction	(800)
Total net expenses	6,761,540
Net investment income	30,808,633
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	345,881,157
Investments — affiliated issuers	(449)
Foreign currency translations	11,937
Futures contracts	4,844,124
Net realized gain	350,736,769
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,945,121
Investments — affiliated issuers	(1,994)
Futures contracts	1,780,867
Net change in unrealized appreciation (depreciation)	29,723,994
Net realized and unrealized gain	380,460,763
Net increase in net assets resulting from operations	$411,269,396
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
17

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$30,808,633	$37,604,146
Net realized gain	350,736,769	425,818,925
Net change in unrealized appreciation (depreciation)	29,723,994	(252,054,875)
Net increase in net assets resulting from operations	411,269,396	211,368,196
Distributions to shareholders
Net investment income and net realized gains
Class A	(76,203,165)	(113,831,780)
Institutional Class	(118,598,367)	(161,912,090)
Institutional 2 Class	(63,359,440)	(106,982,516)
Institutional 3 Class	(32,065,383)	(49,824,594)
Total distributions to shareholders	(290,226,355)	(432,550,980)
Decrease in net assets from capital stock activity	(319,034,419)	(287,901,938)
Total decrease in net assets	(197,991,378)	(509,084,722)
Net assets at beginning of year	2,745,098,917	3,254,183,639
Net assets at end of year	$2,547,107,539	$2,745,098,917

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,441,134	73,493,780	4,373,933	105,633,411
Distributions reinvested	3,056,047	64,871,532	4,061,975	96,752,069
Shares redeemed	(10,281,174)	(221,973,112)	(9,682,743)	(233,946,715)
Net decrease	(3,783,993)	(83,607,800)	(1,246,835)	(31,561,235)
Institutional Class
Shares sold	5,265,161	113,466,411	4,791,587	116,282,015
Distributions reinvested	5,148,330	110,899,267	6,252,570	150,792,792
Shares redeemed	(13,471,417)	(297,010,631)	(8,630,977)	(210,915,541)
Net increase (decrease)	(3,057,926)	(72,644,953)	2,413,180	56,159,266
Institutional 2 Class
Shares sold	5,787,511	130,124,820	5,397,095	135,645,737
Distributions reinvested	2,570,200	57,539,963	3,935,102	97,856,730
Shares redeemed	(13,441,883)	(308,569,643)	(20,948,720)	(538,287,467)
Net decrease	(5,084,172)	(120,904,860)	(11,616,523)	(304,785,000)
Institutional 3 Class
Shares sold	4,022,276	80,216,914	5,327,997	122,808,364
Distributions reinvested	575,821	11,865,543	816,008	18,819,611
Shares redeemed	(6,644,865)	(133,959,263)	(6,287,355)	(149,342,944)
Net decrease	(2,046,768)	(41,876,806)	(143,350)	(7,714,969)
Total net decrease	(13,972,859)	(319,034,419)	(10,593,528)	(287,901,938)
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Small Cap Index Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Small Cap Index Fund  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$21.98	0.22	3.33	3.55	(0.24)	(2.33)	(2.57)
Year Ended 2/28/2025	$23.97	0.25	1.32	1.57	(0.29)	(3.27)	(3.56)
Year Ended 2/29/2024	$23.91	0.28	1.05	1.33	(0.30)	(0.97)	(1.27)
Year Ended 2/28/2023	$27.52	0.26	(1.51)	(1.25)	(0.28)	(2.08)	(2.36)
Year Ended 2/28/2022	$28.74	0.25	0.90	1.15	(0.27)	(2.10)	(2.37)
Institutional Class
Year Ended 2/28/2026	$22.26	0.28	3.39	3.67	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$24.23	0.31	1.35	1.66	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.15	0.34	1.07	1.41	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$27.77	0.32	(1.53)	(1.21)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.96	0.33	0.91	1.24	(0.33)	(2.10)	(2.43)
Institutional 2 Class
Year Ended 2/28/2026	$23.10	0.29	3.53	3.82	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$25.03	0.32	1.38	1.70	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$24.90	0.35	1.11	1.46	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$28.55	0.33	(1.57)	(1.24)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$29.71	0.34	0.93	1.27	(0.33)	(2.10)	(2.43)
Institutional 3 Class
Year Ended 2/28/2026	$21.33	0.27	3.23	3.50	(0.29)	(2.33)	(2.62)
Year Ended 2/28/2025	$23.35	0.30	1.31	1.61	(0.36)	(3.27)	(3.63)
Year Ended 2/29/2024	$23.33	0.33	1.02	1.35	(0.36)	(0.97)	(1.33)
Year Ended 2/28/2023	$26.91	0.33	(1.50)	(1.17)	(0.33)	(2.08)	(2.41)
Year Ended 2/28/2022	$28.13	0.32	0.89	1.21	(0.33)	(2.10)	(2.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Small Cap Index Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$22.96	17.44%	0.45% (c)	0.45% (c),(d)	1.03%	22%	$674,501
Year Ended 2/28/2025	$21.98	5.81%	0.45% (c)	0.45% (c),(d)	1.02%	23%	$728,698
Year Ended 2/29/2024	$23.97	6.02%	0.45% (c),(e)	0.45% (c),(d),(e)	1.25%	29%	$824,702
Year Ended 2/28/2023	$23.91	(3.93% )	0.45% (c),(e)	0.45% (c),(d),(e)	1.06%	16%	$913,784
Year Ended 2/28/2022	$27.52	3.62%	0.45% (e)	0.45% (d),(e)	0.84%	13%	$1,070,943
Institutional Class
Year Ended 2/28/2026	$23.31	17.77%	0.20% (c)	0.20% (c),(d)	1.27%	22%	$1,050,952
Year Ended 2/28/2025	$22.26	6.09%	0.20% (c)	0.20% (c),(d)	1.26%	23%	$1,071,688
Year Ended 2/29/2024	$24.23	6.30%	0.20% (c),(e)	0.20% (c),(d),(e)	1.50%	29%	$1,108,362
Year Ended 2/28/2023	$24.15	(3.72% )	0.20% (c),(e)	0.20% (c),(d),(e)	1.29%	16%	$1,226,987
Year Ended 2/28/2022	$27.77	3.92%	0.20% (e)	0.20% (d),(e)	1.09%	13%	$1,763,233
Institutional 2 Class
Year Ended 2/28/2026	$24.30	17.77%	0.20% (c)	0.20% (c)	1.27%	22%	$558,860
Year Ended 2/28/2025	$23.10	6.05%	0.20% (c)	0.20% (c)	1.27%	23%	$648,734
Year Ended 2/29/2024	$25.03	6.31%	0.20% (c),(e)	0.20% (c),(e)	1.49%	29%	$993,642
Year Ended 2/28/2023	$24.90	(3.73% )	0.20% (c),(e)	0.20% (c),(e)	1.31%	16%	$1,045,399
Year Ended 2/28/2022	$28.55	3.92%	0.20% (e)	0.20% (e)	1.09%	13%	$1,199,980
Institutional 3 Class
Year Ended 2/28/2026	$22.21	17.75%	0.20% (c)	0.20% (c)	1.27%	22%	$262,795
Year Ended 2/28/2025	$21.33	6.10%	0.20% (c)	0.20% (c)	1.27%	23%	$295,979
Year Ended 2/29/2024	$23.35	6.26%	0.20% (c),(e)	0.20% (c),(e)	1.50%	29%	$327,477
Year Ended 2/28/2023	$23.33	(3.69% )	0.20% (c),(e)	0.20% (c),(e)	1.41%	16%	$308,297
Year Ended 2/28/2022	$26.91	3.93%	0.20% (e)	0.20% (e)	1.09%	13%	$90,933
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Index Fund  | 2026
21

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
22
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Columbia Small Cap Index Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
24
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	741,788 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	4,844,124

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,780,867
Columbia Small Cap Index Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	36,200,128
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
26
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Columbia Small Cap Index Fund  | 2026
27

Notes to Financial Statements (continued)
February 28, 2026
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $800.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	0.45
Institutional Class	0.20
Institutional 2 Class	0.20
Institutional 3 Class	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
28
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, trustees’ deferred compensation, foreign currency transactions and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
11,937	(22,432,937)	22,421,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
69,192,570	221,033,785	290,226,355	44,250,590	388,300,390	432,550,980
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
68,627,391	100,003,315	—	794,317,715
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,755,337,369	1,034,601,219	(240,283,504)	794,317,715
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Small Cap Index Fund  | 2026
29

Notes to Financial Statements (continued)
February 28, 2026
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $548,473,253 and $1,089,241,535, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	2,500,000	4.46	1
Lender	3,700,000	4.92	1
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
30
Columbia Small Cap Index Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Index Fund  | 2026
31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Small Cap Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Index Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
32
Columbia Small Cap Index Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
26.74%	25.15%	6.28%	$262,432,924
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Small Cap Index Fund  | 2026
33

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN228_02_T01_(04/26)

Columbia Small Cap Value and Inflection Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Value and Inflection Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 0.9%
Entertainment 0.9%
Lionsgate Studios Corp.(a)	824,940	7,424,460
Total Communication Services		7,424,460
Consumer Discretionary 12.1%
Automobile Components 1.1%
Patrick Industries, Inc.	71,418	8,840,834
Broadline Retail 0.5%
Savers Value Village, Inc.(a)	450,070	4,244,160
Distributors 0.6%
Gold.com, Inc.	84,930	4,880,927
Diversified Consumer Services 1.3%
Laureate Education, Inc., Class A(a)	331,022	10,705,252
Hotels, Restaurants & Leisure 0.4%
Caesars Entertainment, Inc.(a)	122,696	3,073,535
Household Durables 1.5%
Taylor Morrison Home Corp., Class A(a)	189,908	12,513,038
Leisure Products 2.5%
Callaway Golf Co.(a)	548,180	7,707,411
Polaris, Inc.	218,020	13,242,535
Total		20,949,946
Specialty Retail 2.6%
National Vision Holdings, Inc.(a)	288,260	7,774,372
Urban Outfitters, Inc.(a)	89,860	5,948,732
Victoria’s Secret & Co.(a)	127,280	7,980,456
Total		21,703,560
Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.	110,850	3,719,017
Kontoor Brands, Inc.	145,975	9,519,030
Total		13,238,047
Total Consumer Discretionary		100,149,299
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 4.1%
Food Products 2.0%
Darling Ingredients, Inc.(a)	201,190	10,695,260
Fresh Del Monte Produce, Inc.	137,894	5,919,790
Total		16,615,050
Household Products 2.1%
Central Garden & Pet Co., Class A(a)	225,259	7,780,446
Reynolds Consumer Products, Inc.	391,961	9,724,552
Total		17,504,998
Total Consumer Staples		34,120,048
Energy 9.3%
Energy Equipment & Services 2.2%
Kodiak Gas Services, Inc.	159,698	8,714,720
Solaris Energy Infrastructure, Inc., Class A	199,520	9,902,178
Total		18,616,898
Oil, Gas & Consumable Fuels 7.1%
California Resources Corp.	248,660	14,631,154
Dorian LPG Ltd.	140,490	5,196,725
Gulfport Energy Corp.(a)	50,854	10,611,196
Navigator Holdings Ltd.	249,662	5,247,895
PBF Energy, Inc., Class A	340,560	12,123,936
Teekay Tankers Ltd., Class A	137,500	10,762,125
Total		58,573,031
Total Energy		77,189,929
Financials 19.7%
Banks 7.8%
Banc of California, Inc.	509,770	9,415,452
Bank of NT Butterfield & Son Ltd. (The)	172,422	8,750,416
BankUnited, Inc.	318,578	14,877,593
Fulton Financial Corp.	648,213	13,255,956
Origin Bancorp, Inc.	106,930	4,448,288
Texas Capital Bancshares, Inc.(a)	144,755	13,795,151
Total		64,542,856
Capital Markets 1.7%
StoneX Group, Inc.(a)	112,205	14,306,138
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
FirstCash Holdings, Inc.	46,080	8,883,763
Financial Services 4.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	136,430	6,825,593
Essent Group Ltd.	230,073	13,997,641
NMI Holdings, Inc., Class A(a)	309,568	12,169,118
Total		32,992,352
Insurance 4.2%
Assured Guaranty Ltd.	96,706	8,337,024
Hamilton Insurance Group Ltd., Class B(a)	356,080	11,248,567
Horace Mann Educators Corp.	168,710	7,340,572
Neptune Insurance Holdings, Inc., Class A(a)	360,520	7,506,027
Total		34,432,190
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Dynex Capital, Inc.	537,790	7,545,194
Total Financials		162,702,493
Health Care 7.0%
Biotechnology 1.0%
Cytokinetics, Inc.(a)	128,610	8,002,114
Health Care Equipment & Supplies 0.7%
CONMED Corp.	132,030	6,073,380
Health Care Providers & Services 3.1%
AdaptHealth Corp.(a)	503,190	4,604,189
Ardent Health, Inc.(a)	452,380	4,247,848
PACS Group, Inc.(a)	287,570	10,499,181
Pediatrix Medical Group, Inc.(a)	303,146	6,017,448
Total		25,368,666
Pharmaceuticals 2.2%
Amneal Pharmaceuticals, Inc.(a)	942,758	13,019,488
ANI Pharmaceuticals, Inc.(a)	66,360	4,904,004
Total		17,923,492
Total Health Care		57,367,652
Industrials 15.6%
Air Freight & Logistics 1.0%
HUB Group, Inc., Class A	194,010	8,356,011
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.1%
Resideo Technologies, Inc.(a)	247,076	9,561,841
UFP Industries, Inc.	77,330	7,958,030
Total		17,519,871
Commercial Services & Supplies 3.0%
Healthcare Services Group, Inc.(a)	242,566	5,280,662
HNI Corp.	220,273	9,903,474
OPENLANE, Inc.(a)	347,480	9,906,655
Total		25,090,791
Electrical Equipment 1.6%
Shoals Technologies Group, Inc., Class A(a)	531,910	3,154,226
Sunrun, Inc.(a)	307,410	4,073,182
Thermon(a)	114,220	5,800,092
Total		13,027,500
Ground Transportation 1.2%
ArcBest Corp.	91,933	9,437,842
Machinery 3.4%
Astec Industries, Inc.	109,253	6,783,519
Greenbrier Companies, Inc. (The)	111,240	6,276,161
Helios Technologies, Inc.	74,020	5,279,106
Worthington Enterprises, Inc.	171,227	9,590,424
Total		27,929,210
Passenger Airlines 0.8%
Alaska Air Group, Inc.(a)	134,415	6,935,814
Trading Companies & Distributors 2.5%
DNOW, Inc.(a)	295,132	3,476,655
McGrath Rentcorp	66,007	7,323,477
Rush Enterprises, Inc., Class A	139,688	9,913,657
Total		20,713,789
Total Industrials		129,010,828
Information Technology 9.4%
Communications Equipment 1.7%
Digi International, Inc.(a)	128,390	6,268,000
Netscout Systems, Inc.(a)	284,103	8,298,648
Total		14,566,648
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.4%
Benchmark Electronics, Inc.	123,850	7,159,769
Crane NXT Co.	136,784	6,605,299
CTS Corp.	88,079	4,638,240
Littelfuse, Inc.	30,140	10,623,144
Vontier Corp.	176,144	7,207,813
Total		36,234,265
Semiconductors & Semiconductor Equipment 3.3%
Diodes, Inc.(a)	161,710	11,033,473
Synaptics, Inc.(a)	100,991	8,226,727
Ultra Clean Holdings, Inc.(a)	130,420	7,913,886
Total		27,174,086
Total Information Technology		77,974,999
Materials 6.0%
Chemicals 3.2%
Avient Corp.	218,230	8,962,706
Cabot Corp.	125,127	9,527,170
Ecovyst, Inc.(a)	399,550	4,502,928
Stepan Co.	71,910	3,659,500
Total		26,652,304
Metals & Mining 2.8%
Commercial Metals Co.	140,150	10,272,995
Ryerson Holding Corp.	141,191	3,693,557
Torex Gold Resources, Inc.	140,560	8,564,159
Total		22,530,711
Total Materials		49,183,015
Real Estate 12.4%
Diversified REITs 0.9%
Global Net Lease, Inc.	754,360	7,106,071
Health Care REITs 0.7%
Sila Realty Trust, Inc.	213,729	5,499,247
Hotel & Resort REITs 2.1%
DiamondRock Hospitality Co.	679,500	6,822,180
Pebblebrook Hotel Trust	407,200	5,224,376
Xenia Hotels & Resorts, Inc.	337,954	5,163,937
Total		17,210,493
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.4%
Piedmont Realty Trust, Inc.(a)	498,210	3,781,414
Real Estate Management & Development 2.4%
Cushman & Wakefield Ltd.(a)	706,600	9,475,506
Newmark Group, Inc., Class A	712,022	10,338,560
Total		19,814,066
Retail REITs 4.4%
Macerich Co. (The)	558,502	11,432,536
NetSTREIT Corp.	370,340	7,691,962
Phillips Edison & Co., Inc.	442,240	17,371,187
Total		36,495,685
Specialized REITs 1.5%
Rayonier, Inc.	565,717	12,157,258
Total Real Estate		102,064,234
Utilities 2.6%
Electric Utilities 1.5%
Portland General Electric Co.	223,751	12,073,604
Gas Utilities 1.1%
National Fuel Gas Co.	104,580	9,519,917
Total Utilities		21,593,521
Total Common Stocks (Cost $665,860,908)		818,780,478

Exchange-Traded Equity Funds 0.6%
	Shares	Value ($)
U.S. Small Cap 0.6%
iShares Russell 2000 Value ETF	25,430	5,023,696
Total Exchange-Traded Equity Funds (Cost $4,959,552)		5,023,696

Money Market Funds 0.0%

Columbia Short-Term Cash Fund, 3.777%(b),(c)	334,036	333,970
Total Money Market Funds (Cost $333,933)		333,970
Total Investments in Securities (Cost: $671,154,393)		824,138,144
Other Assets & Liabilities, Net		2,205,593
Net Assets		826,343,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	6,664,460	236,154,913	(242,484,770)	(633)	333,970	103	175,447	334,036
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,424,460	—	—	7,424,460
Consumer Discretionary	100,149,299	—	—	100,149,299
Consumer Staples	34,120,048	—	—	34,120,048
Energy	77,189,929	—	—	77,189,929
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Value and Inflection Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	162,702,493	—	—	162,702,493
Health Care	57,367,652	—	—	57,367,652
Industrials	129,010,828	—	—	129,010,828
Information Technology	77,974,999	—	—	77,974,999
Materials	49,183,015	—	—	49,183,015
Real Estate	102,064,234	—	—	102,064,234
Utilities	21,593,521	—	—	21,593,521
Total Common Stocks	818,780,478	—	—	818,780,478
Exchange-Traded Equity Funds	5,023,696	—	—	5,023,696
Money Market Funds	333,970	—	—	333,970
Total Investments in Securities	824,138,144	—	—	824,138,144
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
7

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $670,820,460)	$823,804,174
Affiliated issuers (cost $333,933)	333,970
Receivable for:
Investments sold	5,103,241
Capital shares sold	558,266
Dividends	581,751
Foreign tax reclaims	2,632
Expense reimbursement due from Investment Manager	3,710
Prepaid expenses	3,887
Total assets	830,391,631
Liabilities
Payable for:
Investments purchased	3,069,742
Capital shares redeemed	597,620
Management services fees	19,614
Distribution and/or service fees	515
Transfer agent fees	78,969
Compensation of chief compliance officer	129
Compensation of board members	2,138
Other expenses	56,489
Deferred compensation of board members	222,678
Total liabilities	4,047,894
Net assets applicable to outstanding capital stock	$826,343,737
Represented by
Paid in capital	629,536,109
Total distributable earnings (loss)	196,807,628
Total - representing net assets applicable to outstanding capital stock	$826,343,737
Class A
Net assets	$68,723,013
Shares outstanding	4,912,795
Net asset value per share	$13.99
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.84
Institutional Class
Net assets	$199,715,835
Shares outstanding	13,726,319
Net asset value per share	$14.55
Institutional 2 Class
Net assets	$71,131,763
Shares outstanding	4,616,368
Net asset value per share	$15.41
Institutional 3 Class
Net assets	$428,716,330
Shares outstanding	27,620,254
Net asset value per share	$15.52
Class R
Net assets	$2,494,809
Shares outstanding	186,997
Net asset value per share	$13.34
Class S
Net assets	$55,561,987
Shares outstanding	3,819,098
Net asset value per share	$14.55
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Value and Inflection Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$13,442,358
Dividends — affiliated issuers	175,447
Foreign taxes withheld	(24,044)
Total income	13,593,761
Expenses:
Management services fees	7,007,299
Distribution and/or service fees
Class A	163,465
Class R	10,407
Transfer agent fees
Class A	146,544
Institutional Class	448,620
Institutional 2 Class	33,242
Institutional 3 Class	24,501
Class R	4,656
Class S	178,871
Custodian fees	10,372
Printing and postage fees	95,156
Registration fees	111,756
Accounting services fees	33,323
Legal fees	28,388
Interest on interfund lending	13,813
Compensation of chief compliance officer	115
Compensation of board members	19,326
Deferred compensation of board members	35,129
Other	35,307
Total expenses	8,400,290
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,279,620)
Expense reduction	(60)
Total net expenses	7,120,610
Net investment income	6,473,151
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	133,942,405
Investments — affiliated issuers	103
Foreign currency translations	(8,224)
Net realized gain	133,934,284
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,120,416
Investments — affiliated issuers	(633)
Foreign currency translations	60
Net change in unrealized appreciation (depreciation)	17,119,843
Net realized and unrealized gain	151,054,127
Net increase in net assets resulting from operations	$157,527,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
9

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$6,473,151	$8,510,133
Net realized gain	133,934,284	192,506,490
Net change in unrealized appreciation (depreciation)	17,119,843	(94,574,935)
Net increase in net assets resulting from operations	157,527,278	106,441,688
Distributions to shareholders
Net investment income and net realized gains
Class A	(9,725,416)	(19,074,111)
Advisor Class	—	(10,735,123)
Institutional Class	(28,699,897)	(63,806,890)
Institutional 2 Class	(9,597,074)	(34,063,326)
Institutional 3 Class	(57,814,756)	(114,664,494)
Class R	(332,833)	(480,112)
Class S	(11,414,476)	(14,554,392)
Total distributions to shareholders	(117,584,452)	(257,378,448)
Decrease in net assets from capital stock activity	(82,771,718)	(245,370,382)
Total decrease in net assets	(42,828,892)	(396,307,142)
Net assets at beginning of year	869,172,629	1,265,479,771
Net assets at end of year	$826,343,737	$869,172,629
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Value and Inflection Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	828,360	10,746,189	979,711	14,966,504
Distributions reinvested	650,012	8,260,947	1,113,236	16,200,084
Shares redeemed	(1,690,455)	(22,270,964)	(1,612,594)	(24,985,147)
Net increase (decrease)	(212,083)	(3,263,828)	480,353	6,181,441
Advisor Class
Shares sold	—	—	900,353	15,257,524
Distributions reinvested	—	—	630,313	9,574,457
Shares redeemed	—	—	(8,659,342)	(154,282,586)
Net decrease	—	—	(7,128,676)	(129,450,605)
Class C
Shares redeemed	—	—	(96,863)	(1,246,607)
Net decrease	—	—	(96,863)	(1,246,607)
Institutional Class
Shares sold	3,706,359	50,335,668	8,333,711	140,095,545
Distributions reinvested	1,806,697	23,833,338	3,801,320	56,837,097
Shares redeemed	(6,171,028)	(85,968,419)	(15,673,477)	(250,762,706)
Net decrease	(657,972)	(11,799,413)	(3,538,446)	(53,830,064)
Institutional 2 Class
Shares sold	823,084	11,779,783	1,558,295	26,244,271
Distributions reinvested	687,842	9,595,673	2,195,981	34,060,405
Shares redeemed	(1,570,234)	(22,934,633)	(10,956,922)	(183,414,743)
Net decrease	(59,308)	(1,559,177)	(7,202,646)	(123,110,067)
Institutional 3 Class
Shares sold	4,730,999	69,063,800	6,255,625	104,028,497
Distributions reinvested	3,813,821	53,578,396	6,569,873	103,912,982
Shares redeemed	(9,851,955)	(144,119,072)	(15,614,195)	(264,971,032)
Net decrease	(1,307,135)	(21,476,876)	(2,788,697)	(57,029,553)
Class R
Shares sold	36,295	457,113	39,141	579,970
Distributions reinvested	27,388	332,833	34,295	480,112
Shares redeemed	(18,116)	(231,716)	(75,508)	(1,146,123)
Net increase (decrease)	45,567	558,230	(2,072)	(86,041)
Class S
Shares sold	520,880	7,011,925	8,035,299	129,613,294
Distributions reinvested	867,615	11,414,476	944,886	14,551,248
Shares redeemed	(4,538,496)	(63,657,055)	(2,011,086)	(30,963,428)
Net increase (decrease)	(3,150,001)	(45,230,654)	6,969,099	113,201,114
Total net decrease	(5,340,932)	(82,771,718)	(13,307,948)	(245,370,382)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$13.58	0.06	2.44	2.50	(0.08)	(2.01)	(2.09)
Year Ended 2/28/2025	$16.35	0.07	1.34	1.41	(0.28)	(3.90)	(4.18)
Year Ended 2/29/2024	$16.49	0.12	0.86	0.98	(0.23)	(0.89)	(1.12)
Year Ended 2/28/2023	$18.48	0.09	(1.09)	(1.00)	(0.06)	(0.93)	(0.99)
Year Ended 2/28/2022	$18.85	(0.02)	2.33	2.31	(0.03)	(2.65)	(2.68)
Institutional Class
Year Ended 2/28/2026	$14.04	0.09	2.54	2.63	(0.11)	(2.01)	(2.12)
Year Ended 2/28/2025	$16.77	0.12	1.38	1.50	(0.33)	(3.90)	(4.23)
Year Ended 2/29/2024	$16.88	0.16	0.89	1.05	(0.27)	(0.89)	(1.16)
Year Ended 2/28/2023	$18.90	0.13	(1.13)	(1.00)	(0.09)	(0.93)	(1.02)
Year Ended 2/28/2022	$19.21	0.04	2.38	2.42	(0.08)	(2.65)	(2.73)
Institutional 2 Class
Year Ended 2/28/2026	$14.74	0.12	2.69	2.81	(0.13)	(2.01)	(2.14)
Year Ended 2/28/2025	$17.42	0.15	1.42	1.57	(0.35)	(3.90)	(4.25)
Year Ended 2/29/2024	$17.49	0.19	0.93	1.12	(0.30)	(0.89)	(1.19)
Year Ended 2/28/2023	$19.53	0.16	(1.16)	(1.00)	(0.11)	(0.93)	(1.04)
Year Ended 2/28/2022	$19.77	0.06	2.45	2.51	(0.10)	(2.65)	(2.75)
Institutional 3 Class
Year Ended 2/28/2026	$14.83	0.13	2.70	2.83	(0.13)	(2.01)	(2.14)
Year Ended 2/28/2025	$17.50	0.15	1.44	1.59	(0.36)	(3.90)	(4.26)
Year Ended 2/29/2024	$17.57	0.20	0.93	1.13	(0.31)	(0.89)	(1.20)
Year Ended 2/28/2023	$19.61	0.17	(1.16)	(0.99)	(0.12)	(0.93)	(1.05)
Year Ended 2/28/2022	$19.84	0.08	2.45	2.53	(0.11)	(2.65)	(2.76)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Value and Inflection Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$13.99	20.54%	1.37% (c)	1.20% (c),(d)	0.44%	115%	$68,723
Year Ended 2/28/2025	$13.58	8.67%	1.36% (c),(e)	1.22% (c),(d),(e)	0.45%	70%	$69,580
Year Ended 2/29/2024	$16.35	6.58%	1.35% (c)	1.25% (c),(d)	0.77%	88%	$75,925
Year Ended 2/28/2023	$16.49	(4.97% )	1.33%	1.27% (d)	0.53%	67%	$84,580
Year Ended 2/28/2022	$18.48	11.94%	1.34%	1.28% (d)	(0.08% )	50%	$91,223
Institutional Class
Year Ended 2/28/2026	$14.55	20.82%	1.12% (c)	0.95% (c),(d)	0.69%	115%	$199,716
Year Ended 2/28/2025	$14.04	8.95%	1.11% (c),(e)	0.97% (c),(d),(e)	0.73%	70%	$201,901
Year Ended 2/29/2024	$16.77	6.87%	1.10% (c)	1.00% (c),(d)	1.01%	88%	$300,567
Year Ended 2/28/2023	$16.88	(4.81% )	1.08%	1.02% (d)	0.76%	67%	$376,007
Year Ended 2/28/2022	$18.90	12.27%	1.09%	1.03% (d)	0.18%	50%	$425,250
Institutional 2 Class
Year Ended 2/28/2026	$15.41	21.07%	0.95% (c)	0.80% (c)	0.84%	115%	$71,132
Year Ended 2/28/2025	$14.74	9.05%	0.94% (c),(e)	0.83% (c),(e)	0.91%	70%	$68,929
Year Ended 2/29/2024	$17.42	7.02%	0.93% (c)	0.86% (c)	1.16%	88%	$206,873
Year Ended 2/28/2023	$17.49	(4.64% )	0.92%	0.88%	0.92%	67%	$201,436
Year Ended 2/28/2022	$19.53	12.41%	0.91%	0.88%	0.30%	50%	$223,545
Institutional 3 Class
Year Ended 2/28/2026	$15.52	21.11%	0.90% (c)	0.76% (c)	0.89%	115%	$428,716
Year Ended 2/28/2025	$14.83	9.11%	0.89% (c),(e)	0.78% (c),(e)	0.90%	70%	$429,100
Year Ended 2/29/2024	$17.50	7.04%	0.88% (c)	0.81% (c)	1.21%	88%	$555,015
Year Ended 2/28/2023	$17.57	(4.58% )	0.87%	0.83%	0.99%	67%	$562,816
Year Ended 2/28/2022	$19.61	12.46%	0.86%	0.83%	0.37%	50%	$679,291
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 2/28/2026	$13.04	0.02	2.34	2.36	(0.05)	(2.01)	(2.06)
Year Ended 2/28/2025	$15.86	0.03	1.29	1.32	(0.24)	(3.90)	(4.14)
Year Ended 2/29/2024	$16.02	0.08	0.84	0.92	(0.19)	(0.89)	(1.08)
Year Ended 2/28/2023	$18.01	0.05	(1.09)	(1.04)	(0.02)	(0.93)	(0.95)
Year Ended 2/28/2022	$18.44	(0.07)	2.29	2.22	—	(2.65)	(2.65)
Class S
Year Ended 2/28/2026	$14.04	0.10	2.53	2.63	(0.11)	(2.01)	(2.12)
Year Ended 2/28/2025(f)	$16.02	0.03	0.11	0.14	(0.22)	(1.90)	(2.12)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Value and Inflection Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 2/28/2026	$13.34	20.28%	1.62% (c)	1.45% (c),(d)	0.16%	115%	$2,495
Year Ended 2/28/2025	$13.04	8.32%	1.61% (c),(e)	1.47% (c),(d),(e)	0.22%	70%	$1,845
Year Ended 2/29/2024	$15.86	6.36%	1.60% (c)	1.50% (c),(d)	0.50%	88%	$2,275
Year Ended 2/28/2023	$16.02	(5.32% )	1.57%	1.52% (d)	0.31%	67%	$2,661
Year Ended 2/28/2022	$18.01	11.73%	1.59%	1.53% (d)	(0.34% )	50%	$3,633
Class S
Year Ended 2/28/2026	$14.55	20.83%	1.12% (c)	0.95% (c),(d)	0.76%	115%	$55,562
Year Ended 2/28/2025 (f)	$14.04	(0.29% )	1.12% (c)	0.95% (c)	0.46%	70%	$97,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value and Inflection Fund  | 2026
15

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Small Cap Value and Inflection Fund (formerly known as Columbia Small Cap Value Fund II) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Effective September 1, 2025, Columbia Small Cap Value Fund II was renamed Columbia Small Cap Value and Inflection Fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
16
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Small Cap Value and Inflection Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
18
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.85% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value and Inflection Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Institutional Class	0.22
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.22
Class S	0.23
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $60.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	15,472

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
20
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2026 (%)
Class A	1.20
Institutional Class	0.95
Institutional 2 Class	0.80
Institutional 3 Class	0.76
Class R	1.45
Class S	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, foreign currency transactions, distribution reclassifications and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
284,459	(11,342,459)	11,058,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
18,722,227	98,862,225	117,584,452	27,560,943	229,817,505	257,378,448
Columbia Small Cap Value and Inflection Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
14,108,570	30,374,907	—	152,546,769
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
671,591,375	160,528,397	(7,981,628)	152,546,769
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $948,636,018 and $1,135,677,768, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
22
Columbia Small Cap Value and Inflection Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,074,074	4.58	27
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 27.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the
Columbia Small Cap Value and Inflection Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026
case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Small Cap Value and Inflection Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Small Cap Value and Inflection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Small Cap Value and Inflection Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Small Cap Value and Inflection Fund  | 2026
25

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Section 199A dividends	Capital gain dividend
50.03%	42.62%	6.11%	$123,939,536
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Section 199A dividends. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents Section 199A dividends potentially eligible for a 20% deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
26
Columbia Small Cap Value and Inflection Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Value and Inflection Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN230_02_T01_(04/26)

Columbia Overseas Value Fund
Annual Financial Statements and Additional Information
February 28, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Value Fund | 2026

Portfolio of Investments
February 28, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Australia 3.7%
Northern Star Resources Ltd.	6,455,191	141,496,229
Paladin Energy Ltd.(a)	6,879,959	65,557,126
Santos Ltd.	9,071,025	43,714,740
Total		250,768,095
Belgium 0.3%
Galapagos NV, ADR(a)	714,747	24,058,384
Brazil 1.6%
Banco do Brasil SA	16,303,457	85,961,658
Cosan SA(a)	16,641,531	20,450,921
Total		106,412,579
Canada 4.4%
Finning International, Inc.	835,204	56,306,851
NexGen Energy Ltd.(a)	3,298,894	42,159,865
Nutrien Ltd.	504,966	37,907,798
Pan American Silver Corp.(b)	743,551	51,081,954
Teck Resources Ltd., Class B	1,124,746	66,236,292
Vermilion Energy, Inc.	4,571,546	49,235,550
Total		302,928,310
China 1.9%
Ping An Insurance Group Co. of China Ltd., Class H	14,734,500	127,462,929
Finland 1.0%
UPM-Kymmene OYJ	2,120,151	67,516,683
France 8.4%
AXA SA	3,419,517	167,221,568
BNP Paribas SA	637,949	71,629,999
Cie de Saint-Gobain SA	161,685	16,385,440
Eiffage SA	240,758	41,516,931
Sanofi SA	1,046,234	102,323,110
TotalEnergies SE	2,254,934	180,623,850
Total		579,700,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 3.5%
Duerr AG	944,547	27,155,352
E.ON SE	3,051,825	70,966,797
Fresenius Medical Care AG	1,342,831	62,549,084
KION Group AG	662,425	44,957,940
Siemens AG, Registered Shares	111,512	32,243,010
Total		237,872,183
Greece 1.8%
Piraeus Bank SA(a)	13,080,790	125,504,843
Hong Kong 4.4%
BOC Hong Kong Holdings Ltd.	17,205,500	98,411,308
Sun Hung Kai Properties Ltd.	5,397,500	100,343,033
WH Group Ltd.	79,992,330	100,611,566
Total		299,365,907
Ireland 1.8%
Bank of Ireland Group PLC	6,441,818	125,430,498
Israel 1.3%
Check Point Software Technologies Ltd.(a)	591,736	89,985,293
Italy 3.1%
BPER Banca SPA	8,927,278	125,731,211
Buzzi SpA	715,460	41,248,708
PRADA SpA	8,174,500	46,340,505
Total		213,320,424
Japan 21.9%
Dai-ichi Life Holdings, Inc.	7,657,300	78,574,286
Daiwabo Holdings Co., Ltd.	3,149,800	64,444,394
Iyogin Holdings, Inc.	2,835,300	61,452,389
Kinden Corp.	497,200	26,957,509
Macnica Holdings, Inc.	3,197,300	56,507,715
MatsukiyoCocokara & Co.	3,834,000	63,562,424
Mebuki Financial Group, Inc.	14,447,800	123,920,360
Medipal Holdings Corp.	2,649,300	51,917,234
Nippon Television Holdings, Inc.	2,519,000	54,831,626
ORIX Corp.	2,387,500	83,799,102
Sankyo Co., Ltd.	5,121,900	72,203,659
Sanwa Holdings Corp.	1,086,600	28,756,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
SCREEN Holdings Co., Ltd.	237,500	34,622,111
Shimamura Co., Ltd.	3,286,800	75,593,180
Ship Healthcare Holdings, Inc.	1,243,700	21,917,334
Subaru Corp.	3,678,300	68,994,282
Sumitomo Corp.	2,489,300	105,703,535
Sumitomo Mitsui Financial Group, Inc.	4,129,100	155,814,009
Sundrug Co., Ltd.	885,400	23,937,238
Tokyo Tatemono Co., Ltd.	3,545,700	99,204,998
TOPPAN Holdings, Inc.	1,391,200	47,655,200
Toyota Tsusho Corp.	1,778,600	79,504,507
TV Asahi Holdings Corp.	1,163,800	25,193,781
Total		1,505,067,214
Jersey 1.0%
Yellow Cake PLC(a)	7,819,937	66,920,318
Kazakhstan 0.4%
Kaspi.KZ JSC, ADR(a)	429,035	30,285,581
Netherlands 5.0%
ASR Nederland NV	1,791,292	130,160,355
ING Groep NV	4,400,144	126,957,064
Koninklijke Ahold Delhaize NV	1,243,153	61,356,353
Prosus NV, Class N(a)	445,622	22,905,167
Total		341,378,939
Norway 2.7%
DNB Bank ASA	3,766,048	119,212,069
Leroy Seafood Group ASA	12,908,227	67,369,517
Total		186,581,586
Poland 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	2,677,238	69,363,670
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	106,132	—
Singapore 1.9%
BW LPG Ltd.	545,083	9,921,300
BW LPG Ltd.	2,938,004	53,559,813
Venture Corp., Ltd.	5,457,300	67,385,083
Total		130,866,196
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.2%
Impala Platinum Holdings Ltd.	2,575,892	57,225,203
Thungela Resources Ltd.	3,640,033	25,387,366
Total		82,612,569
South Korea 0.6%
Youngone Corp.	621,360	41,717,867
Spain 4.0%
Banco Santander SA	16,332,197	205,982,694
Endesa SA	1,670,439	68,147,596
Total		274,130,290
Switzerland 1.1%
Nestlé SA, Registered Shares	716,873	78,325,862
Turkey 0.4%
Akbank T.A.S.	13,286,573	27,319,335
United Arab Emirates 1.6%
Emaar Properties PJSC	24,725,071	109,122,040
United Kingdom 7.8%
AstraZeneca PLC	292,699	61,013,106
Centrica PLC	21,903,581	58,739,797
HSBC Holdings PLC	3,334,573	62,326,539
Imperial Brands PLC	3,571,386	159,958,329
JD Sports Fashion PLC	35,344,329	38,936,222
Marks & Spencer Group PLC	16,061,574	85,866,682
TP Icap Group PLC	19,828,231	67,690,970
Total		534,531,645
United States 9.9%
Burford Capital Ltd.	3,497,357	29,517,693
Diversified Energy Co.	3,284,718	45,197,720
Energy Fuels, Inc.(a),(b)	1,776,040	37,865,173
Flutter Entertainment PLC(a)	207,762	22,051,859
Jazz Pharmaceuticals PLC(a)	224,670	42,691,793
JBS NV, Class A(a)	3,451,322	58,292,829
Primo Brands Corp., Class A(b)	6,112,063	138,621,589
Roche Holding AG, Genusschein Shares	129,162	61,468,384
Shell PLC	5,019,962	210,250,438
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Smurfit WestRock PLC	704,946	33,139,511
Total		679,096,989
Total Common Stocks (Cost $4,865,999,339)		6,707,647,127

Exchange-Traded Equity Funds 1.7%
	Shares	Value ($)
United States 1.7%
iShares MSCI EAFE Value ETF	1,416,775	113,001,974
Total Exchange-Traded Equity Funds (Cost $106,641,399)		113,001,974

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,331,149)	1,236,256

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(g),(h)	54,531,246	54,520,340
Total Money Market Funds (Cost $54,511,659)		54,520,340
Total Investments in Securities (Cost $5,028,483,546)		6,876,405,697
Other Assets & Liabilities, Net		(13,620,892)
Net Assets		$6,862,784,805
At February 28, 2026, securities and/or cash totaling $68,306,024 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
36,401,000 CAD	26,867,504 USD	Barclays	03/31/2026	148,805	—
453,895,000 CAD	332,385,985 USD	Barclays	03/31/2026	—	(777,501)
13,480,618 USD	10,384,000 CHF	Barclays	03/31/2026	73,159	—
20,150,798 USD	16,934,000 EUR	Barclays	03/31/2026	—	(110,131)
78,017,656 USD	701,250,000 SEK	Barclays	03/31/2026	—	(205,242)
316,170,000 NOK	32,434,346 USD	Citi	03/31/2026	—	(811,944)
195,564,290 USD	165,294,000 EUR	Citi	03/31/2026	54,106	—
48,191,418,000 KRW	33,771,141 USD	Goldman Sachs International	03/31/2026	278,684	—
85,441,797,000 KRW	58,447,718 USD	Goldman Sachs International	03/31/2026	—	(933,305)
129,023,000 NOK	13,508,164 USD	Goldman Sachs International	03/31/2026	—	(59,018)
324,297,950 USD	465,544,000 AUD	HSBC	03/31/2026	6,967,331	—
18,296,213,000 JPY	117,316,506 USD	JPMorgan	03/31/2026	—	(135,759)
57,899,000 SGD	45,644,645 USD	Morgan Stanley	03/31/2026	—	(232,197)
13,529,768 USD	19,001,000 AUD	Morgan Stanley	03/31/2026	—	(9,303)
13,434,676 USD	18,856,000 AUD	Morgan Stanley	03/31/2026	—	(17,387)
343,533,535 USD	252,804,000 GBP	Morgan Stanley	03/31/2026	—	(2,811,551)
151,666,000 NZD	91,211,174 USD	State Street	03/31/2026	123,911	—
208,662,089 USD	161,082,000 CHF	State Street	03/31/2026	1,591,135	—
32,581,494 USD	205,599,000 DKK	UBS	03/31/2026	—	(8,327)
Total				9,237,131	(6,111,665)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	10,955,215	5,519	20.00	03/18/2026	1,331,149	1,236,256

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Energy Fuels, Inc.	Morgan Stanley	USD	(9,466,080)	(4,440)	30.00	03/20/2026	(268,914)	(128,760)
Energy Fuels, Inc.	Morgan Stanley	USD	(9,466,080)	(4,440)	28.00	03/20/2026	(406,688)	(193,140)
Pan American Silver Corp.	Morgan Stanley	USD	(10,215,690)	(1,487)	75.00	03/20/2026	(225,245)	(278,813)
Pan American Silver Corp.	Morgan Stanley	USD	(10,215,690)	(1,487)	70.00	03/20/2026	(388,816)	(505,580)
Primo Brands Corp.	Morgan Stanley	USD	(27,724,032)	(12,224)	25.00	03/20/2026	(204,584)	(275,040)
Total							(1,494,247)	(1,381,333)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	6,022,145	2,388,406,468	(2,339,916,341)	8,068	54,520,340	(18,122)	1,641,474	54,531,246
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Currency Legend (continued)
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	250,768,095	—	250,768,095
Belgium	24,058,384	—	—	24,058,384
Brazil	106,412,579	—	—	106,412,579
Canada	302,928,310	—	—	302,928,310
China	—	127,462,929	—	127,462,929
Finland	—	67,516,683	—	67,516,683
France	—	579,700,898	—	579,700,898
Germany	70,966,797	166,905,386	—	237,872,183
Greece	125,504,843	—	—	125,504,843
Hong Kong	100,611,566	198,754,341	—	299,365,907
Ireland	—	125,430,498	—	125,430,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Israel	89,985,293	—	—	89,985,293
Italy	—	213,320,424	—	213,320,424
Japan	87,499,662	1,417,567,552	—	1,505,067,214
Jersey	—	66,920,318	—	66,920,318
Kazakhstan	30,285,581	—	—	30,285,581
Netherlands	61,356,353	280,022,586	—	341,378,939
Norway	—	186,581,586	—	186,581,586
Poland	—	69,363,670	—	69,363,670
Russian Federation	—	—	0 *	0 *
Singapore	53,559,813	77,306,383	—	130,866,196
South Africa	25,387,366	57,225,203	—	82,612,569
South Korea	—	41,717,867	—	41,717,867
Spain	—	274,130,290	—	274,130,290
Switzerland	—	78,325,862	—	78,325,862
Turkey	—	27,319,335	—	27,319,335
United Arab Emirates	—	109,122,040	—	109,122,040
United Kingdom	61,013,106	473,518,539	—	534,531,645
United States	407,378,167	271,718,822	—	679,096,989
Total Common Stocks	1,546,947,820	5,160,699,307	0 *	6,707,647,127
Exchange-Traded Equity Funds	113,001,974	—	—	113,001,974
Call Option Contracts Purchased	1,236,256	—	—	1,236,256
Money Market Funds	54,520,340	—	—	54,520,340
Total Investments in Securities	1,715,706,390	5,160,699,307	0 *	6,876,405,697
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	9,237,131	—	9,237,131
Liability
Forward Foreign Currency Exchange Contracts	—	(6,111,665)	—	(6,111,665)
Call Option Contracts Written	(1,381,333)	—	—	(1,381,333)
Total	1,714,325,057	5,163,824,773	0 *	6,878,149,830

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,972,640,738)	$6,820,649,101
Affiliated issuers (cost $54,511,659)	54,520,340
Option contracts purchased (cost $1,331,149)	1,236,256
Cash	204,584
Cash collateral held at broker for:
Forward foreign currency exchange contracts	1,210,000
Unrealized appreciation on forward foreign currency exchange contracts	9,237,131
Receivable for:
Capital shares sold	7,677,732
Dividends	9,645,685
Foreign tax reclaims	7,550,808
Expense reimbursement due from Investment Manager	2,687
Prepaid expenses	8,290
Total assets	6,911,942,614
Liabilities
Option contracts written, at value (premiums received $1,494,247)	1,381,333
Unrealized depreciation on forward foreign currency exchange contracts	6,111,665
Payable for:
Investments purchased	31,512,594
Capital shares redeemed	7,957,430
Management services fees	136,538
Distribution and/or service fees	3,854
Transfer agent fees	450,851
Compensation of chief compliance officer	935
IRS Closing Agreement for European Union tax reclaim	809,498
Compensation of board members	7,746
Other expenses	453,113
Deferred compensation of board members	332,252
Total liabilities	49,157,809
Net assets applicable to outstanding capital stock	$6,862,784,805
Represented by
Paid in capital	5,108,441,882
Total distributable earnings (loss)	1,754,342,923
Total - representing net assets applicable to outstanding capital stock	$6,862,784,805
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Statement of Assets and Liabilities (continued)
February 28, 2026
Class A
Net assets	$470,327,165
Shares outstanding	29,546,124
Net asset value per share	$15.92
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.89
Class C
Net assets	$14,972,573
Shares outstanding	952,573
Net asset value per share	$15.72
Institutional Class
Net assets	$3,092,627,149
Shares outstanding	193,543,552
Net asset value per share	$15.98
Institutional 2 Class
Net assets	$1,604,964,948
Shares outstanding	101,149,843
Net asset value per share	$15.87
Institutional 3 Class
Net assets	$1,646,051,942
Shares outstanding	103,546,307
Net asset value per share	$15.90
Class R
Net assets	$17,066,863
Shares outstanding	1,107,804
Net asset value per share	$15.41
Class S
Net assets	$16,774,165
Shares outstanding	1,049,821
Net asset value per share	$15.98
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Operations
Year Ended February 28, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$182,472,509
Dividends — affiliated issuers	1,641,474
Interfund lending	2,259
European Union tax reclaim	4,768,222
Foreign taxes withheld	(13,704,000)
Total income	175,180,464
Expenses:
Management services fees	36,638,729
Distribution and/or service fees
Class A	916,516
Class C	120,084
Class R	74,943
Transfer agent fees
Class A	478,338
Class C	15,660
Institutional Class	2,493,109
Institutional 2 Class	702,124
Institutional 3 Class	66,756
Class R	19,567
Class S	18,832
Custodian fees	648,910
Printing and postage fees	490,370
Registration fees	317,083
Accounting services fees	41,188
Legal fees	90,150
Interest on collateral	2,817
Interest on interfund lending	4,625
Compensation of chief compliance officer	892
Compensation of board members	61,379
Deferred compensation of board members	56,243
Other	354,563
Total expenses	43,612,878
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(719,033)
Fees waived by transfer agent
Institutional 2 Class	(20,314)
Institutional 3 Class	(23,487)
Expense reduction	(160)
Total net expenses	42,849,884
Net investment income	132,330,580
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Statement of Operations (continued)
Year Ended February 28, 2026
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$528,810,711
Investments — affiliated issuers	(18,122)
Foreign currency translations	(974,691)
Forward foreign currency exchange contracts	64,569,385
Option contracts purchased	1,012,974
Option contracts written	6,309,421
Net realized gain	599,709,678
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,339,645,188
Investments — affiliated issuers	8,068
Foreign currency translations	843,229
Forward foreign currency exchange contracts	1,837,687
Option contracts purchased	(94,893)
Option contracts written	112,914
Net change in unrealized appreciation (depreciation)	1,342,352,193
Net realized and unrealized gain	1,942,061,871
Net increase in net assets resulting from operations	$2,074,392,451
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Statement of Changes in Net Assets

	Year Ended February 28, 2026	Year Ended February 28, 2025
Operations
Net investment income	$132,330,580	$96,410,636
Net realized gain	599,709,678	35,342,666
Net change in unrealized appreciation (depreciation)	1,342,352,193	337,651,067
Net increase in net assets resulting from operations	2,074,392,451	469,404,369
Distributions to shareholders
Net investment income and net realized gains
Class A	(28,910,708)	(14,639,932)
Advisor Class	—	(7,983,056)
Class C	(866,462)	(473,737)
Institutional Class	(188,782,345)	(42,323,697)
Institutional 2 Class	(108,919,343)	(39,103,974)
Institutional 3 Class	(109,490,088)	(53,620,912)
Class R	(1,122,735)	(682,278)
Class S	(1,149,104)	(432,553)
Total distributions to shareholders	(439,240,785)	(159,260,139)
Increase in net assets from capital stock activity	2,010,601,266	3,826,573
Total increase in net assets	3,645,752,932	313,970,803
Net assets at beginning of year	3,217,031,873	2,903,061,070
Net assets at end of year	$6,862,784,805	$3,217,031,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2026		February 28, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,366,729	88,111,733	3,191,704	35,085,011
Distributions reinvested	1,992,245	28,030,888	1,327,014	14,174,490
Shares redeemed	(5,527,011)	(74,357,580)	(5,796,192)	(63,432,745)
Net increase (decrease)	2,831,963	41,785,041	(1,277,474)	(14,173,244)
Advisor Class
Shares sold	—	—	7,757,646	85,033,245
Distributions reinvested	—	—	752,951	7,981,282
Shares redeemed	—	—	(55,780,110)	(616,275,239)
Net decrease	—	—	(47,269,513)	(523,260,712)
Class C
Shares sold	418,190	5,680,973	67,647	731,280
Distributions reinvested	62,246	866,462	44,780	473,672
Shares redeemed	(424,468)	(5,716,712)	(527,753)	(5,713,317)
Net increase (decrease)	55,968	830,723	(415,326)	(4,508,365)
Institutional Class
Shares sold	122,374,191	1,706,506,236	56,952,037	632,527,066
Distributions reinvested	13,346,295	188,449,677	3,934,057	42,189,763
Shares redeemed	(31,250,800)	(430,964,404)	(17,438,386)	(192,244,381)
Net increase	104,469,686	1,463,991,509	43,447,708	482,472,448
Institutional 2 Class
Shares sold	49,369,310	625,071,752	12,381,046	135,635,699
Distributions reinvested	7,754,988	108,724,937	3,665,902	39,002,490
Shares redeemed	(25,316,096)	(348,669,125)	(19,065,468)	(209,589,463)
Net increase (decrease)	31,808,202	385,127,564	(3,018,520)	(34,951,274)
Institutional 3 Class
Shares sold	29,142,643	396,648,441	20,230,977	221,270,138
Distributions reinvested	5,348,924	75,098,895	2,262,304	24,109,564
Shares redeemed	(25,996,622)	(350,187,918)	(14,481,705)	(158,982,275)
Net increase	8,494,945	121,559,418	8,011,576	86,397,427
Class R
Shares sold	289,980	3,931,441	307,216	3,274,341
Distributions reinvested	82,188	1,120,225	65,762	681,983
Shares redeemed	(526,833)	(6,999,151)	(462,001)	(4,926,067)
Net decrease	(154,665)	(1,947,485)	(89,023)	(969,743)
Class S
Shares sold	30,830	397,952	1,159,319	13,402,304
Distributions reinvested	81,381	1,149,104	40,312	432,553
Shares redeemed	(170,053)	(2,292,560)	(91,968)	(1,014,821)
Net increase (decrease)	(57,842)	(745,504)	1,107,663	12,820,036
Total net increase	147,448,257	2,010,601,266	497,091	3,826,573
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Overseas Value Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2026	$11.36	0.35 (c)	5.31	5.66	(0.46)	(0.64)	(1.10)
Year Ended 2/28/2025	$10.28	0.31 (c)	1.31	1.62	(0.54)	—	(0.54)
Year Ended 2/29/2024	$9.95	0.33 (c)	0.39	0.72	(0.39)	—	(0.39)
Year Ended 2/28/2023	$10.11	0.24	(0.24)	0.00	(0.06)	(0.10)	(0.16)
Year Ended 2/28/2022	$9.99	0.23	0.23	0.46	(0.27)	(0.07)	(0.34)
Class C
Year Ended 2/28/2026	$11.25	0.25 (c)	5.23	5.48	(0.37)	(0.64)	(1.01)
Year Ended 2/28/2025	$10.18	0.25 (c)	1.28	1.53	(0.46)	—	(0.46)
Year Ended 2/29/2024	$9.86	0.25 (c)	0.39	0.64	(0.32)	—	(0.32)
Year Ended 2/28/2023	$10.03	0.17	(0.24)	(0.07)	(0.00)	(0.10)	(0.10)
Year Ended 2/28/2022	$9.91	0.16	0.22	0.38	(0.19)	(0.07)	(0.26)
Institutional Class
Year Ended 2/28/2026	$11.39	0.34 (c)	5.37	5.71	(0.48)	(0.64)	(1.12)
Year Ended 2/28/2025	$10.30	0.28 (c)	1.38	1.66	(0.57)	—	(0.57)
Year Ended 2/29/2024	$9.98	0.35 (c)	0.39	0.74	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.13	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$10.01	0.26	0.23	0.49	(0.30)	(0.07)	(0.37)
Institutional 2 Class
Year Ended 2/28/2026	$11.32	0.39 (c)	5.29	5.68	(0.49)	(0.64)	(1.13)
Year Ended 2/28/2025	$10.24	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.92	0.36 (c)	0.39	0.75	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.07	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.95	0.27	0.23	0.50	(0.31)	(0.07)	(0.38)
Institutional 3 Class
Year Ended 2/28/2026	$11.34	0.39 (c)	5.31	5.70	(0.50)	(0.64)	(1.14)
Year Ended 2/28/2025	$10.26	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.93	0.36 (c)	0.40	0.76	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.08	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.96	0.26	0.24	0.50	(0.31)	(0.07)	(0.38)
Class R
Year Ended 2/28/2026	$11.03	0.32 (c)	5.13	5.45	(0.43)	(0.64)	(1.07)
Year Ended 2/28/2025	$9.99	0.28 (c)	1.27	1.55	(0.51)	—	(0.51)
Year Ended 2/29/2024	$9.68	0.30 (c)	0.38	0.68	(0.37)	—	(0.37)
Year Ended 2/28/2023	$9.84	0.20	(0.22)	(0.02)	(0.04)	(0.10)	(0.14)
Year Ended 2/28/2022	$9.73	0.19	0.24	0.43	(0.25)	(0.07)	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2026	$15.92	51.05%	1.16% (d),(e)	1.15% (d),(e),(f)	2.56% (c)	57%	$470,327
Year Ended 2/28/2025	$11.36	16.13%	1.19% (d),(e)	1.16% (d),(e),(f)	2.85% (c)	41%	$303,469
Year Ended 2/29/2024	$10.28	7.33%	1.21% (d),(e),(g)	1.15% (d),(e),(f),(g)	3.24% (c)	34%	$287,680
Year Ended 2/28/2023	$9.95	0.15%	1.22% (d),(e)	1.16% (d),(e),(f)	2.53%	36%	$300,207
Year Ended 2/28/2022	$10.11	4.65%	1.21% (d)	1.15% (d),(f)	2.20%	43%	$338,513
Class C
Year Ended 2/28/2026	$15.72	49.89%	1.91% (d),(e)	1.90% (d),(e),(f)	1.84% (c)	57%	$14,973
Year Ended 2/28/2025	$11.25	15.32%	1.94% (d),(e)	1.91% (d),(e),(f)	2.27% (c)	41%	$10,084
Year Ended 2/29/2024	$10.18	6.52%	1.96% (d),(e),(g)	1.90% (d),(e),(f),(g)	2.53% (c)	34%	$13,356
Year Ended 2/28/2023	$9.86	(0.56% )	1.97% (d),(e)	1.91% (d),(e),(f)	1.82%	36%	$15,532
Year Ended 2/28/2022	$10.03	3.88%	1.96% (d)	1.90% (d),(f)	1.50%	43%	$19,243
Institutional Class
Year Ended 2/28/2026	$15.98	51.46%	0.92% (d),(e)	0.90% (d),(e),(f)	2.43% (c)	57%	$3,092,627
Year Ended 2/28/2025	$11.39	16.49%	0.95% (d),(e)	0.91% (d),(e),(f)	2.54% (c)	41%	$1,014,794
Year Ended 2/29/2024	$10.30	7.48%	0.96% (d),(e),(g)	0.90% (d),(e),(f),(g)	3.48% (c)	34%	$470,143
Year Ended 2/28/2023	$9.98	0.46%	0.97% (d),(e)	0.91% (d),(e),(f)	2.72%	36%	$489,364
Year Ended 2/28/2022	$10.13	4.91%	0.96% (d)	0.90% (d),(f)	2.40%	43%	$518,966
Institutional 2 Class
Year Ended 2/28/2026	$15.87	51.52%	0.84% (d),(e)	0.82% (d),(e)	2.88% (c)	57%	$1,604,965
Year Ended 2/28/2025	$11.32	16.59%	0.86% (d),(e)	0.82% (d),(e)	3.21% (c)	41%	$784,726
Year Ended 2/29/2024	$10.24	7.61%	0.87% (d),(e),(g)	0.82% (d),(e),(g)	3.60% (c)	34%	$740,968
Year Ended 2/28/2023	$9.92	0.53%	0.88% (d),(e)	0.82% (d),(e)	2.85%	36%	$660,833
Year Ended 2/28/2022	$10.07	5.02%	0.88% (d)	0.82% (d)	2.52%	43%	$716,539
Institutional 3 Class
Year Ended 2/28/2026	$15.90	51.58%	0.79% (d),(e)	0.77% (d),(e)	2.89% (c)	57%	$1,646,052
Year Ended 2/28/2025	$11.34	16.62%	0.81% (d),(e)	0.77% (d),(e)	3.16% (c)	41%	$1,077,420
Year Ended 2/29/2024	$10.26	7.75%	0.82% (d),(e),(g)	0.77% (d),(e),(g)	3.55% (c)	34%	$892,665
Year Ended 2/28/2023	$9.93	0.57%	0.83% (d),(e)	0.77% (d),(e)	2.81%	36%	$791,531
Year Ended 2/28/2022	$10.08	5.07%	0.83% (d)	0.77% (d)	2.46%	43%	$721,028
Class R
Year Ended 2/28/2026	$15.41	50.66%	1.41% (d),(e)	1.40% (d),(e),(f)	2.44% (c)	57%	$17,067
Year Ended 2/28/2025	$11.03	15.91%	1.44% (d),(e)	1.41% (d),(e),(f)	2.61% (c)	41%	$13,921
Year Ended 2/29/2024	$9.99	7.06%	1.46% (d),(e),(g)	1.40% (d),(e),(f),(g)	3.04% (c)	34%	$13,501
Year Ended 2/28/2023	$9.68	(0.05% )	1.47% (d),(e)	1.41% (d),(e),(f)	2.25%	36%	$13,962
Year Ended 2/28/2022	$9.84	4.40%	1.47% (d)	1.40% (d),(f)	1.84%	43%	$15,567
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 2/28/2026	$11.39	0.39 (c)	5.32	5.71	(0.48)	(0.64)	(1.12)
Year Ended 2/28/2025(h)	$11.57	0.05 (c)	0.17	0.22	(0.40)	—	(0.40)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 2/28/2026
Class A	0.01	0.10
Class C	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class R	0.01	0.10
Class S	0.01	0.10
Year Ended 2/28/2025
Class A	0.02	0.15
Class C	0.02	0.15
Institutional Class	0.02	0.15
Institutional 2 Class	0.02	0.15
Institutional 3 Class	0.02	0.15
Class R	0.02	0.15
Class S	0.01	0.15
Year Ended 2/29/2024
Class A	0.04	0.37
Class C	0.04	0.37
Institutional Class	0.04	0.37
Institutional 2 Class	0.04	0.37
Institutional 3 Class	0.04	0.37
Class R	0.04	0.37

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 2/28/2026	$15.98	51.46%	0.91% (d),(e)	0.90% (d),(e),(f)	2.86% (c)	57%	$16,774
Year Ended 2/28/2025 (h)	$11.39	2.08%	0.97% (d),(e)	0.91% (d),(e)	1.02% (c)	41%	$12,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements
February 28, 2026
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Investments, at value — Option contracts purchased	1,236,256
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	9,237,131
Total		10,473,387

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Option contracts written, at value	1,381,333
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,111,665
Total		7,492,998

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	1,012,974	6,309,421	7,322,395
Foreign exchange risk	64,569,385	—	—	64,569,385
Total	64,569,385	1,012,974	6,309,421	71,891,780

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(94,893)	112,914	18,021
Foreign exchange risk	1,837,687	—	—	1,837,687
Total	1,837,687	(94,893)	112,914	1,855,708
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2026:
Derivative instrument	Average value ($)
Option contracts purchased	591,178
Option contracts written	(763,519)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	13,348,227	(9,148,728)
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Barclays	Citi	Goldman Sachs International	HSBC	JPMorgan	Morgan Stanley (a)	Morgan Stanley (a)	State Street	UBS	Total
Assets
Forward foreign currency exchange contracts	$221,964	54,106	278,684	6,967,331	-	-	-	1,715,046	-	9,237,131
Call option contracts purchased	-	-	-	-	-	-	1,236,256	-	-	1,236,256
Total assets	221,964	54,106	278,684	6,967,331	-	-	1,236,256	1,715,046	-	10,473,387
Liabilities
Forward foreign currency exchange contracts	1,092,874	811,944	992,323	-	135,759	3,070,438	-	-	8,327	6,111,665
Call option contracts written	-	-	-	-	-	-	1,381,333	-	-	1,381,333
Total liabilities	1,092,874	811,944	992,323	-	135,759	3,070,438	1,381,333	-	8,327	7,492,998
Total financial and derivative net assets	(870,910)	(757,838)	(713,639)	6,967,331	(135,759)	(3,070,438)	(145,077)	1,715,046	(8,327)	2,980,389
Total collateral received (pledged) (b)	-	-	(713,639)	-	-	-	(145,077)	-	-	(858,716)
Net amount (c)	$(870,910)	(757,838)	-	6,967,331	(135,759)	(3,070,438)	-	1,715,046	(8,327)	3,839,105

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
The Fund is seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Fund paying a portion of those taxes refunded to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Fund has accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2026 was 0.74% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to July 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
For the year ended February 28, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.13
Class S	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $160.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	346,161
Class C	—	1.00 (b)	131

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	July 1, 2025 through June 30, 2026 (%)	Prior to July 1, 2025 (%)
Class A	1.16	1.16
Class C	1.91	1.91
Institutional Class	0.91	0.91
Institutional 2 Class	0.82	0.82
Institutional 3 Class	0.78	0.77
Class R	1.41	1.41
Class S	0.91	0.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to July 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, passive foreign investment company (pfic) holdings, capital loss carryforwards, trustees’ deferred compensation, foreign capital gains tax and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
91,033,659	(91,033,659)	—

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2026			Year Ended February 28, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
249,253,062	189,987,723	439,240,785	159,260,139	—	159,260,139
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
200,464,209	109,620,404	(259,785,178)	1,702,379,508
At February 28, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
5,175,770,322	1,806,503,951	(104,124,443)	1,702,379,508
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
—	(259,785,178)	(259,785,178)	56,531,358
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,586,332,630 and $2,830,563,016, respectively, for the year ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	8,525,000	4.87	4
Lender	2,385,714	4.87	7
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.

Columbia Overseas Value Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 20.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Overseas Value Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Overseas Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Overseas Value Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Overseas Value Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
30.08%	$314,588,533	$10,376,916	$0.02	$176,679,160	$0.41
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Overseas Value Fund  | 2026

Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN208_02_T01_(04/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

For the Columbia Large Cap Index Fund and Columbia Small Cap Index Fund, Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with the Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	April 22, 2026